UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: April 30, 2014

Item 1 — Schedule of Investments

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 100.1%
Asset-Backed Commercial Paper — 32.8%
Albion Capital LLC 0.16% due 05/27/2014*	$510,000	$509,941
Albion Capital LLC 0.20% due 05/21/2014*	711,000	710,921
Bedford Row Funding Corp. 0.15% due 07/01/2014*	3,495,000	3,494,021
Bedford Row Funding Corp. 0.18% due 07/01/2014*	1,750,000	1,749,510
Chariot Funding LLC 0.23% due 05/27/2014*	360,000	359,940
Chariot Funding LLC 0.23% due 06/16/2014*	1,920,000	1,919,436
Collateralized Commercial Paper Co. LLC 0.25% due 09/10/2014	2,150,000	2,148,151
Collateralized Commercial Paper Co. LLC 0.25% due 09/17/2014	3,500,000	3,496,745
Collateralized Commercial Paper Co. LLC 0.25% due 10/20/2014	1,500,000	1,498,080
Fairway Finance LLC 0.20% due 05/05/2014*	2,400,000	2,399,947
Gemini Securitization Corp. LLC 0.21% due 05/30/2014*	1,510,000	1,509,745
Gotham Funding Corp. 0.15% due 05/20/2014*	1,250,000	1,249,901
Gotham Funding Corp. 0.15% due 05/23/2014*	930,000	929,915
Govco LLC 0.18% due 05/01/2014*	1,390,000	1,390,000
Jupiter Securitization Co. LLC 0.22% due 08/04/2014*	1,180,000	1,179,422
Jupiter Securitization Co. LLC 0.22% due 10/01/2014*	890,000	889,181
Jupiter Securitization Co. LLC 0.23% due 05/27/2014*	400,000	399,934
Jupiter Securitization Co. LLC 0.23% due 06/10/2014*	760,000	759,806
Jupiter Securitization Co. LLC 0.23% due 06/17/2014*	630,000	629,811
Kells Funding LLC 0.23% due 08/27/2014*	3,000,000	2,998,140
Kells Funding LLC 0.24% due 05/02/2014*	1,130,000	1,129,992
Kells Funding LLC 0.24% due 07/07/2014*	1,375,000	1,374,574
Kells Funding LLC 0.24% due 08/12/2014*	3,000,000	2,998,440
Kells Funding LLC 0.24% due 08/19/2014*	490,000	489,721
Kells Funding LLC 0.24% due 08/22/2014*	1,745,000	1,743,970
Kells Funding LLC 0.24% due 09/02/2014*	960,000	959,366
Liberty Street Funding LLC 0.13% due 05/07/2014*	6,700,000	6,699,855
Liberty Street Funding LLC 0.13% due 05/15/2014*	4,000,000	3,999,798
LMA Americas LLC 0.16% due 05/14/2014*	5,000,000	4,999,711
LMA Americas LLC 0.17% due 05/07/2014*	1,350,000	1,349,962
Manhattan Asset Funding Co. LLC 0.15% due 05/19/2014*	2,300,000	2,299,827
Manhattan Asset Funding Co. LLC 0.16% due 05/20/2014*	741,000	740,937
Manhattan Asset Funding Co. LLC 0.18% due 05/29/2014*	380,000	379,947
Manhattan Asset Funding Co. LLC 0.18% due 06/10/2014*	395,000	394,921
Manhattan Asset Funding Co. LLC 0.19% due 07/15/2014*	400,000	399,840
Old Line Funding LLC 0.20% due 06/23/2014*	1,000,000	999,706
Old Line Funding LLC 0.22% due 10/09/2014*	800,000	799,456
Old Line Funding LLC 0.23% due 05/27/2014*	855,000	854,858
Old Line Funding LLC 0.23% due 07/22/2014*	1,035,000	1,034,834
Old Line Funding LLC 0.23% due 08/08/2014*	3,000,000	2,999,250
Old Line Funding LLC 0.23% due 08/13/2014*	1,310,000	1,309,620
Old Line Funding LLC 0.23% due 09/02/2014*	350,000	349,839
Old Line Funding LLC 0.24% due 09/12/2014*	560,000	559,714
Old Line Funding LLC 0.24% due 09/23/2014*	1,345,000	1,343,713
Old Line Funding LLC 0.24% due 10/01/2014*	1,360,000	1,359,162
Old Line Funding LLC 0.24% due 10/09/2014*	930,000	929,364
Old Line Funding LLC 0.24% due 10/10/2014*	525,000	524,399
Regency Markets No. 1 LLC 0.13% due 05/02/2014*	4,060,000	4,059,985
Regency Markets No. 1 LLC 0.13% due 05/27/2014*	3,500,000	3,499,671
Regency Markets No. 1 LLC 0.14% due 05/20/2014*	1,055,000	1,054,922
Regency Markets No. 1 LLC 0.14% due 05/30/2014*	1,500,000	1,499,831
Thunder Bay Funding LLC 0.22% due 09/12/2014*	460,000	459,637
Thunder Bay Funding LLC 0.22% due 09/22/2014*	290,000	289,753
Thunder Bay Funding LLC 0.23% due 05/27/2014*	725,000	724,880
Thunder Bay Funding LLC 0.23% due 06/09/2014*	430,000	429,893
Thunder Bay Funding LLC 0.23% due 06/11/2014*	607,000	606,841
Thunder Bay Funding LLC 0.24% due 10/09/2014*	865,000	864,167
Thunder Bay Funding LLC 0.24% due 10/01/2014*	820,000	819,259
Working Capital Management Co. 0.12% due 05/01/2014*	710,000	710,000
Working Capital Management Co. 0.12% due 05/05/2014*	290,000	289,996
Working Capital Management Co. 0.12% due 05/06/2014*	395,000	394,993

Working Capital Management Co. 0.13% due 05/01/2014*	405,000	405,000
Working Capital Management Co. 0.13% due 05/05/2014*	355,000	354,995
Working Capital Management Co. 0.15% due 05/19/2014*	450,000	449,966

Total Asset-Backed Commercial Paper (cost $90,155,618)		90,161,112

Certificates of Deposit — 35.0%
Bank of Montreal Chicago 0.17% due 07/02/2014	4,145,000	4,145,083
Bank of Nova Scotia Houston 0.22% due 11/10/2014	1,500,000	1,499,835
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.20% due 06/27/2014	2,500,000	2,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.20% due 07/16/2014	1,000,000	999,940
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 06/11/2014	700,000	700,000
Barclays Bank PLC NY 0.23% due 06/25/2014	1,000,000	1,000,000
Citibank NA 0.25% due 05/14/2014	800,000	800,017
Credit Industriel et Commercial NY FRS 0.23% due 06/02/2014	1,100,000	1,100,000
Credit Suisse NY 0.25% due 06/23/2014	1,000,000	1,000,000
Credit Suisse NY 0.25% due 07/15/2014	5,700,000	5,700,741
Credit Suisse NY 0.25% due 08/29/2014	2,800,000	2,800,196
Credit Suisse NY 0.25% due 09/16/2014	3,020,000	3,020,000
Deutsche Bank AG NY 0.23% due 06/27/2014	550,000	550,004
Deutsche Bank AG NY 0.23% due 06/27/2014	2,000,000	2,000,000
DNB Bank ASA NY 0.23% due 09/26/2014	2,835,000	2,835,113
DNB Bank ASA NY 0.23% due 10/02/2014	5,105,000	5,102,805
HSBC Bank USA 0.22% due 10/08/2014	1,450,000	1,450,029
JPMorgan Chase Bank NA 0.32% due 06/06/2014	1,300,000	1,300,065
Mizuho Bank, Ltd. NY 0.20% due 07/16/2014	612,000	611,988
Mizuho Bank, Ltd. NY 0.22% due 05/07/2014	500,000	500,000
Mizuho Bank, Ltd. NY 0.22% due 06/04/2014	1,625,000	1,625,077
Nordea Bank Finland PLC NY 0.19% due 07/28/2014	1,710,000	1,710,085
Nordea Bank Finland PLC NY 0.21% due 06/02/2014	770,000	770,044
Nordea Bank Finland PLC NY 0.21% due 10/10/2014	2,345,000	2,344,742
Nordea Bank Finland PLC NY 0.22% due 10/24/2014	1,700,000	1,699,917
Norinchukin Bank NY 0.10% due 05/05/2014	1,200,000	1,200,000
Norinchukin Bank NY 0.10% due 05/06/2014	7,000,000	7,000,000
Rabobank Nederland NV NY 0.25% due 07/15/2014	2,845,000	2,845,711
Rabobank Nederland NV NY 0.25% due 07/21/2014	3,595,000	3,595,971
Skandinaviska Enskilda Banken NY 0.22% due 09/03/2014	900,000	899,910
Skandinaviska Enskilda Banken NY 0.23% due 07/02/2014	1,800,000	1,800,162
Skandinaviska Enskilda Banken NY 0.30% due 05/28/2014	2,755,000	2,755,196
State Street Bank & Trust Co. 0.16% due 07/09/2014	2,375,000	2,375,143
Sumitomo Mitsui Banking Corp. NY 0.21% due 06/17/2014	800,000	800,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 06/03/2014	1,400,000	1,400,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 06/11/2014	1,800,000	1,800,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 07/09/2014	3,900,000	3,899,922
Sumitomo Mitsui Banking Corp. NY 0.22% due 08/04/2014	600,000	599,970
Svenska Handelsbanken NY 0.18% due 05/23/2014	3,760,000	3,760,016
Svenska Handelsbanken NY 0.21% due 05/23/2014	850,000	850,039
Toronto-Dominion Bank NY 0.16% due 06/19/2014	2,700,000	2,700,000
Toronto-Dominion Bank NY 0.20% due 08/04/2014	250,000	250,033
Toronto-Dominion Bank NY 0.25% due 08/12/2014	3,000,000	3,000,870
Wells Fargo Bank NA FRS 0.17% due 05/02/2014	2,700,000	2,700,000
Wells Fargo Bank NA 0.20% due 05/27/2014	2,000,000	2,000,000
Wells Fargo Bank NA 0.21% due 09/03/2014	2,470,000	2,470,074

Total Certificates of Deposit (cost $96,467,769)		96,468,698

Commercial Paper — 12.3%
Bank of New York Mellon Corp. 0.05% due 05/01/2014*	8,890,000	8,890,000
Coca-Cola Co. 0.15% due 06/23/2014*	2,000,000	1,999,558
Coca-Cola Co. 0.16% due 07/15/2014*	2,600,000	2,599,454
Coca-Cola Co. 0.17% due 08/05/2014*	2,800,000	2,799,160
General Electric Capital Corp. 0.19% due 07/22/2014	1,450,000	1,449,768
General Electric Capital Corp. 0.19% due 07/28/2014	1,700,000	1,699,711
General Electric Capital Corp. 0.20% due 05/06/2014	2,400,000	2,399,933
Google, Inc. 0.14% due 08/14/2014*	410,000	409,898
HSBC USA, Inc. 0.12% due 05/27/2014	3,315,000	3,314,713
HSBC USA, Inc.
0.16% due 05/01/2014	1,000,000	1,000,000
HSBC USA, Inc. 0.16% due 05/27/2014	270,000	269,969
HSBC USA, Inc. 0.17% due 05/27/2014	1,650,000	1,649,797

JP Morgan Securities LLC 0.23% due 09/24/2014*	700,000	699,433
Proctor & Gamble Co. 0.14% due 06/10/2014*	3,000,000	2,999,533
Prudential Funding LLC 0.05% due 05/01/2014	1,715,000	1,715,000

Total Commercial Paper (cost $33,894,130)		33,895,927

U.S. Corporate Notes — 2.2%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	29,077
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	42,315
General Electric Capital Corp. Senior Notes 3.75% due 11/14/2014	1,770,000	1,802,656
General Electric Capital Corp. Senior Notes 4.75% due 09/15/2014	1,180,000	1,199,293
General Electric Capital Corp. Senior Notes 5.90% due 05/13/2014	2,925,000	2,930,495

Total U.S. Corporate Notes (cost $6,070,421)		6,003,836

Municipal Bonds & Notes(6) — 3.9%
Calleguas-Las Virgenes Public Financing Authority VRDN Series A Revenue Bonds (LOC-Wells Fargo Bank NA) 0.10% due 07/01/2037	240,000	240,000
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.07% due 10/01/2039	530,000	530,000
Cleveland Department of Public Utilities Division of Water VRDN Series Q Revenue Bonds (LOC-Bank of NY Mellon) 0.09% due 01/01/2033	390,000	390,000
Colorado Housing & Finance Authority VRDN Series A1 Revenue Bonds 0.08% due 10/01/2034	150,000	150,000
Indiana Finance Authority VRDN Series F Revenue Bonds (LOC-Bank of NY Mellon) 0.12% due 09/01/2048	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.20% due 07/01/2037	880,000	880,000
Kent Hospital Finance Authority VRDN Series C Revenue Bonds (LOC-Bank of NY Mellon) 0.09% due 01/15/2026	1,140,000	1,140,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.11% due 11/01/2035	1,075,000	1,075,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 07/01/2037	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043	610,000	610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.07% due 11/01/2035	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Series C Revenue Bonds 0.08% due 06/01/2041	170,000	170,000
New York State Energy Research & Development Authority VRDN Series A-3 Revenue Bonds (LOC-Mizuho Corporate Bank) 0.10% due 05/01/2039	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.10% due 12/01/2022	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Series B Revenue Bonds (LOC-TD Bank NA) 0.11% due 08/15/2036	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.10% due 08/15/2041	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 10/01/2022	210,000	210,000
St. Louis Industrial Development Authority VRDN Series B Revenue Bonds (LOC-US Bank NA) 0.12% due 12/01/2040	280,000	280,000

State of Texas VRDN General Obligation Bonds 0.08% due 12/01/2023	395,000	395,000
State of Texas VRDN Series B General Obligation Bonds 0.08% due 06/01/2045	400,000	400,000
State of Texas VRDN Series B2 General Obligation Bonds 0.10% due 12/01/2029	100,000	100,000
State of Texas VRDN Series B General Obligation Bonds 0.14% due 12/01/2026	220,000	220,000
State of Texas VRDN Series A General Obligation Bonds 0.14% due 12/01/2032	105,000	105,000
Utah State Board of Regents VRDN Series A Revenue Bonds (LOC-Royal Bank of Canada) 0.11% due 02/01/2049	191,000	191,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.09% due 08/15/2036	795,000	795,000
Wisconsin Health & Educational Facilities Authority VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.10% due 08/15/2033	185,000	185,000

Total Municipal Bonds & Notes (cost $10,620,995)		10,621,000

U.S. Government Agencies — 13.9%
Federal Home Loan Bank Disc. Notes 0.00% due 05/01/2014 (cost $38,178,000)	38,178,000	38,178,000

TOTAL INVESTMENTS (cost $275,386,933)(7)	100.1%	275,328,573
Liabilities in excess of other assets	(0.1)	(333,885)

NET ASSETS	100.0%	$274,994,688

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $103,486,564 representing 37.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security in default
(2)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(3)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of April 30, 2014, represents the Notes’ residual value that may be distributed to the Portfolio.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(5)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $71,392 representing 0.0% of net assets.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security
LOC — Letter of Credit
VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	29.9%
Asset Backed Commercial Paper/Fully Supported	15.5
U.S. Government Agencies	13.9
Asset Backed Commercial Paper/Auto	11.2
Banks-Domestic	10.3
Diversified	5.3
Municipal	3.6
Asset Backed Commercial Paper/Repurchase Agreement Backed	3.0
Food & Beverage	2.7
Asset Backed Commercial Paper/Loan Backed	1.9
Asset Backed Commercial Paper/Diversified	1.5
Insurance	0.6
Brokerage/Investment	0.3
Student Loan	0.2
Higher Education	0.1
Software	0.1

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$90,161,112	$—	$90,161,112
Certificates of Deposit	—	96,468,698	—	96,468,698
Commercial Paper	—	33,895,927	—	33,895,927
U.S. Corporate Notes	—	5,932,444	71,392	6,003,836
Municipal Bonds & Notes	—	10,621,000	—	10,621,000
U.S. Government Agencies	—	38,178,000	—	38,178,000

Total	$—	$275,257,181	$71,392	$275,328,573

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 77.5%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,184,673
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	990,530
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	253,740
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,011,844

		6,440,787

Advertising Sales — 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.25% due 02/15/2022*	125,000	128,125
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	375,000	385,313
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	402,000
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	750,000	777,187
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	720,563

		2,413,188

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	325,000	305,500

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,177,885
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	747,613

		3,925,498

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,125,000	1,164,375
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	580,750
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,100,000
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,038,375

		3,883,500

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,269,401

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,736,107
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,471,715

		4,207,822

Alternative Waste Technology — 0.0%
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	375,000	385,313

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,200,000	1,386,000
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,250,000	1,259,375
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	300,000	300,690

		2,946,065

Auto-Cars/Light Trucks — 1.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	750,000	842,812
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	667,295
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,020,260
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,760,319
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,165,524
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,962,428
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(3)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(3)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(3)	250,000	0
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,560,985
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,403,704
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,673,102

		25,056,429

Auto/Truck Parts & Equipment-Original — 0.5%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,550,000	1,658,500
American Axle & Manufacturing, Inc. Company Guar. Notes 5.13% due 02/15/2019	250,000	261,875
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	270,938
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,925,000	2,208,937
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023*	1,525,000	1,498,312
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	903,375
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020*	400,000	424,000
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	653,000	700,343

		7,926,280

Auto/Truck Parts & Equipment-Replacement — 0.2%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	783,000
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018(4)†	425,000	280,500
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	713,375
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	1,954,125

		3,731,000

Banks-Commercial — 1.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,459,037
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,452,457
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	641,250
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	628,125
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,413,125
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	266,875
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	530,219
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,465,816
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,701,176
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	871,354
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	698,104
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	507,942
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,978,905
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(5)	525,000	547,313
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,346,564
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,043,508
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,394,334

		25,946,104

Banks-Fiduciary — 0.5%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,485,995
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,033,917

		7,519,912

Banks-Super Regional — 0.9%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	609,591
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,655,737
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,811,637
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,141,201
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,426,151
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,680,911
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,615,125

		13,940,353

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	860,250

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,898,628

Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,500,000	2,656,250
Clear Channel Communications, Inc. Senior Sec. Notes 11.25% due 03/01/2021	325,000	366,031
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	79,875
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	2,475,000	2,648,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 7.63% due 03/15/2020	625,000	673,438
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 7.63% due 03/15/2020	225,000	240,750
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,750,000	1,986,250
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,235,354

		10,886,198

Building & Construction Products-Misc. — 0.5%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	460,063
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	200,000	214,500
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	1,175,000	1,254,312
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(5)	1,150,000	1,250,625
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,000,000	2,205,000
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	436,000
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022*	1,100,000	1,100,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	875,000	964,687
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	225,000	239,063

		8,124,250

Building & Construction-Misc. — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	265,375
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	975,000	1,028,625

		1,294,000

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,706,250
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,575,000
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	795,700

		10,076,950

Building-Residential/Commercial — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021*	700,000	742,000

Cable/Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,000,656
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	302,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,346,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	847,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	714,188
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	164,438
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,387,937

Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	575,000	560,625
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,147,336
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	854,856
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	938,643
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	794,883
Cox Communications, Inc. Senior Notes 5.45% due 12/15/2014	1,067,000	1,098,390
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,084,862
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	212,750
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	225,000	229,500
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	775,000	813,750
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,400,219
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,478,266
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,765,042
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	874,309
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	627,498

		26,644,648

Casino Hotels — 0.5%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	700,000	668,500
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	825,000	816,750
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	436,858
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,049,845
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,233,962
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	1,850,000	1,845,375
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,475,000	1,578,250

		8,629,540

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	925,000	980,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	1,164,000	1,271,670

		2,252,170

Cellular Telecom — 1.2%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,120,645
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,441,125
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	300,000	315,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	1,375,000	1,515,938
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,825,000	1,838,687
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	432,656
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	525,000	639,844
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,100,000	2,278,500
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,075,000	1,130,094
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	452,625
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	175,000	183,531
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	650,000	695,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	108,000
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	100,000	107,875
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	968,625

		18,228,645

Chemicals-Diversified — 0.4%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	125,000	122,187
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	829,125
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,089,574
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	675,000	671,625
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,542,351
Union Carbide Chemical & Plastics Co., Inc. Senior Notes 7.88% due 04/01/2023	225,000	276,524

		5,531,386

Chemicals-Plastics — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	441,469
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,666,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	702,344
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	456,485

		3,266,298

Chemicals-Specialty — 0.2%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	436,688
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	493,750
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,493,437
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	875,000	936,250

		3,360,125

Circuit Boards — 0.0%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	525,000	559,125

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,135,884
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,696,742
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,550,000	1,701,125

		6,533,751

Commercial Services — 0.4%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,121,000	1,191,062
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	250,000	246,875
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	935,000
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,825,000	1,925,375
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	555,500
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	266,750
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	825,000	889,969

		6,010,531

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(5)	1,425,000	1,457,062
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	925,000	928,469
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,250,000	1,340,625
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	963,000
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	996,911
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018(5)	725,000	757,625
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018(5)	1,900,000	2,002,125

		8,445,817

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,475,000	1,563,500

Computer Services — 0.2%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,100,000	1,111,000

SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	825,000	864,187
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,037,875

		3,013,062

Computers — 0.7%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,269,408
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	738,125
Apple, Inc. Senior Notes 4.45% due 05/06/2044	775,000	773,544
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,170,279
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,316,249
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,113,128

		10,380,733

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,259,375
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	432,438
NCR Escrow Corp. Senior Notes 5.88% due 12/15/2021*	275,000	291,500
NCR Escrow Corp. Senior Notes 6.38% due 12/15/2023*	475,000	508,250

		2,491,563

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,464,750
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	850,998
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	1,370,000	1,386,108
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	2,985,581

		6,687,437

Consumer Products-Misc. — 0.8%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	832,882
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	1,075,000	1,101,875
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	280,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,508,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	290,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	137,187
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	3,175,000	3,432,969
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,147,562
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,415,250
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,618,125

		11,763,975

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	950,000	881,125
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(5)	925,000	973,562
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	290,125
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,475,000	1,408,625
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,026,000

		4,579,437

Containers-Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	526,650
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	500,000	580,000
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	945,250
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,266,264
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	961,068

Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	695,250
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	386,250
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	711,811
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	796,056
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	1,575,000	1,815,187
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	872,644

		9,556,430

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	850,000	803,250

Data Processing/Management — 0.9%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	975,000	1,045,687
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	275,000	293,906
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,672,768
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	727,313
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(5)	4,150,000	4,523,500
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	425,000	485,563
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,629,147

		14,377,884

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	703,011

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,349,906

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	900,000	931,500
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,846,706
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	1,925,000	2,064,274

		4,842,480

Diversified Banking Institutions — 7.7%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,008,675
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,026,200
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,075,086
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,366,877
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,399,808
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,583,457
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	5,000,000	4,998,880
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,544,583
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,464,701
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,118,388
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,398,208
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,735,532
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,457,132
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,031,172
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,268,919
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	900,000
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,156,027
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,539,985
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,821,322
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,946,795

JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,445,087
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,138,616
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,670,935
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,027,348
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,987,684
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	3,973,728
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,581,766
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,075,070
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,673,615
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,589,472
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,428,200
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,083,198
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	553,198
Morgan Stanley Notes 6.63% due 04/01/2018	3,090,000	3,605,183

		120,674,847

Diversified Financial Services — 2.6%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,409,330
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,500,447
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	20,782,125
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,319,890
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,687,787

		40,699,579

Diversified Manufacturing Operations — 0.4%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,346,960
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	960,312
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	641,250
Textron, Inc. Senior Notes 4.30% due 03/01/2024	695,000	712,089

		5,660,611

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,031,334
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,675,000	1,645,687

		2,677,021

Educational Software — 0.2%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	850,000	894,625
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,537,000

		2,431,625

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021*	625,000	635,938

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,007,035	1,079,935

Electric-Integrated — 2.0%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,836,910
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	917,773
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,279,487
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	944,405
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*(4)†	350,000	364,875
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,018,879
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	545,269
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	646,514
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)	24,871	24,397

FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	280,000	310,837
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,084,053
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,692,291
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	1,500,000	1,459,848
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,157,082
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,000,000	1,023,972
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	620,728
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,284,782
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	762,646
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,168,542
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	914,806
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	876,870
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,017,500

		31,952,466

Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	425,000	442,000
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,000,000	1,045,000
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	469,000	539,350

		2,026,350

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,366,653

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,120,050
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,610,495

		2,730,545

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,149,194

Enterprise Software/Service — 0.9%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,350,000	1,414,125
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,227,875
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(5)	1,400,000	1,372,000
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*(5)	1,225,000	1,281,656
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,716,750
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(5)	2,050,000	2,060,250
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,122,500
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,250,000	1,443,750
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,675,000	1,863,438

		13,502,344

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	266,563
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	750,000	815,625

		1,082,188

Finance-Auto Loans — 1.3%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	303,750
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	750,000	774,562
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	225,844
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	742,000
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,646,469
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	550,000	664,812
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,053,750

Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,754,883
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	576,536
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,762,999
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,775,457
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	100,000	101,000
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	343,438
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,210,000	1,488,300

		20,213,800

Finance-Commercial — 0.2%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(1)	2,400,000	2,592,286

Finance-Consumer Loans — 0.8%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,838,750
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,491,064
SLM Corp. Senior Notes 4.88% due 06/17/2019	225,000	231,470

		12,561,284

Finance-Credit Card — 0.7%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,650,658
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,025,440
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,226,438

		10,902,536

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,531,427
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,254,429
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	3,870,000	4,768,614
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	3,750,000	4,356,825
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,288,222
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,378,145
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,349,672

		21,927,334

Finance-Other Services — 0.4%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,326,500
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	941,666
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,252,957
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,561,759

		6,082,882

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	255,000

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,125,000	1,198,125

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	125,000	126,563

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	791,156
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	575,000	665,562
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	575,000	599,438
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	788,437
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,323,124

		4,167,717

Food-Misc./Diversified — 1.6%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020	2,500,000	2,621,875
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	2,950,000	2,845,552

ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,268,464
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,731,000	1,804,568
Hawk Acquisition Sub, Inc. Sec. Notes 4.25% due 10/15/2020*	2,725,000	2,685,487
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	1,225,000	1,246,438
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,597,140
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	1,650,000	1,753,125
Michael Foods Holding, Inc. Senior Notes 8.50% due 07/15/2018*(5)	1,925,000	2,006,812
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	2,918,340
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	908,000	1,156,897
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,082,500
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	825,000	901,313

		24,888,511

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,192,212

Food-Wholesale/Distribution — 0.2%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,275,000	3,528,812

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	300,000	324,000

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	625,312
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,375,000	1,512,500
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	500,000	542,500
PNK Finance Corp. Company Guar. Notes 6.38% due 08/01/2021*	1,375,000	1,443,750
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	965,000	1,075,975

		5,200,037

Gas-Distribution — 0.7%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	293,628
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	902,729
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	782,384
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,744,322
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,017,629
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,415,967
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,472,700

		11,629,359

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	739,839

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	750,000	843,750

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	925,000	992,063

Hotels/Motels — 0.7%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,556,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	600,000	633,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021*	800,000	834,000
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	1,370,000	1,304,843
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,589,323
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,040,079
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,124,138

Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	668,723
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,224

		10,763,080

Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	119,000	122,653

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	333,531
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	265,625
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	315,000	344,138
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024*	500,000	501,875
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	250,000	261,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,981,875
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	194,031

		3,882,325

Insurance-Life/Health — 2.0%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	6,004,165
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,078,035
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,379,170
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,005,665
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,914,743
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,212,700
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,634,740
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,824,947
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,321,015
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,052,524
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,746,345

		31,174,049

Insurance-Multi-line — 0.8%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	1,415,000	1,639,798
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	662,729
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	460,767
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	997,958
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,801,086
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	982,514
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	907,748
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,350,788

		12,803,388

Insurance-Mutual — 0.8%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,669,586
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	194,177
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	636,063
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,160,042
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	556,302
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,160,724
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,410,614

		11,787,508

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,154,960

Internet Security — 0.0%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	550,000	526,625

Investment Management/Advisor Services — 1.2%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,861,399
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,105,686
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	332,099
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,410,624
FMR LLC Notes 7.49% due 06/15/2019*	400,000	484,698
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,929,478
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	984,352
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,639,329
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019	985,000	1,104,465
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	289,437
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	772,125
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	430,000	449,350
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	2,375,000	2,832,187

		19,195,229

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	520,000	573,300
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	350,000	383,250

		956,550

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,565,375

Machinery-General Industrial — 0.1%
Renaissance Acquisition Corp. Senior Notes 6.88% due 08/15/2021*	1,425,000	1,462,406
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	340,225
Waterjet Holdings, Inc. Senior Sec. Notes 7.63% due 02/01/2020*	375,000	399,375

		2,202,006

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	775,000	858,313

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	751,146

Medical Products — 0.6%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,285,156
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,900,000	2,071,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,650,000	1,732,500
DJO Finance LLC/DJO Finance Corp. Sec. Notes 8.75% due 03/15/2018	200,000	217,000
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	275,000	299,750
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,962,392
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,150,000	1,230,500
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	689,168

		9,487,466

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,501,984
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,889,585

		5,391,569

Medical-HMO — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	2,000,000	2,070,000
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	881,355

		2,951,355

Medical-Hospitals — 1.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	425,000	433,500
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	1,725,000	1,787,531
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	871,406
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	900,000	988,875
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,425,000	2,406,812
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	616,688
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	892,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,325,000	3,792,162
HCA, Inc. Senior Notes 7.50% due 11/06/2033	425,000	435,625
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	1,992,188
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021*	925,000	962,000
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,078,594
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,100,000	1,067,550
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,109,000
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,075,000	1,199,969

		20,633,900

Metal Processors & Fabrication — 0.6%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	950,000	1,054,500
Wise Metals Group LLC/Wise Alloys Finance Corp. Senior Sec. Notes 8.75% due 12/15/2018*	1,175,000	1,245,500
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(5)	675,000	671,625
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	1,100,000	1,105,243
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,179,738

		9,256,606

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,323,928
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,598,364
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	2,500,000	2,667,490

		6,589,782

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,686,385
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,010,475

		2,696,860

Multimedia — 1.6%
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,063,666
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,100,576
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,639,974
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,255,833
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,403,444
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,412,067
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	755,563
News America Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,945,320
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,281,641
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,783,879
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,076,354

Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,840,074
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,802,655

		24,361,046

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,144,720

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,132,812
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	29,000	30,305
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	699,144
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	885,154

		3,747,415

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,308,621
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	766,042
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023*	1,605,000	1,695,024

		4,769,687

Oil Companies-Exploration & Production — 1.9%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	625,000	630,469
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	725,000	741,312
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,310,750
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,250,000	1,296,875
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 6.00% due 05/01/2022*	350,000	353,938
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	1,125,000	1,215,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	1,150,000	1,244,875
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	975,000	1,067,625
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	1,000,000	1,065,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,019,250
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	549,938
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	850,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	1,021,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	925,000	964,312
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	450,000	468,563
Concho Resources, Inc. Company Guar. Notes 7.00% due 01/15/2021	500,000	555,000
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021*	1,000,000	1,057,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	295,625
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	923,312
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	250,000	268,438
Everest Acquisition LLC Senior Notes 9.38% due 05/01/2020	700,000	806,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	100,000	103,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	850,000	878,687
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	825,000	882,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	647,250
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,325,000	1,381,312
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,825,000	1,939,062

Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	989,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	500,000	542,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	351,813
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	250,000	256,875
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	892,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	1,168,750
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	600,000	636,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	433,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024*	325,000	318,500
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	1,215,000

		30,343,531

Oil Companies-Integrated — 0.7%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,568,078
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,265,580
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,841,870
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,477,968
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,662,368
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	588,199
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	853,956

		11,258,019

Oil Refining & Marketing — 0.6%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	250,000	262,500
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	903,152
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	925,000	920,375
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,992,370
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,659,134

		8,737,531

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	400,000	428,000
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	274,062
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,300,000	1,316,250
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,068,750

		3,087,062

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	677,250
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,341,922
International Paper Co. Senior Notes 7.50% due 08/15/2021	2,020,000	2,547,208
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,294,150
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,265,807
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013(1)(3)(6)(8)†	250,000	25
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	600,000	672,260

		7,798,622

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	700,000	766,500

Pipelines — 2.4%
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	375,000	373,125
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,113,750
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	567,656

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	393,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022*	450,000	470,250
El Paso Corp. Company Guar. Notes 7.25% due 06/01/2018	525,000	598,443
El Paso LLC Company Guar. Notes 6.50% due 09/15/2020	600,000	662,885
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	2,300,000	2,346,000
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,508,889
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	929,297
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	532,500
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,625,990
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,749,179
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	649,923
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,458,280
Kinder Morgan, Inc. Senior Notes 5.63% due 11/15/2023*	1,675,000	1,675,853
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	300,000	292,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	732,375
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	235,625
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	288,063
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,008,187
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	100,000	101,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	250,000	262,188
Sabine Pass Liquefaction, LLC Senior Sec. Notes 5.63% due 02/01/2021	1,550,000	1,600,375
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	700,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	275,000	288,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020*	550,000	576,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	713,812
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,407,207
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,021,781

		36,883,946

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,435,113

Printing-Commercial — 0.1%
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	900,000	985,500

Protection/Safety — 0.0%
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	425,000	452,094

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	325,000	338,406
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023*	1,050,000	1,113,000

		1,451,406

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,575,000	1,598,625
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,309,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	175,000	175,437

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	345,719
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	950,000	947,625

		4,377,156

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	443,403

Racetracks — 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021*	325,000	333,125
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	850,000	877,625
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023*	625,000	643,750
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021*	1,625,000	1,568,125

		3,422,625

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,075,000	1,144,875
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,097,250
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,100,000	1,170,125
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	100,000	96,000
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,100,000	1,017,500
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	525,000	567,000
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,304,687
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,300,000	1,433,250

		7,830,687

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,063,918
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,150,718
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,743,360
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	973,017
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,552,969
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,406,894
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,495,627
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,016,913
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	214,615
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,037,339
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,220,319
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,494,479
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,173,496
ProLogis LP Company Guar. Notes 4.25% due 08/15/2023	2,100,000	2,168,745
ProLogis LP Company Guar. Notes 6.88% due 03/15/2020	339,000	400,442
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,570,693
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,112,657
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,055,687
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	759,571
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,435,714
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,806,058

		39,853,231

Real Estate Management/Services — 0.1%
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,928,702

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,450,776
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,287,750
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	291,853

		3,030,379

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,570,857
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,450,882
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	175,000	185,500
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,150,000	1,230,500
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,072,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	279,687
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	250,000	259,375
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	268,750
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	83,063
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	84,375
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,302,781

		12,788,270

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(5)	1,575,000	1,645,875
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,160,250

		2,806,125

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	583,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,035,937
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012*(1)(2)(3)†	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,691,750

		3,311,312

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Company Guar. Notes 9.13% due 12/01/2018	500,000	380,000
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	338,812
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	946,125
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	570,000
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,106,719

		3,341,656

Retail-Arts & Crafts — 0.2%
Michaels FinCo., Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(5)	1,650,000	1,699,500
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	325,000	329,875
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,550,000	1,641,062

		3,670,437

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	883,500
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	2,750,000	2,880,650
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,417,992
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	791,023
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,131,347

		7,104,512

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	650,000	680,063

Retail-Bedding — 0.2%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,225,000	2,441,938

Retail-Building Products — 0.2%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,325,000	1,406,156
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,857,512

		3,263,668

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	1,240,000	1,284,239
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	521,706	568,070

		1,852,309

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(5)	1,075,000	1,120,688
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,875,000	1,947,656

		3,068,344

Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	950,000	907,250

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	1,031,375
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019*(5)	1,825,000	1,884,312

		2,915,687

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	375,000	410,625
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(5)	975,000	1,077,375

		1,488,000

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	127,188
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	318,750
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	738,281

		1,184,219

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,343,762
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(5)	1,675,000	1,708,835

		3,052,597

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,117,600

Retail-Restaurants — 0.2%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,784,062
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,275,000	1,456,688

		3,240,750

Retail-Sporting Goods — 0.2%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,333,719
New Academy Finance Co. LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(5)	1,700,000	1,742,517

		3,076,236

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,475,808
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,002,728

		3,478,536

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,275,000	1,290,938
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,096,947
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,050,000	1,042,125

		5,430,010

Special Purpose Entities — 0.6%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	817,271

Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,605,000	1,650,823
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,421,165
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(7)	4,930,000	5,338,465

		9,227,724

Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,270,000	1,289,050
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	312,200
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	4,420,000	5,200,979

		6,802,229

Steel-Producers — 0.6%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,300,000	2,319,934
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,747,522
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	4,725,000	4,776,720
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	127,031

		9,971,207

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	2,009,309
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Senior Notes 6.38% due 05/01/2022*	2,200,000	2,222,000

		4,231,309

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,143,244

Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	600,000	658,500
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,916,102

		2,574,602

Telecommunication Equipment — 0.6%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(5)	1,675,000	1,796,437
CommScope, Inc. Company Guar. Notes 8.25% due 01/15/2019*	990,000	1,071,675
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,667,650
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	516,994

		9,052,756

Telephone-Integrated — 2.9%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,034,382
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,310,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,917,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	931,500
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	100,000	105,000
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	135,000
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,039,063
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	784,000
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,033,588
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,625,000	1,604,687
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,725,000	1,893,187
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	14,950,000	16,479,923
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	10,546,374

		44,814,204

Television — 0.2%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	523,688
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	952,000
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,325,000	1,424,375

		2,900,063

Textile-Home Furnishings — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021*	800,000	832,000

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	450,000
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	166,500
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	618,750

		1,235,250

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,635,000	1,665,494
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	299,714
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,180,884
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	958,402

		4,104,494

Tools-Hand Held — 0.1%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	850,000	826,625

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,431,559

Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	225,000	236,813

Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	725,000	750,375

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	224,435	260,903
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,025,545
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,573,641
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,234,314
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,565,295

		6,659,698

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,586,497
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,347,275
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,008,364
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,076,675
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	848,019

		6,866,830

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,281,682

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,147,562
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,500,000	1,526,250
General Cable Corp. Company Guar. Notes 6.50% due 10/01/2022*	1,100,000	1,102,750

		3,776,562

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	634,500

Total U.S. Corporate Bonds & Notes (cost $1,140,347,480)		1,212,821,912

FOREIGN CORPORATE BONDS & NOTES — 16.0%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,461,407
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,000,000	1,077,939

		3,539,346

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	754,000	793,585

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,871,625

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,319,281

Auto-Cars/Light Trucks — 0.3%
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.63% due 02/01/2023*	225,000	234,844
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,357,500
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,247,262

		4,839,606

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	975,000	1,035,937
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	384,844
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	700,000	794,500
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,348,680
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(5)	900,000	955,125
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,225,000	1,310,750

		5,829,836

Banks-Commercial — 0.5%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,874,838
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,240,000
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,633,221

		7,748,059

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,864,022

Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,070,493
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,084,269

		4,154,762

Broadcast Services/Program — 0.5%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	7,015,000	8,346,391

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,150,000	1,265,000

Cable/Satellite TV — 0.2%
Numericable Group SA Senior Sec. Notes 4.88% due 05/15/2019*	200,000	202,000
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,300,000	1,330,875
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	575,000	588,656
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	600,000	606,000

		2,727,531

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	1,200,000	1,159,998
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	929,250
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	3,050,000	3,248,250

		5,337,498

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	1,200,000	1,201,500
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	300,000	336,375

		1,537,875

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,141,562
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	208,500

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	677,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	114,982

		3,142,669

Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	375,000	386,250

Cruise Lines — 0.3%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,515,998
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,100,000	1,122,000

		4,637,998

Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,582,298
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	3,410,000	3,585,025
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	1,000,000	1,125,100

		7,292,423

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	405,238
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,496,442

		2,901,680

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,829,703

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,042,960
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	624,402

		2,667,362

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,675,000	1,785,969
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,628,931
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,438,088
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	425,000	443,062

		6,296,050

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,162,424

Electric-Integrated — 0.2%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,590,319
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	680,368
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,212,715

		3,483,402

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	525,000	527,625
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	351,750

		879,375

Electronic Parts Distribution — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	849,750
Rexel SA Senior Notes 6.13% due 12/15/2019*	1,350,000	1,431,000

		2,280,750

Finance-Auto Loans — 0.4%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	4,002,136
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	2,018,793

		6,020,929

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,919,300

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,274,772

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,766,898

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	3,000,000	3,357,150
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	600,810
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	705,318
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,494,000
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,279,258
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,179,426

		12,615,962

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,237,500

Medical-Drugs — 0.3%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	900,000	913,500
VPII Escrow Corp. Company Guar. Notes 7.50% due 07/15/2021*	3,225,000	3,595,875

		4,509,375

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,872,056
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,609,726

		3,481,782

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	2,983,062
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,900,253

		4,883,315

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,725,765

Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	675,000	696,938
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	905,813

		1,602,751

Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	875,000	891,855
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	789,706
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,709,624
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,791,980
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021	575,000	592,250
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	550,000	563,750
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017(1)(3)(4)†	75,000	2

		10,339,167

Oil Companies-Integrated — 2.4%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,543,671
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,036,743
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,850,000	4,285,620
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,928,685
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,053,750
Pemex Project Funding Master Trust Senior Notes 5.75% due 12/15/2015	800,000	848,000
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,926,231
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,634,903
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,334,520
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	2,039,532
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,162,500
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024*	575,000	594,981

Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,741,650
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,802,000

		37,932,786

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	500,000	619,812

Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	168,704
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	683,205
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	3,100,000	3,818,028

		4,669,937

Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	225,000	226,688

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,209,070

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023*	675,000	660,656
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,075,000	2,132,063
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	696,313
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,233,281
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	550,000	573,375
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	656,250

		5,951,938

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,700,000	1,791,375

Seismic Data Collection — 0.2%
CGG SA Senior Notes 6.88% due 01/15/2022*	2,100,000	2,108,622
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	251,875
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	208,000	213,980
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,194,094

		3,768,571

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	400,000	399,500
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	237,938
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 03/15/2023*	200,000	211,500

		848,938

Steel-Producers — 0.8%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,746,938
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,180,000
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,562,156
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	1,017,500
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,704,925
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,230,342

		12,441,861

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	741,880
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	872,714
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,247,253
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,624,921

		4,486,768

Telecom Services — 0.1%
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	1,425,000	1,485,562
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	734,063

		2,219,625

Telephone-Integrated — 0.8%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,069,831
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,338,750
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,280,071
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,568,817
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,814,897
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,961,266

		13,033,632

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,811,409
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	935,000	866,844

		4,678,253

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	3,092,514

Total Foreign Corporate Bonds & Notes (cost $237,044,801)		249,483,787

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	904,590
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,488,278
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,300,412

Total Foreign Government Obligations (cost $6,221,750)		6,693,280

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2021 (cost $378,000)	640,000	540,940

U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Notes — 0.9%
1.50% due 12/31/2018	7,000,000	6,971,013
2.75% due 11/15/2023	7,000,000	7,076,566

Total U.S. Government Treasuries (cost $13,800,614)		14,047,579

MUNICIPAL BONDS & NOTES — 0.2%
U.S. Municipal Bonds & Notes — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,396,765

COMMON STOCKS — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co.	17,278	595,746
Motors Liquidation Co. GUC Trust†	1,280	35,264

		631,010

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)(3)	9,354	11,879
Lone Pine Resources, Inc.†(1)(3)	9,354	468

		12,347

Total Common Stocks (cost $1,681,694)		643,357

PREFERRED SECURITIES — 0.2%
Finance-Auto Loans — 0.1%
Ally Financial, Inc. 7.00%*	1,065	1,054,749

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(3)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,177,600

Total Preferred Securities (cost $3,091,012)		2,232,649

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.2%
Barclays Bank PLC FRS 5.93% due 12/15/2016*(9)	2,850,000	3,035,250

Electric-Integrated — 0.3%
Electricite de France VRS 5.63% due 01/22/2024*(9)	5,000,000	5,150,000

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	2,118,000

Insurance-Multi-line — 0.4%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,377,000
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	2,870,000	4,405,189
USF&G Capital III 8.31% due 07/01/2046*	250,000	338,706

		6,120,895

Special Purpose Entities — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,643,425

Total Preferred Securities/Capital Securities (cost $16,997,385)		19,067,570

WARRANTS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/2016 (Strike price $10.00)	5,424	134,136
General Motors Co. Expires 07/10/2019 (Strike price $18.33)	5,424	92,696

Total Warrants (cost $608,047)		226,832

Total Long-Term Investment Securities (cost $1,423,690,783)		1,509,154,671

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $49,015,000)	49,015,000	49,015,000

TOTAL INVESTMENTS (cost $1,472,705,783)(10)	99.6%	1,558,169,671
Other assets less liabilities	0.4	6,234,611

NET ASSETS	100.0%	$1,564,404,282

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $359,354,808 representing 23.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $4,659,492 representing 0.3% of net assets.

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2014, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

General Motors Corp. Escrow Notes
7.20% due 01/15/2011	4/21/2011	$1,000,000	$—	$0	$0.00	0.00%

General Motors Corp. Escrow Notes
7.40% due 09/01/2025	4/21/2011	2,800,000	0	0	0.00	0.00

General Motors Corp. Escrow Notes
9.45% due 11/01/2011	4/21/2011	250,000	0	0	0.00	0.00

HRP Myrtle Beach Operations LLC
7.38% due 04/01/2012	3/23/2006	225,000	225,000
	10/29/2007	100,000	99,852
	1/2/2008	150,000	149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(4)	Security in default of interest.

(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(6)	Company has filed for Chapter 11 bankruptcy protection.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Security in default of interest and did not pay principal at maturity.

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	See Note 4 for cost of investments on a tax basis.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
300	Short	U.S. Treasury 10 Year Note	June 2014	$37,215,731	$37,326,562	$(110,831)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes
Auto-Cars/Light Trucks	$—	$25,056,429	$0	$25,056,429
Diversified Banking Institutions	—	120,674,847	—	120,674,847
Paper & Related Products	—	7,798,597	25	7,798,622
Recycling	—	—	9	9
Resorts/Theme Parks	—	3,311,312	0	3,311,312
Other Industries*	—	1,055,980,693	—	1,055,980,693
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	10,339,165	2	10,339,167
Other Industries*	—	239,144,620	—	239,144,620
Foreign Government Obligations	—	6,693,280	—	6,693,280
U.S. Government Agencies	—	540,940	—	540,940
U.S. Government Treasuries	—	14,047,579	—	14,047,579
Municipal Bonds & Notes	—	3,396,765	—	3,396,765
Common Stocks:
Auto-Cars/Light Trucks	631,010	—	—	631,010
Oil Companies-Exploration & Production	—	—	12,347	12,347
Preferred Securities:
Finance-Auto Loans	—	1,054,749	—	1,054,749
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,177,600	—	—	1,177,600
Preferred Securities/Capital Securities	—	19,067,570	—	19,067,570
Warrants	226,832	—	—	226,832
Short-Term Investment Securities:
Time Deposits	—	49,015,000	—	49,015,000

Total	$2,035,442	$1,556,121,546	$12,683	$1,558,169,671

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$110,831	$—	$—	$110,831

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount**		Value (Note 1)
ASSET BACKED SECURITIES — 13.0%
Cayman Islands — 4.9%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.89% due 11/01/2018*(1)		$3,186,340	$3,137,752
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.73% due 10/14/2022*(1)		450,000	439,268
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.14% due 10/14/2022*(1)		3,000,000	2,911,200
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.45% due 04/18/2024*(1)		2,450,000	2,368,660
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.51% due 02/01/2022*(1)		1,804,854	1,776,216
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.49% due 11/01/2017*(1)		521,729	519,865
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.48% due 11/22/2023*(1)		2,150,000	2,136,670
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.57% due 04/17/2025*(1)		1,600,000	1,580,160
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.55% due 03/20/2025*(1)(8)		2,900,000	2,818,220
Red River CLO, Ltd. FRS Series 1X, Class A 0.51% due 07/27/2018(1)		2,046,202	2,021,580
Red River CLO, Ltd. FRS Series 1A, Class A 0.51% due 07/27/2018*(1)		705,587	697,096
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 1.76% due 04/15/2026*(1)(2)		1,200,000	1,194,600
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.13% due 04/15/2026*(1)(2)		300,000	291,000

			21,892,287

Italy — 0.2%
Quadrivio Finance Srl FRS Series 2011-1, Class A1 0.83% due 07/25/2060(3)	EUR	648,692	887,950

United Kingdom — 3.1%
Aire Valley Mortgages PLC FRS Series 2006-1A, Class 1A 0.45% due 09/20/2066*(3)		343,405	332,622
Aire Valley Mortgages PLC FRS Series 2007-1X, Class 2A2 0.57% due 09/20/2066(3)	EUR	1,284,226	1,725,548
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.61% due 09/20/2066(3)	EUR	2,003,046	2,700,837
Aire Valley Mortgages PLC FRS Series 2005-1X, Class 2A2 0.67% due 09/20/2066(3)	EUR	132,931	179,755
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.73% due 09/20/2066(3)	EUR	1,228,349	1,667,510
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 1.05% due 02/15/2017*	EUR	3,300,000	4,597,774
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.29% due 12/20/2054(3)		577,912	572,017
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.49% due 09/21/2038(3)		717,752	742,165
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.57% due 09/21/2038(3)	EUR	51,268	73,641
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.59% due 12/21/2037(3)	EUR	170,820	247,558
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.80% due 12/21/2037(3)	GBP	102,492	180,669
Mansard Mortgages PLC FRS Series 2007-2X, Class A1 1.17% due 12/15/2049(3)	GBP	187,687	307,168
Thrones PLC FRS Series 2013-1, Class A 2.03% due 07/20/2044(3)	GBP	316,118	536,872

			13,864,136

United States — 4.8%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.89% due 10/25/2034(3)		268	267
Banc of America Commercial Mtg. Trust VRS Series 2007-4, Class A1A 5.77% due 02/10/2051(4)		512,230	574,079
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.36% due 03/20/2046(3)		863,842	654,647
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.42% due 02/25/2036(3)		950,986	760,662

GS Mtg. Securities Trust VRS Series 2007-GG10, Class A1A 5.80% due 08/10/2045(4)		1,301,712	1,427,531
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A1A 5.70% due 02/12/2049(4)		707,914	790,338
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-CB15, Class A1A 5.81% due 06/12/2043(4)		652,036	705,036
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.39% due 06/25/2047(3)		957,694	644,289
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(4)		1,000,000	1,038,024
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.65% due 11/20/2034(3)		113,974	109,045
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.83% due 11/25/2037(3)		516,079	355,719
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.12% due 06/25/2046(3)		1,198,595	831,218
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 2.67% due 12/28/2037(3)		812,140	646,078

			9,036,933

Total Asset Backed Securities (cost $46,445,348)			45,681,306

CORPORATE BONDS & NOTES — 14.4%
France — 1.1%
BPCE SA Sub. Notes 5.70% due 10/22/2023*		850,000	900,056
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*		750,000	767,812
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	399,468
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	444,639
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018		2,350,000	2,387,908

			4,899,883

Germany — 0.3%
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020	SEK	2,000,000	360,094
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020	AUD	800,000	820,714

			1,180,808

Ireland — 0.7%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	559,457
GE Capital UK Funding Company Guar. Bonds 5.63% due 04/25/2019	GBP	644,000	1,234,105
Perrigo Co. PLC Company Guar. Notes 4.00% due 11/15/2023*		1,200,000	1,206,718

			3,000,280

Italy — 1.5%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017	EUR	3,100,000	4,511,951
Snam SpA Senior Notes 3.88% due 03/19/2018	EUR	1,450,000	2,206,067

			6,718,018

Japan — 2.7%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	9,014,291
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,560,861

Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		1,550,000	1,579,634

			12,154,786

Luxembourg — 0.0%
TNK-BP Finance SA Company Guar. Bonds 6.63% due 03/20/2017		126,000	130,568

Mexico — 0.1%
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021		360,000	394,200
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		210,000	212,363

			606,563

Netherlands — 0.3%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,321,350

Norway — 0.4%
Sparebank 1 Boligkreditt AS Bonds 1.75% due 11/15/2020*		1,900,000	1,839,466

Sweden — 0.2%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	709,687

United Arab Emirates — 0.1%
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		418,698	463,185

United Kingdom — 0.8%
Bank of Scotland PLC Bonds 5.25% due 02/21/2017		400,000	443,000
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	771,885
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018	EUR	1,150,000	1,794,385
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	536,195

			3,545,465

United States — 6.2%
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,167,920
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	771,971
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018		850,000	978,957
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016		750,000	794,204
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		1,250,000	1,237,031
HCP, Inc. Senior Notes 4.25% due 11/15/2023		3,000,000	3,093,492
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	930,120
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	757,302
Microsoft Corp. Senior Notes 0.88% due 11/15/2017		900,000	891,050
Microsoft Corp. Senior Notes 2.63% due 05/02/2033	EUR	350,000	475,036
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	900,026
Morgan Stanley Senior Notes 6.25% due 08/28/2017		600,000	686,470
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.91% due 04/15/2018*		1,900,000	1,920,476
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	655,099
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*		1,650,000	1,653,036
Starbucks Corp. Senior Notes 3.85% due 10/01/2023		1,300,000	1,345,938
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021		1,350,000	1,434,665
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020		850,000	951,307
Verizon Communications, Inc. Senior Notes 3.25% due 02/17/2026	EUR	600,000	877,268
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018		350,000	373,671
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,215,013
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023		100,000	110,234

Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043		1,200,000	1,480,193
Walgreen Co. Senior Notes 3.10% due 09/15/2022		150,000	145,703
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018		650,000	648,694

			27,494,876

Total Corporate Bonds & Notes (cost $61,358,887)			64,064,935

FOREIGN GOVERNMENT OBLIGATIONS — 48.3%
Argentina — 0.0%
Republic of Argentina STRIPS zero coupon due 12/15/2035		10,000	700
Republic of Argentina STRIPS zero coupon due 12/15/2035	EUR	380,000	35,480

			36,180

Australia — 0.5%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	2,200,000	2,296,925

Belgium — 1.0%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,500,000	2,146,264
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	245,000	392,352
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	800,000	1,308,859
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	815,197

			4,662,672

Brazil — 0.6%
Federative Republic of Brazil Inflation Linked Treasury Notes 6.00% due 08/15/2050(5)	BRL	6,456,050	2,721,607

Canada — 2.4%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	5,200,000	4,771,399
Government of Canada Bonds 2.50% due 06/01/2015(7)	CAD	2,460,000	2,280,648
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,999,009
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	436,484
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,256,722

			10,744,262

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,592,881
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	654,001

			2,246,882

Dominican Republic — 0.1%
Dominican Republic Senior Notes 6.60% due 01/28/2024		300,000	309,750

Finland — 0.8%
Republic of Finland Senior Notes 3.13% due 09/15/2014*	EUR	2,550,000	3,575,241

France — 5.9%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	5,336,441
Government of France Bonds 2.25% due 10/25/2022	EUR	5,640,000	8,202,581
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,236,792
Government of France Bonds 4.25% due 10/25/2017	EUR	4,700,000	7,368,538
Government of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,767,215
Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,281,454

			26,193,021

Germany — 4.1%
Federal Republic of Germany Bonds 0.25% due 03/11/2016	EUR	1,700,000	2,362,715
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	2,700,000	3,725,616
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	2,000,000	2,833,328
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	2,600,000	3,663,704
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,150,000	5,665,769

			18,251,132

Greece — 0.4%
Republic of Greece FRS Bonds 1.02% due 08/10/2014	EUR	790,000	1,075,302

Republic of Greece FRS Bonds 1.62% due 05/21/2014	EUR	500,000	685,996

			1,761,298

Honduras — 0.1%
Republic of Honduras Senior Notes 8.75% due 12/16/2020*		210,000	229,950

Italy — 7.4%
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	3,430,000	5,346,582
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	5,380,000	8,251,654
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	900,000	1,386,449
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,435,821
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,223,931
Republic of Italy Bonds 5.50% due 09/01/2022	EUR	220,000	366,352
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,430,000	10,701,041
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	302,834
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,511,582
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(5)	EUR	1,715,992	2,456,386

			32,982,632

Japan — 9.9%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	366,666
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	635,000,000	6,246,832
Government of Japan Senior Notes 0.60% due 03/20/2023	JPY	320,000,000	3,145,393
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	671,000,000	6,724,282
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	762,800,000	7,800,146
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,722,832
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	463,400,000	4,805,662
Government of Japan Senior Bonds 2.10% due 12/20/2026	JPY	107,600,000	1,210,954
Government of Japan Senior Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,539,610
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,702,879

			44,265,256

Mexico — 0.6%
United Mexican States Bonds 7.50% due 06/03/2027	MXN	7,448,900	617,404
United Mexican States Bonds 7.75% due 05/29/2031	MXN	8,656,700	712,690
United Mexican States Bonds 7.75% due 11/13/2042	MXN	4,978,200	400,453
United Mexican States Bonds 8.50% due 11/18/2038	MXN	17,600	1,533
United Mexican States Bonds 10.00% due 11/20/2036	MXN	5,499,700	547,786
United Mexican States Inflation Indexed Treasury Bonds 3.50% due 12/14/2017(5)	MXN	3,140,496	258,001

			2,537,867

Netherlands — 2.7%
Government of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	1,500,000	2,097,938
Government of the Netherlands Bonds 2.50% due 01/15/2033*	EUR	900,000	1,276,319
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,624,090
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,516,823
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	1,015,317
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,730,787

			12,261,274

Slovenia — 0.1%
Republic of Slovenia Notes 5.25% due 02/18/2024*		300,000	311,250

Spain — 4.5%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,392,615
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	6,020,000	8,905,570
Kingdom of Spain Senior Notes 4.40% due 10/31/2023*	EUR	1,010,000	1,568,164
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	2,040,000	3,154,448
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	660,000	1,077,785
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	2,420,000	4,024,531

			20,123,113

SupraNational — 1.2%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	460,262
European Financial Stability Facility Government Guar. Notes 0.88% due 04/16/2018	EUR	2,400,000	3,347,286
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	529,950
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,131,490

			5,468,988

United Kingdom — 5.5%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	5,258,476
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,801,696
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	1,250,000	2,157,859
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	2,340,000	4,227,927
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	605,000	1,168,481
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	5,561,103
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	80,000	155,311
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020(5)	GBP	551,504	1,108,883

			24,439,736

Total Foreign Government Obligations (cost $207,141,558)			215,419,036

U.S. GOVERNMENT AGENCIES — 8.1%
United States — 8.1%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,141,740
Federal Home Loan Mtg. Corp. 4.00% due 06/01/2025		2,207,117	2,346,055
5.00% due 07/01/2035		1,660,853	1,823,264
5.00% due 11/01/2038		375,299	409,914
5.00% due 01/01/2039		118,356	129,339
5.00% due 09/01/2039		273,146	298,414
5.00% due 05/01/2041		937,862	1,028,829
7.00% due 02/01/2039		1,408,608	1,563,213
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(4)		3,300,000	3,282,932
Series K709, Class A2 2.09% due 03/25/2019(4)		3,000,000	3,017,253
Series K030, Class A1 2.78% due 09/25/2022(4)		1,070,974	1,100,593
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K030, Class A2 3.25% due 04/25/2023(4)		5,000,000	5,077,595
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(4)		600,000	600,127
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(4)		800,000	789,390
3.42% due 10/01/2020		380,220	399,828
3.62% due 12/01/2020		270,624	285,553
3.75% due 03/01/2018		970,937	1,042,132
3.84% due 05/01/2018		530,000	573,240
4.38% due 06/01/2021		980,925	1,080,125
4.50% due 08/01/2033		159,804	172,070
4.50% due 09/01/2033		128,174	138,043
4.50% due 10/01/2033		43,207	46,568
4.50% due 11/01/2033		177,917	191,648
4.50% due 12/01/2033		9,908	10,664
4.50% due 03/01/2034		9,489	10,219
4.50% due 05/01/2034		46,182	49,704
4.50% due 06/01/2034		25,359	27,266
4.50% due 09/01/2034		20,382	21,929

4.50% due 01/01/2035	57,844	62,241
4.50% due 02/01/2035	72,588	78,101
4.50% due 03/01/2035	3,700	3,978
4.50% due 05/01/2035	58,002	62,460
4.50% due 08/01/2035	20,674	22,238
4.50% due 09/01/2035	12,966	13,970
4.50% due 10/01/2035	11,885	12,785
4.50% due 06/01/2038	33,349	35,877
4.50% due 02/01/2040	13,835	14,842
4.50% due 08/01/2041	345,347	371,006
4.50% due 10/01/2041	90,768	97,456
5.00% due 12/01/2033	535,299	590,540
5.00% due May TBA	5,000,000	5,482,813
6.00% due 10/01/2034	821,854	921,038
6.00% due 05/01/2036	68,240	76,560
6.00% due 07/01/2036	483,637	540,869
6.00% due 11/01/2036	1,891,196	2,119,875
6.00% due 03/01/2037	124,106	138,977
6.00% due 07/01/2037	156,260	174,119
6.00% due 08/01/2038	288,363	322,596
6.00% due 06/01/2039	21,886	24,434
6.00% due 04/01/2041	2,516,363	2,807,954
6.00% due May TBA	4,000,000	4,468,750
6.00% due 10/01/2041	231,846	259,090
7.00% due 03/01/2039	825,707	908,179
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)	1,454,923	1,608,832
Series 2012-111, Class B 7.00% due 10/25/2042(3)	485,080	536,237

Total U.S. Government Agencies (cost $48,057,970)		48,413,464

U.S. GOVERNMENT TREASURIES — 15.8%
United States — 15.8%
United States Treasury Notes
0.25% due 01/31/2015	18,700,000	18,724,104
0.38% due 07/15/2023 TIPS (5)	1,432,411	1,432,523
0.63% due 01/15/2024 TIPS (5)	1,619,805	1,643,723
0.88% due 01/31/2018	2,150,000	2,121,781
1.13% due 01/15/2021 TIPS (5)	1,609,710	1,720,880
1.25% due 10/31/2018	9,300,000	9,185,926
1.25% due 11/30/2018	10,000,000	9,859,380
1.38% due 02/15/2044 TIPS (5)	553,993	584,506
1.63% due 03/31/2019	1,000,000	998,203
1.63% due 11/15/2022	2,200,000	2,050,125
1.75% due 10/31/2020	7,500,000	7,324,807
2.00% due 07/31/2020	3,800,000	3,790,204
2.00% due 09/30/2020	5,500,000	5,465,196
2.13% due 08/31/2020(7)	5,700,000	5,714,250

Total U.S. Government Treasuries (cost $70,811,975)		70,615,608

Total Long-Term Investment Securities (cost $433,815,738)		444,194,349

SHORT-TERM INVESTMENT SECURITIES — 6.4%
Registered Investment Companies — 6.4%
SSgA U.S. Government Money Market Fund (cost $28,713,279)	28,713,279	28,713,279

TOTAL INVESTMENTS — (cost $462,529,017)(6)	106.0%	472,907,628
Liabilities in excess of other assets	(6.0)	(26,752,159)

NET ASSETS —	100.0%	$446,155,469

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $72,394,909 representing 16.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

(1)	Collateralized Loan Obligation

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Collateralized Mortgage Obligation

(4)	Commercial Mortgage Backed Security

(5)	Principal amount of security is adjusted for inflation.

(6)	See Note 4 for cost of investments on a tax basis.

(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $2,818,220 representing 0.6% of net assets.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
434	Short	90 Day Euro Dollar	March 2016	$107,044,200	$107,051,525	$(7,325)
434	Short	90 Day Euro Dollar	June 2016	106,726,488	106,726,025	463
436	Short	90 Day Euro Dollar	December 2016	106,497,922	106,612,900	(114,978)
3	Short	EURIBOR Euro 3 Month	December 2014	1,035,414	1,037,859	(2,445)
158	Long	Euro-BOBL	June 2014	27,455,143	27,568,934	113,791
6	Long	Euro-BTP	June 2014	1,003,276	1,032,188	28,912
32	Long	Euro-Bund	June 2014	6,387,495	6,416,879	29,384
16	Short	Japanese 10 Year Bond	June 2014	22,655,255	22,680,295	(25,040)
41	Short	Life Long Gilt	June 2014	7,573,230	7,637,524	(64,294)
246	Long	U.S. Treasury 10 Year Note	June 2014	30,486,257	30,607,781	121,524
153	Long	U.S. Treasury 2 Year Note	June 2014	33,636,094	33,640,875	4,781
768	Short	U.S. Treasury 5 Year Note	June 2014	91,596,102	91,740,000	(143,898)
102	Short	U.S. Treasury Long Bond	June 2014	13,582,856	13,763,625	(180,769)
158	Long	U.S. Treasury Ultra Long Bond	June 2014	22,540,132	23,270,438	730,306

						$490,412

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	EUR	1,096,000	HUF	341,098,630	6/18/2014	$16,815	$—
	EUR	264,000	PLN	1,115,569	6/18/2014	1,114	—
	EUR	1,612,000	USD	2,234,156	6/18/2014	—	(1,202)
	GBP	882,000	USD	1,465,955	6/18/2014	—	(22,580)
	HUF	93,839,008	EUR	299,000	6/18/2014	—	(8,118)
	HUF	82,723,033	PLN	1,110,500	6/18/2014	—	(7,130)
	HUF	549,611,481	USD	2,446,632	6/18/2014	—	(29,347)
	NZD	1,399,017	USD	1,176,056	6/18/2014	—	(22,932)
	USD	369,000	CAD	404,978	6/18/2014	207	—
	USD	369,000	HUF	82,296,041	6/18/2014	1,741	—

						19,877	(91,309)

Barclays Bank PLC	AUD	202,952	EUR	132,000	6/18/2014	—	(4,701)
	CHF	1,716,653	EUR	1,413,372	6/18/2014	8,825	—
	CHF	1,117,000	JPY	131,557,802	6/18/2014	18,763	—
	CNH	4,638,222	USD	760,988	5/27/2014	20,200	—
	CNH	8,957,458	USD	1,456,000	6/18/2014	26,476	—
	GBP	440,810	EUR	532,000	6/18/2014	—	(6,224)
	GBP	2,843,000	USD	4,728,002	6/18/2014	—	(70,076)
	JPY	74,944,864	AUD	786,000	6/18/2014	—	(6,810)
	MYR	5,085,813	USD	1,552,920	5/2/2014	—	(4,518)
	NZD	847,198	AUD	781,000	6/18/2014	—	(3,587)
	NZD	1,468,311	USD	1,232,207	6/18/2014	—	(26,168)
	SEK	4,682,838	NOK	4,381,000	6/18/2014	16,010	—
	USD	365,000	BRL	822,710	5/9/2014	2,352	—
	USD	721,429	JPY	74,451,941	5/15/2014	7,513	—
	USD	754,128	CNH	4,622,181	5/27/2014	—	(15,902)
	USD	370,000	KRW	384,776,690	5/28/2014	1,953	—
	USD	1,549,797	MYR	5,085,813	6/5/2014	4,215	—
	USD	723,936	AUD	800,000	6/18/2014	16,120	—
	USD	3,305,322	GBP	1,981,000	6/18/2014	37,974	—
	USD	526,647	PLN	1,611,672	6/18/2014	3,854	—
	USD	1,096,000	ZAR	11,673,607	6/18/2014	5,697	—
	ZAR	5,317,252	USD	493,105	6/18/2014	—	(8,710)

						169,952	(146,696)

BNP Paribas SA	AUD	201,429	EUR	132,000	6/18/2014	—	(3,292)
	EUR	800,000	CHF	976,801	6/18/2014	844	—
	EUR	2,052,561	USD	2,844,373	6/18/2014	—	(1,910)
	HUF	83,319,056	EUR	268,000	6/18/2014	—	(3,714)
	KRW	777,931,264	USD	731,255	5/12/2014	—	(21,402)
	NOK	2,194,606	EUR	266,000	6/18/2014	558	—
	RUB	14,586,838	USD	407,294	5/15/2014	—	(922)
	USD	1,183,503	MYR	3,895,736	5/2/2014	9,496	—
	USD	408,138	RUB	14,586,838	5/7/2014	938	—
	USD	722,476	AUD	781,000	6/18/2014	4	—
	USD	735,000	CNH	4,565,379	6/18/2014	—	(6,409)
	USD	367,474	EUR	268,000	6/18/2014	4,161	—
	USD	733,000	JPY	75,654,281	6/18/2014	7,862	—

						23,863	(37,649)

Citibank N.A. London	AUD	402,000	USD	360,972	6/18/2014	—	(10,906)
	CAD	407,336	USD	366,000	6/18/2014	—	(5,357)
	CHF	1,716,793	EUR	1,413,372	6/18/2014	8,666	—
	EUR	530,000	USD	730,942	6/18/2014	—	(4,009)
	ILS	1,287,961	USD	367,000	6/18/2014	—	(4,973)
	JPY	376,599,212	USD	3,644,000	6/18/2014	—	(43,936)
	NZD	1,364,370	USD	1,146,207	6/18/2014	—	(23,088)
	RUB	13,008,242	USD	367,000	5/5/2014	2,002	—
	RUB	13,368,501	USD	369,000	5/15/2014	—	(5,120)
	SEK	4,786,404	EUR	532,000	6/18/2014	2,599	—
	TRY	840,048	USD	367,000	6/18/2014	—	(24,956)
	USD	734,000	KRW	777,361,050	5/12/2014	18,105	—
	USD	366,000	MYR	1,197,149	5/12/2014	423	—
	USD	361,072	RUB	12,940,991	5/15/2014	1,085	—
	USD	639,947	PHP	28,641,945	5/23/2014	2,332	—
	USD	735,873	CAD	811,023	6/18/2014	3,514	—
	USD	1,832,172	EUR	1,329,000	6/18/2014	10,751	—
	USD	1,104,947	GBP	661,579	6/18/2014	11,588	—
	USD	364,000	JPY	37,755,718	6/18/2014	5,732	—

						66,797	(122,345)

Credit Suisse International	BRL	585,663	USD	261,555	5/30/2014	1,765	—
	CHF	3,275,342	EUR	2,694,908	6/18/2014	14,371	—
	CLP	193,087,470	USD	342,657	5/9/2014	1,160	—
	EUR	393,000	CHF	479,939	6/18/2014	512	—
	GBP	888,000	USD	1,466,701	6/18/2014	—	(31,960)
	NZD	430,000	USD	361,550	6/18/2014	—	(6,969)
	RUB	52,360,272	USD	1,460,000	5/7/2014	—	(8,401)
	RUB	13,328,206	USD	369,000	5/15/2014	—	(3,993)
	USD	367,000	RUB	13,116,764	5/5/2014	1,043	—
	USD	522,771	EUR	378,652	5/7/2014	2,360	—
	USD	1,090,000	RUB	38,756,281	5/7/2014	—	(3,112)
	USD	363,000	COP	710,155,050	5/8/2014	4,279	—
	USD	346,058	CLP	195,546,832	5/9/2014	—	(211)
	USD	369,000	RUB	13,428,095	5/15/2014	6,788	—
	USD	261,555	BRL	586,929	5/30/2014	—	(1,203)
	USD	185,000	CAD	205,703	6/18/2014	2,534	—
	USD	732,233	EUR	531,000	6/18/2014	4,104	—

						38,916	(55,849)

Deutsche Bank AG London	AUD	789,000	JPY	74,579,593	6/18/2014	458	—
	CAD	404,849	USD	365,000	6/18/2014	—	(4,089)
	CNH	4,430,644	USD	724,000	5/27/2014	16,365	—
	CNH	1,970,304	USD	319,734	6/18/2014	5,292	—
	EUR	265,000	CHF	323,460	6/18/2014	159	—
	EUR	534,000	HUF	165,318,630	6/18/2014	4,257	—
	EUR	708,890	PLN	2,968,204	6/18/2014	—	(5,997)
	EUR	6,875,736	USD	9,514,925	6/18/2014	—	(19,647)
	HUF	82,368,792	EUR	264,000	6/18/2014	—	(4,980)
	HUF	82,663,856	PLN	1,112,000	6/18/2014	—	(6,370)
	IDR	9,902,202,000	USD	869,759	5/22/2014	15,749	—
	JPY	150,750,020	USD	1,461,000	6/18/2014	—	(15,255)
	SEK	9,436,478	EUR	1,063,670	6/18/2014	25,678	—
	THB	14,517,690	USD	446,657	5/8/2014	—	(1,935)
	THB	11,803,976	USD	364,051	5/12/2014	—	(625)
	THB	21,542,210	USD	665,000	5/19/2014	—	(328)
	USD	734,000	KRW	777,679,606	5/9/2014	18,536	—
	USD	366,000	MYR	1,197,018	5/12/2014	382	—
	USD	370,000	IDR	4,293,245,050	5/23/2014	206	—
	USD	370,000	KRW	384,707,500	5/28/2014	1,886	—
	USD	3,978,638	GBP	2,365,372	6/6/2014	13,725	—
	USD	1,028,668	CNH	6,362,382	6/18/2014	—	(13,293)
	USD	5,505,827	EUR	3,990,750	6/18/2014	28,139	—
	USD	369,000	HUF	81,629,073	6/18/2014	—	(1,264)
	USD	1,106,000	JPY	112,749,754	6/18/2014	—	(1,871)
	USD	723,963	NZD	848,000	6/18/2014	2,791	—
	USD	541,693	PLN	1,661,886	6/18/2014	5,337	—

						138,960	(75,654)

HSBC Bank PLC	AUD	811,000	USD	726,972	6/18/2014	—	(23,260)
	BRL	1,637,969	USD	736,497	5/5/2014	4,198	—
	EUR	445,864	HUF	140,651,797	6/18/2014	15,352	—
	EUR	534,000	NOK	4,430,651	6/18/2014	3,064	—
	EUR	267,000	SEK	2,430,330	6/18/2014	3,016	—
	EUR	3,196,000	USD	4,412,130	6/18/2014	—	(19,758)
	KRW	778,096,900	USD	730,244	5/9/2014	—	(22,696)
	NOK	2,172,000	SEK	2,349,220	6/18/2014	—	(3,702)
	NZD	426,000	USD	363,778	6/18/2014	—	(1,313)
	RUB	982,847	USD	27,473	5/7/2014	—	(90)
	SEK	4,727,093	EUR	528,000	6/18/2014	6,161	—
	SEK	4,858,940	USD	739,000	6/18/2014	—	(7,265)
	SGD	3,639,900	USD	2,875,263	6/18/2014	—	(24,137)
	TWD	13,524,684	USD	448,878	5/23/2014	808	—
	USD	362,144	MYR	1,190,077	5/2/2014	2,296	—
	USD	1,592,720	MYR	5,186,839	5/8/2014	—	(4,683)
	USD	335,617	PHP	14,984,311	5/23/2014	397	—
	USD	730,681	BRL	1,637,969	5/30/2014	—	(4,107)
	USD	738,019	EUR	533,000	6/18/2014	1,091	—
	USD	364,453	GBP	221,000	6/18/2014	8,524	—
	USD	367,842	NZD	429,000	6/18/2014	—	(179)
	USD	266,000	SEK	1,754,106	6/18/2014	3,406	—

						48,313	(111,190)

JPMorgan Chase Bank N.A. London	CHF	1,666,464	EUR	1,372,055	6/18/2014	8,575	—
	EUR	1,074,000	NOK	8,892,398	6/18/2014	3,027	—
	EUR	534,000	SEK	4,867,704	6/18/2014	7,114	—
	IDR	8,472,192,488	USD	748,096	5/23/2014	17,541	—
	JPY	150,140,143	USD	1,467,000	6/18/2014	—	(3,283)
	NOK	2,198,000	SEK	2,375,093	6/18/2014	—	(4,092)
	SEK	4,672,010	NOK	4,377,000	6/18/2014	17,002	—
	TRY	832,620	USD	365,000	6/18/2014	—	(23,490)
	TWD	11,183,600	USD	369,279	5/23/2014	—	(1,231)
	USD	725,787	MYR	2,370,529	5/16/2014	—	(423)
	USD	369,000	IDR	4,236,489,000	5/22/2014	—	(3,626)
	USD	367,000	MXN	4,814,288	6/18/2014	—	(400)
	USD	365,765	NOK	2,201,025	6/18/2014	3,616	—
	USD	569,430	PLN	1,746,785	6/18/2014	5,545	—

						62,420	(36,545)

Morgan Stanley & Co. International PLC	AUD	404,000	USD	362,265	6/18/2014	—	(11,463)
	EUR	529,000	AUD	814,073	6/18/2014	19,511	—
	ILS	4,738,522	USD	1,357,179	6/18/2014	—	(11,342)
	JPY	75,009,978	USD	739,000	6/18/2014	4,447	—
	USD	726,000	BRL	1,637,969	5/5/2014	6,298	—
	USD	370,000	BRL	834,198	5/22/2014	964	—
	USD	369,000	BRL	836,575	5/23/2014	2,904	—
	USD	724,000	CNH	4,446,685	5/27/2014	—	(13,803)
	USD	371,000	BRL	833,118	5/30/2014	—	(1,443)
	USD	1,100,204	GBP	662,000	6/18/2014	17,042	—
	USD	347,612	TRY	799,821	6/18/2014	25,575	—

						76,741	(38,051)

Royal Bank of Canada	BRL	833,533	USD	371,000	5/30/2014	1,259	—
	BRL	5,130,926	USD	2,262,812	7/18/2014	17,337	—
	CAD	4,952,636	USD	4,394,687	5/12/2014	—	(124,424)
	CAD	2,466,404	USD	2,225,846	6/18/2014	—	(22,705)
	CHF	1,669,494	EUR	1,376,711	6/18/2014	11,586	—
	EUR	3,661,039	USD	5,063,758	5/7/2014	—	(13,525)
	EUR	535,000	GBP	440,272	6/18/2014	1,155	—
	EUR	531,000	USD	730,743	6/18/2014	—	(5,594)
	JPY	37,914,036	USD	367,000	6/18/2014	—	(4,282)
	MXN	36,079,253	USD	2,731,001	5/9/2014	—	(25,298)
	USD	735,000	BRL	1,640,638	5/12/2014	—	(3,123)
	USD	613,356	GBP	365,439	6/6/2014	3,445	—
	USD	5,152,000	CAD	5,700,783	6/18/2014	45,243	—
	USD	702,347	EUR	510,000	6/18/2014	4,870	—
	USD	729,458	GBP	441,500	6/18/2014	15,654	—
	USD	364,157	MXN	4,839,467	6/18/2014	4,360	—
	USD	334,580	ZAR	3,703,837	6/18/2014	14,969	—

						119,878	(198,951)

Royal Bank of Scotland PLC	AUD	790,000	USD	735,445	6/18/2014	4,639	—
	GBP	879,000	USD	1,475,415	6/18/2014	—	(8,057)
	TRY	7,065,512	USD	3,151,000	6/18/2014	—	(145,684)
	USD	55,337,966	JPY	5,655,744,914	5/15/2014	36,143	—
	USD	363,608	GBP	219,000	6/18/2014	5,994	—
	USD	367,032	NZD	427,000	6/18/2014	—	(1,084)
	USD	5,117,792	TRY	11,124,675	6/18/2014	72,847	—

						119,623	(154,825)

Standard Chartered Bank	BRL	3,432,315	USD	1,537,294	5/8/2014	4,233	—
	BRL	893,000	USD	394,260	7/18/2014	3,452	—
	EUR	1,066,000	USD	1,468,554	6/18/2014	—	(9,667)
	USD	1,483,000	CNH	9,304,105	6/9/2014	2,305	—
	USD	367,336	GBP	222,000	6/18/2014	7,329	—

						17,319	(9,667)

State Street Bank London	CAD	5,444,332	USD	4,891,379	6/18/2014	—	(72,065)
	EUR	791,000	USD	1,097,453	6/18/2014	574	—
	JPY	73,633,301	USD	717,095	6/18/2014	—	(3,976)
	MXN	32,585,751	USD	2,469,000	6/18/2014	—	(12,353)
	NZD	1,364,370	USD	1,160,124	6/18/2014	—	(9,171)
	USD	734,000	CAD	813,658	6/18/2014	7,789	—
	USD	3,668,082	EUR	2,660,000	6/18/2014	20,536	—
	USD	739,000	JPY	75,143,367	6/18/2014	—	(3,141)
	USD	7,647,756	MXN	101,487,580	6/18/2014	80,360	—
	USD	12,312	ZAR	130,603	6/18/2014	13	—
	ZAR	7,739,891	USD	734,000	6/18/2014	3,548	—

						112,820	(100,706)

UBS AG London	BRL	2,441,701	USD	1,102,000	5/12/2014	12,774	—
	BRL	831,390	USD	370,000	5/27/2014	864	—
	BRL	1,657,517	USD	742,000	5/30/2014	6,754	—
	CHF	2,625,992	EUR	2,163,594	6/18/2014	15,631	—
	CLP	202,954,670	USD	360,808	5/30/2014	2,739	—
	EUR	17,081,019	USD	23,688,292	5/7/2014	—	(381)
	EUR	1,325,000	CHF	1,614,623	6/18/2014	—	(2,244)
	TWD	22,344,046	USD	742,401	5/22/2014	2,167	—
	TWD	22,402,414	USD	740,698	6/30/2014	—	(2,192)
	USD	728,000	BRL	1,673,592	5/7/2014	19,754	—
	USD	5,320,070	EUR	3,833,925	5/7/2014	—	(3,021)
	USD	1,454,000	BRL	3,296,800	5/8/2014	18,532	—
	USD	369,000	BRL	828,405	5/12/2014	546	—
	USD	369,307	BRL	822,447	5/15/2014	—	(2,765)
	USD	370,000	BRL	830,295	5/27/2014	—	(1,350)
	USD	1,633,351	MYR	5,296,139	6/16/2014	—	(16,431)
	USD	731,816	EUR	530,000	6/18/2014	3,135	—
	USD	528,955	PLN	1,611,672	6/18/2014	1,546	—
	USD	873,924	ZAR	9,420,390	6/18/2014	15,126	—
	ZAR	3,978,464	USD	367,000	6/18/2014	—	(8,467)

						99,568	(36,851)

Westpac Banking Corp.	AUD	405,111	EUR	264,000	6/18/2014	—	(8,668)
	AUD	402,879	GBP	222,000	6/18/2014	1,974	—
	AUD	5,965,000	USD	5,490,068	6/18/2014	—	(27,977)
	GBP	442,000	AUD	813,209	6/18/2014	6,321	—
	NZD	2,119,000	USD	1,822,930	6/18/2014	6,901	—
	SGD	937,421	USD	734,000	6/18/2014	—	(12,712)
	USD	715,077	SEK	4,665,557	5/23/2014	1,810	—
	USD	1,614,312	AUD	1,723,909	5/30/2014	—	(17,490)
	USD	3,634,673	AUD	4,006,000	6/18/2014	71,160	—
	USD	3,637,536	NZD	4,272,000	6/18/2014	23,662	—

						111,828	(66,847)

Net Unrealized Appreciation (Depreciation)						$1,226,875	$(1,283,135)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

EUR — Euro Currency

GBP — Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thailand Baht

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized Appreciation
Deutsche Bank AG	BRL	5,360	1/2/2017	12.650%	Less than 1 month BZDIOVRA	$ —	$28,283
	CAD	205	12/20/2022	3.000%	3 month CDOR	(7,235)	4,651

							$32,934

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	KRW	2,071,870	11/27/2023	3 month KSDA	3.450%	$ —	$(31,073)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	—	(3,870)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(7,804)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(5,997)
	KRW	281,090	1/10/2024	3 month KSDA	3.475%	—	(4,750)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(3,185)
	KRW	2,627,290	11/22/2023	3 month LIBOR	3.473%	—	(44,143)
	KRW	287,310	1/8/2024	3 month KSDA	3.470%	—	(4,741)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(2,829)
	KRW	230,950	12/23/2023	3 month KSDA	3.470%	—	(3,818)
	KRW	575,970	1/7/2024	3 month KSDA	3.471%	—	(9,542)
	KRW	135,640	1/13/2024	3 month KSDA	3.465%	—	(2,181)
Morgan Stanley & Co. International PLC	KRW	269,490	1/9/2024	3 month KSDA	3.455%	—	(4,119)

							$(128,052)

Total						$ (7,235)	$(95,118)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized Appreciation
NZD	46,810	12/15/2015	4.250%	3 month NZ Bank Bill	$ (32,736)	$76,575
GBP	5,990	3/5/2017	6 month LIBOR	1.660%	5,353	10,392
USD	25,870	6/18/2017	3 month LIBOR	1.250%	(140,834)	3,661
GBP	11,760	8/24/2017	6 month LIBOR	2.120%	(51,165)	43,402
USD	26,800	11/25/2017	3 month LIBOR	1.675%	29,025	96,431
USD	7,000	3/24/2018	2.800%	3 month LIBOR	20	8,675
USD	65,800	3/24/2018	2.780%	3 month LIBOR	(4,663)	73,675
GBP	10,590	2/3/2019	2.280%	6 month LIBOR	(49,549)	80,176
EUR	13,670	6/18/2019	1.250%	6 month LIBOR	161,072	130,094
GBP	5,150	6/18/2019	2.250%	6 month LIBOR	—	64,941
NZD	18,700	6/18/2019	4.750%	3 month NZ Bank Bill	82,548	45,366
USD	9,670	6/18/2019	2.000%	3 month LIBOR	3,029	68,924
USD	3,600	8/29/2019	3.560%	3 month LIBOR	8	73,971
USD	3,600	8/29/2019	3.520%	3 month LIBOR	8	69,877
GBP	11,960	8/24/2020	2.960%	6 month LIBOR	187,508	80,667
USD	31,900	11/25/2020	2.920%	3 month LIBOR	(85,139)	271,116
GBP	4,340	2/5/2021	2.840%	6 month LIBOR	(9,936)	4,842
JPY	1,348,110	2/12/2022	1.080%	6 month JYOR	3,311	21,348
GBP	8,400	3/5/2022	2.780%	6 month LIBOR	(51,222)	94,530
USD	16,220	10/8/2023	4.250%	3 month LIBOR	(6,240)	310,913
CAD	1,110	12/19/2023	4.000%	3 month CDOR	8,880	406
GBP	855	12/19/2023	3.750%	6 month LIBOR	(4,457)	20,935
USD	2,010	12/19/2023	4.500%	3 month LIBOR	39,532	16,657
USD	22,400	1/30/2024	4.252%	3 month LIBOR	90,740	281,210
USD	23,870	3/20/2024	4.250%	3 month LIBOR	192,311	177,545
USD	1,660	4/4/2024	4.000%	3 month LIBOR	(8,512)	16,317
CAD	4,250	6/18/2024	3.000%	3 month CDOR	57,925	7,984
NZD	50	6/18/2024	5.250%	3 month LIBOR	390	666
SEK	21,520	6/18/2024	2.750%	3 month LIBOR	42,932	79,125
JPY	811,000	5/9/2027	1.880%	6 month JYOR	(152,284)	151,407
EUR	800	6/18/2044	2.500%	6 month LIBOR	(18,237)	50,799
USD	5,190	6/18/2044	3.750%	3 month LIBOR	19,310	267,529

						$2,700,156

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments made (Received) by the Portfolio	Gross Unrealized (Depreciation)
GBP	14,960	2/3/2016	6 month LIBOR	1.250%	$ 11,351	$(12,907)
GBP	6,790	5/5/2016	6 month LIBOR	1.440%	4,933	(1,732)
USD	7,700	2/1/2017	3 month LIBOR	1.625%	1,535	(1,705)
PLN	1,100	12/10/2018	6 month WIBOR	3.844%	2	(6,200)
PLN	1,175	12/10/2018	6 month WIBOR	3.820%	2	(6,229)
PLN	1,200	12/10/2018	6 month WIBOR	3.818%	2	(6,320)
JPY	957,670	2/12/2019	6 month JYOR	0.420%	(2,239)	(4,482)
GBP	4,930	5/5/2019	2.390%	6 month LIBOR	2,044	(7,103)
AUD	10,200	6/18/2019	6 month BBSW	3.750%	2,664	(69,785)
JPY	1,034,460	6/18/2019	0.250%	6 month JYOR	(42,002)	(8,333)
SEK	99,040	6/18/2019	3 month LIBOR	2.000%	(31,034)	(219,361)
USD	2,150	6/18/2019	3 month LIBOR	2.000%	—	(15,998)
JPY	1,032,550	6/18/2021	0.500%	6 month JYOR	(10,711)	(9,395)
USD	49,170	6/18/2021	6 month LIBOR	2.500%	(126,947)	(354,540)
USD	1,800	8/27/2021	3 month LIBOR	3.095%	9	(76,142)
USD	1,800	8/27/2021	3 month LIBOR	3.133%	9	(80,588)
USD	1,300	3/24/2022	3 month LIBOR	2.958%	10	(17,018)
USD	11,800	3/24/2022	3 month LIBOR	2.933%	93	(135,315)
NOK	7,950	12/20/2022	6 month NIBOR	4.000%	(20,483)	(3,311)
JPY	2,613,240	10/8/2023	6 month JYOR	1.250%	3,284	(130,481)
USD	14,200	11/25/2023	3 month LIBOR	3.511%	25,832	(334,366)
PLN	1,000	11/28/2023	6 month WIBOR	4.163%	3	(7,281)
PLN	880	12/11/2023	6 month WIBOR	4.287%	2	(9,267)
CHF	4,040	12/19/2023	6 month LIBOR	2.500%	(68,821)	(58,721)
EUR	7,055	12/19/2023	6 month LIBOR	3.250%	(220,974)	(138,155)
JPY	314,180	12/19/2023	1.250%	6 month JYOR	158	(9,081)
GBP	17,410	3/20/2024	6 month LIBOR	3.750%	(145,993)	(141,459)
EUR	3,480	6/18/2024	6 month LIBOR	2.000%	(39,400)	(85,378)
GBP	2,525	6/18/2024	6 month LIBOR	3.000%	(33,656)	(52,244)
JPY	422,820	6/18/2024	6 month JYOR	0.750%	35,808	(8,016)
USD	7,610	6/18/2024	3 month LIBOR	3.000%	(11,760)	(122,576)
GBP	4,130	2/3/2025	6 month LIBOR	3.100%	62,701	(134,070)
JPY	1,069,930	2/14/2025	6 month JYOR	1.720%	929	(22,489)
GBP	5,390	3/5/2025	6 month LIBOR	3.100%	53,712	(125,326)
GBP	1,900	5/5/2025	6 month LIBOR	3.150%	(4,080)	(20,674)
JPY	1,322,000	5/9/2025	6 month JYOR	1.650%	167,628	(152,093)
GBP	4,470	8/24/2025	6 month LIBOR	3.550%	(137,503)	(126,948)
USD	3,840	6/18/2029	3 month LIBOR	3.500%	(28,917)	(116,206)
USD	1,890	6/18/2034	3 month LIBOR	3.750%	(37,187)	(74,894)
GBP	2,720	2/5/2036	6 month LIBOR	3.500%	29,512	(40,661)
USD	7,500	1/30/2039	3 month LIBOR	4.370%	(74,553)	(263,558)
GBP	3,700	6/18/2044	6 month LIBOR	3.500%	(188,974)	(94,480)

						$(3,304,888)

Total					$ (514,083)	$(604,732)

BBSW—Bank Bill Swap Reference Rate

BZDIOVRA—Brazil Interbank Deposit Rate

CDOR—Canadian Dollar Offered Rate

JYOR—Japanese Yen Offered Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KSDA—Korea Securities Dealers Association Benchmark Yields

LIBOR—London Interbank Offered Rate

NIBOR—Norwegian Interbank Offered Rate

NZ Bank Bill—New Zealand Bank Bill Reference Rate

WIBOR—Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Buy Protection@ (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2014 (2)	Notional Amount (3)	Value at April 30, 2014 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.0345%	$6,800,000	$ (9,344)	$ (3,495)	$ (5,849)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.0345%	11,850,000	(16,284)	(5,677)	(10,607)

Total						$ (25,628)	$ (9,172)	$ (16,456)

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2014 (2)	Notional Amount (3)	Value at April 30, 2014 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1745%	$2,100,000	$ 37,247	$ 1,284	$ 35,963
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1745%	9,900,000	175,594	5,785	169,809

Total						$ 212,841	$ 7,069	$ 205,772

@    Illiquid security. At April 30, 2014, the aggregate value of these securities was ($510,534) representing (0.1%) of net assets.

(1)    If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)    The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)    The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)    If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Industry Allocation*

Sovereign	47.1%
United States Treasury Notes	15.5
Diversified Financial Services	13.6
Registered Investment Companies	6.4
Federal National Mtg. Assoc.	6.1
Sovereign Agency	2.7
Banks-Commercial	2.5
Federal Home Loan Mtg. Corp.	1.7
Telephone-Integrated	1.3
Oil Companies-Integrated	0.9
Tobacco	0.7
Real Estate Investment Trusts	0.7
Cable/Satellite TV	0.7
Diversified Banking Institutions	0.7
Multimedia	0.6
Gas-Transportation	0.5
SupraNational Banks	0.5
Computers	0.5
Insurance-Mutual	0.4
Applications Software	0.3
Retail-Restaurants	0.3
Medical-Generic Drugs	0.3
Banks-Special Purpose	0.3
Federal Farm Credit Bank	0.3
U.S. Government Treasuries	0.2
Pharmacy Services	0.2
Machinery-Construction & Mining	0.2
Finance-Consumer Loans	0.2
Medical-Drugs	0.1
United States Treasury Bonds	0.1
Finance-Commercial	0.1
Oil Companies-Exploration & Production	0.1
Banks-Money Center	0.1
Beverages-Wine/Spirits	0.1

106.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Cayman Islands	$—	$20,406,687	$1,485,600	$21,892,287
Other Countries*	—	23,789,019	—	23,789,019
Corporate Bonds & Notes:
United States	—	27,494,876	—	27,494,876
Other Countries*	—	36,570,059	—	36,570,059
Foreign Government Obligations:
France	—	26,193,021	—	26,193,021
Italy	—	32,982,632	—	32,982,632
Japan	—	44,265,256	—	44,265,256
United Kingdom	—	24,439,736	—	24,439,736
Other Countries*	—	87,538,391	—	87,538,391
U.S. Government Agencies:
United States	—	48,413,464	—	48,413,464
U.S. Government Treasuries:
United States	—	70,615,608	—	70,615,608
Short-Term Investment Securities:
Registered Investment Companies	28,713,279	—	—	28,713,279
Other Financial Instruments:@
Open Futures Contracts-Appreciation	1,029,161	—	—	1,029,161
Open Forward Foreign Currency Contracts-Appreciation	—	1,226,875	—	1,226,875
Over the Counter Interest Rate Swap Contracts-Appreciation	—	32,934	—	32,934
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	2,700,156	—	2,700,156
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	196,612	—	196,612

Total	$29,742,440	$446,865,326	$1,485,600	$478,093,366

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	538,749	—	—	538,749
Open Forward Foreign Currency Contracts-Depreciation	—	1,283,135	—	1,283,135
Over the Counter Interest Rate Swap Contracts-Depreciation	—	128,052	—	128,052
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	3,304,888	—	3,304,888
Over the Counter Credit Default Swaps on Credit Indices-Buy Protection-Depreciation	—	16,456	—	16,456

Total	$538,749	$4,732,531	$—	$5,271,280

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 78.8%
Advanced Materials — 0.3%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	$1,300,000	$1,391,000

Advertising Sales — 0.4%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	1,800,000	1,865,250

Advertising Services — 0.7%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	3,274,000	3,077,560

Aerospace/Defense-Equipment — 0.9%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	1,979,000	2,053,212
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	2,005,000	2,085,200

		4,138,412

Airlines — 0.8%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	234,578	241,615
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	170,524	183,740
United Airlines Pass Through Trust Pass Through Certs., Class B 4.75% due 10/11/2023	675,000	681,332
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	2,425,000	2,503,812

		3,610,499

Alternative Waste Technology — 1.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,487,000	2,695,286
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	2,079,000	2,136,173

		4,831,459

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,202,000	1,350,748

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022*	1,675,000	1,712,688

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,415,000	2,584,050

Banks-Commercial — 0.7%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	3,050,000	3,286,375

Building & Construction-Misc. — 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,412,000	2,412,000

Building Products-Cement — 1.6%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,650,000	2,653,312
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019*	1,371,000	1,442,978
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,539,975

		7,636,265

Building Products-Doors & Windows — 0.4%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022*	1,812,000	1,789,350

Building Products-Wood — 0.4%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	1,655,000	1,779,125

Building-Residential/Commercial — 0.5%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,165,094

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,252,425

Capacitors — 0.5%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	2,257,000	2,364,208

Casino Hotels — 2.8%
Caesars Entertainment Operating Co., Inc. Senior Notes 10.75% due 02/01/2016	1,130,000	1,005,700
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,938,000	2,015,520
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	3,013,000	3,133,520
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	1,711,000	1,706,722

Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,412,000	2,568,780
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,743,125

		13,173,367

Cellular Telecom — 2.2%
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,750,000	1,763,125
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	3,231,000	3,513,712
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	618,000	651,218
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	1,210,000	1,272,012
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	1,273,000	1,349,380
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	1,523,000	1,644,840

		10,194,287

Chemicals-Diversified — 0.9%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,425,000	2,515,937
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,772,438

		4,288,375

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,223,000	1,235,230

Coal — 2.6%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,312,972
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	3,391,000	3,679,235
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	2,145,000	2,177,175
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	2,500,000	2,606,250
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,220,700

		11,996,332

Commercial Services-Finance — 1.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,336,650
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	3,179,000
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,910,000	2,091,450

		6,607,100

Computer Services — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,852,340

Consulting Services — 0.4%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,646,663

Consumer Products-Misc. — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,787,000	2,898,480

Containers-Metal/Glass — 0.8%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,413,000	3,788,430

Containers-Paper/Plastic — 0.7%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,343,000	3,476,720

Distribution/Wholesale — 0.2%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	895,000	859,200

Diversified Manufacturing Operations — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,381,575

E-Commerce/Services — 0.8%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,839,000	2,952,560
Netflix, Inc. Senior Notes 5.75% due 03/01/2024*	575,000	595,125

		3,547,685

Electric-Generation — 0.7%
AES Corp. Senior Notes 5.50% due 03/15/2024	2,391,000	2,391,000
AES Corp. Senior Notes 8.00% due 10/15/2017	152,000	180,500
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	614,355	626,642

		3,198,142

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	346,123	374,678

Electronic Components-Semiconductors — 0.6%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	589,000	619,923
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	1,851,000	1,989,825

		2,609,748

Enterprise Software/Service — 1.2%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	3,363,000	3,522,742
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,990,340

		5,513,082

Entertainment Software — 0.4%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	1,889,000	2,014,146

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	972,000	975,645
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,251,250
GMAC LLC Sub. Notes 8.00% due 12/31/2018	1,731,000	2,065,083

		4,291,978

Finance-Commercial — 0.8%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,230,000	1,230,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	677,000	709,158
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,855,000	1,868,912

		3,808,070

Finance-Leasing Companies — 0.8%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,500,000	2,662,500
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	925,000	1,019,812

		3,682,312

Finance-Other Services — 0.4%
Cogent Communications Finance, Inc. Senior Notes 5.63% due 04/15/2021*	1,882,000	1,849,065

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	900,000	958,500

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 6.75% due 12/01/2021*	916,000	959,510

Food-Meat Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	1,808,000	1,950,380

Food-Retail — 0.4%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	2,002,000	2,032,030

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(2)	762,445	190,611

Independent Power Producers — 1.8%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,311,125
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	1,072,000	1,175,180
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	932,000	1,043,840
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,822,000	1,926,765

NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	1,289,000	1,332,504
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,851,637

		8,641,051

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,600,000	1,714,000

Investment Management/Advisor Services — 0.3%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,268,000	1,366,270

Marine Services — 0.6%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,476,000	2,590,515

Medical Products — 0.6%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,828,000	3,025,960

Medical-Drugs — 1.1%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	1,415,000	1,460,987
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,350,000	3,601,250

		5,062,237

Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 05/15/2022	1,265,000	1,271,325

Medical-Hospitals — 3.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,350,000	2,485,125
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	1,100,000	1,108,250
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,372,000	1,471,470
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,401,000	1,425,517
HCA, Inc. Senior Notes 7.19% due 11/15/2015	675,000	729,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	3,339,000	2,921,625
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,667,000	1,771,187
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	2,250,000	2,255,625
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,339,258

		15,507,057

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. Senior Sec. Notes 5.00% due 08/01/2018*	771,000	803,768

Music — 0.8%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	2,230,000	2,366,587
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,114,000	1,166,915

		3,533,502

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	1,457,000	1,486,818

Office Supplies & Forms — 0.4%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	2,032,000	2,113,280

Oil Companies-Exploration & Production — 8.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,600,600
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,340,000	1,366,800
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	841,350
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	1,207,213
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	1,002,375

EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	3,165,000	3,418,200
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,257,200
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	3,700,000	3,959,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	3,305,000	3,416,544
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	2,044,275
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	1,895,000	1,937,637
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,600,000	2,762,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,674,750
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	2,165,000	2,403,150
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,650,000	1,831,500
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,810,000	1,841,675
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	2,035,000	2,157,100
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	1,775,000	1,925,875
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	2,526,000	2,513,370
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	1,185,000	1,247,212

		41,408,326

Oil Refining & Marketing — 1.1%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	440,000	441,100
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	2,093,000	2,087,767
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	2,636,000	2,721,670

		5,250,537

Oil-Field Services — 0.5%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,350,000
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*†(3)(4)	2,150,000	161,250
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,062,750

		2,574,000

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,741,500
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,344,000	2,426,040

		4,167,540

Petrochemicals — 0.5%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020	2,160,000	2,205,900

Pipelines — 3.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,978,687
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	1,250,000	1,325,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	1,260,000	1,323,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,642,313

Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,621,050
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	1,910,000	1,910,103
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,136,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022*	999,000	1,047,701
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	775,969
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,376,000	2,488,860
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	649,305

		15,898,238

Printing-Commercial — 0.4%
Quad/Graphics, Inc. Senior Notes 7.00% due 05/01/2022*	1,700,000	1,700,000

Publishing-Newspapers — 1.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	848,000	877,680
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	1,525,000	1,582,187
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,910,000	2,182,175

		4,642,042

Publishing-Periodicals — 1.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,380,000	3,430,700
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	2,465,000	2,458,837

		5,889,537

Racetracks — 0.4%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	1,899,000	1,960,718

Real Estate Investment Trusts — 0.8%
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	3,523,000	3,681,535

Real Estate Management/Services — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	998,750
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,705,000	1,862,713

		2,861,463

Real Estate Operations & Development — 0.5%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,261,884

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	3,385,000	128

Rental Auto/Equipment — 0.6%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	1,001,000
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	1,697,000	1,807,305

		2,808,305

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	688,031

Retail-Building Products — 0.4%
Building Materials Holding Corp. Senior Sec. Notes 9.00% due 09/15/2018*	1,674,000	1,820,475

Retail-Drug Store — 0.3%
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,629,875

Retail-Music Store — 0.6%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,800,000	1,728,000
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	1,400,000	1,309,000

		3,037,000

Retail-Pawn Shops — 0.4%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,925,000	1,925,000

Retail-Pet Food & Supplies — 0.3%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,269,000	1,391,141

Retail-Regional Department Stores — 1.2% Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,230,000	4,029,075
JC Penney Corp., Inc. Company Guar. Notes 7.95% due 04/01/2017	1,975,000	1,807,125

		5,836,200

Retail-Restaurants — 1.8%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,342,481
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,317,000	2,554,493
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	4,185,000	4,352,400

		8,249,374

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(5)(13)	750,000	0

Security Services — 0.2%
ADT Corp. Senior Notes 4.13% due 04/15/2019	1,000,000	997,500

Semiconductor Equipment — 0.3%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	371,000	375,638
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,121,000	1,112,592

		1,488,230

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,441,000	1,588,703

Specified Purpose Acquisitions — 1.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,709,250

Steel Pipe & Tube — 0.5%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,390,000	2,413,900

Steel-Producers — 1.3%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	3,581,000	3,715,287
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	1,195,000	1,283,131
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	885,000	966,863

		5,965,281

Storage/Warehousing — 0.4%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,923,728

Telecom Services — 0.3%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,595,000

Telephone-Integrated — 2.8%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	2,096,000	2,148,400
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,127,500
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,285,944
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,156,880
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,978,437
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,363,000	1,325,518

		13,022,679

Television — 0.8%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,544,000	1,659,800
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	1,941,000	2,018,640

		3,678,440

Transactional Software — 0.1%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	642,000	675,705

Transport-Equipment & Leasing — 0.6%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	766,549

Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	2,104,000	2,177,640

		2,944,189

Transport-Rail — 0.5%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	2,257,000	2,319,068

Transport-Services — 0.6%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,181,895
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,651,075

		2,832,970

Travel Services — 0.4%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,790,000	1,973,475

Web Hosting/Design — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,675,000	1,708,500

Total U.S. Corporate Bonds & Notes (cost $362,515,408)		368,464,194

FOREIGN CORPORATE BONDS & NOTES — 11.8%
Airlines — 0.7%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	2,780,000	2,995,450
Air Canada Company Guar. Notes 7.75% due 04/15/2021*	505,000	514,469

		3,509,919

Cable/Satellite TV — 0.7%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,296,000
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	2,104,000	2,153,970

		3,449,970

Casino Hotels — 0.4%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	1,700,000	1,725,500

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,304,000	1,395,280

Commercial Services — 0.4%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	2,123,000	1,724,938

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,224,000
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,000,000	1,125,000

		2,349,000

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,745,000	1,784,262

Diversified Minerals — 0.9%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*	700,000	736,750
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	3,300,000	3,531,000

		4,267,750

Finance-Leasing Companies — 1.1%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	451,474
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,686,287
Fly Leasing, Ltd. Company Guar. Notes 6.75% due 12/15/2020	1,190,000	1,245,038
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,701,372

		5,084,171

Gold Mining — 0.2%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*	992,000	969,680

Hazardous Waste Disposal — 0.7%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	2,000,000	2,020,000
Tervita Corp. Company Guar. Notes 9.75% due 11/01/2019*	1,300,000	1,176,500

		3,196,500

Machinery-General Industrial — 0.2%
Emeco Pty, Ltd. Senior Sec. Notes 9.88% due 03/15/2019*	1,031,000	1,067,085

Medical-Drugs — 0.5%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	1,058,000	1,073,870
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	1,008,000	1,048,320

		2,122,190

Oil & Gas Drilling — 0.4%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,927,495

Oil Companies-Exploration & Production — 0.5%
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	2,105,000
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	413,000	437,780

		2,542,780

Real Estate Operations & Development — 0.5%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,272,500

Satellite Telecom — 0.7%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023*	1,725,000	1,688,344
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,400,000	1,459,500

		3,147,844

Security Services — 0.4%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,690,000	1,780,838

Special Purpose Entities — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.05% due 01/15/2015†*(1)(2)(3)(6)	1,210,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	1,000,000	1,107,500
ArcelorMittal Senior Notes 7.25% due 03/01/2041	905,000	920,837

		2,028,337

Telecom Services — 1.9%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	1,653,000	1,731,517
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	3,898,000	4,063,665
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,761,375
Wind Acquisition Finance SA Company Guar. Notes 7.38% due 04/23/2021*	1,274,000	1,309,035

		8,865,592

Total Foreign Corporate Bonds & Notes (cost $55,553,865)		55,211,631

LOANS(9)(10) — 2.0%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(2)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)(7)	2,037,810	0

Casino Hotels — 0.1%
Twin River Management Group, Inc. BTL 5.25% due 09/27/2018	338,800	336,682

Computer Services — 0.4%
Sungard Availability Services Capital, Inc. BTL 6.00% due 03/31/2019	2,072,072	2,061,712

Computer Software — 0.2%
Vertafore, Inc. FRS 1st Lien 4.25% due 10/03/2019	969,560	970,368

Electric-Distribution — 0.4%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	1,772,262	1,778,908

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018	473,813	482,104

Medical-Drugs — 0.5%
Auxilium Pharmaceuticals, Inc. BTL-B 6.25% due 04/26/2017	2,372,092	2,395,813

Medical-Hospitals — 0.1%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	385,125	381,274

Oil Companies-Exploration & Production — 0.2%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	917,028	929,637

Total Loans (cost $10,155,803)		9,336,498

COMMON STOCKS — 0.1%
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(7) (cost $8)	822	304,962

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series J 7.13% (cost $1,279,375)	51,175	1,389,401

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co. FRS 6.13% due 04/30/2024(8)	2,263,000	2,263,000

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	3,314,000	2,833,470

Food-Dairy Products — 0.6%
Land O’ Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	2,800,125

Total Preferred Securities/Capital Securities (cost $7,480,303)		7,896,595

WARRANTS† — 0.0%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021* (cost $109,065)	3,329	34

Total Long-Term Investment Securities (cost $437,093,827)		442,603,315

REPURCHASE AGREEMENT — 4.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(11) (cost $22,300,000)	22,300,000	22,300,000

TOTAL INVESTMENTS (cost $459,393,827)(12)	99.5%	464,903,315
Other assets less liabilities	0.5	2,455,481

NET ASSETS	100.0%	$467,358,796

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $189,638,107 representing 40.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $495,701 representing 0.1% of net assets.
(3)	Security in default of interest.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Company has filed for Chapter 7 bankruptcy.
(6)	Company has filed for bankruptcy protection in country of issuance.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2014, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc
Common Stocks	03/05/2014	822	$8	$304,962	$371.00	0.07%
TOUSA, Inc.
12.25% due 08/15/2013
Escrow Loans	10/11/2007	$1,022,829	—
	01/29/2008	11,293	—
	03/14/2008	10,700	—
	04/09/2008	26,285	—
	06/30/2008	37,503	—
	10/07/2008	39,014	—
	01/15/2009	37,728	—
	03/31/2009	35,804	—
	06/30/2009	37,295	—
	09/30/2009	38,857	—
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	—
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—
	07/31/2013	60,228	—
	10/31/2013	165	—

		2,037,810	—	0	0.00	0.00

				$304,962		0.07%

(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Security is in default and did not pay principal at maturity.

BTL	— Bank Term Loan

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	$—	$—	$190,611	$190,611
Oil Companies-Exploration & Production	—	41,408,326	—	41,408,326
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	326,865,129	—	326,865,129
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	—	0	0
Other Industries	—	55,211,631	—	55,211,631
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries*	—	9,336,498	—	9,336,498
Common Stocks	—	—	304,962	304,962
Preferred Securities	1,389,401	—	—	1,389,401
Preferred Securities/Capital Securities	—	7,896,595	—	7,896,595
Warrants	—	34	—	34
Repurchase Agreement	—	22,300,000	—	22,300,000

Total	$1,389,401	$463,018,213	$495,701	$464,903,315

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 16.0%
Diversified Financial Services — 16.0%
Aames Mtg. Investment Trust FRS Series 2005-1, Class M5 1.35% due 06/25/2035	$1,100,000	$832,361
Access Group, Inc. FRS Series 2008-1, Class A 1.53% due 10/27/2025	597,206	602,670
ACE Securities Corp. FRS Series 2005-HE7, Class M1 0.59% due 11/25/2035	300,000	236,868
ACE Securities Corp. FRS Series 2005-HE6, Class M1 0.62% due 10/25/2035	400,000	334,622
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.05% due 12/25/2034	284,701	253,517
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-CW1, Class A2C 0.29% due 07/25/2036	1,040,615	743,082
ACE Securities Corp. Home Equity Loan Trust FRS Series 2006-HE1, Class A2D 0.45% due 02/25/2036	400,000	307,292
ACE Securities Corp. Home Equity Loan Trust FRS Series 2005-HE4, Class M4 0.80% due 07/25/2035	200,000	166,913
Aegis Asset Backed Securities Trust FRS Series 2005-2, Class M3 0.63% due 06/25/2035	200,000	129,845
Aegis Asset Backed Securities Trust FRS Series 2004-6, Class M2 1.65% due 03/25/2035	200,000	174,422
Ally Financial, Inc. 2.50% due 03/15/2017(1)(3)	18,900,000	18,909,520
ALM V, Ltd. FRS Series 2012-5A, Class A1R 1.47% due 02/13/2023*(2)(3)	15,800,000	15,766,709
Alternative Loan Trust FRS Series 2005-44, Class 1A1 0.48% due 10/25/2035(4)	948,668	772,029
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R4, Class M2 0.60% due 07/25/2035	700,000	610,973
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R11, Class M1 0.60% due 01/25/2036	1,200,000	1,044,000
Ares VIR CLO, Ltd. FRS Series 2006-6RA, Class B 0.65% due 03/12/2018*(2)(3)	350,000	344,527
Argent Securities Trust FRS Series 2006-W2, Class A2B 0.34% due 03/25/2036	565,627	282,161
Asset Backed Funding Certs. Trust FRS Series 2006-HE1, Class A2D 0.37% due 01/25/2037	442,776	270,089
Asset Backed Funding Certs. Trust FRS Series 2007-WMC1, Class A2B 1.15% due 06/25/2037	448,590	304,626
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2003-HE4, Class M2 3.15% due 08/15/2033	75,815	67,528
Asset Backed Securities Home Equity Loan Trust FRS Series 2005-HE5, Class M4 1.05% due 06/25/2035	200,000	162,711
Banc of America Alternative Loan Trust FRS Series 2006-9, Class A2 0.56% due 01/25/2037(4)	635,268	418,104
Banc of America Alternative Loan Trust Series 2006-4, Class 4CB1 6.50% due 05/25/2046(4)	5,754,599	4,993,685
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(5)	700,000	773,729
Banc of America Funding Trust FRS Series 2006-C, Class 4A1 5.36% due 04/20/2036(4)	6,054,145	5,329,518
Banc of America Funding Trust FRS Series 2006-H, Class 4A2 5.77% due 09/20/2046(4)	550,647	455,978
Banc of America Mtg. Trust FRS Series 2005-I, Class 2A3 2.75% due 10/25/2035(4)	972,434	884,288
Banc of America Mtg. Trust FRS Series 2007-E, Class 8A1 2.76% due 09/20/2047(4)	746,738	563,313
BCAP LLC Trust FRS Series 2007-AA3, Class 2A1A 0.37% due 05/25/2047(4)	1,973,988	1,468,063
BCAP LLC Trust FRS Series 2011-RR5, Class 14A6 2.70% due 07/26/2036*(4)	775,850	635,961
BCAP LLC Trust FRS Series 2009-RR14, Class 2A2 5.14% due 07/26/2036*(4)	173,376	135,311
Bear Stearns ALT-A Trust FRS Series 2005-4, Class 23A2 2.53% due 05/25/2035(4)	254,314	257,542
Bear Stearns Alt-A Trust FRS Series 2006-6, Class 2A1 4.35% due 11/25/2036(4)	405,727	312,555
Bear Stearns ALT-A Trust FRS Series 2005-5, Class 25A1 4.86% due 07/25/2035(4)	1,549,333	1,280,159
Bear Stearns ARM Trust FRS Series 2005-2, Class A1 2.58% due 03/25/2035(4)	218,746	222,027

Bear Stearns Asset Backed Securities Trust FRS Series 2007-AQ1, Class A1 0.26% due 11/25/2036		55,383	45,229
Bear Stearns Asset Backed Securities Trust FRS Series 2006-HE4, Class 1A2 0.32% due 05/25/2036		630,561	524,153
Bear Stearns Asset Backed Securities Trust FRS Series 2007-HE5, Class 1A2 0.33% due 06/25/2047		383,160	367,372
Bear Stearns Asset Backed Securities Trust FRS Series 2006-PC1, Class M2 0.57% due 12/25/2035		500,000	382,815
Bear Stearns Asset Backed Securities Trust FRS Series 2006-3, Class M1 0.60% due 08/25/2036		600,000	482,743
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.64% due 07/25/2035		1,254,719	1,242,573
Bear Stearns Asset Backed Securities Trust FRS Series 2006-SD2, Class M1 0.70% due 06/25/2036		500,000	408,777
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		245,801	244,088
Berica ABS Srl FRS Series 2011-1, Class A1 0.61% due 12/30/2055(4)	EUR	6,016,308	8,161,925
Berica Residential MBS FRS Series 8, Class A 0.62% due 03/31/2048(4)	EUR	8,354,414	11,083,557
Carrington Mtg. Loan Trust FRS Series 2006-NC5, Class A4 0.37% due 01/25/2037		2,100,000	1,250,157
Carrington Mtg. Loan Trust FRS Series 2007-FRE1, Class A3 0.41% due 02/25/2037		900,000	599,924
Carrington Mtg. Loan Trust FRS Series 2005-OPT2, Class M5 0.85% due 05/25/2035		500,000	338,926
Chase Mtg. Finance Trust Series 2007-S3, Class 1A12 6.00% due 05/25/2037(4)		468,316	427,284
ChaseFlex Trust Series 2007-M1, Class 2F4 6.35% due 08/25/2037(4)		78,340	61,897
CHL Mtg. Pass-Through Trust FRS Series 2005-11, Class 3A1 2.56% due 04/25/2035(4)		350,516	276,597
CHL Mtg. Pass-Through Trust FRS Series 2005-31, Class 4A2 5.12% due 01/25/2036(4)		529,703	481,832
CHL Mtg. Pass-Through Trust Series 2005-6, Class 1A1 5.75% due 04/25/2035(4)		2,998,064	3,083,313
CHL Mtg. Pass-Through Trust Series 2006-16, Class 2A1 6.50% due 11/25/2036(4)		4,270,029	3,897,033
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC4, Class A2B 0.29% due 05/25/2037		149,342	141,641
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-5, Class 3A2A 2.48% due 10/25/2035(4)		186,807	143,653
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-3, Class 2A2B 2.61% due 08/25/2035(4)		124,569	70,637
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AR4, Class 2A2A 2.93% due 03/25/2037(4)		349,649	272,153
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-4, Class 3A6 6.56% due 11/25/2037*(4)		370,609	311,804
Countrywide Alternative Loan Trust FRS Series 2006-OA8, Class 2A3 0.34% due 07/25/2046(4)		202,698	163,848
Countrywide Alternative Loan Trust FRS Series 2005-36, Class 2A1A 0.46% due 08/25/2035(4)		698,226	531,359
Countrywide Alternative Loan Trust FRS Series 2007-24, Class A1 0.70% due 10/25/2037(4)		7,800,556	4,088,006
Countrywide Alternative Loan Trust FRS Series 2005-62, Class 2A1 1.13% due 12/25/2035(4)		19,898	15,329
Countrywide Alternative Loan Trust Series 2005-53T2, Class 2A2 5.50% due 11/25/2035(4)		232,412	190,902
Countrywide Alternative Loan Trust Series 2005-86CB, Class A11 5.50% due 02/25/2036(4)		195,412	170,665
Countrywide Alternative Loan Trust Series 2004-27CB, Class A1 6.00% due 12/25/2034(4)		284,834	281,722
Countrywide Alternative Loan Trust Series 2006-7CB, Class 1A10 6.00% due 05/25/2036(4)		597,884	477,116
Countrywide Alternative Loan Trust FRS Series 2006-19CB, Class A4 6.00% due 08/25/2036(4)		186,976	166,615
Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A13 6.00% due 04/25/2037(4)		264,618	222,798
Countrywide Alternative Loan Trust Series 2007-11T1, Class A21 6.00% due 05/25/2037(4)		478,884	393,664
Countrywide Alternative Loan Trust FRS Series 2007-19, Class 1A2 6.00% due 08/25/2037(4)		1,470,612	1,215,857
Countrywide Alternative Loan Trust Series 2006-36T2, Class 2A3 6.50% due 12/25/2036(4)		268,712	213,066
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(4)		1,078,436	775,502

Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 2A1 6.00% due 08/25/2037(4)	265,054	209,001
Countrywide Alternative Loan Trust Resecuritization Series 2008-2R, Class 3A1 6.00% due 08/25/2037(4)	202,254	161,887
Countrywide Asset-Backed Certs. FRS Series 2006-11, Class 3AV2 0.31% due 09/25/2046	294,626	234,697
Countrywide Asset-Backed Certs. FRS Series 2007-9, Class 2A3 0.33% due 06/25/2047	1,200,000	1,013,509
Countrywide Asset-Backed Certs. FRS Series 2005-AB2, Class 2A3 0.54% due 11/25/2035	420,967	394,626
Countrywide Asset-Backed Certs. FRS Series 2005-16, Class MV1 0.61% due 05/25/2036	400,000	324,377
Countrywide Asset-Backed Certs. FRS Series 2007-12, Class 2A2 0.65% due 08/25/2047	82,760	80,848
Countrywide Asset-Backed Certs. FRS Series 2004-15, Class MV5 1.05% due 04/25/2035	200,000	152,684
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.44% due 04/25/2035(4)	120,089	103,611
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.49% due 06/25/2035*(4)	255,182	228,647
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.86% due 03/15/2039(5)	9,626,142	10,339,256
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-8, Class 8A1 7.00% due 09/25/2035(4)	10,821,027	7,112,434
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.21% due 11/25/2036	6,358	3,433
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-RP2, Class A4 0.72% due 07/25/2036*(3)	400,000	351,326
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB6, Class A4 5.16% due 07/25/2035	96,214	97,337
CSMC Series Trust FRS Series 2011-6R, Class 4A2 4.85% due 04/28/2037*(4)	809,130	505,840
Deutsche ALT-A Securities, Inc. FRS Series 2007-AB1, Class A1 0.45% due 04/25/2037(4)	919,001	513,817
First Franklin Mtg. Loan Trust FRS Series 2006-FF16, Class 2A3 0.29% due 12/25/2036	914,154	534,893
First Franklin Mtg. Loan Trust FRS Series 2006-FF5, Class 2A3 0.31% due 04/25/2036	800,869	630,119
First Franklin Mtg. Loan Trust FRS Series 2005-FF10, Class A5 0.51% due 11/25/2035	400,000	240,868
First Franklin Mtg. Loan Trust FRS Series 2004-FF8, Class M3 1.58% due 10/25/2034	408,989	303,416
Flagship CLO, V. FRS Series 2006-1A, Class A 0.46% due 09/20/2019*(2)(3)	689,117	683,603
Fremont Home Loan Trust FRS Series 2006-E, Class 2A3 0.30% due 01/25/2037	452,769	228,573
Golden Knight CDO, Ltd./Golden Knight CDO Corp. FRS Series 2007-2A, Class A 0.47% due 04/15/2019*(2)	3,189,007	3,153,042
GreenPoint Mtg. Funding Trust FRS Series 2006-AR5, Class A3A2 0.35% due 10/25/2046(4)	2,949,265	1,870,159
GreenPoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.37% due 06/25/2045(4)	81,296	71,882
GSAMP Trust FRS Series 2007-NC1, Class A2C 0.30% due 12/25/2046	536,353	297,764
GSAMP Trust FRS Series 2006-HE3, Class A2C 0.31% due 05/25/2046	685,672	579,047
GSAMP Trust FRS Series 2005-AHL2, Class A2C 0.39% due 12/25/2035	497,948	448,656
GSAMP Trust FRS Series 2006-NC2, Class A2D 0.39% due 06/25/2036	599,901	342,807
GSAMP Trust FRS Series 2006-HE4, Class A2C 0.45% due 06/25/2036	770,151	674,541
GSAMP Trust FRS Series 2004-WF, Class M2 1.80% due 10/25/2034	166,023	141,987
GSC Capital Mtg. Trust FRS Series 2006-2, Class A1 0.33% due 05/25/2036(4)	503,242	357,506

GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.65% due 09/25/2035(4)	27,289	25,296
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.65% due 09/25/2035(4)	240,430	243,109
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.34% due 01/19/2038(4)	417,041	349,056
HarborView Mtg. Loan Trust FRS Series 2006-4, Class 3A1A 0.37% due 05/19/2047(4)	131,454	55,919
HarborView Mtg. Loan Trust FRS Series 2006-2, Class 1A 2.69% due 02/25/2036(4)	46,883	36,662
HarborView Mtg. Loan Trust FRS Series 2005-14, Class 3A1A 2.72% due 12/19/2035(4)	367,144	327,625
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.38% due 04/25/2037	1,300,000	769,721
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV4 0.49% due 04/25/2037	900,000	544,266
HSI Asset Securitization Corp. Trust FRS Series 2006-HE2, Class 2A4 0.37% due 12/25/2036	1,559,817	717,082
HSI Asset Securitization Corp. Trust FRS Series 2005-I1, Class 2A4 0.54% due 11/25/2035	400,000	256,332
Impac Secured Assets Trust FRS Series 2007-2, Class 1A1A 0.26% due 05/25/2037(4)	712,413	480,844
Impac Secured Assets Trust FRS Series 2006-4, Class A2B 0.32% due 01/25/2037(4)	1,009,967	819,392
IndyMac IMJA Mtg. Loan Trust Series 2007-A3, Class A1 6.25% due 11/25/2037(4)	139,125	122,029
IndyMac IMSC Mtg. Loan Trust FRS Series 2007-HOA1, Class A11 0.33% due 07/25/2047(4)	768,385	555,601
IndyMac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.09% due 08/25/2036(4)	634,866	622,817
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR6, Class 2A1A 0.35% due 06/25/2047(4)	259,137	198,185
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.40% due 09/25/2037(4)	481,077	410,367
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.47% due 03/25/2035(4)	452,251	445,596
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR23, Class 6A1 4.61% due 11/25/2035(4)	615,338	507,113
IXIS Real Estate Capital Trust FRS Series 2005-HE4, Class M1 0.57% due 02/25/2036	700,000	567,528
JPMorgan Alternative Loan Trust FRS Series 2006-S1, Class 3A2 0.42% due 03/25/2036(4)	5,505,392	4,707,638
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A4 0.31% due 05/25/2037	200,000	168,755
JPMorgan Resecuritization Trust VRS Series 2009-7, Class 2A1 6.00% due 02/27/2037*(4)	38,633	39,672
Lavender Trust Series 2010-RR2A, Class A4 6.25% due 10/26/2036*(4)	332,467	240,990
Lehman Mtg. Trust VRS Series 2005-2, Class 4A1 5.75% due 12/25/2035(4)	673,112	601,386
Lehman XS Trust FRS Series 2006-12N, Class A31A 0.35% due 08/25/2046(4)	165,349	124,656
Lehman XS Trust FRS Series 2007-15N, Class 4A1 1.05% due 08/25/2047(4)	1,896,572	1,359,929
Long Beach Mtg. Loan Trust FRS Series 2005-WL3, Class M1 0.58% due 11/25/2035	1,000,000	843,973
Luminent Mtg. Trust FRS Series 2006-7, Class 1A1 0.33% due 12/25/2036(4)	157,088	114,791
Master Asset Backed Securities Trust FRS Series 2006-NC2, Class A3 0.26% due 08/25/2036	451,223	226,818
MASTR Alternative Loan Trust FRS Series 2006-2, Class 2A1 0.55% due 03/25/2036(4)	1,171,514	355,127
MASTR Asset Backed Securities Trust FRS Series 2006-AM3, Class A3 0.32% due 10/25/2036	979,259	817,550
MASTR Asset Backed Securities Trust FRS Series 2006-HE2, Class A4 0.39% due 06/25/2036	246,746	132,860
MASTR Asset Backed Securities Trust FRS Series 2005-FRE1, Class M1 0.65% due 10/25/2035	594,098	391,435
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A8, Class A3A2 0.40% due 08/25/2036(4)	316,274	297,502
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A6, Class 2A3 0.53% due 08/25/2035(4)	100,000	88,322
Merrill Lynch Mtg. Investors Trust FRS Series 2005-FM1, Class M1 0.63% due 05/25/2036	600,000	528,312

Morgan Stanley ABS Capital I Trust FRS Series 2006-HE8, Class A2FP 0.22% due 10/25/2036	150,039	86,520
Morgan Stanley ABS Capital I Trust FRS Series 2007-NC1, Class A2C 0.29% due 11/25/2036	634,488	390,213
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.30% due 06/25/2036	659,433	538,545
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE6, Class A2C 0.30% due 09/25/2036	884,057	480,228
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2B 0.33% due 03/25/2037	1,023,121	551,001
Morgan Stanley ABS Capital I Trust FRS Series 2007-NC2, Class A2B 0.35% due 02/25/2037	191,486	106,247
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE5, Class A2C 0.40% due 03/25/2037	1,302,154	707,779
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE1, Class A4 0.44% due 01/25/2036	4,300,000	3,529,483
Morgan Stanley ABS Capital I Trust FRS Series 2006-WMC1, Class A2C 0.46% due 12/25/2035	663,011	543,060
Morgan Stanley ABS Capital I Trust FRS Series 2005-WMC5, Class M5 1.14% due 06/25/2035	500,000	408,164
Morgan Stanley ABS Capital I Trust FRS Series 2007-HE7, Class A2C 1.40% due 07/25/2037	700,000	436,771
Morgan Stanley Home Equity Loan Trust FRS Series 2006-3, Class A3 0.31% due 04/25/2036	259,878	185,037
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A2 0.32% due 04/25/2037	1,256,403	736,305
Morgan Stanley Home Equity Loan Trust FRS Series 2007-2, Class A3 0.38% due 04/25/2037	386,586	228,332
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 6A1 2.12% due 06/25/2036(4)	321,114	310,633
Morgan Stanley Mtg. Loan Trust Series 2006-17XS, Class A4 5.87% due 10/25/2046	807,719	485,056
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(4)	253,039	263,555
Nomura Asset Acceptance Corp. Alternative Loan Trust FRS Series 2006-AF1, Class 5A 5.54% due 06/25/2036(4)	4,104,394	2,931,370
NovaStar Mtg. Funding Trust FRS Series 2006-2, Class A2C 0.30% due 06/25/2036	365,490	204,444
Option One Mtg. Loan Trust FRS Series 2007-1, Class 2A3 0.29% due 01/25/2037	196,849	111,969
Option One Mtg. Loan Trust FRS Series 2007-5, Class 2A2 0.32% due 05/25/2037	339,139	197,181
Option One Mtg. Loan Trust FRS Series 2007-1, Class 2A4 0.37% due 01/25/2037	492,121	281,742
Ownit Mtg. Loan Trust FRS Series 2005-5, Class M1 0.75% due 10/25/2036	419,010	282,975
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WCW3, Class M2 0.64% due 08/25/2035	200,000	151,944
Park Place Securities, Inc. FRS Pass Through Certs. Series 2004-MHQ1, Class M4 1.95% due 12/25/2034	454,888	365,713
People’s Financial Realty Mtg. Securities Trust FRS Series 2006-1, Class 2A2 0.29% due 09/25/2036	813,760	318,167
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(4)	217,484	201,120
RAAC Series Trust FRS Series 2006-SP3, Class M1 0.49% due 08/25/2036	200,000	169,618
RAAC Series Trust FRS Series 2007-SP3, Class A2 1.65% due 09/25/2047	1,000,000	802,279
RALI Series Trust FRS Series 2005-QA6, Class A31 3.57% due 05/25/2035(4)	1,967,282	1,955,714
RALI Series Trust Series 2007-QS1, Class 2A7 6.00% due 01/25/2037(4)	303,273	230,541
RAMP Series Trust FRS Series 2007-RZ1, Class A2 0.31% due 02/25/2037	399,282	354,318
RAMP Series Trust FRS Series 2006-RZ5, Class A3 0.40% due 08/25/2046	400,000	328,020

RAMP Series Trust FRS Series 2006-RS5, Class A4 0.43% due 09/25/2036	400,000	294,154
RAMP Series Trust FRS Series 2006-RS1, Class AI3 0.47% due 01/25/2036	1,600,000	1,102,042
RAMP Series Trust FRS Series 2005-EFC6, Class M2 0.58% due 11/25/2035	300,000	247,252
RAMP Series Trust FRS Series 2005-EFC4, Class M3 0.63% due 09/25/2035	400,000	336,479
RAMP Series Trust FRS Series 2004-RS8, Class MII1 1.05% due 08/25/2034	569,607	530,326
RASC Series Trust FRS Series 2007-KS3, Class AI4 0.49% due 04/25/2037	2,700,000	1,798,870
RASC Series Trust FRS Series 2006-KS1, Class M1 0.53% due 02/25/2036	600,000	508,856
RASC Series Trust FRS Series 2006-EMX1, Class M1 0.56% due 01/25/2036	200,000	169,384
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.50% due 10/25/2018(4)	65,772	64,218
Residential Asset Securitization Trust Series 2006-A12, Class A3 6.00% due 11/25/2036(4)	200,116	150,641
Residential Asset Securitization Trust Series 2006-A12, Class A1 6.25% due 11/25/2036(4)	164,085	125,810
Saturn CLO, Ltd. FRS Series 2007-1A, Class A1 0.46% due 05/13/2022*(2)	1,770,508	1,736,376
Securitized Asset Backed Receivables LLC FRS Series 2006-FR3, Class A3 0.40% due 05/25/2036	2,374,179	1,336,649
Securitized Asset Backed Receivables LLC FRS Series 2006-NC1, Class A3 0.42% due 03/25/2036	747,131	554,263
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.44% due 12/25/2035	1,906,072	1,624,240
Securitized Asset Backed Receivables LLC FRS Series 2005-FR4, Class M2 1.11% due 01/25/2036	282,793	220,155
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.23% due 07/25/2017	105,384	105,090
SLM Student Loan Trust FRS Series 2008-9, Class A 1.73% due 04/25/2023	1,401,529	1,449,216
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A1 0.26% due 02/25/2037	624,215	289,022
Soundview Home Loan Trust FRS Series 2006-3, Class A3 0.31% due 11/25/2036	875,242	683,464
Soundview Home Loan Trust FRS Series 2007-WMC1, Class 3A2 0.33% due 02/25/2037	922,852	432,324
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.39% due 07/25/2036	2,000,000	1,032,754
Soundview Home Loan Trust FRS Series 2006-OPT2, Class A4 0.43% due 05/25/2036	300,000	222,302
Soundview Home Loan Trust FRS Series 2007-OPT5, Class 2A2 1.10% due 10/25/2037	719,839	479,419
Soundview Home Loan Trust FRS Series 2007-OPT4, Class 2A3 1.25% due 09/25/2037	4,000,000	2,608,632
Specialty Underwriting & Residential Finance Trust FRS Series 2006-AB3, Class A2B 0.30% due 09/25/2037	308,639	172,327
Specialty Underwriting & Residential Finance Trust FRS Series 2007-BC2, Class A2C 0.42% due 04/25/2037	600,000	314,117
Specialty Underwriting & Residential Finance Trust FRS Series 2005-BC2, Class M3 0.80% due 12/25/2035	300,000	275,453
STARM Mtg. Loan Trust FRS Series 2007-1, Class 3A1 6.00% due 02/25/2037(4)	186,004	184,771
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2005-22, Class 1A1 2.38% due 12/25/2035(4)	405,029	381,183
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-20, Class 3A1 2.47% due 01/25/2035(4)	272,918	252,811
Structured Asset Investment Loan Trust FRS Series 2006-BNC3, Class A3 0.30% due 09/25/2036	900,542	683,603
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR4, Class 2A1 0.34% due 06/25/2036(4)	726,923	582,578

Structured Asset Mtg. Investments II Trust FRS Series 2006-AR3, Class 12A2 0.35% due 05/25/2036(4)	2,919,931	2,169,330
Structured Asset Mtg. Investments II Trust FRS Series 2007-AR3, Class 1A3 0.36% due 09/25/2047(4)	3,800,000	2,474,169
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR4, Class A3 1.53% due 12/25/2035(4)	379,409	259,836
Structured Asset Securities Corp. FRS Series 2006-BC2, Class A3 0.30% due 09/25/2036	1,816,674	1,476,892
Structured Asset Securities Corp. FRS Series 2006-BC4, Class A4 0.32% due 12/25/2036	600,000	467,209
Structured Asset Securities Corp. FRS Series 2006-GEL2, Class M1 0.52% due 04/25/2036*(3)	800,000	667,346
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.64% due 02/25/2035	2,000,000	1,847,456
Structured Asset Securities Corp. Mtg. Loan Trust FRS Series 2006-WF3, Class A1 0.29% due 09/25/2036	1,321,539	1,258,622
Structured Asset Securities Corp. Trust FRS Series 2005-1, Class 1A1 0.50% due 02/25/2035(4)	159,908	149,727
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.28% due 03/10/2046*(5)(6)	43,801,431	3,144,023
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A1 0.19% due 05/20/2015	8,100,000	8,100,000
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	5,300,000	5,299,906
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.38% due 04/25/2045(4)	126,762	119,319
WaMu Mtg. Pass Through Certs. FRS Series 2007-OA3, Class 4A2 0.83% due 04/25/2047(4)	893,515	714,767
WaMu Mtg. Pass-Through Certs. FRS Series 2006-AR17, Class 1A 0.95% due 12/25/2046(4)	11,048,065	9,185,107
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.13% due 02/25/2046(4)	354,661	329,197
WaMu Mtg. Pass-Through Certs. FRS Series 2006-AR16, Class 2A3 2.03% due 12/25/2036(4)	18,878,124	16,009,499
WaMu Mtg. Pass-Through Certs. FRS Series 2006-AR16, Class 1A1 2.06% due 12/25/2036(4)	240,029	206,912
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.27% due 11/25/2046(4)	479,137	464,622
WaMu Mtg. Pass-Through Certs. VRS Series 2006-AR10, Class 1A1 2.36% due 09/25/2036(4)	1,363,706	1,209,916
WaMu Mtg. Pass-Through Certs. FRS Series 2006-AR8, Class 2A1 2.41% due 08/25/2036(4)	443,496	385,882
WaMu Mtg. Pass-Through Certs. FRS Series 2007-HY4, Class 2A2 3.72% due 04/25/2037(4)	5,201,394	4,341,333
Washington Mutual Mtg. Trust Pass Through Certs. FRS Series 2005-3, Class 1CB3 0.60% due 05/25/2035(4)	1,282,616	1,042,776
Wells Fargo Alternative Loan Trust FRS Series 2007-PA4, Class 2A1 2.67% due 07/25/2037(4)	347,814	291,152
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.61% due 04/25/2035(4)	5,118,168	5,169,468
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR3, Class A3 2.63% due 03/25/2036(4)	571,245	540,117

Total Asset Backed Securities (cost $257,529,786)		261,881,087

U.S. CORPORATE BONDS & NOTES — 17.2%
Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 0.83% due 01/09/2015*	3,800,000	3,812,696

Banks-Commercial — 0.2%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	3,961,948

Banks-Super Regional — 0.0%
JPMorgan Chase Bank NA FRS Sub. Notes 0.56% due 06/13/2016	600,000	597,155

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,205,000

Cable/Satellite TV — 0.0%
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/2016		500,000	546,250

Casino Hotels — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/2015		100,000	105,750
MGM Resorts International Company Guar. Notes 10.00% due 11/01/2016		100,000	118,750

			224,500

Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		900,000	904,043
Apple, Inc. Senior Notes 3.45% due 05/06/2024		1,600,000	1,602,845

			2,506,888

Consumer Products-Misc. — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020		10,900,000	11,336,000

Diversified Banking Institutions — 9.2%
Bank of America Corp. Senior Notes 2.65% due 04/01/2019		1,000,000	1,004,542
Bank of America Corp. Senior Notes 4.00% due 04/01/2024		38,000,000	38,191,444
Bank of America Corp. Senior Notes 5.65% due 05/01/2018		5,000,000	5,671,540
Bank of America Corp. Senior Notes 5.75% due 12/01/2017		1,600,000	1,810,357
Citigroup, Inc. FRS Senior Notes 0.78% due 03/10/2017		7,000,000	6,996,164
Citigroup, Inc. FRS Senior Notes 1.02% due 04/01/2016		1,000,000	1,005,941
Citigroup, Inc. FRS Senior Notes 1.19% due 07/25/2016		2,500,000	2,526,630
Citigroup, Inc. Senior Notes 6.01% due 01/15/2015		300,000	311,175
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017		2,600,000	2,971,566
Goldman Sachs Group, Inc. FRS Senior Notes 1.34% due 11/15/2018		21,000,000	21,213,150
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024		14,500,000	14,548,879
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		1,500,000	1,665,492
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022		1,600,000	1,825,586
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018		1,200,000	1,363,687
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018		4,700,000	5,385,222
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017		300,000	342,818
JPMorgan Chase & Co. FRS Senior Notes 0.76% due 02/15/2017		18,500,000	18,550,986
JPMorgan Chase & Co. FRS Senior Notes 0.85% due 02/26/2016		11,700,000	11,761,448
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020		1,800,000	1,935,229
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018		700,000	802,427
Merrill Lynch & Co., Inc. FRS Senior Notes 0.59% due 05/30/2014	EUR	200,000	277,502
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018		1,900,000	2,238,400
Morgan Stanley FRS Senior Notes 0.71% due 10/15/2015		100,000	99,996
Morgan Stanley Senior Notes 2.88% due 07/28/2014		500,000	503,041
Morgan Stanley Senior Notes 6.00% due 04/28/2015		3,200,000	3,366,784
Morgan Stanley Notes 6.63% due 04/01/2018		3,200,000	3,733,523
Morgan Stanley Senior Notes 7.30% due 05/13/2019		800,000	969,898

			151,073,427

Finance-Auto Loans — 1.8%
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016		400,000	413,100
Ally Financial, Inc. FRS Company Guar. Notes 3.63% due 06/20/2014		500,000	500,900
Ally Financial, Inc. Company Guar. Notes 4.63% due 06/26/2015		4,600,000	4,773,420

Ally Financial, Inc. Company Guar. Notes 6.75% due 12/01/2014	200,000	206,500
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	4,955,875
Ford Motor Credit Co. LLC FRS Senior Notes 1.06% due 03/12/2019	4,900,000	4,916,307
Ford Motor Credit Co. LLC FRS Senior Notes 1.33% due 08/28/2014	2,000,000	2,006,334
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	1,000,000	1,023,056
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015	5,800,000	6,172,435
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/2015	3,500,000	3,903,596

		28,871,523

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.05% due 11/14/2014	400,000	407,000
SLM Corp. Senior Notes 6.25% due 01/25/2016	700,000	755,125

		1,162,125

Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Senior Notes 5.30% due 10/30/2015	400,000	426,734
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	2,650,000	2,724,192
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	900,000	1,040,988
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	1,300,000	1,546,156
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018†(7)	245,000	45,631

		5,783,701

Food-Misc./Diversified — 0.4%
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	6,300,000	6,372,973

Food-Retail — 0.2%
Kroger Co. FRS Senior Notes 0.76% due 10/17/2016	2,725,000	2,731,671

Insurance-Multi-line — 0.5%
Metropolitan Life Global Funding I Sec. Notes 1.70% due 06/29/2015*(3)	8,000,000	8,103,616

Medical-Hospitals — 0.1%
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	800,000	802,000

Multimedia — 0.5%
NBCUniversal Media LLC Company Guar. Notes 3.65% due 04/30/2015	7,829,000	8,080,874

Oil Companies-Integrated — 0.6%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	9,300,000	9,943,783

Special Purpose Entities — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	324,856

Telephone-Integrated — 2.0%
BellSouth Corp. Company Guar. Notes 4.18% due 04/26/2021*(3)	14,800,000	15,320,057
Verizon Communications, Inc. Senior Notes 1.25% due 11/03/2014	2,000,000	2,008,548
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	6,600,000	7,275,418
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	6,900,000	8,319,958

		32,923,981

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	111,000	146,526

Total U.S. Corporate Bonds & Notes (cost $272,556,530)		281,511,493

FOREIGN CORPORATE BONDS & NOTES — 10.1%
Banks-Commercial — 3.1%
Abbey National Treasury Services PLC FRS Company Guar. Notes 0.74% due 03/13/2017	3,800,000	3,804,317
Bank of Nova Scotia FRS Senior Notes 0.54% due 04/11/2017	13,300,000	13,292,379
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.50% due 01/11/2021	8,400,000	9,185,434

Dexia Credit Local SA FRS Government Guar. Notes 0.62% due 11/07/2016*	14,900,000	14,892,609
DNB NOR Boligkreditt AS Bonds 2.90% due 03/29/2017*(3)	6,000,000	6,249,240
RSHB Capital SA for OJSC Russian Agricultural Bank Senior Notes 9.00% due 06/11/2014*	1,800,000	1,809,000
Sberbank of Russia Via SB Capital SA Senior Notes 5.50% due 07/07/2015	1,000,000	1,019,370

		50,252,349

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/2015*	1,185,000	1,216,711
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*	600,000	693,666

		1,910,377

Diamonds/Precious Stones — 0.0%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	510,000

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,246,925
Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/2015	3,580,000	3,705,121
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	727,566
UBS AG Senior Notes 5.88% due 12/20/2017	1,104,000	1,262,689

		6,942,301

Diversified Minerals — 0.5%
Anglo American Capital PLC FRS Company Guar. Notes 1.18% due 04/15/2016*(3)	8,100,000	8,124,543

Electric-Integrated — 0.0%
Electricite de France FRS Senior Notes 0.69% due 01/20/2017*	400,000	401,211

Finance-Investment Banker/Broker — 0.4%
Credit Agricole Home Loan SFH FRS Bonds 0.98% due 07/21/2014*	7,000,000	7,009,107

Food-Misc./Diversified — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*	2,300,000	2,558,658

Metal-Diversified — 0.9%
MMC Finance, Ltd. Senior Notes 5.55% due 10/28/2020*	14,800,000	14,282,000

Non-Ferrous Metals — 0.3%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	4,800,000	4,548,466

Oil Companies-Exploration & Production — 1.0%
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	1,200,000	1,202,305
Gaz Capital SA Senior Notes 8.15% due 04/11/2018	14,400,000	15,876,000

		17,078,305

Oil Companies-Integrated — 2.4%
Lukoil International Finance BV Company Guar. Notes 6.38% due 11/05/2014*	200,000	202,000
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	7,800,000	8,667,750
Petrobras Global Finance BV FRS Company Guar. Notes 2.59% due 03/17/2017	1,400,000	1,414,000
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	2,000,000	2,100,808
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	7,800,000	8,236,971
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	9,044,030
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,800,000	8,541,000
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039	400,000	527,252

		38,733,811

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Senior Sec. Notes 3.22% due 04/28/2018*(1)(3)(7)†	429,493	27,892
Pindo Deli Finance BV VRS Sec. Notes 3.22% due 04/28/2027*(1)(3)	1,743,170	52,248
Tjiwi Kimia Finance BV VRS Sec. Notes zero coupon due 04/28/2027*(1)(3)	724,965	21,729
Tjiwi Kimia Finance BV FRS Sec. Notes 2.51% due 04/28/2018*(1)(3)	288,952	8,661

		110,530

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	4,400,000	4,631,000

Telephone-Integrated — 0.5%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/2014	8,700,000	8,767,364

Total Foreign Corporate Bonds & Notes (cost $163,315,256)		165,860,022

U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Mtg. Corp. — 0.1%
4.50% due 03/01/2041	122,090	131,206
4.50% due 05/01/2041	263,210	282,935
Federal Home Loan Mtg. Corp. FRS
Series T-62, Class 1A1
1.33% due 10/25/2044(4)	115,928	117,357
Series T-61, Class 1A1
1.53% due 07/25/2044(4)	625,540	635,057

		1,166,555

Federal National Mtg. Assoc. — 0.2%
4.00% due 02/01/2041	703,527	737,326
4.50% due 02/01/2025	273,750	293,366
4.50% due 04/01/2041	285,773	306,943
4.50% due May TBA	500,000	530,742
5.00% due 06/01/2023	118,567	129,803
5.00% due 04/01/2024	29,629	32,453
5.00% due 02/01/2027	19,660	21,511
5.00% due 07/01/2027	197,886	216,514
5.00% due 03/01/2028	71,327	78,086
5.00% due 04/01/2028	245,490	268,766
5.00% due 05/01/2028	70,735	77,790
5.00% due 06/01/2028	130,965	144,047
5.00% due 07/01/2028	87,911	96,750
5.00% due 04/01/2029	191,735	210,598
5.00% due 05/01/2029	75,507	83,019
5.00% due 03/01/2034	40,131	44,581
5.00% due 07/01/2035	127,773	141,368
5.00% due 08/01/2035	63,172	69,163
5.00% due 09/01/2035	31,968	35,376
5.00% due 06/01/2040	31,586	35,006
5.00% due 02/01/2041	39,826	43,864
Federal National Mtg. Assoc. FRS 2.26% due 06/01/2035	75,766	80,664

		3,677,736

Government National Mtg. Assoc. — 0.3%
4.50% due 01/15/2040	531,948	578,444
4.50% due 02/15/2040	638,452	694,295
4.50% due 03/15/2040	382,529	415,917
4.50% due 04/15/2040	856,218	931,130
4.50% due 05/15/2040	588,299	638,253
4.50% due 06/15/2040	363,084	394,580
4.50% due 08/15/2040	125,282	136,156
4.50% due 09/15/2040	13,615	14,761
4.50% due 10/15/2040	265,983	288,561
4.50% due 12/15/2040	400,063	434,898
4.50% due 02/15/2041	468,353	509,027
Government National Mtg. Assoc. FRS Series 2007-30, Class FH 0.45% due 05/20/2037(4)	284,471	284,243

		5,320,265

Total U.S. Government Agencies (cost $9,725,031)		10,164,556

U.S. GOVERNMENT TREASURIES — 18.1%
United States Treasury Notes — 18.1%
1.38% due 07/31/2018(10)	100,000	99,758
1.88% due 06/30/2020(10)	1,961,000	1,943,074
2.63% due 04/30/2018(10)	87,800,000	92,244,875
United States Treasury Notes FRS 0.10% due 04/30/2016	52,500,000	52,498,425
United States Treasury Notes TIPS
0.13% due 04/15/2018(8)(10)	38,082,750	39,115,135
0.13% due 04/15/2019(8)	4,508,325	4,602,012
0.13% due 01/15/2022(8)	29,974,791	29,637,575
0.13% due 07/15/2022(8)	14,495,786	14,331,578
0.13% due 01/15/2023(8)	4,983,447	4,872,486
0.38% due 07/15/2023(8)	41,660,962	41,664,212
1.13% due 01/15/2021(8)	14,165,448	15,143,742

Total U.S. Government Treasuries (cost $297,485,342)		296,152,872

U.S. MUNICIPAL BONDS & NOTES — 1.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds Series A-2 6.00% due 06/01/2042	1,000,000	817,310
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	800,000	968,384
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	1,200,000	1,450,260
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021	800,000	779,320
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021	1,000,000	974,150

City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022		1,100,000	1,056,374
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023		600,000	579,426
County of Sacramento CA Revenue Bonds 7.80% due 10/01/2023		2,750,000	3,452,652
District of Columbia Revenue Bonds Series E 5.59% due 12/01/2034		4,000,000	4,747,360
Energy Northwest Revenue Bonds 3.10% due 07/01/2023		700,000	698,509
Kentucky State Property & Building Commission Revenue Bonds Series C 4.30% due 11/01/2019		400,000	432,184
Kentucky State Property & Building Commission Revenue Bonds Series C 4.40% due 11/01/2020		500,000	541,655
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2026		900,000	1,032,588
New Jersey State Turnpike Authority Revenue Bonds Series B 5.00% due 01/01/2027		1,000,000	1,130,260
New York City Industrial Development Agency Revenue Bonds 2.30% due 03/01/2020		1,600,000	1,497,216
New York State Thruway Authority Revenue Bonds 4.91% due 11/01/2024		500,000	554,695
New York State Thruway Authority Revenue Bonds Series A 5.00% due 03/15/2026		4,100,000	4,719,674

Total U.S. Municipal Bonds & Notes (cost $24,297,124)			25,432,017

FOREIGN GOVERNMENT OBLIGATIONS — 10.8%
Banks-Special Purpose — 0.0%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*		800,000	792,000

Sovereign — 10.8%
Federal Republic of Germany Inflation Indexed Treasury Bonds 0.75% due 04/15/2018(8)	EUR	26,135,976	38,261,266
Federative Republic of Brazil Notes 12.36% due 01/01/2017	BRL	121,700,000	39,975,455
Kingdom of Spain Bonds 3.30% due 07/30/2016	EUR	22,000,000	32,176,327
Republic of Italy Bonds 2.75% due 12/01/2015	EUR	23,000,000	32,886,599
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	23,000,000	33,336,198
Russian Federation Senior Bonds 7.50% due 03/31/2030*		269	299

			176,636,144

Total Foreign Government Obligations (cost $176,198,700)			177,428,144

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks-Super Regional — 0.1%
Wells Fargo & Co. Series L 7.50% (cost $1,295,800)		1,100	1,310,122

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.1%
Barclays Bank PLC FRS 7.70% due 04/15/2018*(3)(9)		2,010,000	2,206,737

Banks-Money Center — 0.4%
Lloyds TSB Bank PLC FRS 12.00% due 12/16/2024*(3)(9)		4,100,000	5,791,250

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(9)		1,200,000	1,320,000

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(9)		5,000,000	5,431,250

Total Preferred Securities/Capital Securities (cost $11,539,636)			14,749,237

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)(1) (cost $0)		250	0

OPTIONS — PURCHASED — 0.0%
Call Options – Purchased(12) (cost $265,360)		99,200,000	1,587

Total Long-Term Investment Securities (cost $1,214,208,565)			1,234,491,137

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Commercial Paper — 6.2%
Entergy Corp. 0.95% due 08/05/2014		$8,100,000	8,079,480
Ford Motor Credit Co. 0.60% due 06/08/2014		1,100,000	1,099,120
Ford Motor Credit Co. 0.61% due 06/02/2014		100,000	99,946
Ford Motor Credit Co. 0.84% due 06/02/2014		300,000	299,776
Ford Motor Credit Co. 0.90% due 07/01/2014		300,000	299,542
Glencore Funding LLC 0.58% due 08/19/2014		900,000	898,405
Glencore Funding LLC 0.61% due 09/10/2014		3,600,000	3,591,948
Glencore Funding LLC 0.65% due 10/16/2014		20,100,000	20,039,030
Mohawk Industries, Inc. 0.72% due 07/07/2014		8,100,000	8,089,146
Noble Corp. 0.44% due 07/02/2014		16,700,000	16,687,345
Thermo Fisher Scientific, Inc. 0.52% due 07/09/2014		7,100,000	7,092,924
Thermo Fisher Scientific, Inc. 0.56% due 07/01/2014		10,200,000	10,190,321
Vodafone Group PLC 0.55% due 04/01/2015		16,800,000	16,714,017
Whirlpool Corp. 0.36% due 06/30/2014		8,100,000	8,095,140

			101,276,140

Foreign Government Obligations — 3.2%
United Mexican States 3.32% due 06/05/2014	MXN	34,900,000	2,658,992
United Mexican States 3.33% due 05/29/14	MXN	148,000,000	11,283,080
United Mexican States 3.39% due 05/15/2014	MXN	495,000,000	37,785,003

			51,727,075

Medium Term Notes — 0.5%
Kansas City Southern de Mexico SA de CV 0.65% due 05/12/2014		8,100,000	8,098,391

U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.05% due 10/09/2014(10)		260,000	259,954
0.08% due 08/14/2014(10)		11,000	10,999

			270,953

Total Short-Term Investment Securities (cost $160,589,433)			161,372,559

REPURCHASE AGREEMENTS — 15.5%
Agreement with Bank of America Securities LLC, bearing interest at 0.05%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $3,800,005 and collateralized by $3,890,000 of United States Treasury Notes, bearing interest at 2.50%, due 08/15/2023 and having an approximate value of $3,881,920		3,800,000	3,800,000
Agreement with Bank of America Securities LLC, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $6,100,010 and collateralized by $6,253,000 of United States Treasury Notes, bearing interest at 1.50%, due 12/31/2018 and having an approximate value of $6,260,155		6,100,000	6,100,000
Agreement with Bank of America Securities LLC, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $50,000,083 and collateralized by $51,179,000 of United States Treasury Notes, bearing interest at 1.63%, due 04/30/2019 and having an approximate value of $51,059,049		50,000,000	50,000,000
Agreement with Barclays Capital PLC, bearing interest at 0.04%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $12,000,013 and collateralized by $12,411,000 of United States Treasury Notes, bearing interest at 0.75%, due 12/31/2017 and having an approximate value of $12,247,934		12,000,000	12,000,000
Agreement with Citigroup NA, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $8,300,014 and collateralized by $8,450,000 of United States Treasury Notes, bearing interest at 0.88%, due 02/28/2017 and having an approximate value of $8,480,740		8,300,000	8,300,000
Agreement with Credit Suisse First Boston, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $38,400,064 and collateralized by $39,082,000 of United States Treasury Notes, bearing interest at 0.38%, due 11/15/2014 and having an approximate value of $39,220,958		38,400,000	38,400,000
Agreement with J.P. Morgan Securities LLC, bearing interest at 0.07%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $8,200,016 and collateralized by $8,370,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.67%, due 12/17/2018 and having an approximate value of $8,384,126		8,200,000	8,200,000
Agreement with Morgan Stanley & Co. LLC, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $11,100,019 and collateralized by $11,066,700 of United States Treasury Notes, bearing interest at 2.50%, due 04/30/2015 and having an approximate value of $11,332,992		11,100,000	11,100,000
Agreement with Royal Bank of Scotland, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $100,000,167 and collateralized by $105,881,000 of United States Treasury Notes, bearing interest at 1.00%, due 06/30/2019 and having an approximate value of $102,344,169		100,000,000	100,000,000
Agreement with Toronto Dominion Bank, bearing interest at 0.06%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $16,200,027 and collateralized by $16,525,000 of United States Treasury Notes, bearing interest at 0.25%, due 09/30/2015 and having an approximate value of $16,545,169		16,200,000	16,200,000

Total Repurchase Agreements (cost $254,100,000)			254,100,000

TOTAL INVESTMENTS (cost $1,628,897,998) (11)		100.8%	1,649,963,696
Liabilities in excess of other assets		(0.8)	(12,414,828)

NET ASSETS		100.0%	$1,637,548,868

FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Federal National Mtg. Assoc. 5.00% due May TBA		(1,000,000)	(1,096,563)

Government National Mtg. Assoc. 4.50% due May TBA		(1,000,000)	(1,084,063)

Total Forward Sales Contracts (proceeds $(2,171,094))			$(2,180,626)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro Dollar

MXN — Mexican Peso

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $133,086,128 representing 8.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Collateralized Loan Obligation
(3)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $82,629,004 representing 5.0% of net assets.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest only.
(7)	Security in default of interest.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	The security or a portion thereof was pledged as collateral to cover certain over the counter derivative contracts of the close of the reporting period.
(11)	See Note 4 for cost of investments on a tax basis.
(12)	Options Purchased

Options – Purchased
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Paid	April 30, 2014	(Depreciation)
Call option to enter an interest rate swap with Bank of America for the obligation to pay a fixed rate of 2.40% versus the three month USD-LIBOR-BBA maturing on 05/21/2024	May 2014	$2.40		$99,200,000	$265,360	$1,587	$(263,773)

Written Options on Interest Rate Swap Contracts
							Unrealized
	Expiration	Strike	Notional		Premiums	Value at	Appreciation
Issue	Month	Price	Amount		Received	April 30, 2014	(Depreciation)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.40% versus the six month GBP-LIBOR-BBA maturing on 05/06/2019	May 2014	$2.40	GBP	42,700,000	$297,346	$7	$297,339
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 1.70% versus the three month GBP-LIBOR-BBA maturing on 05/06/2019	May 2014	1.70	GBP	42,700,000	76,106	7	76,099
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 3.90% versus the three month USD-LIBOR-BBA maturing on 05/21/2024	May 2014	3.90		99,200,000	337,280	10	337,270
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 4.25% versus the three month USD-LIBOR-BBA maturing on 07/30/2024	July 2014	4.25		85,700,000	852,715	127,771	724,944
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50		28,600,000	543,400	679,793	(136,393)
Put option to enter an interest rate swap with Citibank NA for the obligation to receive a fixed rate of 1.20% versus the three month USD-LIBOR-BBA maturing on 09/03/2016	September 2014	1.20		64,900,000	57,599	31,282	26,317

					$2,164,446	$838,870	$1,325,576

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

Written Call Options on Exchange Traded Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
Eurex Euro-Bund	May 2014	Eur 145.00	762	$332,107	$433,436	$(101,329)

Over the Counter Written Call Options on Sovereign Issues
Issue	Counterparty	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
Federal National Mtg. Assoc. 3.50% due May TBA	Bank of America N.A	May 2014	$101.39	$6,000,000	$21,094	$23,338	$(2,244)
Federal National Mtg. Assoc. 3.50% due May TBA	Deutsche Bank AG NY	May 2014	101.39	30,000,000	93,750	116,691	(22,941)

					$114,844	$140,029	$(25,185)

Over the Counter Written Put Options on Sovereign Issues
Issue	Counterparty	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at April 30, 2014	Unrealized Appreciation (Depreciation)
Federal National Mtg. Assoc. 3.50% due May TBA	Bank of America N.A	May 2014	$98.39	$6,000,000	$28,828	$2	$28,826
Federal National Mtg. Assoc. 3.50% due May TBA	Deutsche Bank AG NY	May 2014	98.39	30,000,000	164,063	9	164,054

					$192,891	$11	$192,880

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
168	Long	2 Year U.S. Treasury Notes	June 2014	$36,912,997	$36,939,000	$26,003
1,382	Long	10 Year U.S. Treasury Notes	June 2014	171,891,762	171,951,031	59,269
1,222	Long	5 Year U.S. Treasury Notes	June 2014	145,591,530	145,971,719	380,189
1,067	Long	90 Day Euribor	March 2015	265,551,185	265,763,025	211,840
2,454	Long	90 Day Euribor	June 2015	609,460,793	610,156,425	695,632
251	Long	90 Day Euribor	September 2015	62,251,163	62,266,825	15,662
211	Long	90 Day Euribor	March 2016	52,075,161	52,045,788	(29,373)
112	Long	90 Day Euribor	June 2016	27,557,200	27,542,200	(15,000)
112	Long	90 Day Euribor	September 2016	27,482,510	27,462,400	(20,110)
112	Long	90 Day Euribor	December 2016	27,410,484	27,386,800	(23,684)
112	Long	90 Day Euribor	March 2017	27,347,416	27,323,800	(23,616)

						$1,276,812

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	8,795,000	USD	8,096,281	05/02/2014	$—	$(74,276)
	EUR	113,278,000	USD	156,720,113	06/03/2014	—	(367,719)
	USD	7,046,386	AUD	7,636,000	05/02/2014	47,459	—
	USD	156,732,460	EUR	113,278,000	05/02/2014	423,696	—

						471,155	(441,995)

Barclays Bank PLC	USD	3,022,731	NOK	18,610,000	05/13/2014	104,972	—

Citibank N.A.	JPY	1,094,700,000	USD	10,791,590	05/13/2014	73,761	—
	MXN	14,869,202	USD	1,115,343	05/14/2014	—	(20,139)
	MXN	491,161,166	USD	36,838,008	05/15/2014	—	(666,339)
	MXN	34,609,549	USD	2,588,636	06/05/2014	—	(49,608)
	USD	1,267,494	EUR	919,000	05/02/2014	7,480	—

						81,241	(736,086)

Goldman Sachs International	BRL	2,064,839	USD	932,700	05/05/2014	6,659	—
	EUR	72,026,000	USD	98,729,423	05/02/2014	—	(1,195,798)
	GBP	8,527,000	USD	14,287,116	06/12/2014	—	(104,408)
	MXN	22,933,458	USD	1,755,000	05/14/2014	3,692	—
	MXN	84,798,848	USD	6,317,900	05/29/2014	—	(149,878)
	USD	923,452	BRL	2,064,839	05/05/2014	2,588	—
	USD	4,881,830	MYR	16,249,172	07/23/2014	65,845	—
	USD	1,741,010	MXN	22,933,458	08/25/2014	—	(4,125)

						78,784	(1,454,209)

HSBC Bank USA NA	AUD	1,159,000	USD	1,071,574	06/03/2014	—	(1,691)
	USD	2,900,000	MXN	37,802,660	05/14/2014	—	(13,210)

						—	(14,901)

JPMorgan Chase Bank N.A.	BRL	42,271,349	USD	17,773,393	05/05/2014	—	(1,184,494)
	BRL	10,270,672	USD	4,576,031	06/03/2014	25,829	—
	EUR	44,000	USD	60,649	05/02/2014	—	(394)
	MXN	61,979,224	USD	4,618,078	05/29/2014	—	(109,202)
	USD	18,925,532	BRL	42,271,349	05/05/2014	32,356	—

						58,185	(1,294,090)

Royal Bank of Scotland PLC	EUR	42,088,000	USD	57,981,649	05/02/2014	—	(409,109)

UBS AG	BRL	72,284,961	USD	31,224,418	05/05/2014	—	(1,193,997)
	BRL	72,284,961	USD	32,235,534	06/03/2014	211,225	—
	EUR	39,000	USD	53,843	05/02/2014	—	(264)
	USD	32,502,231	BRL	72,284,961	05/05/2014	—	(83,816)

						211,225	(1,278,077)

Net Unrealized Appreciation/(Depreciation)						$1,005,562	$(5,628,467)

BRL — Brazilian Real

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

USD — United States Dollar

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	PaymentsReceived by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
UBS AG	MXN	87,100	06/02/2021	7.500%	28-Day MXN — TIIE	$202,788	$353,862

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America NA	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	$39,314	$(154,651)
	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	(11,130)	(203,341)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(66)	(26,242)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(16,661)	(257,810)
HSBC BANK USA NA	BRL	7,500	01/02/2015	8.825%	1-Year BRL-CDI	4,265	(16,240)
	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	6,883	(117,563)
Morgan Stanley Capital Services LLC	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(766)	(154,476)
	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(15,538)	(177,870)
UBS AG	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	267	(131,021)

							$(1,239,214)

						$209,356	$(885,352)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation (Depreciation)
USD	37,200	07/31/2023	2.650%	3 Month LIBOR	$—	$(20,069)
USD	42,300	06/19/2024	4.500%	3 Month LIBOR	498,782	516,989

						$496,920

BRL-CDI — Brazil Interbank Deposit Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

TIIE — Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2014(2)	Notional Amount(1)	Value at April 30, 2014	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
HSBC Bank PLC 4.000% due 01/15/2021	1.000%	06/20/2019	Bank of America NA	0.5931%	$3,200,000	$90,917	$54,521	$36,396
Goldman Sachs Corp. 5.950% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	0.6164%	900,000	12,384	(25,810)	38,194
United Mexican States 5.950% due 03/19/2019	1.000%	06/20/2019	Citibank NA	0.8220%	2,200,000	19,419	15,143	4,276
China 4.250% due 10/28/2014	1.000%	06/20/2019	Barclays Bank PLC	0.8935%	2,400,000	12,595	12,869	(274)
Berkshire Hathaway, Inc. 1.900% due 01/31/2017	1.000%	12/20/2023	Barclays Bank PLC	0.9505%	9,300,000	38,781	(258,556)	297,337
Russian Federation 7.500% due 03/31/2030	1.000%	06/20/2019	Goldman Sachs International	2.5730%	$2,200,000	(162,668)	(144,755)	(17,913)

						$11,428	$(346,588)	$358,016

Centrally Cleared Credit Default Swaps on Credit Indicies —Sell Protection@ (3)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2014(2)	Notional Amount(1)	Value at April 30, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	06/20/2019	Barclays Bank PLC	0.6420%	$13,500,000	$237,195	$196,187	$41,008
CDX North American Investment Grade Index	1.000%	06/20/2019	Morgan Stanley & Co. LLC	0.6420%	64,300,000	1,129,751	909,831	219,920

						$1,366,946	$1,106,018	$260,928

@	Illiquid security. At April 30, 2014, the aggregate value of these securities was 230,512 representing 0.0% of net assets.

(1)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$242,971,567	$18,909,520	$261,881,087
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	151,073,427	—	151,073,427
Other Industries*	—	130,438,066	—	130,438,066
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	110,530	110,530
Other Industries*	—	165,749,492	—	165,749,492
U.S. Government Agencies	—	10,164,556	—	10,164,556
U.S. Government Treasuries:
United States Treasury Notes	—	296,152,872	—	296,152,872
U.S. Municipal Bonds & Notes	—	25,432,017	—	25,432,017
Foreign Government Obligations:
Banks-Special Purpose	—	792,000	—	792,000
Sovereign	—	176,636,144	—	176,636,144
Convertible Preferred Securities	1,310,122	—	—	1,310,122
Preferred Securities/Capital Securities	—	14,749,237	—	14,749,237
Warrants	—	—	0	0
Options - Purchased	—	1,587	—	1,587
Short-Term Investment Securities:
Commercial Paper	—	101,276,140	—	101,276,140
Foreign Government Obligations	—	51,727,075	—	51,727,075
Mediun Term Notes	—	8,098,391	—	8,098,391
U.S. Government Treasuries	—	270,953	—	270,953
Repurchase Agreements	—	254,100,000	—	254,100,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Appreciation	—	1,461,969	—	1,461,969
Over the Counter Written Put Options on Sovereign Issues - Appreciation	—	192,880	—	192,880
Open Futures Contracts-Appreciation	1,388,595	—	—	1,388,595
Open Forward Foreign Currency Contracts-Appreciation	—	1,005,562	—	1,005,562
Over the Counter Interest Rate Swap Contracts-Appreciation	—	353,862	—	353,862
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	516,989	—	516,989
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues - Sell Protection-Appreciation	—	376,203	—	376,203
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection-Appreciation	—	260,928	—	260,928

Total	$2,698,717	$1,633,801,917	$19,020,050	$1,655,520,684

LIABILITIES:
Forward Sales Contracts	—	2,180,626	—	2,180,626
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Depreciation	—	136,393	—	136,393
Written Call Options on Exchange Traded Futures - Depreciation	—	101,329	—	101,329
Over the Counter Written Call Options on Sovereign Issues - Depreciation	—	25,185	—	25,185
Open Futures Contracts-Depreciation	111,783	—	—	111,783
Open Forward Foreign Currency Contracts-Depreciation	—	5,628,467	—	5,628,467
Over the Counter Interest Rate Swap Contracts-Depreciation	—	1,239,214	—	1,239,214
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	20,069	—	20,069
Over the Counter Credit Default Swaps on Corporate & Sovereign Issues - Sell Protection-Appreciation	—	18,187	—	18,187

Total	$111,783	$9,349,470	$—	$9,461,253

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Foreign Corporate Bonds & Notes	Warrants
Balance as of 01/31/2014	$15,800,000	$141,034	$0
Accrued discounts	—	7,670	—
Accrued premiums	—	(2)	—
Realized gain	—	7,166	—
Realized loss	—	—	—
Change in unrealized appreciation	9,520	36,499	—
Change in unrealized depreciation(1)	(33,291)	(37,299)	—
Net purchases	18,900,000	—	—
Net sales	—	(44,538)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(15,766,709)	—	—

Balance as of 04/30/2014	$18,909,520	$110,530	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at April 30, 2014 includes:

Asset Backed Securities	Foreign Corporate Bonds & Notes	Warrants
$9,520	$(28,038)	$—

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at April 30, 2014	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Asset Backed Securities	$18,909,520	Market Approach	Benchmark Base Price	$100
Foreign Corporate Bond & Notes	$110,530	Market Approach	Benchmark Base Price	$3.00-$6.50 ($3.875)
Warrants	$0	Income Approach	Future Cash Flows*	$0

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.2%
Aerospace/Defense — 1.6%
Boeing Co.	9,600	$1,238,592
Northrop Grumman Corp.	11,100	1,348,761
Raytheon Co.	9,500	907,060

		3,494,413

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	9,545	1,129,460

Agricultural Chemicals — 0.2%
Monsanto Co.	3,592	397,634

Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	31,600	1,381,868
Bunge, Ltd.	6,200	493,830

		1,875,698

Airlines — 1.2%
Alaska Air Group, Inc.	3,200	301,056
Delta Air Lines, Inc.	39,520	1,455,521
Southwest Airlines Co.	12,500	302,125
United Continental Holdings, Inc.†	12,395	506,584

		2,565,286

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	3,400	279,106
VF Corp.	4,715	288,039

		567,145

Appliances — 0.1%
Whirlpool Corp.	1,700	260,746

Applications Software — 1.7%
Citrix Systems, Inc.†	3,325	197,206
Microsoft Corp.	86,346	3,488,378

		3,685,584

Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,049	114,981

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	40,438	1,394,302

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	8,928	571,213

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	7,400	494,616
TRW Automotive Holdings Corp.†	3,849	309,267

		803,883

Banks-Fiduciary — 0.1%
State Street Corp.	4,776	308,339

Banks-Super Regional — 2.5%
Capital One Financial Corp.	3,882	286,880
Fifth Third Bancorp	21,900	451,359
KeyCorp	17,200	234,608
PNC Financial Services Group, Inc.	900	75,636
SunTrust Banks, Inc.	2,604	99,629
Wells Fargo & Co.	83,085	4,124,339

		5,272,451

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,200	245,718

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	10,272	418,995
Dr Pepper Snapple Group, Inc.	2,474	137,109

		556,104

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	2,909	232,255

Brewery — 0.2%
Molson Coors Brewing Co., Class B	6,499	389,745

Broadcast Services/Program — 0.0%
Starz, Class A†	3,200	103,264

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	200	24,866

Building Products-Wood — 0.1%
Masco Corp.	12,697	255,083

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	2,741	105,775
PulteGroup, Inc.	10,500	193,095
Toll Brothers, Inc.†	2,489	85,224

		384,094

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	22,836	1,181,991
DISH Network Corp., Class A†	3,379	192,130
Time Warner Cable, Inc.	4,758	673,067

		2,047,188

Casino Hotels — 0.1%
MGM Resorts International†	6,700	169,041

Chemicals-Diversified — 0.9%
Axiall Corp.	3,716	173,166
Dow Chemical Co.	2,085	104,041
LyondellBasell Industries NV, Class A	5,900	545,750
PPG Industries, Inc.	5,577	1,079,819

		1,902,776

Chemicals-Specialty — 0.1%
Methanex Corp.	2,203	136,586

Commercial Services-Finance — 0.3%
Alliance Data Systems Corp.†	434	104,985
H&R Block, Inc.	8,900	252,938
MasterCard, Inc., Class A	3,800	279,490

		637,413

Computer Services — 0.5%
Accenture PLC, Class A	8,398	673,688
Cognizant Technology Solutions Corp., Class A†	3,881	185,919
Computer Sciences Corp.	4,700	278,146

		1,137,753

Computers — 1.8%
Apple, Inc.	3,957	2,334,986
Hewlett-Packard Co.	44,200	1,461,252

		3,796,238

Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	26,400	245,784

Computers-Memory Devices — 0.5%
SanDisk Corp.	4,400	373,868
Western Digital Corp.	8,900	784,357

		1,158,225

Computers-Periphery Equipment — 0.2%
Lexmark International, Inc., Class A	10,400	447,200

Consumer Products-Misc. — 0.2%
Jarden Corp.†	4,850	277,178
Spectrum Brands Holdings, Inc.	1,200	92,196

		369,374

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	14,900	511,219

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	1,890	127,197
Procter & Gamble Co.	11,414	942,226

		1,069,423

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	3,115	165,500

Diversified Banking Institutions — 1.6%
Bank of America Corp.	80,313	1,215,939
Citigroup, Inc.	28,111	1,346,798
Goldman Sachs Group, Inc.	1,979	316,284
Morgan Stanley	20,864	645,323

		3,524,344

Diversified Manufacturing Operations — 0.7%
Danaher Corp.	3,800	278,844
Eaton Corp. PLC	8,803	639,450
Parker Hannifin Corp.	1,700	215,696
SPX Corp.	3,158	321,611

		1,455,601

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	1,397	424,870
eBay, Inc.†	4,598	238,314

		663,184

E-Commerce/Services — 0.8%
Priceline Group, Inc.†	1,520	1,759,780

Electric Products-Misc. — 0.2%
Emerson Electric Co.	5,587	380,922

Electric-Generation — 0.2%
AES Corp.	31,600	456,620

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	1,778	95,674
Dominion Resources, Inc.	3,719	269,777
Entergy Corp.	7,900	572,750
FirstEnergy Corp.	3,800	128,250
NextEra Energy, Inc.	3,512	350,673

		1,417,124

Electronic Components-Semiconductors — 0.7%
Avago Technologies, Ltd.	17,773	1,128,585
Freescale Semiconductor, Ltd.†	7,707	169,323
NVIDIA Corp.	6,800	125,596

		1,423,504

Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,070	312,768

Engineering/R&D Services — 0.5%
AECOM Technology Corp.†	8,500	275,570
Fluor Corp.	9,755	738,454
Jacobs Engineering Group, Inc.†	2,109	121,689

		1,135,713

Enterprise Software/Service — 0.9%
CA, Inc.	6,200	186,868
Oracle Corp.	40,605	1,659,932

		1,846,800

Entertainment Software — 0.2%
Activision Blizzard, Inc.	24,500	490,245

Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	2,900	109,910

Finance-Credit Card — 1.3%
American Express Co.	1,553	135,779
Discover Financial Services	18,100	1,011,790
Visa, Inc., Class A	8,306	1,682,878

		2,830,447

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	4,828	128,184
TD Ameritrade Holding Corp.	2,066	65,905

		194,089

Finance-Other Services — 0.2%
CME Group, Inc.	1,832	128,954
IntercontinentalExchange Group, Inc.	1,970	402,747

		531,701

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	7,300	306,381

Food-Misc./Diversified — 0.3%
General Mills, Inc.	3,971	210,542
Mondelez International, Inc., Class A	9,127	325,378

		535,920

Food-Retail — 0.3%
Kroger Co.	12,700	584,708

Gas-Distribution — 0.5%
AGL Resources, Inc.	10,600	572,400
CenterPoint Energy, Inc.	2,860	70,814
NiSource, Inc.	1,808	65,666
UGI Corp.	9,700	452,893

		1,161,773

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,900	145,635

Independent Power Producers — 0.1%
Calpine Corp.†	6,900	158,217

Instruments-Controls — 0.8%
Honeywell International, Inc.	18,865	1,752,559

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	10,604	522,883

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	13,800	238,050
Lincoln National Corp.	5,600	271,656
Prudential Financial, Inc.	3,251	262,291

		771,997

Insurance-Multi-line — 1.1%
ACE, Ltd.	13,354	1,366,381
Allstate Corp.	14,100	802,995
Hartford Financial Services Group, Inc.	1,600	57,392
MetLife, Inc.	2,380	124,593
XL Group PLC	600	18,810

		2,370,171

Insurance-Property/Casualty — 0.3%
Travelers Cos., Inc.	6,158	557,792

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	4,100	187,698
Axis Capital Holdings, Ltd.	2,801	128,146
Everest Re Group, Ltd.	2,700	426,681

		742,525

Internet Security — 0.2%
VeriSign, Inc.†	9,000	424,620

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	8,615	961,692
Invesco, Ltd.	11,374	400,479

		1,362,171

Machinery-General Industrial — 0.1%
IDEX Corp.	3,300	246,081

Machinery-Pumps — 0.1%
Flowserve Corp.	2,684	196,066

Medical Information Systems — 0.0%
athenahealth, Inc.†	656	81,108
Cerner Corp.†	83	4,258

		85,366

Medical Instruments — 0.6%
Boston Scientific Corp.†	9,325	117,588
Medtronic, Inc.	21,400	1,258,748

		1,376,336

Medical Products — 0.3%
CareFusion Corp.†	6,200	242,172
Stryker Corp.	5,095	396,136

		638,308

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	1,324	209,457
Amgen, Inc.	9,600	1,072,800
Biogen Idec, Inc.†	2,575	739,334
Celgene Corp.†	3,827	562,607
United Therapeutics Corp.†	2,400	240,024
Vertex Pharmaceuticals, Inc.†	9,432	638,546

		3,462,768

Medical-Drugs — 3.3%
Abbott Laboratories	3,264	126,447
Allergan, Inc.	738	122,390
Bristol-Myers Squibb Co.	15,633	783,057
Endo International PLC†	1,900	119,596
Johnson & Johnson	26,971	2,731,893
Merck & Co., Inc.	13,536	792,668
Pfizer, Inc.	61,830	1,934,042
Salix Pharmaceuticals, Ltd.†	4,500	495,000

		7,105,093

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	750	108,645

Medical-HMO — 1.4%
Humana, Inc.	4,111	451,182
UnitedHealth Group, Inc.	17,064	1,280,483
WellPoint, Inc.	13,500	1,359,180

		3,090,845

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	8,927	1,510,359

Metal-Aluminum — 0.2%
Alcoa, Inc.	33,626	452,942

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	14,288	491,079

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	4,900	426,300

Multimedia — 2.0%
Time Warner, Inc.	33,447	2,222,888
Twenty-First Century Fox, Inc., Class A	7,422	237,652
Viacom, Inc., Class B	15,900	1,351,182
Walt Disney Co.	4,802	380,991

		4,192,713

Networking Products — 0.4%
Cisco Systems, Inc.	34,757	803,234

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	10,600	284,080

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	864	43,589
Patterson-UTI Energy, Inc.	17,100	556,263

		599,852

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	2,190	216,854
ConocoPhillips	25,154	1,869,194
EOG Resources, Inc.	3,088	302,624
EQT Corp.	1,300	141,687
Occidental Petroleum Corp.	9,138	874,963
Southwestern Energy Co.†	1,403	67,176

		3,472,498

Oil Companies-Integrated — 1.7%
Chevron Corp.	5,881	738,183
Exxon Mobil Corp.	14,844	1,520,174
Marathon Oil Corp.	5,494	198,608
Phillips 66	13,346	1,110,654

		3,567,619

Oil Field Machinery & Equipment — 0.7%
National Oilwell Varco, Inc.	18,500	1,452,805

Oil Refining & Marketing — 0.5%
Cheniere Energy, Inc.†	550	31,047
Marathon Petroleum Corp.	6,123	569,133
Tesoro Corp.	3,900	219,531
Valero Energy Corp.	5,293	302,601

		1,122,312

Oil-Field Services — 1.4%
Baker Hughes, Inc.	7,500	524,250
Halliburton Co.	6,000	378,420
Schlumberger, Ltd.	21,435	2,176,724

		3,079,394

Poultry — 0.1%
Pilgrim’s Pride Corp.†	13,600	297,296

Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	17,200	302,720

Publishing-Newspapers — 0.1%
Graham Holdings Co., Class B	460	308,766

Real Estate Investment Trusts — 0.6%
American Tower Corp.	5,200	434,304
Extra Space Storage, Inc.	5,200	272,116
Geo Group, Inc.	5,500	184,415
Hospitality Properties Trust	2,700	81,135
RLJ Lodging Trust	9,300	248,031

		1,220,001

Retail-Apparel/Shoe — 0.0%
Lululemon Athletica, Inc.†	1,184	54,381

Retail-Building Products — 0.8%
Home Depot, Inc.	10,818	860,139
Lowe’s Cos., Inc.	16,584	761,372

		1,621,511

Retail-Computer Equipment — 0.2%
GameStop Corp., Class A	12,900	511,872

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,000	103,720

Retail-Discount — 0.1%
Costco Wholesale Corp.	1,672	193,417

Retail-Drug Store — 0.6%
CVS Caremark Corp.	8,913	648,153
Walgreen Co.	7,800	529,620

		1,177,773

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	4,297	249,999

Retail-Regional Department Stores — 0.2%
Macy’s, Inc.	8,300	476,669

Retail-Restaurants — 0.4%
Burger King Worldwide, Inc.	11,452	299,241
Starbucks Corp.	4,428	312,705
Yum! Brands, Inc.	3,974	305,958

		917,904

Savings & Loans/Thrifts — 0.0%
Washington Federal, Inc.	3,700	79,846

Schools — 0.1%
Apollo Education Group, Inc.†	3,800	109,668

Semiconductor Components-Integrated Circuits — 0.7%
Marvell Technology Group, Ltd.	17,800	282,308
QUALCOMM, Inc.	15,201	1,196,471

		1,478,779

Semiconductor Equipment — 1.1%
ASML Holding NV (NY Registered Shares)	1,482	120,620
KLA-Tencor Corp.	18,985	1,214,850
Lam Research Corp.†	16,509	951,083
Teradyne, Inc.	5,498	97,150

		2,383,703

Steel-Producers — 0.2%
United States Steel Corp.	19,698	512,542

Telecom Services — 0.1%
Amdocs, Ltd.	5,500	255,915

Telephone-Integrated — 1.2%
AT&T, Inc.	17,600	628,320
CenturyLink, Inc.	4,734	165,264
Verizon Communications, Inc.	38,771	1,811,769

		2,605,353

Television — 0.1%
CBS Corp., Class B	1,980	114,365

Tobacco — 0.7%
Altria Group, Inc.	6,400	256,704
Lorillard, Inc.	8,800	522,896
Philip Morris International, Inc.	7,449	636,368

		1,415,968

Transport-Rail — 0.4%
CSX Corp.	19,466	549,330
Union Pacific Corp.	1,199	228,326

		777,656

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	5,800	347,884

Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,640	877,203
Google, Inc., Class C†	2,015	1,061,220
Yahoo!, Inc.†	27,542	990,135

		2,928,558

Wireless Equipment — 0.1%
Ubiquiti Networks, Inc.†	6,700	259,491

Total Common Stocks (cost $104,491,579)		126,826,540

ASSET BACKED SECURITIES — 10.7%
Diversified Financial Services — 10.7%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.09% due 09/25/2046(1)	$71,977	48,966
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	169,497
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(2)	270,000	291,370

Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.76% due 05/10/2045(2)	190,000	208,187
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	151,886
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.76% due 05/10/2045(2)	190,000	201,799
Banc of America Mtg. Securities, Inc. FRS Series 2005-RP3, Class 1A2 2.77% due 07/25/2033(1)	125,725	126,942
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	16,064	16,493
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	60,179
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	169,533
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(2)	145,000	157,323
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.90% due 06/11/2040(2)	285,000	317,891
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW17, Class AM 5.92% due 06/11/2050(2)	340,000	381,674
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	340,000	370,412
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.44% due 03/11/2039(2)	315,000	335,631
Bear Stearns Commercial Mtg. Securities Trust Series 2007-T28, Class AJ 6.15% due 09/11/2042(2)	260,000	285,652
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.32% due 11/15/2044(2)	100,000	109,051
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	205,000	223,069
Citigroup Mtg. Loan Trust FRS Series2007-WFH2, Class A2 0.30% due 03/25/2037	5,190	5,187
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.48% due 01/25/2036	250,000	243,052
Citigroup Mtg. Loan Trust FRS Series 2003-HE3, Class A 0.53% due 12/25/2033	109,807	104,551
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(1)	220,866	174,538
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.53% due 01/15/2046(2)	145,000	155,161
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.32% due 11/15/2044(2)	265,000	300,836
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	200,827	166,491
Commercial Mtg. Pass Through Certs. FRS Series 2013-FL3, Class B 2.30% due 10/13/2028*(2)	160,000	163,516
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 10/15/2045(2)	185,000	179,040
Commercial Mtg. Pass Through Certs. Series 2014-CR17, Class A5 4.02% due 05/10/2047(3)	140,000	144,195
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(2)	55,000	57,389
Commercial Mtg. Pass Through Certs. Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	238,699
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.18% due 07/17/2028*(2)	10,129	10,130
Commercial Mtg. Trust VRS Series 2005-GG3, Class B 4.89% due 08/10/2042(2)	220,000	224,745
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.35% due 07/20/2046(1)	387,347	242,657
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	414,211	366,895
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.64% due 10/25/2035	194,753	191,746
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	73,826	74,065

Credit Suisse Commercial Mtg. Trust Series 2006-C1, Class AJ 5.64% due 02/15/2039(2)	110,000	116,963
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.56% due 09/25/2034(1)	49,900	50,517
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.61% due 02/15/2039(2)	130,000	138,230
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	157,486
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.53% due 09/25/2035	53,529	53,130
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.01% due 06/25/2034	346,401	305,005
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74% due 09/15/2016	845,000	846,142
Greenwich Capital Commerical Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	105,000	106,504
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	419,171
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	780,000	850,627
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,061,800
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.31% due 04/25/2036	353,538	253,925
GSAMP Trust FRS Series 2006-NC1, Class A2 0.33% due 02/25/2036	129,522	122,060
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.67% due 01/25/2045*	65,000	59,641
John Deere Owner Trust Series 2014-A, Class A2 0.45% due 09/15/2016	280,000	280,066
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	36,032	36,367
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.40% due 03/15/2046(2)	200,000	205,439
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	360,047
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	95,523	98,153
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	355,000	380,616
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	38,185	36,706
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.01% due 07/25/2034	197,700	189,931
Mercedes-Benz Auto Lease Trust Series 2014-A, Class A2A 0.48% due 06/15/2016	305,000	305,072
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	26,230
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	124,965
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.28% due 11/12/2037(2)	939,602	985,191
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(2)	180,000	193,559
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 6.03% due 06/12/2050(2)	363,782	391,544
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs. Series 2006-4, Class AM 5.20% due 12/12/2049(2)	175,000	190,298
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	135,302
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	53,253
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	171,925

Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	280,000	295,364
Morgan Stanley Capital I VRS Series 2005-HQ7, Class AJ 5.20% due 11/14/2042(2)	330,000	346,057
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	143,546	155,940
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	257,901	279,106
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	355,000	388,416
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.60% due 03/12/2044(2)	168,649	178,308
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(2)	105,000	112,530
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.81% due 08/12/2041(2)	370,000	407,089
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 5.81% due 08/12/2041(2)	245,000	267,112
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.30% due 12/12/2049(2)	475,000	534,973
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	599,601	663,890
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.01% due 11/25/2034	116,682	111,556
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.65% due 03/25/2035	128,443	127,109
PFP III, Ltd. FRS Series 2014-1, Class A 1.33% due 06/14/2031*(2)(3)	165,000	165,000
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.52% due 08/25/2035	267,286	239,160
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.58% due 04/25/2035	131,534	129,475
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.54% due 07/17/2017	555,000	554,950
Wachovia Bank Commercial Mtg. Trust Series 2014-C20, Class A5 4.04% due 05/15/2047(3)	105,000	108,146
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	80,000	81,966
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	233,043
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	112,674	115,161
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.41% due 10/15/2044(2)	200,000	207,781
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.41% due 10/15/2044(2)	75,741	79,499
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	226,013	239,285
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	114,376
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.91% due 05/15/2043(2)	195,000	212,248
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.91% due 05/15/2043(2)	165,091	176,313
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.18% due 06/15/2045(2)	190,000	207,713
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	128,770	96,673
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	35,334	35,685
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	15,582	16,152
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	159,652	153,816
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.62% due 06/25/2035(1)	310,469	316,907
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	106,291

WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class A4 4.08% due 03/15/2046(2)	120,000	125,494

Total Asset Backed Securities (cost $23,575,486)		22,956,897

U.S. CORPORATE BONDS & NOTES — 8.9%
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	73,476

Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	19,750

Banks-Commercial — 0.3%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	259,757
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	233,653
Wachovia Bank NA FRS Sub. Notes 0.60% due 11/03/2014	195,000	195,241

		688,651

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	418,493
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	130,000	139,990

		558,483

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	206,373

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	185,000	197,950

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	159,319
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	46,598
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	74,285
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	225,000	220,078
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	105,000	118,650

		618,930

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	174,075

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	73,125

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	85,000	86,062

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	152,250

Computers — 0.1%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	100,000	90,875
Apple, Inc. Senior Notes 4.45% due 05/06/2044	120,000	119,775

		210,650

Consumer Products-Misc. — 0.1%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	50,000	51,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	145,600

		197,225

Data Processing/Management — 0.1%
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	145,000	158,050
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	144,137

		302,187

Dialysis Centers — 0.0%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	106,500

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	138,437

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	141,438
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,837
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	320,417
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	62,100
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	60,989
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	180,000	186,216
Citigroup, Inc. FRS Sub. Notes 0.51% due 06/09/2016	165,000	163,369
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,293
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	120,000	124,358
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	25,000	25,072
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	34,000	34,540
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	65,000	77,887
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	212,421
Goldman Sachs Group, Inc. Notes 2.63% due 01/31/2019	70,000	70,136
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	189,342
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	118,029
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	70,000	83,631
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	57,512
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	85,071
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	132,548
Morgan Stanley Senior Notes 6.38% due 07/24/2042	155,000	190,546

		2,472,752

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,708
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	140,000	167,616

		322,324

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	68,441
General Electric Co. Senior Notes 4.50% due 03/11/2044	100,000	102,987
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	45,242

		216,670

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	47,595

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	150,000	178,875

Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	110,476
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	70,000	76,655
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	83,294
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	197,937
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	192,215

Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	68,590
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	120,000	113,423
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	49,135
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	27,913
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	88,453
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	109,186
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	35,161
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	105,142

		1,257,580

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	100,000	95,444

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	204,227
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	417,209

		621,436

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	171,200

Food-Misc./Diversified — 0.1%
Hawk Acquisition Sub, Inc. Sec. Notes 4.25% due 10/15/2020*	135,000	133,042
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	85,985
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	65,000	69,066

		288,093

Food-Retail — 0.1%
Kroger Co. Senior Notes 5.15% due 08/01/2043	115,000	120,849

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	125,528

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	60,000	65,775

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	59,629
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	234,889

		294,518

Insurance-Multi-line — 0.1%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	149,613
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	43,002
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,966

		303,581

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	90,565
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,043

		109,608

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 3.80% due 08/15/2042	95,000	86,866

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	136,719

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	125,000	131,476

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	79,064
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	190,750

		269,814

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	223,205

Medical-HMO — 0.1%
Cigna Corp. Senior Notes 5.38% due 02/15/2042	55,000	61,300
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	41,658
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	49,722
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	101,350

		254,030

Medical-Hospitals — 0.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	175,000	192,281
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	165,373
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	226,125
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	60,000	69,108

		652,887

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	81,366
McKesson Corp. Senior Notes 4.88% due 03/15/2044	30,000	31,305

		112,671

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	100,000	110,057
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	169,234
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/2021	95,000	104,806
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	95,000	99,370

		483,467

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	120,000	124,265

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	115,550
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	105,000	115,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	65,000	69,794
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	214,000
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	141,337
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	112,612

		768,793

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 5.88% due 05/01/2042	115,000	136,305

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	160,000	197,951

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	153,455

Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	150,000	149,519
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	20,000	21,684
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	60,000	65,726
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	85,000	98,645

EnLink Midstream Partners LP Senior Notes 5.60% due 04/01/2044	60,000	65,307
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	30,000	30,659
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	110,000	125,080
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	180,000	175,410
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	72,833
ONEOK Partners LP Company Guar. Notes 6.20% due 09/15/2043	50,000	58,916
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	98,349
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	90,000	93,414
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	47,406

		1,102,948

Real Estate Investment Trusts — 0.2%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	96,750
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	209,360
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	42,744

		348,854

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	43,000	45,795
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	106,000
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	196,875

		348,670

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	134,250

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.88% due 02/15/2044	50,000	54,313

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	90,295
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	110,000	109,435

		199,730

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	70,000	83,102
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	72,817	90,152

		173,254

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	131,250

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	120,000	113,692
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	15,000	13,989

		127,681

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	49,781

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	210,000	189,498
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	83,906
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	55,585
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	100,000	103,495
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	64,723

Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	125,000	136,229
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	155,000	186,898
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	95,000	117,182
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	205,675

		1,143,191

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	171,318
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	104,922
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	36,614
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	42,630
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	115,000	122,384

		477,868

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	68,946
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	114,994
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	58,468

		242,408

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	40,000	42,540

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	137,812

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	86,487

Total U.S. Corporate Bonds & Notes (cost $18,377,279)		19,028,893

FOREIGN CORPORATE BONDS & NOTES — 3.2%

Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	205,519
BPCE SA Company Guar. Notes 4.00% due 04/15/2024	250,000	249,945
BPCE SA Sub. Notes 5.70% due 10/22/2023*	200,000	211,778
Credit Agricole SA Senior Notes 3.88% due 04/15/2024*	250,000	248,106
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	287,529
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	198,462
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	201,344
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	236,058
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,237

		2,041,978

Cellular Telecom — 0.1%
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	111,139

Diversified Banking Institutions — 0.1%
BNP Paribas SA Senior Notes 2.70% due 08/20/2018	190,000	194,568
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	42,053

		236,621

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	159,600

Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	32,428
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	143,650
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	60,000	59,462

Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	124,101

		359,641

Electric-Generation — 0.1%
Comision Federal de Electricidad Senior Notes 4.88% due 01/15/2024*	200,000	205,250

Electric-Integrated — 0.1%
Electricite de France Senior Notes 4.88% due 01/22/2044*	55,000	56,702
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	115,759

		172,461

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	375,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	37,761

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	115,000	112,913
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	119,042

		231,955

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	33,863

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	125,625

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	33,585

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	300,000	300,363
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	149,709
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	35,000	37,648
Petrobras Global Finance BV Company Guar. Notes 3.25% due 03/17/2017	280,000	284,033
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	85,000	89,762
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024*	55,000	56,911
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	105,000	114,975
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	177,600
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	104,293
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	98,452
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	78,000	98,641

		1,512,387

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	248,400

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	160,125

Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	241,171
France Telecom SA Senior Notes 4.13% due 09/14/2021	170,000	178,890
Orange SA Senior Notes 5.50% due 02/06/2044	120,000	128,245
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	85,000	105,846

		654,152

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	100,000	100,750

Total Foreign Corporate Bonds & Notes (cost $6,676,867)		6,800,293

U.S. GOVERNMENT AGENCIES — 9.7%

Federal Home Loan Mtg. Corp. — 1.8%
2.50% due 12/01/2027	47,179	47,510

3.50% due 05/01/2042	115,209	117,038
3.50% due 08/01/2042	158,022	160,477
4.00% due May 30 TBA	910,000	952,123
4.50% due May 30 TBA	730,000	783,952
5.00% due 03/01/2019	17,033	18,063
5.00% due May 30 TBA	390,000	426,684
5.16% due 07/01/2037	17,585	18,597
5.37% due 06/01/2037	76,077	79,236
5.38% due 06/01/2037	5,684	6,001
5.50% due 07/01/2034	64,589	71,744
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(1)(5)	87,377	10,429
Series 4097, Class CI
3.00% due 08/15/2027(1)(5)	274,942	33,647
Series 4097, Class HI
3.00% due 08/15/2027(1)(5)	530,859	74,448
Series 4146, Class AI
3.00% due 12/15/2027(1)(5)	142,628	17,739
Series 4207, Class JI
3.00% due 05/15/2028(1)(5)	671,480	89,899
Series 4323, Class IW
3.50% due 04/15/2028(1)(3)(5)	260,000	38,269
3.50% due 01/15/2040(1)	376,662	383,504
4.00% due 07/15/2037(1)	300,000	317,633
Series 3896, Class PA
4.00% due 03/15/2040(1)	95,847	101,692
Series 3777, Class NA
4.50% due 01/15/2039(1)	59,039	63,498

		3,812,183

Federal National Mtg. Assoc. — 6.1%
2.50% due May 15 TBA	1,000,000	1,006,250
3.00% due 05/01/2027	64,602	66,746
3.00% due 06/01/2027	73,053	75,468
3.00% due May 15 TBA	870,000	897,799
3.00% due May 30 TBA	3,760,000	3,663,650
3.50% due 03/01/2042	44,979	45,700
3.50% due 08/01/2042	131,826	133,955
3.50% due 09/01/2042	84,114	85,461
3.50% due 10/01/2042	47,297	48,049
3.50% due 12/01/2042	178,880	181,727
3.50% due May 15 TBA	570,000	600,281
3.50% due May 30 TBA	100,000	101,492
4.00% due 12/01/2041	424,242	445,853
4.00% due 03/01/2042	368,026	385,942
4.00% due 12/01/2042	264,585	277,300
4.00% due 04/01/2043	64,869	68,123
4.00% due May 15 TBA	70,000	74,263
4.00% due May 30 TBA	610,000	639,094
4.50% due 09/01/2041	376,948	405,001
4.50% due May 15 TBA	420,000	445,823
4.50% due May 30 TBA	810,000	869,611
5.00% due 03/01/2018	25,346	26,906
5.00% due 04/01/2018	7,036	7,474
5.00% due 07/01/2018	21,767	23,104
5.00% due 08/01/2018	14,944	15,862
5.00% due 06/01/2019	23,166	24,740
5.00% due 09/01/2041	347,101	383,400
5.00% due May 15 TBA	70,000	74,342
5.00% due May 30 TBA	480,000	526,350
5.50% due 10/01/2017	44,542	47,359
5.50% due 11/01/2017	14,091	14,979
5.50% due 04/01/2037	242,150	269,669
5.50% due May 30 TBA	590,000	652,319
6.00% due 08/01/2017	25,519	26,629
6.00% due 05/01/2038	93,452	104,644
6.50% due 10/01/2039	67,369	76,185
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(1)(5)	484,699	59,999
Series 2012-144, Class EI
3.00% due 01/25/2028(1)(5)	119,214	14,218
Series 2012-145, Class EI
3.00% due 01/25/2028(1)(5)	247,666	29,808
Series 2012-150, Class BI
3.00% due 01/25/2028(1)(5)	285,949	35,679
Series 2013-10, Class YI
3.00% due 02/25/2028(1)(5)	234,064	28,233
Series 2013-9, Class IO
3.00% due 02/25/2028(1)(5)	102,805	12,440
Series 2013-15, Class QI
3.00% due 03/25/2028(1)(5)	96,632	11,967
Series 2014-13, Class KI
3.50% due 03/25/2029(1)(5)	351,501	57,687
Series 2010-116, Class BI
5.00% due 08/25/2020(1)(5)	190,443	16,111
Series 2011-3, Class KA
5.00% due 04/25/2040(1)	68,199	73,848

		13,131,540

Government National Mtg. Assoc. — 1.7%
4.00% due 10/20/2040	72,372	76,708
4.00% due 11/20/2040	164,337	174,186
4.00% due May 30 TBA	870,000	920,569
4.50% due 05/15/2039	90,510	98,521
4.50% due 07/15/2040	68,056	73,937
4.50% due 07/20/2040	50,112	54,555
4.50% due 10/20/2040	277,397	301,976
5.00% due 10/20/2039	222,222	245,807
5.00% May 30 TBA	390,000	427,900
5.50% due 01/15/2034	191,441	212,419
7.50% due 01/15/2032	57,345	70,039
Government National Mtg. Assoc.
Series 2011-52, Class LV
4.00% due 07/20/2034(1)	190,000	199,642
Series 2010-73, Class CA
4.50% due 08/20/2035(1)	107,062	114,588
Series 2009-103, Class PD
4.50% due 08/20/2035(1)	80,000	85,537
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA
3.00% due 12/16/2039(1)	142,569	146,942
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	360,000	373,654

		3,576,980

Tennessee Valley Authority — 0.1%
Tennessee Valley Authority 4.65% due 06/15/2035	248,000	266,857

Total U.S. Government Agencies (cost $20,727,600)		20,787,560

U.S. GOVERNMENT TREASURIES — 5.2%

United States Treasury Bonds — 1.9%
2.13% due 01/31/2021	69,000	68,720
2.38% due 12/31/2020	1,010,000	1,023,335
3.13% due 02/15/2043	845,000	794,168
3.63% due 08/15/2043	280,000	288,925
3.63% due 02/15/2044	300,000	309,281
3.75% due 11/15/2043	35,000	36,931
4.50% due 05/15/2038	357,000	425,946
5.38% due 02/15/2031	1,004,000	1,297,513

		4,244,819

United States Treasury Notes — 3.3%
0.63% due 12/15/2016	858,000	856,123
0.75% due 03/15/2017	580,000	578,913
0.75% due 12/31/2017	118,000	116,092
0.88% due 09/15/2016	258,000	259,713
1.25% due 10/31/2018	195,000	192,608
1.38% due 07/31/2018	740,000	738,208
1.50% due 08/31/2018	17,000	17,020
1.50% due 12/31/2018	1,175,000	1,170,134
1.50% due 01/31/2019	275,000	273,517
1.50% due 02/28/2019	285,000	283,174
1.63% due 03/31/2019	605,000	603,913
2.00% due 09/30/2020	665,000	660,792
2.75% due 11/15/2023	556,500	562,587
2.75% due 02/15/2024	675,000	680,906

		6,993,700

Total U.S. Government Treasuries (cost $11,197,297)		11,238,519

MUNICIPAL BONDS & NOTES — 0.3%

Municipal Bonds — 0.3%
New Jersey State Turnpike Authority Revenue Bonds Series A 7.10% due 01/01/2041	110,000	151,182
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	156,433
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	115,579
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	162,902
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	89,806

Total Municipal Bonds & Notes (cost $643,913)		675,902

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%

Sovereign — 0.6%
Dominican Republic Senior Notes 7.45% due 04/30/2044*	265,000	266,949
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	206,360
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	218,000
Republic of Croatia Senior Notes 6.75% due 11/05/2019*	140,000	153,475
Republic of Hungary Senior Notes 4.00% due 03/25/2019	300,000	303,000
Republic of Hungary Senior Notes 5.38% due 03/25/2024	210,000	217,613

Total Foreign Government Obligations (cost $1,327,699)		1,365,397

Total Long-Term Investment Securities (cost $187,017,720)		209,680,001

SHORT-TERM INVESTMENT SECURITIES — 0.1%

U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.03% due 10/02/2014	80,000	79,986
0.08% due 05/01/2014	80,000	80,000

Total Short-Term Investment Securities (cost $159,989)		159,986

REPURCHASE AGREEMENT — 8.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $17,129,000 and collateralized by $18,980,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $17,475,645 (cost $17,129,000)	17,129,000	17,129,000

TOTAL INVESTMENTS (cost $204,306,709)(6)	105.9%	226,968,987
Liabilities in excess of other assets	(5.9)	(12,742,371)

NET ASSETS	100.0%	$214,226,616

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $7,115,170 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Interest Only
(6)	See Note 4 for cost of investments on a tax basis.

REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2013	Unrealized Appreciation (Depreciation)
16	Long	S&P 500 E-Mini Index	June 2014	$1,484,404	$1,502,320	$17,915
5	Long	U.S. Treasury 2YR Notes	June 2014	1,099,229	1,099,375	146
1	Short	U.S. Treasury 5YR Notes	June 2014	118,709	119,453	(744)
6	Short	U.S. Treasury 10YR Notes	June 2014	743,581	746,531	(2,950)
7	Long	U.S. Long Bonds	June 2014	930,327	944,563	14,236
1	Short	U.S. Ultra Bonds	June 2014	147,248	147,281	(33)

						$28,570

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$126,826,540	$—	$—	$126,826,540
Asset Backed Securities:
Diversified Financial Services	—	22,539,556	417,341	22,956,897
U.S. Corporate Bonds & Notes	—	19,028,893		19,028,893
Foreign Corporate Bonds & Notes	—	6,800,293	—	6,800,293
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	3,773,914	38,269	3,812,183
Federal National Mtg. Assoc.	—	13,131,540	—	13,131,540
Other Government Agencies*		3,843,837		3,843,837
U.S. Government Treasuries	—	11,238,519	—	11,238,519
Municipal Bonds & Notes	—	675,902	—	675,902
Foreign Government Obligations	—	1,365,397	—	1,365,397
Short-Term Investment Securities:
U.S. Government Treasuries	—	159,986	—	159,986
Repurchase Agreement	—	17,129,000	—	17,129,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	32,297	—	—	32,297

Total	$126,858,837	$99,686,837	$455,610	$227,001,284

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$3,727	$—	$—	$3,727

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.8%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	31,053	$2,101,667

Aerospace/Defense — 1.5%
General Dynamics Corp.	7,573	828,865
Lockheed Martin Corp.	44,040	7,228,726
Northrop Grumman Corp.	15,861	1,927,270

		9,984,861

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	45,423	5,374,904

Airlines — 0.1%
Copa Holdings SA, Class A	4,281	579,134

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	9,710	797,094

Applications Software — 0.3%
Microsoft Corp.	45,860	1,852,744

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	115,670	3,988,302

Auto/Truck Parts & Equipment-Original — 1.1%
Delphi Automotive PLC	37,570	2,511,179
Johnson Controls, Inc.	59,560	2,688,538
Magna International, Inc.	21,520	2,108,314

		7,308,031

Banks-Commercial — 0.5%
BB&T Corp.	29,050	1,084,436
BOC Hong Kong Holdings, Ltd.	131,000	386,937
Mizuho Financial Group, Inc.	473,700	926,689
Sumitomo Mitsui Financial Group, Inc.	16,700	658,787

		3,056,849

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	113,977	3,860,401
State Street Corp.	37,700	2,433,912

		6,294,313

Banks-Super Regional — 2.2%
Fifth Third Bancorp	19,270	397,155
PNC Financial Services Group, Inc.	19,153	1,609,618
SunTrust Banks, Inc.	14,747	564,220
US Bancorp	31,640	1,290,279
Wells Fargo & Co.	210,770	10,462,623

		14,323,895

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	19,197	783,046
Coca-Cola Enterprises, Inc.	5,483	249,147
Dr Pepper Snapple Group, Inc.	11,700	648,414

		1,680,607

Beverages-Wine/Spirits — 0.5%
Diageo PLC	98,101	3,010,392

Cable/Satellite TV — 1.5%
Comcast Corp., Special Class A	110,950	5,661,779
Time Warner Cable, Inc.	26,290	3,718,983

		9,380,762

Casino Hotels — 0.2%
Wynn Resorts, Ltd.	4,695	957,264

Cellular Telecom — 0.1%
Vodafone Group PLC	224,363	848,355

Chemicals-Diversified — 0.9%
Celanese Corp., Series A	13,573	833,789
FMC Corp.	8,730	672,210
LyondellBasell Industries NV, Class A	9,220	852,850
PPG Industries, Inc.	18,408	3,564,157

		5,923,006

Coatings/Paint — 0.0%
Valspar Corp.	1,640	119,786

Commercial Services-Finance — 0.2%
McGraw Hill Financial, Inc.	6,720	496,810
Moody’s Corp.	4,737	371,854
Western Union Co.	21,344	338,729

		1,207,393

Computer Services — 1.1%
Accenture PLC, Class A	41,470	3,326,723
International Business Machines Corp.	20,015	3,932,347

		7,259,070

Computers — 0.9%
Apple, Inc.	1,545	911,689
Hewlett-Packard Co.	150,970	4,991,068

		5,902,757

Computers-Memory Devices — 0.2%
EMC Corp.	23,970	618,426
Western Digital Corp.	7,700	678,601

		1,297,027

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	10,760	507,549

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	8,420	561,025

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	42,634	3,519,437

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	9,677	517,042
Fiserv, Inc.†	12,144	738,112

		1,255,154

Diversified Banking Institutions — 3.5%
Bank of America Corp.	102,734	1,555,393
Citigroup, Inc.	20,190	967,303
Goldman Sachs Group, Inc.	24,938	3,985,591
HSBC Holdings PLC	75,814	773,274
JPMorgan Chase & Co.	257,570	14,418,769
Morgan Stanley	33,337	1,031,113

		22,731,443

Diversified Manufacturing Operations — 2.3%
3M Co.	35,067	4,877,469
Danaher Corp.	62,014	4,550,587
Eaton Corp. PLC	28,953	2,103,146
Illinois Tool Works, Inc.	18,890	1,609,995
Pentair, Ltd.	13,534	1,005,441
Siemens AG	8,064	1,062,820

		15,209,458

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	31,040	1,670,262
Duke Energy Corp.	13,520	1,007,105
E.ON SE	64,209	1,227,972
Edison International	7,550	427,028
GDF Suez	56,548	1,425,862
PG&E Corp.	25,770	1,174,597
PPL Corp.	45,703	1,523,738

Public Service Enterprise Group, Inc.	18,827	771,342

		9,227,906

Electronic Components-Misc. — 0.1%
Hoya Corp.	21,100	622,051

Electronic Components-Semiconductors — 0.7%
Intel Corp.	49,217	1,313,602
Microchip Technology, Inc.	65,770	3,126,706

		4,440,308

Electronic Security Devices — 0.3%
Tyco International, Ltd.	47,287	1,934,038

Engineering/R&D Services — 0.1%
Fluor Corp.	7,630	577,591

Engines-Internal Combustion — 0.3%
Cummins, Inc.	14,639	2,208,293

Enterprise Software/Service — 0.6%
CA, Inc.	26,300	792,682
Oracle Corp.	81,797	3,343,861

		4,136,543

Finance-Credit Card — 0.5%
American Express Co.	8,433	737,297
Discover Financial Services	11,600	648,440
Visa, Inc., Class A	7,614	1,542,673

		2,928,410

Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	19,570	722,133

Fisheries — 0.1%
Marine Harvest ASA	30,170	369,493

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	23,120	970,346

Food-Misc./Diversified — 1.9%
Danone	24,551	1,810,673
General Mills, Inc.	77,580	4,113,292
Ingredion, Inc.	7,420	522,739
Kellogg Co.	6,063	405,190
Kraft Foods Group, Inc.	3,864	219,707
Mondelez International, Inc., Class A	20,983	748,044
Nestle SA	53,872	4,159,303

		11,978,948

Food-Retail — 0.4%
Kroger Co.	62,440	2,874,738

Hotel/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	9,560	208,695

Independent Power Producers — 0.1%
NRG Energy, Inc.	19,030	622,662

Industrial Gases — 0.1%
Praxair, Inc.	4,831	630,687

Instruments-Controls — 0.7%
Honeywell International, Inc.	50,800	4,719,320

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	28,530	3,252,420

Insurance Brokers — 0.3%
Aon PLC	25,880	2,196,694

Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	39,050	3,150,554

Insurance-Multi-line — 1.9%
ACE, Ltd.	35,223	3,604,017
Delta Lloyd NV	57,080	1,501,045
MetLife, Inc.	116,280	6,087,258
Zurich Insurance Group AG	4,385	1,256,060

		12,448,380

Insurance-Property/Casualty — 0.9%
Chubb Corp.	10,250	943,820
Travelers Cos., Inc.	53,030	4,803,457

		5,747,277

Insurance-Reinsurance — 0.4%
Everest Re Group, Ltd.	6,218	982,631
Validus Holdings, Ltd.	42,100	1,560,647

		2,543,278

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	35,450	2,119,201

Internet Security — 0.2%
Symantec Corp.	70,560	1,430,957

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	6,860	2,064,860
Franklin Resources, Inc.	50,587	2,648,229

		4,713,089

Medical Instruments — 0.6%
Medtronic, Inc.	24,633	1,448,913
St Jude Medical, Inc.	34,170	2,168,770

		3,617,683

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	7,897	441,679

Medical Products — 0.4%
Covidien PLC	37,433	2,667,101

Medical-Drugs — 5.3%
Abbott Laboratories	79,993	3,098,929
Bayer AG	6,098	846,006
Bristol-Myers Squibb Co.	51,230	2,566,111
Eli Lilly & Co.	33,750	1,994,625
GlaxoSmithKline PLC	40,724	1,122,137
Johnson & Johnson	92,760	9,395,660
Merck & Co., Inc.	53,720	3,145,843
Novartis AG	4,740	410,933
Pfizer, Inc.	320,105	10,012,884
Roche Holding AG	1,358	398,096
Valeant Pharmaceuticals International, Inc.†	7,230	966,723
Zoetis, Inc.	22,967	694,981

		34,652,928

Medical-Generic Drugs — 0.2%
Actavis PLC†	4,770	974,654

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	10,013	652,647
Cardinal Health, Inc.	30,250	2,102,678

		2,755,325

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,370	599,823

Metal-Diversified — 0.1%
Rio Tinto PLC	11,990	652,765

Metal-Iron — 0.2%
Vale SA ADR	80,800	1,068,176

Multimedia — 1.2%
Time Warner, Inc.	33,743	2,242,560
Twenty-First Century Fox, Inc., Class A	23,107	739,886
Viacom, Inc., Class B	12,573	1,068,453
Walt Disney Co.	50,284	3,989,533

		8,040,432

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	24,850	1,253,682
Noble Corp. PLC	19,507	601,011

		1,854,693

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	17,823	1,764,833
Apache Corp.	22,917	1,989,196
Canadian Natural Resources, Ltd.	16,760	683,305
EOG Resources, Inc.	5,319	521,262
EQT Corp.	10,467	1,140,798
Noble Energy, Inc.	28,560	2,050,037
Occidental Petroleum Corp.	29,990	2,871,543

		11,020,974

Oil Companies-Integrated — 2.6%
Chevron Corp.	42,444	5,327,571
Exxon Mobil Corp.	93,866	9,612,817
Royal Dutch Shell PLC, Class A	51,509	2,041,133

		16,981,521

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	14,250	1,324,537
Valero Energy Corp.	41,880	2,394,280

		3,718,817

Oil-Field Services — 0.1%
Schlumberger, Ltd.	6,657	676,018

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	29,243	1,946,999

Pipelines — 0.2%
Williams Cos., Inc.	31,080	1,310,644

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	10,880	247,085
Annaly Capital Management, Inc.	68,560	791,868
Corio NV	13,984	654,482
Digital Realty Trust, Inc.	26,950	1,439,130
EPR Properties	9,600	514,656

		3,647,221

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	5,927	718,886

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,850	301,331

Retail-Discount — 0.5%
Target Corp.	54,510	3,365,992

Retail-Drug Store — 1.0%
CVS Caremark Corp.	83,598	6,079,246
Walgreen Co.	9,783	664,266

		6,743,512

Retail-Office Supplies — 0.2%
Staples, Inc.	84,194	1,052,425

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.	23,596	1,292,825
Macy’s, Inc.	36,280	2,083,560

		3,376,385

Retail-Restaurants — 0.3%
McDonald’s Corp.	20,329	2,060,954

Semiconductor Components-Integrated Circuits — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,420	892,842

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	8,826	711,561

Telephone-Integrated — 2.0%
AT&T, Inc.	41,104	1,467,413
Bezeq The Israeli Telecommunication Corp., Ltd.	164,520	298,090
CenturyLink, Inc.	40,615	1,417,870
Frontier Communications Corp.	386,290	2,298,425
TDC A/S	106,480	999,487
Telecom Italia SpA RSP	596,526	592,140
Telefonica Brasil SA ADR	27,630	585,756
Verizon Communications, Inc.	106,159	4,960,810
Windstream Holdings, Inc.	41,480	376,224

		12,996,215

Theaters — 0.1%
Regal Entertainment Group, Class A	18,800	353,440

Tobacco — 3.0%
Altria Group, Inc.	62,130	2,492,034
Imperial Tobacco Group PLC	6,296	271,813
Japan Tobacco, Inc.	31,100	1,020,899
Lorillard, Inc.	94,880	5,637,770
Philip Morris International, Inc.	119,666	10,223,066

		19,645,582

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	15,623	1,341,859

Toys — 0.2%
Hasbro, Inc.	21,571	1,192,014
Mattel, Inc.	10,150	398,032

		1,590,046

Transport-Rail — 0.2%
Canadian National Railway Co.	14,044	822,557
Union Pacific Corp.	3,420	651,271

		1,473,828

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	29,627	2,918,260

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,643	878,808
Google, Inc., Class C†	1,643	865,302

		1,744,110

Total Common Stocks (cost $271,749,348)		381,720,972

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%†	3,200	211,648

Electric-Integrated — 0.2%
PPL Corp. 8.75%†	17,260	932,040

Total Convertible Preferred Securities (cost $1,123,804)		1,143,688

PREFERRED SECURITIES — 0.5%
Electric-Integrated — 0.2%
Cia Energetica de Minas Gerais	172,971	1,317,988

Metal-Iron — 0.1%
Vale SA	64,600	765,436

Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	60,730	898,804

Total Preferred Securities (cost $2,866,641)		2,982,228

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.3%
Banco Bradesco SA 6.75% due 09/29/2019†*	392,000	442,960
BBVA Bancomer SA 6.75% due 09/30/2022†*	510,000	568,650
BPCE SA FRS 12.50% due 09/30/2019†*(7)	593,000	788,690

		1,800,300

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS 5.90% due 06/15/2024(7)	364,000	372,772

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037†*(7)	400,000	448,000

Diversified Financial Services — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2037†	474,000	508,365

Insurance-Multi-line — 0.0%
Allstate Corp. VRS 5.75% due 08/15/2053†	194,000	207,580

Insurance-Property/Casualty — 0.1%
Chubb Corp. FRS 6.38% due 03/29/2067†	940,000	1,043,400

Total Preferred Securities/Capital Securities (cost $3,971,076)		4,380,417

ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.75% due 12/28/2040*(1)	$510,955	338,117
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(2)	22,274	22,870
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(3)	700,000	778,268
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	546,647
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,231,594
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	241,713	228,668
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,858,506
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.80% due 08/10/2045(3)	2,012,808	2,235,149
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	793,818
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	836,818
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	163,247	174,706
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A4 5.99% due 06/15/2017(3)	550,000	607,537
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.13% due 02/15/2051(3)	321,023	321,980
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	1,323,511	1,462,660

Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.12% due 11/15/2030*(3)(4)	923,375	24,679
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.43% due 08/01/2021*(5)	442,080	437,481
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	527,436	422,544
Spirit Master Funding LLC Pass Through Certs. Series 2005-1, Class A1 5.05% due 07/20/2023*(1)(3)	468,886	480,608
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.93% due 06/15/2049(3)	707,737	780,404

Total Asset Backed Securities (cost $13,413,113)		13,583,054

U.S. CORPORATE BONDS & NOTES — 7.6%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	467,212

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	262,636

Auto-Cars/Light Trucks — 0.2%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	402,028
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	567,812

		969,840

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	332,489

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	800,869
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	666,095
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,490
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	494,116
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	571,496
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	635,632

		3,440,698

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	998,951

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	382,001

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	604,192
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	350,000	371,782

		975,974

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	266,111
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	525,467

		791,578

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	207,196

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	817,374
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,300,126
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	325,636
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	567,672
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	464,958
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	607,594
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	850,946
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	800,000	780,435
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	179,828
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	910,572
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	661,037

Morgan Stanley Notes 6.63% due 04/01/2018	1,270,000	1,481,742

		8,947,920

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.30% due 01/14/2019	470,000	476,053
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	341,421

		817,474

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	576,566

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	180,372

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	418,316
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	81,305	81,228
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	213,469
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	538,471
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	521,133
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	188,587
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	668,369
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	455,234

		3,084,807

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	622,468

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	187,604

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	784,657

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,995

Food-Misc./Diversified — 0.2%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	309,635
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	260,190
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	410,000	435,649

		1,005,474

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	624,981

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	290,000	291,367

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	359,367

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	602,676

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	584,000	687,895

Medical Products — 0.3%
Baxter International, Inc. Senior Notes 3.20% due 06/15/2023	370,000	362,026
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	833,904
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	613,046

		1,808,976

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	192,809

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,149,391

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	366,715

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	613,239

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	874,541
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	1,011,432

		1,885,973

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	268,076
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	206,644
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	180,278

		654,998

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	239,298

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017	800,000	829,952

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	876,202
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	336,417
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	286,447
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	667,801
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	520,000	520,066
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	134,963
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	272,036

		3,093,932

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	682,155
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	169,000	204,589

		886,744

Real Estate Investment Trusts — 0.4%
American Tower Trust I Senior Sec. Notes 3.07% due 03/15/2048*	630,000	607,163
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	153,548
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	604,407
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	175,764
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	520,570
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	752,578

		2,814,030

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	920,025

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	432,429
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	222,000	226,440

		658,869

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	392,379
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	212,814

		605,193

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,714,427

Telephone-Integrated — 0.3%
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	933,282
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,319,839

		2,253,121

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	609,131

Total U.S. Corporate Bonds & Notes (cost $45,597,944)		49,051,021

FOREIGN CORPORATE BONDS & NOTES — 3.6%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	548,427

Banks-Commercial — 0.8%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	556,582
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	551,619
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	516,183
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	491,168
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	590,000	590,000
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	546,852
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	722,514
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	311,419
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	602,700
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,237

		5,092,274

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	352,066

Banks-Special Purpose — 0.1%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	961,800

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	603,187

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,170,259

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	475,917
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	200,000	204,850
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	158,305

		839,072

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(1)	561,000	559,077

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,030,526

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,008,544

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	797,630

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	575,560

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	266,323

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	304,181

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	622,632
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	237,440	252,280

		874,912

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	212,820
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	586,629
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	503,051
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	631,303
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,241,288
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019*(1)	229,000	234,439

Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	599,634
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	776,904
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	598,004

		5,384,072

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	652,411

SupraNational Banks — 0.2%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	355,076
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	620,719

		975,795

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	630,134

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	658,046

Total Foreign Corporate Bonds & Notes (cost $22,143,212)		23,284,296

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	828,899
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	640,500
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	133,620
Societe de Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	468,000
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	819,285

Total Foreign Government Obligations (cost $2,832,173)		2,890,304

U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 3.5%
3.00% due 03/01/2043	1,172,227	1,144,115
3.00% due 04/01/2043	1,201,684	1,176,021
3.00% due 05/01/2043	1,071,801	1,049,238
3.50% due 02/01/2042	586,593	596,184
3.50% due 04/01/2042	344,925	351,098
3.50% due 12/01/2042	962,825	979,179
3.50% due 04/01/2043	253,737	258,052
3.50% due 07/01/2043	359,927	365,516
3.50% due 08/01/2043	600,514	609,841
4.00% due 11/01/2040	927,360	970,948
4.00% due 01/01/2041	1,277,984	1,338,161
4.00% due 11/01/2043	1,050,031	1,099,315
4.00% due May TBA	1,791,000	1,873,904
4.50% due 08/01/2018	95,652	101,345
4.50% due 11/01/2018	178,718	189,319
4.50% due 01/01/2019	49,962	52,947
4.50% due 03/01/2019	13,072	13,853
4.50% due 08/01/2019	8,194	8,686
4.50% due 02/01/2020	14,452	15,319
4.50% due 08/01/2024	398,195	427,114
4.50% due 04/01/2035	36,998	39,902
4.50% due 07/01/2039	352,803	379,188
4.50% due 09/01/2039	188,201	202,290
4.50% due 10/01/2039	113,156	121,611
5.00% due 03/01/2018	51,451	54,557
5.00% due 05/01/2018	40,696	43,156
5.00% due 09/01/2018	52,948	56,154
5.00% due 02/01/2019	73,394	77,841
5.00% due 09/01/2033	254,380	279,409
5.00% due 03/01/2034	114,526	127,022
5.00% due 04/01/2034	43,885	48,188
5.00% due 08/01/2035	70,744	77,492
5.00% due 10/01/2035	135,583	149,584
5.00% due 11/01/2035	531,178	581,977
5.00% due 12/01/2036	87,550	95,941
5.00% due 07/01/2039	690,845	755,852
5.50% due 01/01/2019	95,970	101,881
5.50% due 04/01/2019	7,457	7,917
5.50% due 06/01/2019	6,036	6,409
5.50% due 07/01/2019	20,891	22,181
5.50% due 10/01/2024	66,317	73,672
5.50% due 06/01/2025	98,182	108,982
5.50% due 07/01/2025	54,347	60,414
5.50% due 08/01/2025	79,113	87,981
5.50% due 09/01/2025	53,658	59,675
5.50% due 12/01/2033	138,643	155,998
5.50% due 01/01/2034	230,104	255,597
5.50% due 04/01/2034	51,098	57,056
5.50% due 11/01/2034	29,219	32,424
5.50% due 05/01/2035	25,358	28,173
5.50% due 09/01/2035	57,029	63,227
5.50% due 10/01/2035	47,624	52,843
6.00% due 04/01/2016	2,351	2,421
6.00% due 04/01/2017	14,210	14,881
6.00% due 07/01/2017	10,309	10,697
6.00% due 10/01/2017	12,048	12,533
6.00% due 08/01/2019	75,541	80,564
6.00% due 09/01/2019	5,423	5,747
6.00% due 11/01/2019	37,929	40,163
6.00% due 05/01/2021	22,732	24,417
6.00% due 10/01/2021	73,444	78,966
6.00% due 02/01/2023	100,234	111,584
6.00% due 12/01/2025	36,726	40,886
6.00% due 02/01/2026	31,036	34,601
6.00% due 04/01/2034	66,735	74,744
6.00% due 07/01/2034	111,910	126,293
6.00% due 08/01/2034	274,605	309,731
6.00% due 09/01/2034	15,047	16,772
6.00% due 07/01/2035	78,405	88,394
6.00% due 08/01/2035	60,727	68,515
6.00% due 11/01/2035	137,673	154,969
6.00% due 03/01/2036	60,124	67,629
6.00% due 07/01/2036	37,546	42,312
6.00% due 10/01/2036	87,196	98,057

6.00% due 01/01/2037	110,056	123,396
6.00% due 03/01/2037	17,656	19,637
6.00% due 05/01/2037	135,337	151,739
6.00% due 06/01/2037	109,169	122,305
6.50% due 05/01/2034	20,693	23,315
6.50% due 06/01/2034	50,608	57,003
6.50% due 08/01/2034	137,744	155,137
6.50% due 10/01/2034	67,732	76,767
6.50% due 11/01/2034	1,535	1,729
6.50% due 05/01/2037	77,242	87,608
6.50% due 07/01/2037	74,532	84,573
FHLMC Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(3)	225,000	221,685
Series K705, Class A2 2.30% due 09/25/2018(3)	107,530	109,746
Series K704, Class A2 2.41% due 08/25/2018(3)	279,000	286,467
Series K025, Class A2 2.68% due 10/25/2022(3)	200,000	195,800
Series K714, Class A2 3.03% due 10/25/2020 VRS(3)	165,000	170,907
Series K702, Class A2 3.15% due 02/25/2018(3)	71,000	74,759
Series K029, Class A2 3.32% due 02/25/2023 VRS(3)	118,000	120,624
Series K035, Class A2 3.46% due 08/25/2023 VRS(3)	523,000	537,726
Series K009, Class A2 3.81% due 08/25/2020(3)	647,000	694,148
Series K701, Class A2 3.88% due 11/25/2017 VRS(3)	197,389	212,558
Series K004, Class A2 4.19% due 08/25/2019(3)	101,332	111,430
Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	896,041

		22,924,725

Federal National Mtg. Assoc. — 6.4%
2.41% due 05/01/2023	108,322	104,145
2.50% due 02/01/2028	283,231	285,315
2.50% due 05/01/2028	171,379	172,639
2.55% due 05/01/2023	99,414	96,576
2.59% due 05/01/2023	101,482	98,808
3.00% due 03/01/2027	120,318	124,273
3.00% due 04/01/2027	368,798	380,898
3.00% due May TBA	2,600,000	2,683,078
3.50% due 11/01/2041	82,674	84,063
3.50% due 01/01/2042	694,272	706,039
3.50% due 04/01/2043	823,984	837,237
3.50% due 05/01/2043	1,659,699	1,686,123
3.50% due 06/01/2043	519,844	528,045
3.50% due 07/01/2043	1,322,190	1,343,127
3.50% due 09/01/2043	2,004,687	2,036,431
3.80% due 02/01/2018	85,997	91,517
3.85% due 07/01/2018	101,212	109,159
4.00% due 02/01/2041	164,093	172,009
4.00% due May TBA	7,096,000	7,434,446
4.50% due 04/01/2018	43,834	46,535
4.50% due 06/01/2018	65,304	69,321
4.50% due 07/01/2018	34,421	36,542
4.50% due 03/01/2019	61,280	65,062
4.50% due 04/01/2020	93,162	99,056
4.50% due 07/01/2020	26,990	28,672
4.50% due 08/01/2033	270,539	291,624
4.50% due 03/01/2034	827,996	891,680
4.50% due 02/01/2041	296,329	319,733
4.50% due 04/01/2041	354,340	382,414
4.50% due May TBA	2,776,000	2,980,296
4.60% due 09/01/2019	82,354	90,745
4.79% due 08/01/2014	102,798	103,096
4.88% due 03/01/2020	93,181	101,031
4.94% due 08/01/2015	200,000	206,261
5.00% due 02/01/2018	209,542	222,411
5.00% due 12/01/2018	139,655	148,259
5.00% due 07/01/2019	54,522	58,231
5.00% due 11/01/2019	78,141	82,987
5.00% due 03/01/2020	31,715	34,172
5.00% due 07/01/2020	46,647	50,257
5.00% due 08/01/2020	28,647	30,864
5.00% due 12/01/2020	95,409	102,783
5.00% due 11/01/2033	135,166	149,051
5.00% due 03/01/2034	106,367	117,289
5.00% due 05/01/2034	44,737	49,281
5.00% due 08/01/2034	45,465	50,078
5.00% due 09/01/2034	123,499	136,030
5.00% due 06/01/2035	200,527	220,534
5.00% due 07/01/2035	436,314	480,025
5.00% due 08/01/2035	96,781	106,373
5.00% due 09/01/2035	70,443	77,479
5.00% due 10/01/2035	388,715	427,313
5.00% due 10/01/2039	166,546	183,855
5.00% due 11/01/2039	191,629	211,912
5.00% due 11/01/2040	108,190	118,928
5.00% due 01/01/2041	58,047	63,986
5.00% due 03/01/2041	80,984	89,354
5.27% due 12/01/2016	315,450	345,396
5.37% due 05/01/2018	504,791	569,030
5.50% due 11/01/2017	57,194	60,765
5.50% due 01/01/2018	110,799	117,792
5.50% due 02/01/2018	52,366	55,666
5.50% due 07/01/2019	116,046	123,439
5.50% due 08/01/2019	27,255	29,222
5.50% due 09/01/2019	113,838	121,677
5.50% due 01/01/2021	80,296	87,465
5.50% due 03/01/2021	30,456	33,138
5.50% due 05/01/2022	42,305	46,148
5.50% due 02/01/2033	119,163	131,484
5.50% due 06/01/2033	155,444	173,574
5.50% due 07/01/2033	536,444	597,409
5.50% due 11/01/2033	184,508	205,447
5.50% due 12/01/2033	31,542	35,138
5.50% due 01/01/2034	146,199	162,488
5.50% due 02/01/2034	286,035	318,322
5.50% due 03/01/2034	49,716	56,035
5.50% due 04/01/2034	62,979	70,088
5.50% due 05/01/2034	339,516	379,236
5.50% due 06/01/2034	20,939	23,303
5.50% due 07/01/2034	353,572	393,587
5.50% due 09/01/2034	570,198	634,356
5.50% due 10/01/2034	875,595	974,505
5.50% due 11/01/2034	742,850	823,323
5.50% due 12/01/2034	334,144	371,689
5.50% due 01/01/2035	495,124	551,372
5.50% due 04/01/2035	61,133	67,949
5.50% due 09/01/2035	252,104	280,740
5.50% due 06/01/2036	106,487	119,012
5.50% due 03/01/2037	96,745	108,172
5.73% due 07/01/2016	164,982	179,761
6.00% due 01/01/2017	9,486	9,834
6.00% due 02/01/2017	52,092	54,634
6.00% due 08/01/2017	36,635	38,482
6.00% due 03/01/2018	12,425	13,143
6.00% due 11/01/2018	99,958	105,504
6.00% due 01/01/2021	44,065	47,325
6.00% due 05/01/2021	21,414	23,178
6.00% due 07/01/2021	93,469	100,986
6.00% due 11/01/2025	44,680	50,213
6.00% due 04/01/2034	177,330	199,686
6.00% due 05/01/2034	163,018	183,711
6.00% due 06/01/2034	479,747	540,807
6.00% due 07/01/2034	236,384	266,620
6.00% due 08/01/2034	181,544	203,681
6.00% due 10/01/2034	288,467	324,638
6.00% due 11/01/2034	23,323	26,297
6.00% due 12/01/2034	19,456	21,864
6.00% due 08/01/2035	52,748	59,338
6.00% due 09/01/2035	155,573	175,183
6.00% due 10/01/2035	116,294	131,397
6.00% due 11/01/2035	24,454	27,406
6.00% due 12/01/2035	293,781	330,560
6.00% due 02/01/2036	200,220	223,647
6.00% due 03/01/2036	14,707	16,394
6.00% due 04/01/2036	74,103	83,105
6.00% due 06/01/2036	51,717	57,860
6.00% due 12/01/2036	55,697	62,397
6.00% due 07/01/2037	102,109	114,487
6.50% due 06/01/2031	57,882	65,031

6.50% due 07/01/2031	8,362	9,408
6.50% due 09/01/2031	44,688	50,236
6.50% due 02/01/2032	16,471	18,509
6.50% due 07/01/2032	153,355	174,982
6.50% due 08/01/2032	123,091	139,163
6.50% due 01/01/2033	78,550	90,028
6.50% due 04/01/2034	20,693	23,247
6.50% due 06/01/2034	21,217	23,885
6.50% due 08/01/2034	145,398	163,714
6.50% due 05/01/2036	80,843	92,362
6.50% due 01/01/2037	36,923	41,497
6.50% due 02/01/2037	198,512	223,676
6.50% due 05/01/2037	91,099	102,491
6.50% due 07/01/2037	81,650	91,799
7.50% due 02/01/2030	10,907	13,109
7.50% due 03/01/2031	26,716	30,216
7.50% due 02/01/2032	26,231	31,490
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(3)	412,000	425,799

		41,447,195

Government National Mtg. Assoc. — 1.9%
3.00% due 02/15/2043	438,364	436,583
3.00% due 06/20/2043	927,463	924,376
3.00% due 07/20/2043	425,918	424,501
3.50% due 12/15/2041	273,618	282,068
3.50% due 02/15/2042	176,998	182,328
3.50% due 06/20/2043	1,320,479	1,360,772
3.50% due 07/20/2043	1,499,651	1,545,411
4.00% due 01/20/2041	1,283,679	1,360,672
4.00% due 02/20/2041	316,966	335,958
4.00% due 04/20/2041	237,524	251,741
4.00% due 02/20/2042	368,890	390,828
4.50% due 07/20/2033	18,023	19,709
4.50% due 09/20/2033	145,903	159,548
4.50% due 12/20/2034	64,293	70,303
4.50% due 11/15/2039	435,477	472,753
4.50% due 03/15/2040	361,268	394,380
4.50% due 04/15/2040	535,038	583,135
4.50% due 06/15/2040	193,530	211,280
4.50% due 01/20/2041	323,547	351,601
4.50% due May TBA	667,000	722,965
5.00% due 07/20/2033	31,176	34,471
5.00% due 06/15/2034	115,298	127,717
5.00% due 10/15/2034	62,050	68,638
5.50% due 11/15/2032	156,331	173,665
5.50% due 05/15/2033	430,232	481,170
5.50% due 12/15/2033	157,801	178,898
5.50% due 10/15/2035	5,661	6,353
6.00% due 09/15/2032	115,302	129,187
6.00% due 04/15/2033	174,456	200,989
6.00% due 02/15/2034	139,964	158,834
6.00% due 07/15/2034	72,741	83,756
6.00% due 09/15/2034	41,126	46,089
6.00% due 01/20/2035	37,970	43,730
6.00% due 02/20/2035	51,783	60,330
6.00% due 04/20/2035	27,969	31,471
6.00% due 01/15/2038	211,303	239,462

		12,545,672

Small Business Administration — 0.2%
Series 2003-20G, Class 1
4.35% due 07/01/2023	40,643	43,019
Series 2004-20D, Class 1
4.77% due 04/01/2024	115,553	122,954
Series 2005-20C, Class 1
4.95% due 03/01/2025	322,841	348,129
Series 2004-20I, Class 1
4.99% due 09/01/2024	196,896	213,398
Series 2004-20E, Class 1
5.18% due 05/01/2024	225,931	245,061
Series 2004-20F, Class 1
5.52% due 06/01/2024	288,670	316,065

		1,288,626

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	315,506

Total U.S. Government Agencies (cost $75,989,401)		78,521,724

U.S. GOVERNMENT TREASURIES — 12.7%
United States Treasury Bonds — 3.1%
4.50% due 08/15/2039	13,442,400	16,067,862
5.00% due 05/15/2037	16,000	20,390
5.25% due 02/15/2029	1,000	1,263
5.38% due 02/15/2031	439,000	567,339
6.00% due 02/15/2026	170,000	225,011
6.25% due 08/15/2023	128,000	167,710
6.75% due 08/15/2026	377,000	531,452
8.00% due 11/15/2021	318,000	444,380
8.50% due 02/15/2020	1,341,000	1,830,047

		19,855,454

United States Treasury Notes — 9.6%
0.38% due 02/15/2016	5,037,700	5,041,634
0.88% due 12/31/2016	17,547,000	17,612,801
2.13% due 05/31/2015	12,631,000	12,902,857
2.63% due 02/29/2016	505,000	526,029
3.13% due 05/15/2019	3,511,000	3,754,576
3.13% due 05/15/2021	11,094,000	11,747,503
3.50% due 05/15/2020	1,809,000	1,967,288
3.75% due 11/15/2018	6,163,000	6,771,116
4.13% due 05/15/2015	1,220,000	1,270,658
4.75% due 05/15/2014	829,000	830,457

		62,424,919

Total U.S. Government Treasuries (cost $80,674,090)		82,280,373

MUNICIPAL BONDS & NOTES — 0.1%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	959,931

Total Long-Term Investment Securities (cost $521,063,418)		640,798,008

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Commercial Paper — 0.9%
HSBC Americas, Inc. 0.05% due 05/01/2014	5,623,000	5,623,000

Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014	16,987,000	16,987,000

Total Short-Term Investment Securities (cost $22,610,000)		22,610,000

TOTAL INVESTMENTS (cost $543,673,418)(6)	102.3%	663,408,008
Liabilities in excess of other assets	(2.3)	(14,630,302)

NET ASSETS	100.0%	$648,777,706

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $20,434,817 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $1,612,241 representing 0.2% of net assets.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Collateralized Loan Obligation
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Perpetual maturity — maturity date reflects the next call date.
ADR —	American Depository Receipt
RSP —	Risparmio Savings Shares
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$34,652,928	$—	$—	$34,652,928
Other Industries*	347,068,044	—	—	347,068,044
Convertible Preferred Securities	1,143,688	—	—	1,143,688
Preferred Securities	2,982,228	—	—	2,982,228
Preferred Securities/Capital Securities	—	4,380,417	—	4,380,417
Asset Backed Securities	—	13,583,054	—	13,583,054
U.S. Corporate Bonds & Notes	—	49,051,021	—	49,051,021
Foreign Corporate Bonds & Notes	—	23,284,296	—	23,284,296
Foreign Government Obligations	—	2,890,304	—	2,890,304
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	41,447,195	—	41,447,195
Other U.S. Government Agencies*	—	37,074,529	—	37,074,529
U.S. Government Treasuries:
United States Treasury Bonds	—	19,855,454	—	19,855,454
United States Treasury Notes	—	62,424,919	—	62,424,919
Municipal Bonds & Notes	—	959,931	—	959,931
Short-Term Investment Securities:
Commercial Paper	—	5,623,000	—	5,623,000
Time Deposits	—	16,987,000	—	16,987,000

Total	$385,846,888	$277,561,120	$—	$663,408,008

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $27,719,269 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.8%
Domestic Equity Investment Companies — 44.6%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	2,279,960	$111,443,792
Anchor Series Trust Growth and Income Portfolio, Class 1	9,737,654	112,632,394
Anchor Series Trust Growth Portfolio, Class 1	7,654,122	226,588,572
Anchor Series Trust Natural Resources Portfolio, Class 1	2,067,772	52,651,386
Seasons Series Trust Focus Growth Portfolio, Class 1	5,911,899	68,762,291
Seasons Series Trust Focus Value Portfolio, Class 1	6,736,954	109,919,360
Seasons Series Trust Large Cap Growth Portfolio, Class 1	5,644,881	77,147,951
Seasons Series Trust Large Cap Value Portfolio, Class 1	13,781,612	223,514,018
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	3,314,852	54,992,048
Seasons Series Trust Mid Cap Value Portfolio, Class 1	5,774,996	116,616,611
Seasons Series Trust Small Cap Portfolio, Class 1†	5,079,138	69,145,802
Seasons Series Trust Stock Portfolio, Class 1	9,931,336	221,239,802
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1	2,661,451	39,554,537
SunAmerica Series Trust Blue Chip Growth, Class 1	8,080,791	78,272,056
SunAmerica Series Trust Equity Index Portfolio, Class 1	32,752,845	530,451,491
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	5,734,912	136,729,544
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	5,443,338	54,202,042
SunAmerica Series Trust Growth-Income Portfolio, Class 1	7,348,699	225,531,107
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	13,357,936	279,029,283
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	3,265,998	57,949,846
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,204,103	51,159,612
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,442,571	113,598,328

		3,011,131,873

Domestic Fixed Income Investment Companies — 22.8%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	14,661,032	220,315,633
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	32,039,038	373,827,272
Seasons Series Trust Real Return Portfolio, Class 1	10,177,674	99,874,967
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	26,771,722	370,107,217
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	17,045,218	105,914,517
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	41,939,990	373,090,599

		1,543,130,205

International Equity Investment Companies — 12.6%
Seasons Series Trust International Equity Portfolio, Class 1	23,484,324	213,426,028
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	18,717,041	143,238,351
SunAmerica Series Trust Foreign Value Portfolio, Class 1	11,544,336	201,017,249
SunAmerica Series Trust Global Equities Portfolio, Class 1	13,041,314	241,350,086
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	5,029,436	54,745,661

		853,777,375

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	4,688,307	54,149,369

Total Affiliated Registered Investment Companies (cost $4,928,808,636)		5,462,188,822

U.S. GOVERNMENT TREASURIES — 15.1%
United States Treasury Bonds — 1.3%
6.25% due 08/15/2023	$15,105,000	19,791,084
7.13% due 02/15/2023	8,955,000	12,260,658
7.25% due 08/15/2022	9,210,000	12,601,150
7.63% due 11/15/2022	3,920,000	5,503,923
8.00% due 11/15/2021	17,356,800	24,254,774
8.13% due 05/15/2021	4,995,000	6,945,003
8.13% due 08/15/2021	5,100,000	7,132,432

		88,489,024

United States Treasury Notes — 13.8%
1.63% due 08/15/2022	43,450,000	40,680,063
1.63% due 11/15/2022	70,051,400	65,279,148
1.75% due 05/15/2022	54,520,000	51,798,253
1.75% due 05/15/2023	114,685,000	106,979,544
2.00% due 11/15/2021	78,451,600	76,570,017
2.00% due 02/15/2022	56,935,000	55,387,051
2.00% due 02/15/2023	100,145,000	95,849,681
2.13% due 08/15/2021	77,710,000	76,811,517
2.50% due 08/15/2023	96,805,000	96,048,759
2.75% due 11/15/2023	123,110,000	124,456,577
2.75% due 02/15/2024	83,651,000	84,382,946
3.13% due 05/15/2021	55,180,000	58,430,433

		932,673,989

Total U.S. Government Treasuries (cost $1,031,828,443)		1,021,163,013

Total Long-Term Investment Securities (cost $5,960,637,079)		6,483,351,835

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 3.5%
AllianceBernstein Government STIF Portfolio (cost $235,696,993)	235,696,993	235,696,993

TOTAL INVESTMENTS (cost $6,196,334,072) (1)	99.4%	6,719,048,828
Other assets less liabilities	0.6	41,724,417

NET ASSETS	100.0%	$6,760,773,245

†	Non-income producing security

††	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.
STIF	— Short-Term Index Fund

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	April 30, 2014	(Depreciation)
8,451	Long	S&P 500 E-Mini Index	June 2014	$790,294,610	$793,506,645	$3,212,035

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$3,011,131,873	$—	$—	$3,011,131,873
Domestic Fixed Income Investment Companies	1,543,130,205	—	—	1,543,130,205
International Equity Investment Companies	853,777,375	—	—	853,777,375
International Fixed Income Investment Companies	54,149,369	—	—	54,149,369
U.S. Government Treasuries:
United States Treasury Bonds	—	88,489,024	—	88,489,024
United States Treasury Notes	—	932,673,989	—	932,673,989
Short-Term Investment Securities:
Registered Investment Companies	235,696,993	—	—	235,696,993
Other Financial Instruments:@
Open Futures Contracts-Appreciation	3,212,035	—	—	3,212,035

Total	$5,701,097,850	$1,021,163,013	$—	$6,722,260,863

@	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instruments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.7%
Domestic Equity Investment Companies — 54.1%
Seasons Series Trust Focus Value Portfolio, Class 1	4,616,146	$75,316,500
Seasons Series Trust Large Cap Growth Portfolio, Class 1	5,090,513	69,571,467
Seasons Series Trust Large Cap Value Portfolio, Class 1	11,615,979	188,391,183
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	1,493,769	24,781,017
Seasons Series Trust Mid Cap Value Portfolio, Class 1	2,535,967	51,209,706
Seasons Series Trust Small Cap Portfolio, Class 1†	1,837,553	25,015,879
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	1,450,154	50,977,458
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	4,350,097	124,615,923
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	5,817,663	77,651,911
SunAmerica Series Trust Equity Index Portfolio, Class 1	17,263,003	279,584,425
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	4,315,580	75,962,967
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	1,424,856	14,188,002
SunAmerica Series Trust Growth-Income Portfolio, Class 1	4,133,252	126,849,238
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	7,954,665	97,784,221
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	8,432,462	176,142,769
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	1,455,975	25,833,924
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,051,080	48,716,308
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	2,263,160	50,916,001
SunAmerica Series Trust Small Company Value Portfolio, Class 1	2,961,771	75,733,679

		1,659,242,578

Domestic Fixed Income Investment Companies — 13.9%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	4,554,871	68,447,382
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	3,928,805	45,840,780
Seasons Series Trust Real Return Portfolio, Class 1	2,556,861	25,090,842
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	7,018,124	97,022,458
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	7,901,720	49,099,215
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	15,596,870	138,746,949

		424,247,626

International Equity Investment Companies — 11.2%
Seasons Series Trust International Equity Portfolio, Class 1	7,425,711	67,485,015
SunAmerica Series Trust Foreign Value Portfolio, Class 1	7,243,043	126,120,436
SunAmerica Series Trust Global Equities Portfolio, Class 1	4,079,922	75,505,398
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	6,868,060	74,759,126

		343,869,975

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	4,022,071	46,454,431

Total Affiliated Registered Investment Companies (cost $2,286,754,831)		2,473,814,610

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 1.3%
6.25% due 08/15/2023	$7,217,000	9,455,959
7.13% due 02/15/2023	3,745,000	5,127,433
7.25% due 08/15/2022	4,005,000	5,479,653
7.63% due 11/15/2022	1,945,000	2,730,901
8.00% due 11/15/2021	8,146,900	11,384,657
8.13% due 05/15/2021	2,040,000	2,836,398
8.13% due 08/15/2021	2,646,000	3,700,473

		40,715,474

United States Treasury Notes — 13.9%
1.63% due 08/15/2022	19,751,500	18,492,342
1.63% due 11/15/2022	31,471,000	29,327,038
1.75% due 05/15/2022	23,856,000	22,665,061
1.75% due 05/15/2023	53,480,000	49,886,786
2.00% due 11/15/2021	35,087,700	34,246,156
2.00% due 02/15/2022	25,317,000	24,628,681
2.00% due 02/15/2023	46,272,000	44,287,348
2.13% due 08/15/2021	35,272,800	34,864,976
2.50% due 08/15/2023	44,548,000	44,199,991
2.75% due 11/15/2023	55,820,000	56,430,559
2.75% due 02/15/2024	39,000,000	39,341,250
3.13% due 05/15/2021	25,345,800	26,838,820

		425,209,008

Total U.S. Government Treasuries (cost $466,992,023)		465,924,482

Total Long-Term Investment Securities (cost $2,753,746,854)		2,939,739,092

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio (cost $111,806,000)	111,806,000	111,806,000

TOTAL INVESTMENTS (cost $2,865,552,854)(1)	99.5%	3,051,545,092
Other assets less liabilities	0.5	15,750,775

NET ASSETS	100.0%	$3,067,295,867

†	Non-income producing security
#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

††	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, the Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

STIF — Short-Term Index Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
1,182	Long	S&P 500 E-Mini Index	June 2014	$ 110,742,698	$ 110,983,890	$241,192

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$1,659,242,578	$—	$—	$1,659,242,578
Domestic Fixed Income Investment Companies	424,247,626	—	—	424,247,626
International Equity Investment Companies	343,869,975	—	—	343,869,975
International Fixed Income Investment Companies	46,454,431	—	—	46,454,431
U.S. Government Treasuries:
United State Treasury Bonds	—	40,715,474	—	40,715,474
United State Treasury Notes	—	425,209,008	—	425,209,008
Short-Term Investment Securities:
Registered Investment Companies	111,806,000	—	—	111,806,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	241,192	—	—	241,192

Total	$2,585,861,802	$465,924,482	$—	$3,051,786,284

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.41% due 03/15/2024 (cost $95,584)	$98,098	$97,266

U.S. CORPORATE BONDS & NOTES — 2.2%
Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. FRS Senior Notes 0.53% due 05/17/2016	100,000	100,285

Commercial Services-Finance — 0.1%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	95,701

Computers — 0.2%
Apple, Inc. FRS Senior Notes 0.53% due 05/06/2019	200,000	200,197
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	100,178

		300,375

Electric-Integrated — 0.3%
Duke Energy Corp. FRS Senior Notes 0.61% due 04/03/2017	100,000	100,348
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	101,427
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.44% due 03/06/2017	100,000	100,058

		301,833

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC FRS Senior Notes 1.47% due 05/09/2016	200,000	203,275

Insurance-Life/Health — 0.2%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*(1)	200,000	199,532

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*(1)	100,000	100,003

Medical-Drugs — 0.1%
Johnson & Johnson FRS Senior Notes 0.30% due 11/28/2016	100,000	100,103

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. FRS Senior Notes 0.64% due 09/10/2015	100,000	100,122

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. FRS Senior Notes 0.68% due 12/15/2015	100,000	100,258

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	100,636

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 0.65% due 03/30/2017	100,000	99,943
Verizon Communications, Inc. FRS Senior Notes 1.00% due 06/17/2019	100,000	101,204
Verizon Communications, Inc. FRS Senior Notes 1.76% due 09/15/2016	100,000	102,909
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	108,984

		413,040

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	106,516

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*	100,000	103,280

Total U.S. Corporate Bonds & Notes (cost $2,297,615)		2,324,959

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Auto-Cars/Light Trucks — 0.2%
Volkswagen International Finance NV FRS Company Guar. Notes 0.68% due 11/18/2016*	250,000	250,946

Banks-Commercial — 0.2%
Toronto-Dominion Bank FRS Senior Notes 0.46% due 05/02/2017	200,000	200,119

Finance-Leasing Companies — 0.2%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(1)	200,000	199,649

Total Foreign Corporate Bonds & Notes (cost $649,237)		650,714

U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Mtg. Corp. — 2.0%
1.25% due 10/02/2019	2,000,000	1,928,398
2.38% due 01/13/2022	200,000	196,975

		2,125,373

Federal National Mtg. Assoc. — 0.9%
1.88% due 09/18/2018	900,000	909,736

Total U.S. Government Agencies (cost $3,043,757)		3,035,109

U.S. GOVERNMENT TREASURIES — 39.9%
United States Treasury Bonds — 0.5%
2.88% due 05/15/2043	300,000	267,469
3.13% due 02/15/2042	250,000	236,328

		503,797

United States Treasury Notes — 39.4%
0.13% due 07/31/2014	800,000	800,156
0.25% due 05/31/2014	4,500,000	4,500,526
0.25% due 08/31/2014	900,000	900,562
0.25% due 09/15/2014	2,826,000	2,827,987
0.25% due 10/31/2014	1,200,000	1,201,126
0.25% due 01/15/2015	5,900,000	5,907,145
0.25% due 02/28/2015	100,000	100,129
0.25% due 03/31/2015	100,000	100,144
0.50% due 08/15/2014	2,300,000	2,302,875
0.50% due 10/15/2014	200,000	200,391
0.63% due 04/30/2018	5,700,000	5,543,694
1.00% due 05/15/2014	300,000	300,106
2.00% due 02/15/2023	17,550,000	16,797,263
2.25% due 05/31/2014	100,000	100,176

		41,582,280

Total U.S. Government Treasuries (cost $41,926,054)		42,086,077

Total Long-Term Investment Securities (cost $48,012,247)		48,194,125

SHORT-TERM INVESTMENT SECURITIES — 50.1%
U.S. Government Agencies — 44.0%
Federal Home Loan Bank 0.01% due 08/31/2014	900,000	899,908
0.06% due 07/09/2014	4,400,000	4,399,661
0.06% due 07/30/2014	488,000	487,951
0.07% due 05/14/2014	900,000	899,978
0.08% due 05/07/2014	2,200,000	2,199,969
0.08% due 08/27/2014	100,000	99,987
0.08% due 10/08/2014	1,100,000	1,099,756
0.08% due 10/17/2014	300,000	299,929
0.08% due 10/22/2014	1,000,000	999,758
0.08% due 10/29/2014	212,000	211,947
0.09% due 05/07/2014	2,200,000	2,199,969
0.09% due 07/16/2014	300,000	299,975
0.09% due 07/18/2014	100,000	99,991
0.09% due 07/23/2014	2,200,000	2,199,798
0.10% due 01/26/2015	3,200,000	3,198,080
0.10% due 05/07/2014	1,400,000	1,399,976
0.10% due 07/30/2014	2,100,000	2,099,790
0.10% due 09/19/2014	200,000	199,961
0.12% due 03/06/2015	700,000	699,399
Federal Home Loan Mtg. Corp.
0.06% due 09/02/2014	500,000	499,914
0.06% due 09/11/2014	300,000	299,944
0.08% due 10/24/2014	3,000,000	2,999,268
0.10% due 10/24/2014	700,000	699,829
0.11% due 07/01/2014	700,000	699,952
0.11% due 07/11/2014	4,000,000	3,999,684
0.12% due 06/05/2014	100,000	99,989
0.12% due 07/01/2014	200,000	199,986
0.12% due 07/11/2014	900,000	899,929
0.13% due 07/01/2014	300,000	299,980
Federal National Mtg. Assoc.
0.07% due 09/03/2014	5,700,000	5,699,008
0.10% due 06/05/2014	2,500,000	2,499,757
0.12% due 08/01/2014	1,200,000	1,199,878
0.12% due 09/24/2014	2,400,000	2,399,513

		46,492,414

U.S. Government Treasuries — 6.1%
0.01% due 05/08/2014(2)	900,000	899,991
0.01% due 08/14/2014(2)	2,200,000	2,199,824
0.01% due 10/16/2014	1,800,000	1,799,644
0.01% due 10/23/2014	1,300,000	1,299,715
0.01% due 10/30/2014	200,000	199,955

		6,399,129

Total Short-Term Investment Securities (cost $52,886,472)		52,891,543

REPURCHASE AGREEMENT — 0.9%
Agreement with Goldman Sachs, bearing interest at 0.05%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $1,000,001 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.50% due 09/01/2042 and having an approximate value of $1,030,184. (cost $1,000,000)	1,000,000	1,000,000

TOTAL INVESTMENTS (cost $101,898,719) (3)	96.7%	102,085,668
Other assets less liabilities	3.3	3,487,893

NET ASSETS	100.0%	$105,573,561

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $853,410 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $499,184 representing 0.5% of net assets.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Written Call Options on Exchange Traded Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,402	$1,804	$(402)

Written Put Options on Exchange Traded Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2014	Unrealized Appreciation / (Depreciation)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	$1,749	$104	$1,645

EURIBOR — Euro Interbank Offered Rate

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
589	Long	S&P 500 E-Mini	June 2014	$54,583,854	$55,304,155	$720,301
47	Long	Russell 2000 Mini	June 2014	5,518,614	5,280,920	(237,694)
8	Long	US Treasury 10 Year Notes	June 2014	994,262	995,375	1,113

						$483,720

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	72,400,000	USD	700,861	05/13/2014	$—	$(7,983)

Goldman Sachs Capital Markets LP	EUR	5,000	USD	6,882	05/02/2014	—	(54)
	EUR	8,000	USD	11,073	06/03/2014	—	(21)

						—	(75)

Net Unrealized Appreciation/(Depreciation)						$—	$(8,058)

EUR — Euro Dollar

JPY — Japanese Yen

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	231,889	4/30/2015	(3 Month USD LIBOR-BBA plus 25 bps)	ishares MSCI EAFE Index	$—	$0

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	1/29/2024	6 Month EURIBOR	2.000%	$—	$(16,378)

BBA — British Banking Association

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2014 (1)	Notional Amount (2)	Value at April 30, 2014 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2018	UBS Securities LLC	0.4769%	$1,800,000	$38,015	$18,272	$19,743
CDX North American Investment Grade Index	1.000%	6/20/2019	Morgan Stanley & Co. LLC	0.6420%	19,400,000	340,858	304,674	36,184
CDX North American Investment Grade Index	1.000%	6/20/2019	UBS Securities LLC	0.6420%	3,900,000	68,523	61,249	7,274

						$447,396	$384,195	$63,201

@ Illiquid Security.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$97,266	$—	$97,266
U.S. Corporate Bonds & Notes	—	2,324,959	—	2,324,959
Foreign Corporate Bonds & Notes	—	650,714	—	650,714
U.S. Government Agencies	—	3,035,109	—	3,035,109
U.S. Government Treasuries:
United State Treasury Bonds	—	503,797	—	503,797
United State Treasury Notes	—	41,582,280	—	41,582,280
Short-Term Investment Securities:
U.S. Government Agencies	—	46,492,414	—	46,492,414
U.S. Government Treasuries	—	6,399,129	—	6,399,129
Repurchase Agreement	—	1,000,000	—	1,000,000
Other Financial Instruments:@
Written Put Options on Exchange Traded Futures - Appreciation	1,645	—	—	1,645
Open Futures Contracts-Appreciation	721,414	—	—	721,414
Over the Counter Total Return Swap Contracts	—	0	—	0
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	63,201	—	63,201

Total	$723,059	$102,148,869	$—	$102,871,928

LIABILITIES:
Other Financial Instruments:@
Written Call Options on Exchange Traded Futures - Depreciation	402	—	—	402
Open Futures Contracts-Depreciation	237,694	—	—	237,694
Open Forward Foreign Currency Contracts-Depreciation	—	8,058	—	8,058
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	16,378	—	16,378

Total	$238,096	$24,436	$—	$262,532

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCPsm Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 63.1%
Aerospace/Defense — 0.7%
General Dynamics Corp.	6,936	$759,145

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	16,473	720,364

Applications Software — 1.0%
Citrix Systems, Inc.†	5,129	304,201
Microsoft Corp.	19,906	804,202

		1,108,403

Auto-Cars/Light Trucks — 0.9%
General Motors Co.	27,474	947,303

Banks-Commercial — 0.7%
BB&T Corp.	20,171	752,983

Banks-Fiduciary — 1.2%
Northern Trust Corp.	11,506	693,237
State Street Corp.	9,968	643,534

		1,336,771

Banks-Super Regional — 3.2%
Comerica, Inc.	15,411	743,427
Fifth Third Bancorp	29,734	612,818
PNC Financial Services Group, Inc.	16,437	1,381,365
Wells Fargo & Co.	17,666	876,940

		3,614,550

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	26,248	1,358,596
Time Warner Cable, Inc.	7,728	1,093,203

		2,451,799

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	16,012	607,816

Chemicals-Diversified — 1.2%
Dow Chemical Co.	17,585	877,491
PPG Industries, Inc.	2,261	437,775

		1,315,266

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	85,574	1,307,571
Procter & Gamble Co.	9,967	822,776

		2,130,347

Cruise Lines — 1.0%
Carnival Corp.	27,722	1,089,752

Diversified Banking Institutions — 7.7%
Bank of America Corp.	43,126	652,928
Citigroup, Inc.	55,403	2,654,358
Goldman Sachs Group, Inc.	3,752	599,645
JPMorgan Chase & Co.	54,276	3,038,370
Morgan Stanley	51,125	1,581,296

		8,526,597

Diversified Manufacturing Operations — 2.5%
General Electric Co.	71,647	1,926,588
Ingersoll-Rand PLC	13,965	835,107

		2,761,695

E-Commerce/Products — 1.5%
eBay, Inc.†	32,420	1,680,329

Electric-Integrated — 1.4%
Edison International	6,594	372,956
Pepco Holdings, Inc.	3,697	98,932
PG&E Corp.	11,231	511,909
Pinnacle West Capital Corp.	10,517	588,426

		1,572,223

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	18,051	556,151
Texas Instruments, Inc.	14,926	678,387

		1,234,538

Electronic Forms — 1.2%
Adobe Systems, Inc.†	21,598	1,332,381

Electronic Security Devices — 1.1%
Allegion PLC	2,531	124,905
Tyco International, Ltd.	27,684	1,132,275

		1,257,180

Finance-Consumer Loans — 0.1%
Santander Consumer USA Holdings, Inc.	5,171	117,589

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	40,957	1,087,408

Finance-Other Services — 0.4%
CME Group, Inc.	6,321	444,935

Food-Misc./Diversified — 1.4%
Mondelez International, Inc., Class A	30,112	1,073,493
Unilever NV	12,343	528,527

		1,602,020

Insurance Brokers — 2.1%
Aon PLC	7,664	650,520
Marsh & McLennan Cos., Inc.	24,476	1,206,912
Willis Group Holdings PLC	10,886	446,217

		2,303,649

Insurance-Multi-line — 0.5%
Voya Financial, Inc.	15,677	554,809

Insurance-Property/Casualty — 0.4%
Chubb Corp.	4,824	444,194

Internet Security — 0.8%
Symantec Corp.	41,400	839,592

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	10,829	1,141,377

Medical Instruments — 0.8%
Medtronic, Inc.	14,973	880,712

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	6,761	755,542

Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	12,492	625,724
Eli Lilly & Co.	15,338	906,476
Merck & Co., Inc.	22,103	1,294,352
Novartis AG	11,870	1,029,066
Pfizer, Inc.	18,820	588,689

		4,444,307

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	18,339	896,044

Medical-HMO — 1.9%
Cigna Corp.	6,724	538,189
UnitedHealth Group, Inc.	9,044	678,662

WellPoint, Inc.	8,657	871,586

		2,088,437

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	16,681	573,326

Multimedia — 2.0%
Thomson Reuters Corp.	15,108	546,813
Time Warner, Inc.	4,056	269,562
Viacom, Inc., Class B	17,207	1,462,251

		2,278,626

Oil Companies-Exploration & Production — 3.0%
Anadarko Petroleum Corp.	7,369	729,678
Apache Corp.	8,696	754,813
Canadian Natural Resources, Ltd.	24,469	997,022
Occidental Petroleum Corp.	8,504	814,258

		3,295,771

Oil Companies-Integrated — 3.2%
Exxon Mobil Corp.	4,144	424,387
Royal Dutch Shell PLC, Class A	48,087	1,905,531
Total SA	17,855	1,275,217

		3,605,135

Oil-Field Services — 1.3%
Baker Hughes, Inc.	16,417	1,147,548
Halliburton Co.	4,649	293,213

		1,440,761

Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	20,534	754,830

Security Services — 0.4%
ADT Corp.	13,303	402,283

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	76,935	1,466,381

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	44,500	930,495

Telecom Services — 0.8%
Amdocs, Ltd.	19,659	914,733

Telephone-Integrated — 0.9%
Koninklijke KPN NV†	30,155	107,182
Orange SA	8,691	140,771
Telecom Italia SpA†	81,498	104,417
Telefonica SA	8,045	134,716
Verizon Communications, Inc.	11,663	545,012

		1,032,098

Transport-Rail — 0.7%
CSX Corp.	27,202	767,640

Total Common Stocks (cost $66,566,574)		70,262,136

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
KeyCorp. Series A 7.75% (cost $52,632)	400	51,800

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.85% (cost $30,000)	1,200	30,420

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. FRS Series D 4.50 due 06/20/2023(1)	20,000	18,335

State Street Corp. Series D 5.9%	15,000	389,400

		407,735

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	35,000	34,825
JPMorgan Chase & Co. FRS 6.75% due 02/01/2024(1)	30,000	31,800

		66,625

Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15% due 10/15/2037	1,000	62,625

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	41,568

Total Preferred Securities/Capital Securities (cost $570,011)		578,553

CONVERTIBLE BONDS & NOTES — 8.3%
Applications Software — 0.3%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019*	179,000	178,776
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018*	123,000	126,152

		304,928

Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	100,000	129,375

Casino Hotels — 0.3%
MGM Resorts International Company Guar. Notes 4.25% due 04/15/2015	261,000	372,414

Computers-Memory Devices — 0.5%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020*	459,000	520,391

Diversified Banking Institutions — 0.2%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	176,496

Electronic Components-Semiconductors — 0.6%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	261,000	301,129
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018*	358,000	403,197

		704,326

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	65,000	68,981

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	57,000	81,296
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	344,000	395,170
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	89,000	128,717
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	82,000	115,466

		720,649

Insurance-Multi-line — 0.0%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	16,000	19,990

Medical Instruments — 0.4%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	119,000	133,726
Volcano Corp. Senior Notes 1.75% due 12/01/2017	282,000	270,368

		404,094

Medical-Biomedical/Gene — 0.4%
Cubist Pharmaceuticals, Inc. Senior Notes 1.13% due 09/01/2018*	97,000	110,519
Cubist Pharmaceuticals, Inc. Senior Notes 1.88% due 09/01/2020*	171,000	197,612
Gilead Sciences, Inc. Senior Notes 1.63% due 05/01/2016	28,000	96,618

		404,749

Medical-Drugs — 0.3%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	208,000	368,940

Medical-HMO — 0.5%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042	375,000	548,437

Oil Companies-Exploration & Production — 0.7%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	386,000	362,599
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	287,000	380,275

		742,874

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	129,000	165,604

Pharmacy Services — 0.6%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	133,000	139,650
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	194,000	196,425

Omnicare, Inc. Company Guar. Notes 3.75% due 04/01/2042	258,000	384,420

		720,495

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	277,000	294,832

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	204,000	266,730

Semiconductor Components-Integrated Circuits — 0.4%
Linear Technology Corp. Senior Notes 3.00% due 05/01/2027	360,000	414,450

Semiconductor Equipment — 0.5%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	272,000	346,970
Novellus Systems, Inc. Company Guar. Notes 2.63% due 05/15/2041	129,000	228,814

		575,784

Steel-Producers — 0.2%
United States Steel Corp. Senior Notes 2.75% due 04/01/2019	200,000	251,625

Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	262,000	347,805
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033*	255,000	264,403

		612,208

Television — 0.3%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023*	389,000	375,385

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc. Senior Notes 3.50% due 04/01/2018	40,000	61,750

Total Convertible Bonds & Notes (cost $8,768,197)		9,225,507

U.S. CORPORATE BONDS & NOTES — 3.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	90,000	91,478

Banks-Super Regional — 0.1%
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	116,000	118,302

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.60% due 03/01/2024	75,000	76,230

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	9,000

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	80,000	80,194
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	20,000	19,563
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	195,000	218,241

		317,998

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.21% due 08/15/2035*	100,000	101,825

Commercial Services-Finance — 0.1%
Moody S Corp. Senior Notes 4.50% due 09/01/2022	135,000	140,394

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,215

Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 05/06/2024	50,000	50,089

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	90,000	94,531

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	25,000	25,391

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,157
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	20,000	20,283
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	55,000	56,899
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	14,307
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	20,058
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	35,948
Goldman Sachs Group, Inc. Notes 2.63% due 01/31/2019	145,000	145,282
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,822
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	74,477
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	125,105
Morgan Stanley Senior Notes 3.88% due 04/29/2024	60,000	59,642

		617,980

Electric-Integrated — 0.0%
Baltimore Gas & Electric Co. Senior Notes 3.35% due 07/01/2023	25,000	25,004

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,471

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	64,392

Food-Misc./Diversified — 0.0%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	18,000	22,934

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	60,000	60,695

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	61,872

Insurance-Life/Health — 0.1%
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	35,000	36,021
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	27,104

		63,125

Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	40,000	42,967

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,410

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,087

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	200,000	203,706

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,381
Medtronic, Inc. Senior Notes 4.63% due 03/15/2044	75,000	78,131

		107,512

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,275
Gilead Sciences, Inc. Senior Notes 2.05% due 04/01/2019	45,000	44,768

		55,043

Medical-Drugs — 0.1%
Novartis Capital Corp. Company Guar. Notes 4.40% due 05/06/2044	80,000	81,877
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,062

		86,939

Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/2018*	30,000	31,570

Medical-Hospitals — 0.0%
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,759

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,839

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	55,327

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	60,000	62,133

Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	20,000	20,116
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,744

		41,860

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,034

Pipelines — 0.2%
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	65,000	67,466
Sunoco Logistics Partner Company Guar. Notes 5.50% due 02/15/2020	40,000	44,747
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	68,934
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	31,604

		212,751

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	45,000	46,400
American Tower Corp. Senior Notes 5.00% due 02/15/2024	110,000	117,011
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	90,000	92,798
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	102,474
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	35,000	36,447
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	116,636

		511,766

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	26,188
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,756

		47,944

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	24,941

Retail-Drug Store — 0.0%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	47,839	54,657

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/2019*	25,000	26,487

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	51,669

Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	80,000	80,000

Telecommunication Equipment — 0.1%
Juniper Networks, Inc. Senior Notes 4.50% due 03/15/2024	120,000	123,189

Telephone-Integrated — 0.1%
AT&T Inc. Senior Notes 6.15% due 09/15/2034	25,000	28,469
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	38,582
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	45,000	54,260
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	30,000	37,005

		158,316

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,209
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,247

		52,456

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	43,757
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	32,375

		76,132

Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	26,428
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	47,857

		74,285

Total U.S. Corporate Bonds & Notes (cost $4,188,020)		4,316,705

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Airlines — 0.1%
Virgin Australia Trust 2013-1A Pass Through Certs. 5.00% due 04/23/2025*	168,959	179,097

Banks-Money Center — 0.2%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	200,000	201,377

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	28,688

Chemicals-Plastics — 0.1%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	72,906

Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Sub. Notes 4.25% due 03/14/2024	200,000	202,116
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	101,006

		303,122

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	200,000	223,960

Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.38% due 05/02/2019*	200,000	201,044

Medical-Generic Drugs — 0.1%
Perrigo Co., Ltd. Company Guar. Notes 2.30% due 11/08/2018*	65,000	64,447

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 2.24% due 05/10/2019	60,000	59,990
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	15,000	13,188

		73,178

Telephone-Integrated — 0.2%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	200,163

Total Foreign Corporate Bonds & Notes (cost $1,537,191)		1,547,982

U.S. GOVERNMENT TREASURIES — 11.7%
United States Treasury Bonds — 0.9%
3.75% due 11/15/2043	969,000	1,022,446

United States Treasury Notes — 10.8%
0.38% due 04/30/2016	3,500,000	3,496,994
0.50% due 06/15/2016	1,350,000	1,350,738
0.63% due 04/30/2018	850,000	826,691
0.88% due 04/15/2017	2,730,000	2,731,706
1.25% due 01/31/2019	600,000	589,922
1.63% due 04/30/2019	880,000	877,663
2.25% due 01/31/2015	1,750,000	1,778,438
2.75% due 02/15/2024	297,000	299,599

		11,951,751

Total U.S. Government Treasuries (cost $12,949,110)		12,974,197

FOREIGN CONVERTIBLE BONDS & NOTES — 0.8%
Building Products-Cement — 0.6%
Cemex SAB de CV Sub. Notes 4.88% due 03/15/2015	529,000	663,234

Transport-Services — 0.2%
UTi Worldwide, Inc. Senior Notes 0.50% due 03/01/2019*	187,000	192,142

Total Foreign Convertible Bonds & Notes (cost $840,136)		855,376

Total Long-Term Investment Securities (cost $95,501,871)		99,842,676

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Time Deposits — 9.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $11,000,000)	$11,000,000	11,000,000

TOTAL INVESTMENTS (cost $106,501,871) (2)	99.7%	110,842,676
Other assets less liabilities	0.3	355,931

NET ASSETS	100.0%	$111,198,607

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $3,831,121 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Perpetual maturity – maturity date reflects the next call date.

(2)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rate shown on FRS and VRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank & Trust Co.	CAD	624,905	USD	566,833	5/23/2014	$—	$(3,017)
	CHF	330,611	USD	373,622	5/23/2014	—	(2,084)
	EUR	592,779	USD	817,908	5/23/2014	—	(4,450)
	GBP	484,597	USD	815,414	5/23/2014	—	(2,644)
	ILS	2,147,251	USD	615,195	5/23/2014	—	(5,163)

Net Unrealized Appreciation(Depreciation)						$—	$(17,358)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

ILS — Israeli Shekel

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$8,526,597	$—	$—	$8,526,597
Other Industries*	61,735,539	—	—	61,735,539
Convertible Preferred Securities	51,800	—	—	51,800
Preferred Securities	30,420	—	—	30,420
Preferred Securities/Capital Securities:
Bank-Fiduciary	389,400	18,335	—	407,735
Investment Management/Advisor Services	62,625	—	—	62,625
Pipelines	41,568	—	—	41,568
Other Industries*	—	66,625	—	66,625
Convertible Bonds & Notes	—	9,225,507	—	9,225,507
U.S. Corporate Bonds & Notes	—	4,316,705	—	4,316,705
Foreign Corporate Bonds & Notes	—	1,547,982	—	1,547,982
U.S. Government Treasuries:
United States Treasury Bonds	—	1,022,446	—	1,022,446
United States Treasury Notes	—	11,951,751	—	11,951,751
Foreign Convertible Bonds & Notes	—	855,376	—	855,376
Short-Term Investment Securities:
Time Deposits	—	11,000,000	—	11,000,000

Total	$70,837,949	$40,004,727	$—	$110,842,676

LIABILITIES:
Other Financial Instruments: @
Open Forward Foreign Currency Contracts – Depreciation	$—	$17,358	$—	$17,358

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,696,900 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 89.6%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings Bhd	295,800	$301,643

Building-Heavy Construction — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	53,000	345,565

Cable/Satellite TV — 7.6%
Charter Communications, Inc., Class A†	2,929	396,967
Comcast Corp., Special Class A	38,970	1,988,639
Liberty Global PLC, Class A†	6,117	243,579
Liberty Global PLC, Class C†	18,475	709,994
Time Warner Cable, Inc.	5,812	822,166

		4,161,345

Cellular Telecom — 4.1%
Cellcom Israel, Ltd.	17,850	226,338
MegaFon OAO GDR	9,170	238,420
Mobile Telesystems OJSC	6,650	48,347
Mobile Telesystems OJSC ADR	32,275	540,929
Tim Participacoes SA ADR	10,076	271,145
Turkcell Iletisim Hizmetleri AS†	63,520	370,010
Vodafone Group PLC	155,364	587,458

		2,282,647

Diversified Operations — 0.6%
Drax Group PLC	29,543	330,208

Electric-Distribution — 0.9%
AGL Energy, Ltd.	11,230	164,523
Aksa Enerji Uretim AS†	149,360	198,765
Infraestructura Energetica Nova SAB de CV	23,700	123,982

		487,270

Electric-Generation — 1.8%
AES Corp.	65,440	945,608
Tractebel Energia SA	3,600	53,538

		999,146

Electric-Integrated — 30.6%
ALLETE, Inc.	8,140	421,326
Alliant Energy Corp.	6,490	379,535
Ameren Corp.	1,990	82,207
American Electric Power Co., Inc.	19,052	1,025,188
Cia Paranaense de Energia-Copel ADR	12,540	179,949
CMS Energy Corp.	48,040	1,456,092
CPFL Energia SA	26,400	223,892
Dominion Resources, Inc.	9,820	712,343
DTE Energy Co.	10,650	832,191
Duke Energy Corp.	8,480	631,675
Edison International	18,120	1,024,867
EDP - Energias de Portugal SA	361,862	1,757,102
EDP - Energias do Brasil SA	111,100	482,816
Enel SpA	5,290	29,899
Exelon Corp.	790	27,674
GDF Suez	25,570	644,750
Iberdrola SA	11,981	83,691
Light SA	23,740	189,515
NextEra Energy, Inc.	15,676	1,565,249
Northeast Utilities	22,550	1,065,713
OGE Energy Corp.	19,350	722,336
Pinnacle West Capital Corp.	9,740	544,953
Portland General Electric Co.	16,380	548,239
PPL Corp.	13,206	440,288
Public Service Enterprise Group, Inc.	25,830	1,058,255
SSE PLC	27,660	712,192

		16,841,937

Electric-Transmission — 1.5%
ITC Holdings Corp.	9,430	348,627
Red Electrica Corp. SA	5,982	491,972

		840,599

Energy-Alternate Sources — 2.6%
China Longyuan Power Group Corp.	155,000	159,339
EDP Renovaveis SA	155,079	1,062,190
Enel Green Power SpA	21,871	62,506
Infinis Energy PLC†	36,679	134,695

		1,418,730

Gas-Distribution — 5.8%
AGL Resources, Inc.	1,100	59,400
Canadian Utilities, Ltd., Class A Class A	3,900	144,073
CenterPoint Energy, Inc.	7,670	189,909
China Resources Gas Group, Ltd.	106,000	313,777
Enagas SA	24,437	752,639
Gas Natural SDG SA	12,440	356,650
National Grid PLC	9,700	137,653
NiSource, Inc.	5,300	192,496
Questar Corp.	5,200	126,256
Sempra Energy	9,200	907,212

		3,180,065

Gas-Transportation — 0.9%
Snam SpA	78,540	472,025

Independent Power Producers — 6.1%
Calpine Corp.†	67,680	1,551,902
Dynegy, Inc.†	1,040	29,588
NRG Energy, Inc.	51,919	1,698,790
NRG Yield, Inc.	2,080	89,107

		3,369,387

Multimedia — 1.6%
Quebecor, Inc., Class B	13,040	307,544
Twenty-First Century Fox, Inc., Class A	18,840	603,257

		910,801

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp.	8,720	160,884

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	1,530	77,189
Noble Corp. PLC	2,550	78,565

		155,754

Oil Companies-Exploration & Production — 3.7%
Anadarko Petroleum Corp.	4,600	455,492
Antero Resources Corp.†	3,360	220,651
Energen Corp.	5,800	451,878
EQT Corp.	6,560	714,975
Noble Energy, Inc.	2,600	186,628

		2,029,624

Oil Refining & Marketing — 0.5%
Cheniere Energy, Inc.†	5,350	302,008

Oil-Field Services — 0.1%
Targa Resources Corp.	286	30,885

Pipelines — 9.2%
APA Group	30,894	191,145
Enbridge, Inc.	12,010	579,544
Kinder Morgan, Inc.	40,104	1,309,797
ONEOK, Inc.	14,080	890,138
SemGroup Corp., Class A	2,050	130,954

Spectra Energy Corp.	17,700	702,867
TransCanada Corp.	7,220	336,479
Williams Cos., Inc.	21,760	917,619

		5,058,543

Real Estate Investment Trusts — 1.7%
American Tower Corp.	11,470	957,974

Telecom Services — 1.9%
Altice SA†	6,189	353,670
Telekomunikasi Indonesia Persero Tbk PT	303,500	59,458
XL Axiata Tbk PT	375,000	167,852
Ziggo NV	10,370	450,020

		1,031,000

Telephone-Integrated — 5.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	316,780	573,966
CenturyLink, Inc.	10,103	352,696
KDDI Corp.	900	47,907
TDC A/S	57,001	535,047
Telecom Italia SpA†	23,801	30,494
Telecom Italia SpA RSP	412,835	409,800
Verizon Communications, Inc.	19,080	891,608
Windstream Holdings, Inc.	36,380	329,967

		3,171,485

Web Portals/ISP — 0.2%
Iliad SA	324	87,428

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†	4,540	407,510

Total Common Stocks (cost $39,378,393)		49,334,463

CONVERTIBLE PREFERRED SECURITIES — 3.6%
Electric-Integrated — 3.6%
Dominion Resources, Inc.† Series A 6.13%	5,570	326,513
Dominion Resources, Inc.† Series B 6.00%	6,580	386,838
NextEra Energy, Inc.† 5.89%	7,440	475,342
PPL Corp.† 8.75%	14,490	782,460

Total Convertible Preferred Securities (cost $1,757,086)		1,971,153

PREFERRED SECURITIES — 2.1%
Electric-Integrated — 1.4%
Cia Energetica de Minas Gerais	34,542	263,197
Cia Paranaense de Energia, Class B	36,200	518,709

		781,906

Telephone-Integrated — 0.7%
Oi SA, Class B†(1)	380	370,760

Total Preferred Securities (cost $1,206,113)		1,152,666

CONVERTIBLE BONDS & NOTES — 0.7%
Wireless Equipment — 0.7%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014 (cost $134,590)	$125,000	367,656

Total Long-Term Investment Securities (cost $42,476,182)		52,825,938

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Commercial Paper — 1.0%
HSBC Americas, Inc. 0.05% due 05/01/2014	539,000	539,000

Time Deposits — 3.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014	1,860,000	1,860,000

Total Short-Term Investment Securities (cost $2,399,000)		2,399,000

TOTAL INVESTMENTS (cost $44,875,182) (2)	100.3%	55,224,938
Liabilities in excess of other assets	(0.3)	(138,041)

NET ASSETS	100.0%	$55,086,897

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
RSP	— Risparmio Shares-Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	939,828	USD	1,308,731	06/18/2014	$5,001	$—
	GBP	23,124	USD	38,889	07/11/2014	—	(132)
	USD	48,482	GBP	29,264	07/11/2014	901	—

						5,902	(132)

Citibank N.A.	USD	44,604	EUR	32,307	07/11/2014	210	—

Credit Suisse International	EUR	968,154	USD	1,329,968	07/11/2014	—	(12,981)
	GBP	359,604	USD	601,520	07/11/2014	—	(5,305)
	USD	263,547	EUR	190,938	07/11/2014	1,310	—

						1,310	(18,286)

Deutsche Bank AG	EUR	475,782	USD	653,744	07/11/2014	—	(6,225)
	GBP	4,864	USD	8,101	07/11/2014	—	(106)
	USD	24,169	EUR	17,520	07/11/2014	133	—
	USD	13,208	GBP	7,868	07/11/2014	69	—

						202	(6,331)

Goldman Sachs International	GBP	19,451	USD	32,466	07/11/2014	—	(357)

JPMorgan Chase Bank N.A.	EUR	976,848	USD	1,341,883	07/11/2014	—	(13,127)
	GBP	2,517	USD	4,225	07/11/2014	—	(22)
	USD	36,629	EUR	26,518	07/11/2014	154	—

						154	(13,149)

Merrill Lynch International Bank Ltd.	GBP	359,604	USD	601,566	07/11/2014	—	(5,258)

UBS AG	EUR	9,352	USD	12,945	07/11/2014	—	(27)
	GBP	30,826	USD	51,718	07/11/2014	—	(300)
	USD	163,664	EUR	119,072	07/11/2014	1,504	—

						1,504	(327)

Net Unrealized Appreciation/(Depreciation)						$9,282	$(43,840)

EUR — Euro Dollar

GBP — British Pound

USD— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Cable/Satellite TV	$4,161,345	$—	$—	$4,161,345
Electric-Integrated	16,841,937	—	—	16,841,937
Gas-Distribution	3,180,065	—	—	3,180,065
Independent Power Producers	3,369,387	—	—	3,369,387
Pipelines	5,058,543	—	—	5,058,543
Telephone-Integrated	3,171,485	—	—	3,171,485
Other Industries*	13,551,701	—	—	13,551,701
Convertible Preferred Securities	1,971,153	—	—	1,971,153
Preferred Securities:
Electric-Integrated	781,906	—	—	781,906
Telephone-Integrated	—	370,760	—	370,760
Convertible Bonds & Notes:
Wireless Equipment	—	367,656	—	367,656
Short-Term Investment Securities:
Commercial Paper	—	539,000	—	539,000
Time Deposits	—	1,860,000	—	1,860,000
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Appreciation	—	9,282	—	9,282

Total	$52,087,522	$3,146,698	$—	$55,234,220

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Depreciation	$—	$43,840	$—	$43,840

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $11,097,453 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	19,834	$345,508
Omnicom Group, Inc.	12,077	817,372

		1,162,880

Aerospace/Defense — 1.3%
Boeing Co.	31,990	4,127,350
General Dynamics Corp.	15,208	1,664,516
Lockheed Martin Corp.	12,629	2,072,924
Northrop Grumman Corp.	10,137	1,231,747
Raytheon Co.	14,711	1,404,606
Rockwell Collins, Inc.	6,323	490,981

		10,992,124

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	39,384	4,660,309

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	2,594	635,971
Monsanto Co.	24,550	2,717,685
Mosaic Co.	15,857	793,484

		4,147,140

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	30,794	1,346,622

Airlines — 0.3%
Delta Air Lines, Inc.	39,728	1,463,182
Southwest Airlines Co.	32,834	793,598

		2,256,780

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	8,392	765,350
Ralph Lauren Corp.	2,766	418,690
Under Armour, Inc., Class A†	7,524	367,848
VF Corp.	16,479	1,006,702

		2,558,590

Appliances — 0.1%
Whirlpool Corp.	3,623	555,696

Applications Software — 2.1%
Citrix Systems, Inc.†	8,595	509,769
Intuit, Inc.	13,251	1,003,763
Microsoft Corp.	353,307	14,273,603
Red Hat, Inc.†	8,865	431,282
Salesforce.com, Inc.†	26,253	1,355,968

		17,574,385

Athletic Footwear — 0.3%
NIKE, Inc., Class B	34,790	2,537,931

Audio/Video Products — 0.0%
Harman International Industries, Inc.	3,170	347,464

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	184,464	2,979,094
General Motors Co.	60,974	2,102,383

		5,081,477

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	16,572	1,060,277

Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	10,662	662,537
Delphi Automotive PLC	13,041	871,660
Johnson Controls, Inc.	31,059	1,402,003

		2,936,200

Banks-Commercial — 0.4%
BB&T Corp.	33,250	1,241,223
M&T Bank Corp.	6,129	747,799
Regions Financial Corp.	66,396	673,255
Zions Bancorporation	8,647	250,071

		2,912,348

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	53,090	1,798,158
Northern Trust Corp.	10,434	628,649
State Street Corp.	20,189	1,303,402

		3,730,209

Banks-Super Regional — 2.6%
Capital One Financial Corp.	26,792	1,979,929
Comerica, Inc.	8,516	410,812
Fifth Third Bancorp	39,825	820,793
Huntington Bancshares, Inc.	38,878	356,122
KeyCorp	41,600	567,424
PNC Financial Services Group, Inc.	24,980	2,099,319
SunTrust Banks, Inc.	25,008	956,806
US Bancorp	85,246	3,476,332
Wells Fargo & Co.	223,962	11,117,474

		21,785,011

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	177,226	7,229,049
Coca-Cola Enterprises, Inc.	11,116	505,111
Dr Pepper Snapple Group, Inc.	9,227	511,360
Monster Beverage Corp.†	6,322	423,321
PepsiCo, Inc.	71,210	6,116,227

		14,785,068

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	7,582	680,257
Constellation Brands, Inc., Class A†	7,823	624,588

		1,304,845

Brewery — 0.1%
Molson Coors Brewing Co., Class B	7,406	444,138

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	10,403	789,588
Scripps Networks Interactive, Inc., Class A	5,132	385,259

		1,174,847

Building Products-Cement — 0.0%
Vulcan Materials Co.	6,107	394,085

Building Products-Wood — 0.0%
Masco Corp.	16,670	334,900

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	13,318	296,725
Lennar Corp., Class A	8,223	317,326
PulteGroup, Inc.	16,051	295,178

		909,229

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	10,015	167,251
Comcast Corp., Class A	121,916	6,310,372
DIRECTV†	22,162	1,719,771
Time Warner Cable, Inc.	12,977	1,835,726

		10,033,120

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	3,787	772,131

Casino Services — 0.0%
International Game Technology	11,539	144,814

Chemicals-Diversified — 1.1%
Dow Chemical Co.	56,868	2,837,713
E.I. du Pont de Nemours & Co.	43,360	2,918,995
FMC Corp.	6,215	478,555
LyondellBasell Industries NV, Class A	20,195	1,868,038
PPG Industries, Inc.	6,479	1,254,464

		9,357,765

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	7,131	621,609
Ecolab, Inc.	12,661	1,324,847
International Flavors & Fragrances, Inc.	3,801	374,475
Sigma-Aldrich Corp.	5,587	537,525

		2,858,456

Coal — 0.1%
CONSOL Energy, Inc.	10,719	477,103
Peabody Energy Corp.	12,689	241,218

		718,321

Coatings/Paint — 0.1%
Sherwin-Williams Co.	3,988	796,962

Coffee — 0.1%
Keurig Green Mountain, Inc.	6,041	565,921

Commercial Services — 0.1%
Cintas Corp.	4,709	277,501
Iron Mountain, Inc.	7,972	226,724
Quanta Services, Inc.†	10,185	359,327

		863,552

Commercial Services-Finance — 1.1%
Alliance Data Systems Corp.†	2,487	601,605
Automatic Data Processing, Inc.	22,536	1,756,907
Equifax, Inc.	5,708	404,183
H&R Block, Inc.	12,826	364,515
MasterCard, Inc., Class A	47,728	3,510,394
McGraw Hill Financial, Inc.	12,675	937,063
Moody’s Corp.	8,796	690,486
Total System Services, Inc.	7,732	245,646
Western Union Co.	25,629	406,732

		8,917,531

Computer Aided Design — 0.1%
Autodesk, Inc.†	10,626	510,261

Computer Services — 1.6%
Accenture PLC, Class A	29,794	2,390,075
Cognizant Technology Solutions Corp., Class A†	28,411	1,361,029
Computer Sciences Corp.	6,814	403,253
International Business Machines Corp.	45,784	8,995,182

		13,149,539

Computer Software — 0.1%
Akamai Technologies, Inc.†	8,351	443,188

Computers — 3.3%
Apple, Inc.	41,721	24,619,145
Hewlett-Packard Co.	88,640	2,930,438

		27,549,583

Computers-Integrated Systems — 0.0%
Teradata Corp.†	7,446	338,495

Computers-Memory Devices — 0.7%
EMC Corp.	94,745	2,444,421
NetApp, Inc.	15,495	551,777
SanDisk Corp.	10,548	896,264
Seagate Technology PLC	15,377	808,523
Western Digital Corp.	9,835	866,758

		5,567,743

Consumer Products-Misc. — 0.3%
Clorox Co.	6,076	551,093
Kimberly-Clark Corp.	17,746	1,991,989

		2,543,082

Containers-Metal/Glass — 0.1%
Ball Corp.	6,573	369,337
Owens-Illinois, Inc.†	7,706	244,897

		614,234

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	4,757	191,422
Sealed Air Corp.	9,177	314,863

		506,285

Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	20,297	310,138
Colgate-Palmolive Co.	40,833	2,748,061
Estee Lauder Cos., Inc., Class A	11,955	867,574
Procter & Gamble Co.	126,821	10,469,074

		14,394,847

Cruise Lines — 0.1%
Carnival Corp.	20,499	805,816

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	1,759	194,827
Fidelity National Information Services, Inc.	13,595	726,381
Fiserv, Inc.†	11,903	723,464
Paychex, Inc.	15,161	633,881

		2,278,553

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	6,633	296,031
Patterson Cos., Inc.	3,840	156,288

		452,319

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	8,277	573,596

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	3,629	498,371

Distribution/Wholesale — 0.3%
Fastenal Co.	12,771	639,572
Fossil Group, Inc.†	2,248	239,749
Genuine Parts Co.	7,190	626,393
WW Grainger, Inc.	2,864	728,601

		2,234,315

Diversified Banking Institutions — 3.5%
Bank of America Corp.	494,303	7,483,747
Citigroup, Inc.	142,024	6,804,370
Goldman Sachs Group, Inc.	19,694	3,147,495
JPMorgan Chase & Co.	177,121	9,915,234
Morgan Stanley	65,610	2,029,317

		29,380,163

Diversified Manufacturing Operations — 3.1%
3M Co.	29,446	4,095,644
Danaher Corp.	28,096	2,061,685
Dover Corp.	7,952	687,053
Eaton Corp. PLC	22,231	1,614,860
General Electric Co.	469,280	12,618,939
Illinois Tool Works, Inc.	18,283	1,558,260
Ingersoll-Rand PLC	12,094	723,221
Leggett & Platt, Inc.	6,497	213,491
Parker Hannifin Corp.	6,975	884,988
Pentair, Ltd.	9,231	685,771
Textron, Inc.	13,213	540,412

		25,684,324

Diversified Operations — 0.0%
Leucadia National Corp.	14,647	373,791

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	17,400	5,291,862
eBay, Inc.†	54,499	2,824,683

		8,116,545

E-Commerce/Services — 0.5%
Expedia, Inc.	4,784	339,616
Netflix, Inc.†	2,797	900,746
Priceline Group, Inc.†	2,439	2,823,752
TripAdvisor, Inc.†	5,189	418,960

		4,483,074

Electric Products-Misc. — 0.3%
AMETEK, Inc.	11,463	604,329
Emerson Electric Co.	32,881	2,241,827

		2,846,156

Electric-Generation — 0.1%
AES Corp.	30,813	445,248

Electric-Integrated — 2.6%
Ameren Corp.	11,349	468,827
American Electric Power Co., Inc.	22,815	1,227,675
CMS Energy Corp.	12,475	378,117
Consolidated Edison, Inc.	13,700	795,011
Dominion Resources, Inc.	27,198	1,972,943
DTE Energy Co.	8,283	647,234
Duke Energy Corp.	33,043	2,461,373
Edison International	15,239	861,918
Entergy Corp.	8,352	605,520
Exelon Corp.	40,104	1,404,843
FirstEnergy Corp.	19,585	660,994
Integrys Energy Group, Inc.	3,740	229,187
NextEra Energy, Inc.	20,364	2,033,345
Northeast Utilities	14,754	697,274
Pepco Holdings, Inc.	11,717	313,547
PG&E Corp.	21,406	975,686
Pinnacle West Capital Corp.	5,154	288,366
PPL Corp.	29,501	983,563
Public Service Enterprise Group, Inc.	23,675	969,965
SCANA Corp.	6,602	354,395
Southern Co.	41,532	1,903,412
TECO Energy, Inc.	9,588	172,201
Wisconsin Energy Corp.	10,568	512,337
Xcel Energy, Inc.	23,306	742,762

		21,660,495

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	5,750	328,325
Jabil Circuit, Inc.	8,778	151,509
TE Connectivity, Ltd.	19,188	1,131,708

		1,611,542

Electronic Components-Semiconductors — 1.6%
Altera Corp.	14,853	483,020
Broadcom Corp., Class A	25,816	795,391
First Solar, Inc.†	3,305	223,054
Intel Corp.	232,555	6,206,893
LSI Corp.	26,115	290,921
Microchip Technology, Inc.	9,314	442,788
Micron Technology, Inc.†	49,621	1,296,100
NVIDIA Corp.	25,924	478,816
Texas Instruments, Inc.	50,712	2,304,860
Xilinx, Inc.	12,482	589,026

		13,110,869

Electronic Connectors — 0.1%
Amphenol Corp., Class A	7,399	705,495

Electronic Forms — 0.2%
Adobe Systems, Inc.†	21,726	1,340,277

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	15,595	842,754
FLIR Systems, Inc.	6,589	224,289

		1,067,043

Electronic Security Devices — 0.1%
Allegion PLC	4,197	207,122
Tyco International, Ltd.	21,530	880,577

		1,087,699

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	4,015	463,211

Engineering/R&D Services — 0.1%
Fluor Corp.	7,500	567,750
Jacobs Engineering Group, Inc.†	6,170	356,009

		923,759

Engines-Internal Combustion — 0.1%
Cummins, Inc.	8,121	1,225,053

Enterprise Software/Service — 0.9%
CA, Inc.	15,079	454,481
Oracle Corp.	161,975	6,621,538

		7,076,019

Entertainment Software — 0.0%
Electronic Arts, Inc.†	14,480	409,784

Filtration/Separation Products — 0.1%
Pall Corp.	5,135	432,110

Finance-Consumer Loans — 0.0%
Navient Corp.†	20,052	331,861

Finance-Credit Card — 1.2%
American Express Co.	42,742	3,736,933
Discover Financial Services	22,025	1,231,198
Visa, Inc., Class A	23,709	4,803,680

		9,771,811

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	54,664	1,451,329
E*TRADE Financial Corp.†	13,483	302,694

		1,754,023

Finance-Other Services — 0.3%
CME Group, Inc.	14,760	1,038,956
IntercontinentalExchange Group, Inc.	5,377	1,099,274
NASDAQ OMX Group, Inc.	5,468	201,769

		2,339,999

Food-Confectionery — 0.1%
Hershey Co.	7,014	675,027
J.M. Smucker Co.	4,850	468,898

		1,143,925

Food-Meat Products — 0.1%
Hormel Foods Corp.	6,297	300,304
Tyson Foods, Inc., Class A	12,574	527,731

		828,035

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	8,365	380,524
ConAgra Foods, Inc.	19,664	599,949
General Mills, Inc.	29,211	1,548,767
Kellogg Co.	12,011	802,695
Kraft Foods Group, Inc.	27,891	1,585,882
McCormick & Co., Inc.	6,135	436,812
Mondelez International, Inc., Class A	79,560	2,836,314

		8,190,943

Food-Retail — 0.3%
Kroger Co.	24,159	1,112,280
Safeway, Inc.	10,772	366,894
Whole Foods Market, Inc.	17,398	864,681

		2,343,855

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	27,361	996,761

Gas-Distribution — 0.3%
AGL Resources, Inc.	5,561	300,294
CenterPoint Energy, Inc.	20,058	496,636
NiSource, Inc.	14,686	533,396
Sempra Energy	10,631	1,048,323

		2,378,649

Gold Mining — 0.1%
Newmont Mining Corp.	23,289	578,266

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	3,983	463,781

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	13,045	392,785

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	10,342	599,112
Starwood Hotels & Resorts Worldwide, Inc.	8,977	688,087
Wyndham Worldwide Corp.	5,994	427,612

		1,714,811

Human Resources — 0.0%
Robert Half International, Inc.	6,430	288,064

Independent Power Producers — 0.1%
NRG Energy, Inc.	15,211	497,704

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	6,491	773,597

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	9,901	1,163,566
Airgas, Inc.	3,113	330,787
Praxair, Inc.	13,750	1,795,062

		3,289,415

Instruments-Controls — 0.4%
Honeywell International, Inc.	36,676	3,407,200

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	5,278	221,518
Thermo Fisher Scientific, Inc.	18,325	2,089,050
Waters Corp.†	3,984	392,583

		2,703,151

Insurance Brokers — 0.3%
Aon PLC	14,083	1,195,365
Marsh & McLennan Cos., Inc.	25,649	1,264,752

		2,460,117

Insurance-Life/Health — 0.6%
Aflac, Inc.	21,320	1,337,191
Lincoln National Corp.	12,334	598,322
Principal Financial Group, Inc.	12,855	602,128
Prudential Financial, Inc.	21,656	1,747,206
Torchmark Corp.	4,142	330,117
Unum Group	12,135	403,125

		5,018,089

Insurance-Multi-line — 1.4%
ACE, Ltd.	15,746	1,611,131
Allstate Corp.	20,912	1,190,938
American International Group, Inc.(1)	68,479	3,638,289
Assurant, Inc.	3,351	225,891
Cincinnati Financial Corp.	6,883	335,477
Genworth Financial, Inc., Class A†	23,169	413,567
Hartford Financial Services Group, Inc.	20,877	748,858
Loews Corp.	14,315	629,431
MetLife, Inc.	52,551	2,751,045
XL Group PLC	12,912	404,791

		11,949,418

Insurance-Property/Casualty — 0.4%
Chubb Corp.	11,487	1,057,723
Progressive Corp.	25,616	621,188
Travelers Cos., Inc.	16,479	1,492,668

		3,171,579

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	84,200	10,849,170

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	79,904	4,776,661

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	3,167	333,073

Internet Security — 0.1%
Symantec Corp.	32,346	655,977
VeriSign, Inc.†	5,877	277,277

		933,254

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	8,928	996,633
BlackRock, Inc.	5,876	1,768,676
Franklin Resources, Inc.	18,884	988,577
Invesco, Ltd.	20,260	713,355
Legg Mason, Inc.	4,902	229,855
T. Rowe Price Group, Inc.	12,258	1,006,749

		5,703,845

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	29,833	3,144,398
Joy Global, Inc.	4,684	282,820

		3,427,218

Machinery-Farming — 0.2%
Deere & Co.	17,292	1,614,035

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	4,656	646,951

Machinery-Pumps — 0.1%
Flowserve Corp.	6,435	470,077
Xylem, Inc.	8,638	324,702

		794,779

Medical Information Systems — 0.1%
Cerner Corp.†	13,835	709,736

Medical Instruments — 0.7%
Boston Scientific Corp.†	61,936	781,013
Edwards Lifesciences Corp.†	5,016	408,654
Intuitive Surgical, Inc.†	1,785	645,634
Medtronic, Inc.	46,811	2,753,423
St Jude Medical, Inc.	13,274	842,501

		5,431,225

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,990	393,813
Quest Diagnostics, Inc.	6,750	377,528

		771,341

Medical Products — 0.9%
Baxter International, Inc.	25,407	1,849,375
Becton Dickinson and Co.	9,028	1,020,435
CareFusion Corp.†	9,747	380,718
Covidien PLC	21,083	1,502,164
Hospira, Inc.†	7,786	356,599
Stryker Corp.	13,786	1,071,861
Varian Medical Systems, Inc.†	4,843	385,261
Zimmer Holdings, Inc.	7,919	766,559

		7,332,972

Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	9,253	1,463,824
Amgen, Inc.	35,314	3,946,339
Biogen Idec, Inc.†	11,057	3,174,686
Celgene Corp.†	18,991	2,791,867
Gilead Sciences, Inc.†	71,949	5,647,277
Regeneron Pharmaceuticals, Inc.†	3,684	1,093,743
Vertex Pharmaceuticals, Inc.†	11,028	746,596

		18,864,332

Medical-Drugs — 5.8%
Abbott Laboratories	72,174	2,796,021
AbbVie, Inc.	74,300	3,869,544
Allergan, Inc.	13,960	2,315,126
Bristol-Myers Squibb Co.	76,897	3,851,771
Eli Lilly & Co.	46,088	2,723,801
Forest Laboratories, Inc.†	11,155	1,025,256
Johnson & Johnson	132,316	13,402,288
Merck & Co., Inc.	137,542	8,054,459
Pfizer, Inc.	298,549	9,338,613
Zoetis, Inc.	23,387	707,690

		48,084,569

Medical-Generic Drugs — 0.4%
Actavis PLC†	8,148	1,664,881
Mylan, Inc.†	17,395	883,318
Perrigo Co. PLC	6,256	906,244

		3,454,443

Medical-HMO — 0.9%
Aetna, Inc.	16,965	1,212,149
Cigna Corp.	12,796	1,024,192
Humana, Inc.	7,205	790,749
UnitedHealth Group, Inc.	46,267	3,471,876
WellPoint, Inc.	13,211	1,330,083

		7,829,049

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	4,537	204,528

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	10,720	698,730
Cardinal Health, Inc.	16,038	1,114,801
McKesson Corp.	10,764	1,821,161

		3,634,692

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	6,793	1,719,240

Metal-Aluminum — 0.1%
Alcoa, Inc.	54,776	737,833

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	48,570	1,669,351

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	10,292	760,990

Multimedia — 1.6%
Time Warner, Inc.	41,752	2,774,838

Twenty-First Century Fox, Inc., Class A	90,778	2,906,712
Viacom, Inc., Class B	18,639	1,583,942
Walt Disney Co.	76,213	6,046,739

		13,312,231

Networking Products — 0.7%
Cisco Systems, Inc.	240,941	5,568,147

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	12,650	443,888
Waste Management, Inc.	20,219	898,735

		1,342,623

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	9,473	253,876
Xerox Corp.	52,098	629,865

		883,741

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	4,490	218,483

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	3,252	177,592
Ensco PLC, Class A	10,924	551,116
Helmerich & Payne, Inc.	5,030	546,510
Nabors Industries, Ltd.	12,204	311,446
Noble Corp. PLC	11,887	366,238
Rowan Cos. PLC, Class A†	5,811	179,676
Transocean, Ltd.	15,873	683,650

		2,816,228

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	23,563	2,333,208
Apache Corp.	18,462	1,602,502
Cabot Oil & Gas Corp.	19,749	775,741
Chesapeake Energy Corp.	23,682	680,857
ConocoPhillips	57,349	4,261,604
Denbury Resources, Inc.	16,650	280,053
Devon Energy Corp.	17,912	1,253,840
EOG Resources, Inc.	25,550	2,503,900
EQT Corp.	7,058	769,251
Newfield Exploration Co.†	6,376	215,828
Noble Energy, Inc.	16,834	1,208,344
Occidental Petroleum Corp.	37,173	3,559,315
Pioneer Natural Resources Co.	6,685	1,292,010
QEP Resources, Inc.	8,388	257,428
Range Resources Corp.	7,656	692,485
Southwestern Energy Co.†	16,508	790,403

		22,476,769

Oil Companies-Integrated — 4.5%
Chevron Corp.	89,296	11,208,434
Exxon Mobil Corp.	202,117	20,698,802
Hess Corp.	12,781	1,139,554
Marathon Oil Corp.	32,598	1,178,418
Murphy Oil Corp.	8,054	510,865
Phillips 66	27,485	2,287,301

		37,023,374

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	10,140	658,694
FMC Technologies, Inc.†	11,039	625,911
National Oilwell Varco, Inc.	20,043	1,573,977

		2,858,582

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	13,778	1,280,665
Tesoro Corp.	6,165	347,028
Valero Energy Corp.	24,907	1,423,933

		3,051,626

Oil-Field Services — 1.2%
Baker Hughes, Inc.	20,449	1,429,385
Halliburton Co.	39,798	2,510,060
Schlumberger, Ltd.	61,148	6,209,579

		10,149,024

Paper & Related Products — 0.2%
International Paper Co.	20,524	957,445
MeadWestvaco Corp.	8,165	319,006

		1,276,451

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	36,297	2,416,654

Pipelines — 0.5%
Kinder Morgan, Inc.	31,335	1,023,401
ONEOK, Inc.	9,720	614,498
Spectra Energy Corp.	31,346	1,244,750
Williams Cos., Inc.	32,012	1,349,946

		4,232,595

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	10,635	288,953
Graham Holdings Co., Class B	204	136,931
News Corp., Class A†	23,291	396,413

		822,297

Publishing-Periodicals — 0.1%
Nielsen Holdings NV	13,291	624,012

Real Estate Investment Trusts — 2.1%
American Tower Corp.	18,476	1,543,116
Apartment Investment & Management Co., Class A	6,833	210,661
AvalonBay Communities, Inc.	5,690	776,969
Boston Properties, Inc.	7,157	838,371
Crown Castle International Corp.	15,625	1,136,406
Equity Residential	15,707	933,624
Essex Property Trust, Inc.	2,880	498,989
General Growth Properties, Inc.	24,386	560,146
HCP, Inc.	21,383	895,092
Health Care REIT, Inc.	13,563	855,690
Host Hotels & Resorts, Inc.	35,395	759,223
Kimco Realty Corp.	19,166	439,285
Macerich Co.	6,574	426,718
Plum Creek Timber Co., Inc.	8,283	361,139
Prologis, Inc.	23,368	949,442
Public Storage	6,763	1,186,974
Simon Property Group, Inc.	14,699	2,545,867
Ventas, Inc.	13,764	909,525
Vornado Realty Trust	8,147	835,882
Weyerhaeuser Co.	27,342	816,159

		17,479,278

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	13,043	347,466

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	12,983	579,691
Gap, Inc.	12,390	486,927
L Brands, Inc.	11,405	618,151
PVH Corp.	3,818	479,426
Ross Stores, Inc.	10,052	684,340
Urban Outfitters, Inc.†	5,099	181,805

		3,030,340

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,577	841,945
O’Reilly Automotive, Inc.†	4,975	740,230

		1,582,175

Retail-Automobile — 0.1%
AutoNation, Inc.†	2,952	156,426
CarMax, Inc.†	10,441	457,107

		613,533

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	9,959	618,753

Retail-Building Products — 0.9%
Home Depot, Inc.	65,867	5,237,085
Lowe’s Cos., Inc.	48,917	2,245,780

		7,482,865

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	5,417	214,947

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	12,785	331,515

Retail-Discount — 1.4%
Costco Wholesale Corp.	20,567	2,379,191
Dollar General Corp.†	13,781	777,800
Dollar Tree, Inc.†	9,733	506,797
Family Dollar Stores, Inc.	4,470	262,612
Target Corp.	29,565	1,825,639
Wal-Mart Stores, Inc.	75,673	6,031,895

		11,783,934

Retail-Drug Store — 0.8%
CVS Caremark Corp.	55,306	4,021,853
Walgreen Co.	40,887	2,776,227

		6,798,080

Retail-Gardening Products — 0.1%
Tractor Supply Co.	6,528	438,943

Retail-Jewelry — 0.1%
Tiffany & Co.	5,151	450,661

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	6,692	410,086
TJX Cos., Inc.	33,265	1,935,357

		2,345,443

Retail-Office Supplies — 0.0%
Staples, Inc.	30,436	380,450

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	4,852	328,383

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	9,415	515,848
Macy’s, Inc.	17,235	989,806

		1,505,654

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	1,451	723,323
Darden Restaurants, Inc.	6,140	305,219
McDonald’s Corp.	46,300	4,693,894
Starbucks Corp.	35,356	2,496,841
Yum! Brands, Inc.	20,717	1,595,002

		9,814,279

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	12,893	324,904

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	22,244	221,550
People’s United Financial, Inc.	14,511	207,217

		428,767

Security Services — 0.0%
ADT Corp.	8,574	259,278

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	14,618	749,757
Linear Technology Corp.	11,035	491,058
QUALCOMM, Inc.	79,097	6,225,725

		7,466,540

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	56,645	1,079,654
KLA-Tencor Corp.	7,791	498,546
Lam Research Corp.†	7,592	437,375

		2,015,575

Steel-Producers — 0.1%
Nucor Corp.	14,891	770,609
United States Steel Corp.	6,767	176,078

		946,687

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	5,049	208,019

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	65,114	1,361,534

Telecommunication Equipment — 0.1%
Harris Corp.	4,995	367,232
Juniper Networks, Inc.†	22,140	546,637

		913,869

Telephone-Integrated — 2.3%
AT&T, Inc.	243,540	8,694,378
CenturyLink, Inc.	27,033	943,722
Frontier Communications Corp.	46,752	278,174
Verizon Communications, Inc.	193,694	9,051,321

Windstream Holdings, Inc.	27,877	252,844

		19,220,439

Television — 0.2%
CBS Corp., Class B	25,811	1,490,843

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	2,857	378,295

Tobacco — 1.4%
Altria Group, Inc.	93,212	3,738,733
Lorillard, Inc.	16,941	1,006,634
Philip Morris International, Inc.	74,144	6,334,122
Reynolds American, Inc.	14,566	821,960

		11,901,449

Tools-Hand Held — 0.1%
Snap-on, Inc.	2,719	315,404
Stanley Black & Decker, Inc.	7,278	625,107

		940,511

Toys — 0.1%
Hasbro, Inc.	5,451	301,222
Mattel, Inc.	15,920	624,303

		925,525

Transport-Rail — 0.9%
CSX Corp.	47,128	1,329,952
Kansas City Southern	5,157	520,238
Norfolk Southern Corp.	14,486	1,369,362
Union Pacific Corp.	21,284	4,053,112

		7,272,664

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	6,944	409,002
Expeditors International of Washington, Inc.	9,479	390,914
FedEx Corp.	12,993	1,770,296
Ryder System, Inc.	2,498	205,286
United Parcel Service, Inc., Class B	33,239	3,274,041

		6,049,539

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	9,432	832,468

Web Portals/ISP — 1.9%
Google, Inc., Class A†	13,203	7,062,020
Google, Inc., Class C†	13,203	6,953,492
Yahoo!, Inc.†	43,907	1,578,457

		15,593,969

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	10,568	671,913

Total Common Stocks (cost $673,261,301)		785,817,462

EXCHANGE-TRADED FUNDS — 4.1%
iShares Core S&P 500 ETF (cost $33,427,997)	178,159	33,768,257

Total Long-Term Investment Securities (cost $706,689,298)		819,585,719

REPURCHASE AGREEMENT — 1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $10,009,000)	$10,009,000	10,009,000

TOTAL INVESTMENTS (cost $716,698,298)(3)	100.0%	829,594,719
Liabilities in excess of other assets	(0.0)	(252,780)

NET ASSETS	100.0%	$829,341,939

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange Traded Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
86	Long	S&P 500 E-Mini Index	June 2014	$7,957,947	$8,074,970	$117,023

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Drugs	$48,084,569	$—	$—	$48,084,569
Other Industries*	737,732,893	—	—	737,732,893
Exchange-Traded Funds	33,768,257	—	—	33,768,257
Repurchase Agreement	—	10,009,000	—	10,009,000
Other Financial Instruments:@
Open Futures Contracts – Appreciation	117,023	—	—	117,023

Total	$819,702,742	$10,009,000	$—	$829,711,742

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.9%
Advertising Agencies — 0.9%
Omnicom Group, Inc.	103,094	$6,977,402

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	88,470	10,468,655

Apparel Manufacturers — 0.4%
VF Corp.	51,606	3,152,611

Applications Software — 1.2%
Microsoft Corp.	212,877	8,600,231

Auto-Heavy Duty Trucks — 1.3%
PACCAR, Inc.	153,035	9,791,179

Banks-Commercial — 2.5%
BB&T Corp.	206,428	7,705,957
Cullen/Frost Bankers, Inc.	66,452	5,077,598
M&T Bank Corp.	48,311	5,894,425

		18,677,980

Banks-Fiduciary — 1.0%
Northern Trust Corp.	127,999	7,711,940

Banks-Super Regional — 7.4%
PNC Financial Services Group, Inc.	179,098	15,051,396
US Bancorp	168,091	6,854,751
Wells Fargo & Co.	662,323	32,877,714

		54,783,861

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	151,464	6,178,217

Cable/Satellite TV — 1.2%
Comcast Corp., Special Class A	119,756	6,111,149
Time Warner Cable, Inc.	19,591	2,771,343

		8,882,492

Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	81,119	5,460,931
PPG Industries, Inc.	23,243	4,500,310

		9,961,241

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	85,635	6,676,104
McGraw Hill Financial, Inc.	67,960	5,024,283

		11,700,387

Computer Services — 0.9%
Accenture PLC, Class A	79,404	6,369,789

Computers — 1.9%
Apple, Inc.	23,738	14,007,556

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	128,851	10,636,650

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	120,625	6,444,994

Distribution/Wholesale — 1.1%
Fastenal Co.	63,281	3,169,113
Genuine Parts Co.	57,468	5,006,612

		8,175,725

Diversified Manufacturing Operations — 2.5%
3M Co.	61,932	8,614,122
Illinois Tool Works, Inc.	112,211	9,563,743

		18,177,865

Electric Products-Misc. — 0.5%
Emerson Electric Co.	49,966	3,406,682

Electric-Integrated — 4.7%
CMS Energy Corp.	165,497	5,016,214
Dominion Resources, Inc.	51,710	3,751,043
DTE Energy Co.	47,708	3,727,903
Edison International	154,242	8,723,928
NextEra Energy, Inc.	92,887	9,274,767
Xcel Energy, Inc.	142,588	4,544,280

		35,038,135

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	133,527	6,068,802
Xilinx, Inc.	111,941	5,282,496

		11,351,298

Finance-Other Services — 1.2%
CME Group, Inc.	128,906	9,073,693

Food-Confectionery — 1.2%
Hershey Co.	67,623	6,508,038
J.M. Smucker Co.	28,083	2,715,064

		9,223,102

Food-Misc./Diversified — 1.0%
Mondelez International, Inc., Class A	206,710	7,369,211

Gas-Distribution — 2.2%
NiSource, Inc.	227,865	8,276,057
Sempra Energy	82,832	8,168,063

		16,444,120

Hotel/Motels — 0.7%
Wyndham Worldwide Corp.	77,088	5,499,458

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	43,051	5,059,353

Instruments-Controls — 1.4%
Honeywell International, Inc.	107,316	9,969,656

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	94,786	4,267,266

Insurance-Life/Health — 1.2%
Prudential Financial, Inc.	107,462	8,670,034

Insurance-Multi-line — 2.7%
Cincinnati Financial Corp.	79,888	3,893,741
Hartford Financial Services Group, Inc.	227,709	8,167,922
MetLife, Inc.	143,533	7,513,952

		19,575,615

Insurance-Property/Casualty — 1.7%
Travelers Cos., Inc.	138,764	12,569,243

Insurance-Reinsurance — 0.5%
Validus Holdings, Ltd.	90,189	3,343,306

Investment Management/Advisor Services — 3.0%
Ameriprise Financial, Inc.	49,275	5,500,568
BlackRock, Inc.	29,597	8,908,697
T. Rowe Price Group, Inc.	89,804	7,375,603

		21,784,868

Medical Products — 2.0%
Baxter International, Inc.	88,243	6,423,208
Becton Dickinson and Co.	70,926	8,016,766

		14,439,974

Medical-Drugs — 10.9%
AbbVie, Inc.	98,976	5,154,670
Bristol-Myers Squibb Co.	205,469	10,291,942
Johnson & Johnson	288,282	29,200,084
Merck & Co., Inc.	272,804	15,975,402
Pfizer, Inc.	634,235	19,838,871

		80,460,969

Multimedia — 1.3%
Time Warner, Inc.	139,589	9,277,085

Oil Companies-Exploration & Production — 4.5%
ConocoPhillips	248,231	18,446,046
Occidental Petroleum Corp.	152,824	14,632,898

		33,078,944

Oil Companies-Integrated — 4.5%
Chevron Corp.	123,265	15,472,223
Exxon Mobil Corp.	175,085	17,930,455

		33,402,678

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	75,363	7,004,991

Pipelines — 0.9%
Kinder Morgan, Inc.	86,645	2,829,826
Williams Cos., Inc.	89,310	3,766,202

		6,596,028

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc.	27,618	2,038,761
AvalonBay Communities, Inc.	18,120	2,474,286
Simon Property Group, Inc.	27,741	4,804,741

		9,317,788

Retail-Apparel/Shoe — 2.0%
Gap, Inc.	175,749	6,906,936
L Brands, Inc.	144,458	7,829,623

		14,736,559

Retail-Building Products — 1.0%
Home Depot, Inc.	92,604	7,362,944

Retail-Jewelry — 0.7%
Tiffany & Co.	55,803	4,882,204

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	78,465	4,929,171

Retail-Regional Department Stores — 0.6%
Macy’s, Inc.	71,692	4,117,272

Retail-Restaurants — 1.5%
Brinker International, Inc.	59,688	2,933,068
Dunkin’ Brands Group, Inc.	102,386	4,659,587
Yum! Brands, Inc.	47,704	3,672,731

		11,265,386

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	139,437	7,151,724
QUALCOMM, Inc.	67,682	5,327,250

		12,478,974

Semiconductor Equipment — 1.1%
KLA-Tencor Corp.	132,080	8,451,799

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	246,443	11,516,281

Theaters — 0.5%
Cinemark Holdings, Inc.	134,638	3,987,978

Tobacco — 2.7%
Lorillard, Inc.	144,282	8,573,236
Philip Morris International, Inc.	136,904	11,695,709

		20,268,945

Tools-Hand Held — 0.5%
Snap-on, Inc.	29,564	3,429,424

Transport-Rail — 1.4%
Norfolk Southern Corp.	74,627	7,054,490
Union Pacific Corp.	18,645	3,550,568

		10,605,058

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	78,288	7,711,368

Total Long-Term Investment Securities (cost $592,810,177)		722,665,635

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $11,492,000)	$11,492,000	11,492,000

TOTAL INVESTMENTS (cost $604,302,177)(1)	99.4%	734,157,635
Other assets less liabilities	0.6	4,100,305

NET ASSETS	100.0%	$738,257,940

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$54,783,861	$—	$—	$54,783,861
Medical-Drugs	80,460,969	—	—	80,460,969
Other Industries*	587,420,805	—	—	587,420,805
Short-Term Investment Securities:
Time Deposits	—	11,492,000	—	11,492,000

Total	$722,665,635	$11,492,000	$—	$734,157,635

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.3%
Auto/Truck Parts & Equipment-Original — 1.6%
Delphi Automotive PLC	47,240	$3,157,522

Banks-Commercial — 2.1%
CIT Group, Inc.	97,400	4,193,070

Beverages-Wine/Spirits — 1.2%
Diageo PLC	75,870	2,328,197

Building Products-Cement — 1.8%
Vulcan Materials Co.	55,900	3,607,227

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	78,940	4,085,934

Commercial Services-Finance — 2.8%
MasterCard, Inc., Class A	27,280	2,006,444
McGraw Hill Financial, Inc.	48,660	3,597,434

		5,603,878

Computers — 4.4%
Apple, Inc.	14,950	8,821,845

Computers-Memory Devices — 2.2%
Western Digital Corp.	51,130	4,506,087

Diversified Banking Institutions — 6.0%
Citigroup, Inc.	120,644	5,780,054
JPMorgan Chase & Co.	114,150	6,390,117

		12,170,171

Diversified Manufacturing Operations — 3.4%
General Electric Co.	255,650	6,874,428

E-Commerce/Products — 2.3%
eBay, Inc.†	89,530	4,640,340

Electric-Integrated — 1.4%
Exelon Corp.	82,970	2,906,439

Electronic Security Devices — 2.7%
Tyco International, Ltd.	134,010	5,481,009

Finance-Credit Card — 2.0%
Discover Financial Services	71,448	3,993,943

Finance-Other Services — 2.0%
CME Group, Inc.	58,700	4,131,893

Food-Misc./Diversified — 2.8%
Mondelez International, Inc., Class A	161,420	5,754,623

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	8,480	996,570

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	49,200	2,426,052

Insurance-Life/Health — 0.7%
Lincoln National Corp.	29,460	1,429,105

Insurance-Multi-line — 0.4%
Genworth Financial, Inc., Class A†	47,670	850,910

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	33,700	2,014,586

Machinery-Farming — 3.0%
Deere & Co.	64,010	5,974,693

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	2,660	962,122

Medical Products — 2.0%
Covidien PLC	57,870	4,123,238

Medical-Biomedical/Gene — 2.2%
Gilead Sciences, Inc.†	57,050	4,477,854

Medical-Drugs — 6.7%
AbbVie, Inc.	43,294	2,254,751
Allergan, Inc.	20,430	3,388,111
Pfizer, Inc.	172,343	5,390,889
Zoetis, Inc.	81,829	2,476,146

		13,509,897

Medical-Generic Drugs — 2.3%
Actavis PLC†	22,500	4,597,425

Medical-HMO — 1.4%
UnitedHealth Group, Inc.	38,440	2,884,538

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	50,360	1,612,527

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	36,060	1,265,345

Office Automation & Equipment — 0.5%
Xerox Corp.	76,590	925,973

Oil Companies-Exploration & Production — 2.9%
Noble Energy, Inc.	82,730	5,938,359

Oil Companies-Integrated — 3.9%
Chevron Corp.	62,780	7,880,146

Oil Field Machinery & Equipment — 3.4%
National Oilwell Varco, Inc.	87,950	6,906,713

Pharmacy Services — 2.6%
Express Scripts Holding Co.†	78,514	5,227,462

Real Estate Investment Trusts — 0.7%
Digital Realty Trust, Inc.	25,510	1,362,234

Retail-Apparel/Shoe — 0.7%
PVH Corp.	10,680	1,341,088

Retail-Auto Parts — 2.8%
AutoZone, Inc.†	10,500	5,605,845

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	25,900	1,506,862

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	42,260	805,476

Soap & Cleaning Preparation — 1.5%
Henkel AG & Co. KGaA	28,917	2,967,928

Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	38,300	800,853

Telecom Services — 1.3%
Amdocs, Ltd.	56,340	2,621,500

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	74,620	3,486,993

Tobacco — 3.3%
Philip Morris International, Inc.	78,310	6,690,023

Transport-Rail — 2.6%
Canadian National Railway Co.	77,960	4,566,117
CSX Corp.	26,470	746,984

		5,313,101

Web Portals/ISP — 3.9%
Google, Inc., Class C†	7,370	3,881,484

Google, Inc., Class A†	7,360	3,936,717

		7,818,201

Total Common Stocks (cost $174,436,224)		196,580,225

PREFERRED SECURITIES — 0.4%
Soap & Cleaning Preparation — 0.4%
Henkel AG & Co. KGaA (cost $712,294)	7,143	795,462

Total Long-Term Investment Securities (cost $175,148,518)		197,375,687

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 04/30/2014 to be repurchased 05/01/2014 in the amount of $6,246,000 and collateralized by $6,920,000 by Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $6,371,521 (cost $6,246,000)	$6,246,000	6,246,000

TOTAL INVESTMENTS (cost $181,394,518)(1)	100.8%	203,621,687
Liabilities in excess of other assets	(0.8)	(1,622,675)

NET ASSETS	100.0%	$201,999,012

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$12,170,171	$—	$—	$12,170,171
Medical Drugs	13,509,897	—	—	13,509,897
Other Industries*	170,900,157	—	—	170,900,157
Preferred Securities	795,462		—	795,462
Repurchase Agreement	—	6,246,000	—	6,246,000

Total	$197,375,687	$6,246,000	$—	$203,621,687

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $3,763,391 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio Statements

SunAmerica Series Trust

Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.3%
Agricultural Chemicals — 0.7%
Monsanto Co.	82,509	$9,133,746

Applications Software — 1.1%
Microsoft Corp.	373,720	15,098,288

Auto-Heavy Duty Trucks — 1.6%
PACCAR, Inc.	328,450	21,014,231

Banks-Fiduciary — 6.4%
Bank of New York Mellon Corp.	2,575,240	87,223,379

Banks-Super Regional — 7.1%
Wells Fargo & Co.	1,945,549	96,577,052

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	87,540	10,748,161

Brewery — 0.8%
Heineken Holding NV	175,312	11,188,073

Building Products-Cement — 2.3%
Holcim, Ltd.	115,875	10,611,891
Lafarge SA	180,660	16,504,547
Martin Marietta Materials, Inc.	33,830	4,206,084

		31,322,522

Cable/Satellite TV — 1.9%
Liberty Global PLC, Class C†	662,910	25,475,631

Casino Hotels — 2.0%
Las Vegas Sands Corp.	345,650	27,351,285

Chemicals-Specialty — 1.4%
Ecolab, Inc.	185,270	19,386,653

Commercial Services-Finance — 0.7%
Experian PLC	180,667	3,465,232
Moody’s Corp.	74,950	5,883,575

		9,348,807

Computers — 0.5%
Hewlett-Packard Co.	188,195	6,221,727

Diversified Banking Institutions — 1.5%
JPMorgan Chase & Co.	359,606	20,130,744

Diversified Financial Services — 1.0%
Julius Baer Group, Ltd.	284,100	13,283,394

Diversified Manufacturing Operations — 0.6%
Textron, Inc.	193,900	7,930,510

Diversified Operations — 0.8%
China Merchants Holdings International Co., Ltd.	3,551,256	11,061,961

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	74,010	22,508,661

E-Commerce/Services — 2.9%
Liberty Interactive Corp., Class A†	337,400	9,804,844
Liberty Ventures, Series A†	45,248	2,626,194
Netflix, Inc.†	17,000	5,474,680
Priceline Group, Inc.†	13,030	15,085,482
SouFun Holdings, Ltd. ADR	476,540	5,608,876

		38,600,076

Electronic Components-Semiconductors — 1.3%
Texas Instruments, Inc.	387,180	17,597,331

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	115,742	6,254,698

Enterprise Software/Service — 1.1%
Oracle Corp.	351,000	14,348,880

Entertainment Software — 1.0%
Activision Blizzard, Inc.	644,700	12,900,447

Finance-Credit Card — 8.2%
American Express Co.	1,137,630	99,462,991
Visa, Inc., Class A	55,380	11,220,542

		110,683,533

Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	719,400	19,100,070

Food-Misc./Diversified — 0.2%
Nestle SA	39,240	3,029,608

Food-Wholesale/Distribution — 1.0%
Sysco Corp.	380,460	13,860,158

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,843,179

Industrial Gases — 2.9%
Air Products & Chemicals, Inc.	224,260	26,355,035
Praxair, Inc.	98,860	12,906,173

		39,261,208

Insurance-Multi-line — 2.5%
ACE, Ltd.	144,020	14,736,126
Loews Corp.	418,430	18,398,367

		33,134,493

Insurance-Property/Casualty — 1.9%
Alleghany Corp.†	7,686	3,135,734
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,973,658
Fairfax Financial Holdings, Ltd. (OTC)	17,490	7,647,153
Markel Corp.†	4,150	2,597,568
Progressive Corp.	382,680	9,279,990

		25,634,103

Insurance-Reinsurance — 5.7%
Berkshire Hathaway, Inc., Class A†	370	71,511,750
Everest Re Group, Ltd.	39,625	6,261,939

		77,773,689

Internet Content-Entertainment — 0.1%
Twitter, Inc.†	45,140	1,759,106

Internet Security — 0.5%
Qihoo 360 Technology Co., Ltd. ADR†	82,190	6,935,192

Medical Labs & Testing Services — 2.3%
Laboratory Corp. of America Holdings†	319,460	31,530,702

Medical-Drugs — 1.2%
Valeant Pharmaceuticals International, Inc.†	118,110	15,792,488

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	506,060	37,974,742

Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	80,170	5,927,770

Multimedia — 0.5%
Walt Disney Co.	84,470	6,701,850

Oil Companies-Exploration & Production — 4.8%
Canadian Natural Resources, Ltd.	1,031,238	42,043,573
EOG Resources, Inc.	162,200	15,895,600
Occidental Petroleum Corp.	72,022	6,896,107

		64,835,280

Oil-Field Services — 0.6%
Schlumberger, Ltd.	76,360	7,754,358

Pharmacy Services — 2.5%
Express Scripts Holding Co.†	511,140	34,031,701

Power Converter/Supply Equipment — 0.5%
Schneider Electric SA	78,160	7,324,799

Real Estate Operations & Development — 1.3%
Brookfield Asset Management, Inc., Class A	170,146	7,156,341
Hang Lung Group, Ltd.	1,957,000	10,614,263

		17,770,604

Retail-Automobile — 1.2%
CarMax, Inc.†	382,282	16,736,306

Retail-Bedding — 1.7%
Bed Bath & Beyond, Inc.†	376,570	23,396,294

Retail-Discount — 3.4%
Costco Wholesale Corp.	394,692	45,657,971

Retail-Drug Store — 1.8%
CVS Caremark Corp.	343,526	24,981,211

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	31,800	3,226,611

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,762,417

Tobacco — 0.5%
Philip Morris International, Inc.	77,425	6,614,418

Transport-Services — 1.2%
Kuehne & Nagel International AG	114,000	15,569,594

Web Portals/ISP — 6.0%
Google, Inc., Class A†	75,828	40,558,881
Google, Inc., Class C†	75,828	39,935,574

		80,494,455

Total Long-Term Investment Securities (cost $825,939,318)		1,316,804,167

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.6%
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.10% due 05/01/2014 (cost $8,600,000)	$8,600,000	8,600,000

TOTAL INVESTMENTS (cost $834,539,318)(1)	97.9%	1,325,404,167
Other assets less liabilities	2.1	28,359,818

NET ASSETS	100.0%	$1,353,763,985

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Banks-Fiduciary	$87,223,379	$—	$—	$87,223,379
Banks-Super Regional	96,577,052	—	—	96,577,052
Finance-Credit Card	110,683,533	—	—	110,683,533
Insurance-Reinsurance	77,773,689	—	—	77,773,689
Web Portals/ISP	80,494,455	—	—	80,494,455
Other Industries*	864,052,059	—	—	864,052,059
Short-Term Investment Securities:
Commercial Paper	—	8,600,000	—	8,600,000

Total	$1,316,804,167	$8,600,000	$—	$1,325,404,167

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $90,786,463 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.4%
Aerospace/Defense — 3.2%
Lockheed Martin Corp.	47,038	$7,720,817

Beverages-Non-alcoholic — 6.7%
Coca-Cola Co.	198,227	8,085,679
PepsiCo, Inc.	91,777	7,882,727

		15,968,406

Consumer Products-Misc. — 6.6%
Clorox Co.	87,307	7,918,745
Kimberly-Clark Corp.	69,509	7,802,385

		15,721,130

Cosmetics & Toiletries — 3.3%
Procter & Gamble Co.	95,233	7,861,484

Data Processing/Management — 3.2%
Paychex, Inc.	180,657	7,553,269

Distribution/Wholesale — 3.2%
Genuine Parts Co.	88,237	7,687,208

Diversified Manufacturing Operations — 3.3%
General Electric Co.	295,999	7,959,413

Electronic Components-Semiconductors — 3.3%
Intel Corp.	295,203	7,878,968

Food-Misc./Diversified — 6.7%
General Mills, Inc.	147,885	7,840,863
Kellogg Co.	122,203	8,166,826

		16,007,689

Food-Wholesale/Distribution — 3.2%
Sysco Corp.	212,108	7,727,095

Industrial Gases — 3.2%
Air Products & Chemicals, Inc.	64,377	7,565,585

Medical Products — 3.2%
Baxter International, Inc.	104,150	7,581,079

Medical-Drugs — 9.8%
Johnson & Johnson	78,014	7,902,038
Merck & Co., Inc.	134,991	7,905,073
Pfizer, Inc.	240,232	7,514,457

		23,321,568

Networking Products — 3.2%
Cisco Systems, Inc.	333,776	7,713,563

Oil Companies-Integrated — 6.7%
Chevron Corp.	64,447	8,089,388
Exxon Mobil Corp.	78,454	8,034,474

		16,123,862

Retail-Discount — 3.3%
Target Corp.	126,648	7,820,514

Retail-Restaurants — 6.5%
Darden Restaurants, Inc.	150,973	7,504,868
McDonald’s Corp.	78,193	7,927,206

		15,432,074

Telephone-Integrated — 6.4%
AT&T, Inc.	218,457	7,798,915
Verizon Communications, Inc.	161,099	7,528,156

		15,327,071

Tobacco — 3.5%
Lorillard, Inc.	141,994	8,437,284

Toys — 6.3%
Hasbro, Inc.	137,782	7,613,833
Mattel, Inc.	190,633	7,475,673

		15,089,506

Transport-Services — 3.6%
C.H. Robinson Worldwide, Inc.	146,276	8,615,656

Total Long-Term Investment Securities (cost $202,049,699)		235,113,241

REPURCHASE AGREEMENT — 1.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,332,000)	$3,332,000	3,332,000

TOTAL INVESTMENTS (cost $205,381,699)(2)	99.8%	238,445,241
Other assets less liabilities	0.2	562,836

NET ASSETS	100.0%	$239,008,077

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Beverages-Non-alcoholic	$15,968,406	$—	$—	$15,968,406
Consumer Products-Misc.	15,721,130	—	—	15,721,130
Food-Misc./Diversified	16,007,689	—	—	16,007,689
Medical-Drugs	23,321,568	—	—	23,321,568
Oil Companies-Integrated	16,123,862	—	—	16,123,862
Retail-Restaurants	15,432,074	—	—	15,432,074
Telephone-Integrated	15,327,071	—	—	15,327,071
Toys	15,089,506	—	—	15,089,506
Other Industries*	102,121,935	—	—	102,121,935
Repurchase Agreement	—	3,332,000	—	3,332,000

Total	$235,113,241	$3,332,000	$—	$238,445,241

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.4%
Aerospace/Defense — 2.2%
Boeing Co.	73,025	$9,421,685

Agricultural Chemicals — 1.7%
Monsanto Co.	65,566	7,258,156

Airlines — 1.6%
Copa Holdings SA, Class A	51,110	6,914,161

Apparel Manufacturers — 0.7%
Michael Kors Holdings, Ltd.†	34,670	3,161,904

Applications Software — 0.4%
ServiceNow, Inc.†	32,838	1,632,705

Athletic Footwear — 1.1%
NIKE, Inc., Class B	66,417	4,845,120

Beverages-Non-alcoholic — 1.7%
Monster Beverage Corp.†	107,926	7,226,725

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	262,348	13,579,132

Coffee — 0.9%
Keurig Green Mountain, Inc.	42,890	4,017,935

Commercial Services — 0.3%
CoStar Group, Inc.†	7,192	1,157,121

Computer Aided Design — 1.4%
ANSYS, Inc.†	78,405	5,983,086

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A†	164,020	7,857,378

Computers — 4.4%
Apple, Inc.	31,520	18,599,637

Consulting Services — 0.4%
Verisk Analytics, Inc., Class A†	27,623	1,659,866

Cosmetics & Toiletries — 1.0%
Estee Lauder Cos., Inc., Class A	57,160	4,148,101

Diversified Manufacturing Operations — 3.8%
Danaher Corp.	150,721	11,059,907
Parker Hannifin Corp.	40,550	5,144,984

		16,204,891

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	11,170	3,397,132

E-Commerce/Services — 2.4%
Priceline Group, Inc.†	8,760	10,141,890

Electric Products-Misc. — 1.6%
AMETEK, Inc.	129,048	6,803,411

Electronic Connectors — 1.8%
Amphenol Corp., Class A	79,730	7,602,255

Enterprise Software/Service — 0.9%
Informatica Corp.†	104,509	3,704,844

Finance-Credit Card — 3.6%
Visa, Inc., Class A	75,780	15,353,786

Finance-Other Services — 2.4%
IntercontinentalExchange Group, Inc.	49,516	10,123,051

Food-Confectionery — 1.3%
Hershey Co.	57,860	5,568,446

Instruments-Controls — 0.9%
Mettler-Toledo International, Inc.†	16,943	3,949,752

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	108,240	6,470,587

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	62,070	6,527,902

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	16,422	3,254,840
BlackRock, Inc.	12,370	3,723,370

		6,978,210

Medical Instruments — 1.9%
Intuitive Surgical, Inc.†	22,510	8,141,867

Medical-Biomedical/Gene — 7.7%
Biogen Idec, Inc.†	47,016	13,499,234
Celgene Corp.†	18,090	2,659,411
Gilead Sciences, Inc.†	213,990	16,796,075

		32,954,720

Medical-Drugs — 5.5%
Allergan, Inc.	98,786	16,382,670
Quintiles Transnational Holdings, Inc.†	145,426	6,853,928

		23,236,598

Medical-HMO — 1.5%
UnitedHealth Group, Inc.	88,118	6,612,375

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	23,990	4,058,868

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	19,613	4,963,854

Multimedia — 2.4%
Walt Disney Co.	128,559	10,199,871

Oil-Field Services — 2.6%
Oceaneering International, Inc.	33,119	2,426,960
Schlumberger, Ltd.	83,283	8,457,389

		10,884,349

Recreational Vehicles — 1.4%
Polaris Industries, Inc.	43,400	5,829,922

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	25,630	3,813,488

Retail-Building Products — 2.2%
Home Depot, Inc.	119,680	9,515,757

Retail-Discount — 1.6%
Costco Wholesale Corp.	58,660	6,785,789

Retail-Drug Store — 2.8%
CVS Caremark Corp.	163,530	11,891,902

Retail-Restaurants — 1.9%
Starbucks Corp.	113,230	7,996,303

Semiconductor Components-Integrated Circuits — 1.9%
Linear Technology Corp.	179,950	8,007,775

Television — 0.8%
Liberty Media Corp.†	26,240	3,403,590

Tobacco — 2.5%
Philip Morris International, Inc.	124,281	10,617,326

Vitamins & Nutrition Products — 1.8%
Mead Johnson Nutrition Co.	89,330	7,884,266

Web Portals/ISP — 4.9%
Google, Inc., Class A†	19,505	10,432,835
Google, Inc., Class C†	19,505	10,272,503

		20,705,338

Total Long-Term Investment Securities (cost $316,220,358)		397,792,827

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Time Deposits — 7.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $30,434,000)	$30,434,000	30,434,000

TOTAL INVESTMENTS (cost $346,654,358)(1)	100.5%	428,226,827
Liabilities in excess of other assets	(0.5)	(2,279,805)

NET ASSETS	100.0%	$425,947,022

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$32,954,720	$—	$—	$32,954,720
Medical-Drugs	23,236,598	—	—	23,236,598
Other Industries*	341,601,509	—	—	341,601,509
Short-Term Investment Securities:
Time Deposits	—	30,434,000	—	30,434,000

Total	$397,792,827	$30,434,000	$—	$428,226,827

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.3%
Aerospace/Defense-Equipment — 1.2%
B/E Aerospace, Inc.†	8,020	$703,915

Apparel Manufacturers — 0.4%
VF Corp.	3,580	218,702

Applications Software — 0.3%
Salesforce.com, Inc.†	3,540	182,841

Athletic Footwear — 0.9%
NIKE, Inc., Class B	7,550	550,772

Audio/Video Products — 1.0%
Harman International Industries, Inc.	5,730	628,065

Auto/Truck Parts & Equipment-Original — 0.8%
Magna International, Inc.	4,710	461,533

Banks-Fiduciary — 1.4%
Northern Trust Corp.	13,960	841,090

Beverages-Wine/Spirits — 1.3%
Brown-Forman Corp., Class B	8,635	774,732

Brewery — 0.7%
SABMiller PLC	7,490	407,268

Chemicals-Diversified — 2.8%
Dow Chemical Co.	11,150	556,385
PPG Industries, Inc.	5,800	1,122,996

		1,679,381

Chemicals-Specialty — 0.7%
Methanex Corp.	6,800	421,600

Commercial Services-Finance — 3.4%
Alliance Data Systems Corp.†	240	58,056
FleetCor Technologies, Inc.†	4,540	518,150
MasterCard, Inc., Class A	20,170	1,483,504

		2,059,710

Computer Aided Design — 1.8%
Autodesk, Inc.†	22,890	1,099,178

Computers — 6.9%
Apple, Inc.	7,130	4,207,342

Computers-Memory Devices — 3.3%
EMC Corp.	48,690	1,256,202
Western Digital Corp.	8,630	760,562

		2,016,764

Diversified Manufacturing Operations — 1.7%
Parker Hannifin Corp.	6,340	804,419
Pentair, Ltd.	3,120	231,785

		1,036,204

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,895	576,326

E-Commerce/Services — 1.8%
Priceline Group, Inc.†	310	358,902
TripAdvisor, Inc.†	8,890	717,779

		1,076,681

Electric Products-Misc. — 0.9%
AMETEK, Inc.	10,730	565,686

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	8,320	449,613

Electronic Security Devices — 1.0%
Allegion PLC	6,930	341,995
Tyco International, Ltd.	5,760	235,584

		577,579

Enterprise Software/Service — 0.2%
Workday, Inc., Class A†	1,940	141,756

Filtration/Separation Products — 0.9%
Pall Corp.	6,360	535,194

Finance-Credit Card — 2.6%
Discover Financial Services	7,570	423,163
Visa, Inc., Class A	5,660	1,146,773

		1,569,936

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	18,610	494,095

Food-Confectionery — 1.4%
Hershey Co.	9,000	866,160

Instruments-Scientific — 1.5%
Thermo Fisher Scientific, Inc.	8,040	916,560

Insurance Brokers — 1.7%
Aon PLC	12,050	1,022,804

Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	42,210	2,523,314

Internet Content-Information/News — 1.7%
LinkedIn Corp., Class A†	6,660	1,022,110

Investment Management/Advisor Services — 1.8%
Ameriprise Financial, Inc.	4,870	543,638
Invesco, Ltd.	15,970	562,304

		1,105,942

Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	8,310	875,874

Medical Information Systems — 1.3%
Cerner Corp.†	14,830	760,779

Medical-Biomedical/Gene — 11.4%
Amgen, Inc.	3,040	339,720
Biogen Idec, Inc.†	8,530	2,449,133
Celgene Corp.†	7,661	1,126,244
Gilead Sciences, Inc.†	28,190	2,212,633
Vertex Pharmaceuticals, Inc.†	11,570	783,289

		6,911,019

Medical-Drugs — 6.0%
Allergan, Inc.	6,220	1,031,525
Bristol-Myers Squibb Co.	20,140	1,008,813
Pfizer, Inc.	39,110	1,223,361
Roche Holding AG	1,181	346,208

		3,609,907

Medical-Generic Drugs — 1.9%
Actavis PLC†	4,670	954,221
Perrigo Co. PLC	1,210	175,281

		1,129,502

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	2,480	627,663

Multimedia — 7.0%
Time Warner, Inc.	14,450	960,347
Twenty-First Century Fox, Inc., Class B	42,950	1,345,194
Walt Disney Co.	24,540	1,947,004

		4,252,545

Networking Products — 1.4%
Cisco Systems, Inc.	35,970	831,267

Oil Companies-Exploration & Production — 4.6%
Antero Resources Corp.†	6,360	417,661
Cimarex Energy Co.	3,190	379,993
EOG Resources, Inc.	14,430	1,414,140
Pioneer Natural Resources Co.	3,110	601,070

		2,812,864

Oil-Field Services — 1.4%
Halliburton Co.	6,760	426,353
Oceaneering International, Inc.	5,810	425,757

		852,110

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	3,440	322,775

Retail-Building Products — 0.5%
Home Depot, Inc.	3,890	309,294

Retail-Discount — 0.4%
Costco Wholesale Corp.	2,330	269,534

Retail-Drug Store — 2.2%
CVS Caremark Corp.	18,180	1,322,050

Retail-Jewelry — 0.9%
Tiffany & Co.	6,540	572,185

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	13,180	766,812

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	1,390	692,915

Web Portals/ISP — 3.2%
Google, Inc., Class A†	1,925	1,029,644
Google, Inc., Class C†	1,705	897,955

		1,927,599

Total Long-Term Investment Securities (cost $47,230,762)		59,579,547

REPURCHASE AGREEMENT — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $1,057,000 collateralized by $1,175,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,081,870 (cost $1,057,000)	$1,057,000	1,057,000

TOTAL INVESTMENTS (cost $48,287,762)(1)	100.0%	60,636,547
Liabilities in excess of other assets	(0.0)	(12,937)

NET ASSETS	100.0%	$60,623,610

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Computers	$4,207,342	$—	$—	$4,207,342
Medical-Biomedical/Gene	6,911,019	—	—	6,911,019
Medical-Drugs	3,609,907	—	—	3,609,907
Multimedia	4,252,545	—	—	4,252,545
Other Industries*	40,598,734	—	—	40,598,734
Repurchase Agreement	—	1,057,000	—	1,057,000

Total	$59,579,547	$1,057,000	$—	$60,636,547

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $753,476 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments.

SunAmerica Series Trust

MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.9%
Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	142,970	$16,917,640

Apparel Manufacturers — 0.8%
VF Corp.	128,951	7,877,617

Applications Software — 0.7%
Citrix Systems, Inc.†	108,190	6,416,749

Athletic Footwear — 0.7%
NIKE, Inc., Class B	86,950	6,343,003

Auto-Cars/Light Trucks — 0.4%
Bayerische Motoren Werke AG	27,516	3,442,559

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	75,010	5,013,668

Banks-Fiduciary — 0.6%
State Street Corp.	79,260	5,117,026

Banks-Super Regional — 2.1%
Wells Fargo & Co.	390,440	19,381,442

Beverages-Wine/Spirits — 2.0%
Diageo PLC	245,092	7,521,054
Pernod Ricard SA	92,063	11,049,363

		18,570,417

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	278,900	14,435,864

Chemicals-Diversified — 0.8%
FMC Corp.	94,670	7,289,590

Chemicals-Specialty — 0.8%
W.R. Grace & Co.†	81,230	7,481,283

Coatings/Paint — 0.9%
Sherwin-Williams Co.	43,027	8,598,516

Commercial Services-Finance — 1.4%
MasterCard, Inc., Class A	177,586	13,061,450

Computer Services — 2.6%
Accenture PLC, Class A	166,240	13,335,773
Cognizant Technology Solutions Corp., Class A†	227,970	10,920,903

		24,256,676

Computers — 3.0%
Apple, Inc.	26,080	15,389,547
Hewlett-Packard Co.	376,110	12,434,197

		27,823,744

Computers-Memory Devices — 2.0%
EMC Corp.	733,300	18,919,140

Containers-Metal/Glass — 0.7%
Crown Holdings, Inc.†	144,440	6,813,235

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	120,086	8,081,788
Procter & Gamble Co.	230,990	19,068,224

		27,150,012

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	205,390	10,973,988

Distribution/Wholesale — 1.1%
WW Grainger, Inc.	38,280	9,738,432

Diversified Banking Institutions — 6.6%
Bank of America Corp.	752,990	11,400,269
Goldman Sachs Group, Inc.	98,943	15,813,070
JPMorgan Chase & Co.	479,220	26,826,736
Morgan Stanley	241,510	7,469,904

		61,509,979

Diversified Manufacturing Operations — 2.6%
Danaher Corp.	323,860	23,764,847

Electric-Integrated — 2.1%
American Electric Power Co., Inc.	123,310	6,635,311
CMS Energy Corp.	293,520	8,896,591
Wisconsin Energy Corp.	86,790	4,207,579

		19,739,481

Electronic Components-Semiconductors — 2.8%
Altera Corp.	311,880	10,142,338
Microchip Technology, Inc.	327,740	15,580,759

		25,723,097

Engineering/R&D Services — 0.8%
Fluor Corp.	102,110	7,729,727

Enterprise Software/Service — 1.3%
Oracle Corp.	302,180	12,353,118

Finance-Credit Card — 3.8%
American Express Co.	185,590	16,226,134
Visa, Inc., Class A	92,768	18,795,724

		35,021,858

Finance-Other Services — 0.6%
NASDAQ OMX Group, Inc.	156,165	5,762,489

Food-Misc./Diversified — 2.8%
Danone SA	149,666	11,038,090
General Mills, Inc.	74,040	3,925,601
Mondelez International, Inc., Class A	312,080	11,125,652

		26,089,343

Industrial Gases — 1.7%
Linde AG	39,003	8,086,857
Praxair, Inc.	62,391	8,145,145

		16,232,002

Instruments-Controls — 1.7%
Honeywell International, Inc.	167,010	15,515,229

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.	129,770	14,793,780

Insurance-Multi-line — 1.0%
ACE, Ltd.	92,660	9,480,971

Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	47,705	14,359,205
Franklin Resources, Inc.	63,697	3,334,538

		17,693,743

Medical Instruments — 0.6%
St Jude Medical, Inc.	91,510	5,808,140

Medical Products — 2.4%
Covidien PLC	216,760	15,444,150
Stryker Corp.	86,850	6,752,587

		22,196,737

Medical-Biomedical/Gene — 0.5%
Gilead Sciences, Inc.†	53,060	4,164,679

Medical-Drugs — 8.2%
Abbott Laboratories	181,560	7,033,634

Bristol-Myers Squibb Co.	118,430	5,932,159
Endo International PLC†	120,320	7,573,542
Johnson & Johnson	201,620	20,422,090
Pfizer, Inc.	671,430	21,002,330
Valeant Pharmaceuticals International, Inc.†	106,250	14,206,688

		76,170,443

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	56,394	14,272,757

Multimedia — 4.4%
Time Warner, Inc.	173,540	11,533,468
Twenty-First Century Fox, Inc., Class A	330,970	10,597,659
Walt Disney Co.	238,790	18,945,599

		41,076,726

Oil Companies-Exploration & Production — 2.6%
EOG Resources, Inc.	97,540	9,558,920
Noble Energy, Inc.	68,905	4,946,001
Occidental Petroleum Corp.	96,470	9,237,002

		23,741,923

Oil Companies-Integrated — 1.6%
Chevron Corp.	48,240	6,055,085
Exxon Mobil Corp.	88,680	9,081,719

		15,136,804

Oil Field Machinery & Equipment — 3.0%
Cameron International Corp.†	159,280	10,346,829
Dresser-Rand Group, Inc.†	152,260	9,202,595
National Oilwell Varco, Inc.	103,780	8,149,843

		27,699,267

Oil-Field Services — 1.2%
Schlumberger, Ltd.	109,030	11,071,996

Real Estate Investment Trusts — 1.6%
American Tower Corp.	180,660	15,088,723

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	74,250	5,054,940

Retail-Bedding — 0.8%
Bed Bath & Beyond, Inc.†	118,070	7,335,689

Retail-Discount — 1.1%
Target Corp.	165,850	10,241,238

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.	145,020	7,945,646

Retail-Restaurants — 1.3%
McDonald’s Corp.	116,735	11,834,594

Textile-Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SA	49,909	9,814,943

Transport-Rail — 1.2%
Canadian National Railway Co.	193,630	11,340,909

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	76,200	7,505,700

Web Portals/ISP — 2.7%
Google, Inc., Class A†	23,936	12,802,887
Google, Inc., Class C†	23,936	12,606,134

		25,409,021

Total Long-Term Investment Securities (cost $724,664,378)		909,942,590

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Commercial Paper — 0.5%
HSBC Americas, Inc. 0.05% due 05/01/2014	$4,740,000	4,740,000

Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2014	14,318,000	14,318,000

Total Short-Term Investment Securities (cost $19,058,000)		19,058,000

TOTAL INVESTMENTS (cost $743,722,378) (1)	99.9%	929,000,590
Other assets less liabilities	0.1	725,798

NET ASSETS	100.0%	$929,726,388

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Diversified Banking Institutions	$61,509,979	$—	$—	$61,509,979
Medical-Drugs	76,170,443	—	—	76,170,443
Other Industries*	772,262,168	—	—	772,262,168
Short-Term Investment Securities:
Commercial Paper	—	4,740,000	—	4,740,000
Time Deposits	—	14,318,000	—	14,318,000

Total	$909,942,590	$19,058,000	$—	$929,000,590

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $50,952,866 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.7%
Aerospace/Defense-Equipment — 1.5%
B/E Aerospace, Inc.†	47,540	$4,172,586

Agricultural Chemicals — 2.2%
Monsanto Co.	54,560	6,039,792

Airlines — 2.3%
American Airlines Group, Inc.†	82,030	2,876,792
Delta Air Lines, Inc.	96,570	3,556,673

		6,433,465

Applications Software — 2.2%
Salesforce.com, Inc.†	78,210	4,039,547
ServiceNow, Inc.†	42,270	2,101,664

		6,141,211

Athletic Footwear — 2.0%
NIKE, Inc., Class B	77,230	5,633,929

Auto/Truck Parts & Equipment-Original — 1.6%
Delphi Automotive PLC	66,760	4,462,238

Banks-Commercial — 1.3%
First Republic Bank	73,900	3,751,164

Beverages-Wine/Spirits — 3.7%
Brown-Forman Corp., Class B	30,090	2,699,675
Constellation Brands, Inc., Class A†	95,710	7,641,486

		10,341,161

Building & Construction Products-Misc. — 0.8%
Fortune Brands Home & Security, Inc.	53,930	2,149,111

Cable/Satellite TV — 2.6%
Liberty Global PLC, Class A†	17,642	702,504
Liberty Global PLC, Class C†	170,658	6,558,387

		7,260,891

Casino Hotels — 1.8%
Las Vegas Sands Corp.	63,680	5,038,998

Commercial Services-Finance — 3.9%
MasterCard, Inc., Class A	92,630	6,812,937
Vantiv, Inc., Class A†	133,520	4,105,740

		10,918,677

Computers — 3.2%
Apple, Inc.	15,334	9,048,440

Distribution/Wholesale — 0.6%
LKQ Corp.†	59,735	1,739,483

Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	41,010	2,978,966

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	28,097	8,545,141

E-Commerce/Services — 3.4%
Netflix, Inc.†	9,480	3,052,939
Priceline Group, Inc.†	5,650	6,541,288

		9,594,227

Electronic Components-Misc. — 0.9%
Garmin, Ltd.	42,620	2,433,602

Electronic Components-Semiconductors — 2.0%
ARM Holdings PLC ADR	58,590	2,667,017
Micron Technology, Inc.†	108,250	2,827,490

		5,494,507

Electronic Forms — 1.2%
Adobe Systems, Inc.†	53,210	3,282,525

Engines-Internal Combustion — 1.7%
Cummins, Inc.	31,434	4,741,819

Finance-Credit Card — 5.0%
American Express Co.	74,520	6,515,283
Visa, Inc., Class A	36,090	7,312,195

		13,827,478

Finance-Other Services — 2.2%
IntercontinentalExchange Group, Inc.	30,420	6,219,065

Insurance Brokers — 1.7%
Aon PLC	55,920	4,746,490

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	120,590	7,208,870

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	22,268	4,413,518

Medical Information Systems — 1.1%
Cerner Corp.†	58,380	2,994,894

Medical Instruments — 1.1%
Boston Scientific Corp.†	252,240	3,180,746

Medical-Biomedical/Gene — 8.2%
Alexion Pharmaceuticals, Inc.†	30,670	4,851,994
Biogen Idec, Inc.†	20,750	5,957,740
Celgene Corp.†	26,480	3,892,825
Gilead Sciences, Inc.†	57,768	4,534,210
Regeneron Pharmaceuticals, Inc.†	12,560	3,728,939

		22,965,708

Medical-Drugs — 3.9%
AbbVie, Inc.	116,650	6,075,132
Bristol-Myers Squibb Co.	97,030	4,860,233

		10,935,365

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	22,170	3,750,942

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	19,138	4,843,636

Multimedia — 2.8%
Time Warner, Inc.	53,490	3,554,945
Twenty-First Century Fox, Inc., Class A	132,290	4,235,926

		7,790,871

Oil Companies-Exploration & Production — 3.3%
Antero Resources Corp.†	51,694	3,394,745
Pioneer Natural Resources Co.	29,560	5,713,061

		9,107,806

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	32,760	3,045,042

Oil-Field Services — 1.3%
Halliburton Co.	58,260	3,674,458

Rental Auto/Equipment — 1.5%
United Rentals, Inc.†	44,800	4,203,584

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	67,910	3,951,004

Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	6,280	3,130,580
Starbucks Corp.	50,600	3,573,372

		6,703,952

Television — 1.4%
CBS Corp., Class B	68,850	3,976,776

Textile-Home Furnishings — 0.8%
Mohawk Industries, Inc.†	15,890	2,103,995

Web Portals/ISP — 4.5%
Google, Inc., Class A†	11,700	6,258,096
Google, Inc., Class C†	11,700	6,161,922

		12,420,018

Wireless Equipment — 1.7%
SBA Communications Corp., Class A†	52,350	4,698,936

Total Long-Term Investment Securities (cost $232,142,373)		266,965,087

REPURCHASE AGREEMENT — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $12,167,000 and collateralized by $13,480,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $12,411,575 (cost $12,167,000)	$12,167,000	12,167,000

TOTAL INVESTMENTS (cost $244,309,373)(1)	100.0%	279,132,087
Liabilities in excess of other assets	(0.0)	(135,077)

NET ASSETS	100.0%	$278,997,010

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Finance-Credit Card	$13,827,478	$—	$—	$13,827,478
Medical-Biomedical/Gene	22,965,708	—	—	22,965,708
Other Industries*	230,171,901	—	—	230,171,901
Repurchase Agreement	—	12,167,000	—	12,167,000

Total	$266,965,087	$12,167,000	$—	$279,132,087

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.6%
Aerospace/Defense — 1.7%
Lockheed Martin Corp.	19,160	$3,144,922

Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	28,211	3,338,208

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	735	180,200

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	31,670	1,384,929

Apparel Manufacturers — 1.6%
Hanesbrands, Inc.	6,408	526,033
Michael Kors Holdings, Ltd.†	25,312	2,308,454

		2,834,487

Applications Software — 3.0%
Microsoft Corp.	113,739	4,595,056
PTC, Inc.†	23,750	840,037

		5,435,093

Auto-Cars/Light Trucks — 0.8%
General Motors Co.	41,417	1,428,058

Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	15,377	1,027,799

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	34,580	1,410,518
Coca-Cola Enterprises, Inc.	23,019	1,045,983
PepsiCo, Inc.	11,951	1,026,472

		3,482,973

Cable/Satellite TV — 3.6%
Comcast Corp., Class A	77,898	4,032,001
Time Warner Cable, Inc.	16,683	2,359,977

		6,391,978

Casino Hotels — 1.0%
Wynn Resorts, Ltd.	9,089	1,853,156

Chemicals-Diversified — 3.9%
Dow Chemical Co.	39,950	1,993,505
LyondellBasell Industries NV, Class A	30,439	2,815,608
PPG Industries, Inc.	11,391	2,205,525

		7,014,638

Commercial Services-Finance — 1.7%
FleetCor Technologies, Inc.†	18,137	2,069,976
Vantiv, Inc., Class A†	34,780	1,069,485

		3,139,461

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	46,979	2,019,627

Computer Services — 3.7%
Accenture PLC, Class A	31,785	2,549,793
Cognizant Technology Solutions Corp., Class A†	45,390	2,174,408
International Business Machines Corp.	9,530	1,872,359

		6,596,560

Computers — 3.2%
Apple, Inc.	9,765	5,762,229

Computers-Memory Devices — 0.7%
Western Digital Corp.	13,562	1,195,219

Containers-Paper/Plastic — 1.0%
Packaging Corp. of America	26,087	1,738,177

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	26,294	1,769,586

Data Processing/Management — 0.9%
CommVault Systems, Inc.†	15,352	743,037
Fidelity National Information Services, Inc.	14,906	796,427

		1,539,464

Diversified Banking Institutions — 1.1%
Bank of America Corp.	50,400	763,056
Goldman Sachs Group, Inc.	7,208	1,151,983

		1,915,039

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	17,031	1,237,132

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	1,141	347,012

E-Commerce/Services — 1.3%
Priceline Group, Inc.†	2,095	2,425,486

Electric-Generation — 0.6%
AES Corp.	80,286	1,160,133

Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	29,720	1,887,220
Microchip Technology, Inc.	10,930	519,612

		2,406,832

Engines-Internal Combustion — 1.4%
Cummins, Inc.	16,452	2,481,784

Enterprise Software/Service — 2.5%
Oracle Corp.	111,274	4,548,881

Finance-Credit Card — 2.3%
Discover Financial Services	36,775	2,055,723
Visa, Inc., Class A	10,545	2,136,522

		4,192,245

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	57,608	2,417,808

Food-Misc./Diversified — 1.3%
General Mills, Inc.	44,851	2,378,000

Food-Retail — 1.4%
Kroger Co.	54,862	2,525,846

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.	14,790	1,686,060

Insurance-Multi-line — 0.7%
MetLife, Inc.	24,423	1,278,544

Insurance-Reinsurance — 0.8%
Everest Re Group, Ltd.	9,440	1,491,803

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	65,883	3,938,486

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	25,641	1,198,204

Machinery-General Industrial — 0.7%
Roper Industries, Inc.	8,568	1,190,524

Medical Products — 0.9%
Cooper Cos., Inc.	11,853	1,563,529

Medical-Biomedical/Gene — 4.5%
Biogen Idec, Inc.†	5,565	1,597,823
Celgene Corp.†	18,413	2,706,895
Gilead Sciences, Inc.†	48,523	3,808,570

		8,113,288

Medical-Drugs — 2.9%
Bristol-Myers Squibb Co.	56,557	2,832,940
Endo International PLC†	26,840	1,689,444
Johnson & Johnson	6,683	676,921

		5,199,305

Medical-HMO — 0.8%
WellPoint, Inc.	15,143	1,524,597

Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	12,610	655,720

Medical-Wholesale Drug Distribution — 2.1%
Cardinal Health, Inc.	18,700	1,299,837
McKesson Corp.	14,244	2,409,942

		3,709,779

Oil Companies-Exploration & Production — 1.5%
Cabot Oil & Gas Corp.	51,486	2,022,370
EOG Resources, Inc.	6,863	672,574

		2,694,944

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	26,842	1,743,656

Oil Refining & Marketing — 1.0%
Marathon Petroleum Corp.	19,348	1,798,397

Oil-Field Services — 1.0%
Schlumberger, Ltd.	17,065	1,732,951

Real Estate Investment Trusts — 1.7%
American Tower Corp.	19,089	1,594,313
Public Storage	8,472	1,486,921

		3,081,234

Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	6,996	476,288

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	4,279	2,284,515

Retail-Bedding — 0.7%
Bed Bath & Beyond, Inc.†	19,460	1,209,050

Retail-Drug Store — 2.2%
CVS Caremark Corp.	30,953	2,250,902
Rite Aid Corp.†	226,130	1,650,749

		3,901,651

Retail-Pet Food & Supplies — 0.9%
PetSmart, Inc.	22,972	1,554,745

Retail-Regional Department Stores — 1.2%
Macy’s, Inc.	36,326	2,086,202

Retail-Restaurants — 2.9%
McDonald’s Corp.	34,197	3,466,892
Yum! Brands, Inc.	23,740	1,827,742

		5,294,634

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	10,330	260,316

Semiconductor Components-Integrated Circuits — 1.9%
Linear Technology Corp.	31,301	1,392,895
QUALCOMM, Inc.	26,424	2,079,833

		3,472,728

Telephone-Integrated — 2.6%
Frontier Communications Corp.	241,786	1,438,627
Verizon Communications, Inc.	69,017	3,225,164

		4,663,791

Theaters — 0.6%
Cinemark Holdings, Inc.	38,898	1,152,159

Tobacco — 3.1%
Lorillard, Inc.	41,848	2,486,608
Philip Morris International, Inc.	35,974	3,073,259

		5,559,867

Transport-Rail — 1.0%
Union Pacific Corp.	9,062	1,725,677

Transport-Services — 1.6%
United Parcel Service, Inc., Class B	28,726	2,829,511

Web Portals/ISP — 3.8%
Google, Inc., Class A†	6,407	3,426,976
Google, Inc., Class C†	6,407	3,374,311

		6,801,287

Total Long-Term Investment Securities (cost $ 162,356,049)		175,186,404

TOTAL INVESTMENTS (cost $ 162,356,049)(1)	97.6%	175,186,404
Other assets less liabilities	2.4	4,332,101

NET ASSETS	100.0%	$179,518,505

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks	$175,186,404	—	—	$175,186,404

Total	$175,186,404	$—	$—	$175,186,404

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.5%
Real Estate Investment Trusts — 95.7%
Alexandria Real Estate Equities, Inc.	186,171	$13,743,143
AvalonBay Communities, Inc.	35,525	4,850,939
Boston Properties, Inc.	189,142	22,156,094
Cedar Realty Trust, Inc.	435,980	2,698,716
Corrections Corp. of America	129,525	4,248,420
Cousins Properties, Inc.	632,576	7,356,859
Digital Realty Trust, Inc.	138,300	7,385,220
DuPont Fabros Technology, Inc.	73,204	1,773,733
Equity Lifestyle Properties, Inc.	165,189	6,916,463
Equity One, Inc.	261,470	5,890,919
Equity Residential	120,454	7,159,786
Essex Property Trust, Inc.	113,213	19,615,284
Excel Trust, Inc.	77,927	983,439
Federal Realty Investment Trust	115,859	13,618,067
FelCor Lodging Trust, Inc.	958,247	8,844,620
Glimcher Realty Trust	186,229	1,897,674
HCP, Inc.	407,755	17,068,624
Health Care REIT, Inc.	117,714	7,426,576
Host Hotels & Resorts, Inc.	569,487	12,215,496
Kilroy Realty Corp.	105,794	6,302,149
Kite Realty Group Trust	24,839	154,002
LaSalle Hotel Properties	319,704	10,575,808
Lexington Realty Trust	338,828	3,645,789
Liberty Property Trust	236,300	8,861,250
Mack-Cali Realty Corp.	83,800	1,707,006
Mid-America Apartment Communities, Inc.	205,761	14,331,254
National Retail Properties, Inc.	352,646	12,035,808
Piedmont Office Realty Trust, Inc., Class A	445,496	7,845,185
Post Properties, Inc.	217,949	10,943,219
Prologis, Inc.	481,467	19,562,004
Public Storage	148,242	26,017,953
Sabra Health Care REIT, Inc.	28,856	864,814
Senior Housing Properties Trust	225,547	5,293,588
Simon Property Group, Inc.	282,669	48,958,271
SL Green Realty Corp.	150,867	15,797,284
Spirit Realty Capital, Inc.	74,100	798,057
Sun Communities, Inc.	900	41,013
Taubman Centers, Inc.	185,900	13,540,956
Terreno Realty Corp.	74,550	1,362,028
UDR, Inc.	172,300	4,455,678
Ventas, Inc.	285,145	18,842,382
Vornado Realty Trust	35,700	3,662,820
Weyerhaeuser Co.	135,527	4,045,481

		405,493,871

Real Estate Management/Services — 1.7%
WP Carey, Inc.	117,281	7,210,436

Real Estate Operations & Development — 1.1%
Forest City Enterprises, Inc., Class A†	242,691	4,589,287

Total Long-Term Investment Securities (cost $386,917,027)		417,293,594

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $6,414,000)	$6,414,000	6,414,000

TOTAL INVESTMENTS (cost $393,331,027)(1)	100.0%	423,707,594
Other assets less liabilities	0.0	48,439

NET ASSETS	100.0%	$423,756,033

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Real Estate Investment Trusts	$405,493,871	$—	$—	$405,493,871
Other Industries*	11,799,723	—	—	11,799,723
Short-Term Investment Securities:
Time Deposits	—	6,414,000	—	6,414,000

Total	$417,293,594	$6,414,000	$—	$423,707,594

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.7%
Aerospace/Defense-Equipment — 1.6%
AAR Corp.	269,200	$6,972,280

Agricultural Operations — 0.8%
GrainCorp., Ltd., Class A	450,000	3,703,924

Airlines — 0.7%
SkyWest, Inc.	255,000	2,958,000

Auto-Truck Trailers — 1.3%
Wabash National Corp.†	432,000	5,771,520

Auto/Truck Parts & Equipment-Original — 1.0%
Autoliv, Inc.	41,300	4,211,774

Banks-Commercial — 1.5%
Chemical Financial Corp.	100,000	2,807,000
OFG Bancorp	96,300	1,642,878
Peoples Bancorp, Inc.	30,000	782,100
TrustCo Bank Corp NY.	236,000	1,559,960

		6,791,938

Batteries/Battery Systems — 0.1%
EnerSys, Inc.	9,100	614,978

Building & Construction Products-Misc. — 1.9%
Drew Industries, Inc.	59,000	2,968,880
Gibraltar Industries, Inc.†	120,400	2,056,432
Simpson Manufacturing Co., Inc.	104,000	3,410,160

		8,435,472

Building Products-Doors & Windows — 1.1%
Apogee Enterprises, Inc.	148,600	4,721,022

Building Products-Wood — 1.6%
Universal Forest Products, Inc.	137,882	6,961,662

Building-Heavy Construction — 1.9%
Granite Construction, Inc.	230,600	8,619,828

Building-Mobile Home/Manufactured Housing — 2.8%
Thor Industries, Inc.	180,000	10,956,600
Winnebago Industries, Inc.†	67,500	1,613,250

		12,569,850

Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	91,000	2,026,570
MDC Holdings, Inc.	44,500	1,228,200

		3,254,770

Chemicals-Plastics — 1.1%
A. Schulman, Inc.	135,000	4,849,200

Chemicals-Specialty — 7.0%
Cabot Corp.	137,000	7,918,600
H.B. Fuller Co.	175,000	8,107,750
Minerals Technologies, Inc.	46,900	2,790,081
Sensient Technologies Corp.	140,600	7,599,430
Stepan Co.	84,653	4,895,483

		31,311,344

Circuit Boards — 0.2%
Multi-Fineline Electronix, Inc.†	63,400	784,892

Coatings/Paint — 1.4%
RPM International, Inc.	145,000	6,185,700

Data Processing/Management — 0.2%
Schawk, Inc.	33,283	665,660

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A†	143,300	3,863,368

Diversified Manufacturing Operations — 4.9%
Carlisle Cos., Inc.	67,800	5,576,550
EnPro Industries, Inc.†	60,000	4,272,600
Pentair, Ltd.	14,980	1,112,864
Trinity Industries, Inc.	146,000	10,958,760

		21,920,774

Electronic Components-Misc. — 1.3%
Gentex Corp.	206,000	5,906,020

Engineering/R&D Services — 1.9%
EMCOR Group, Inc.	182,900	8,411,571

Engines-Internal Combustion — 1.0%
Briggs & Stratton Corp.	210,000	4,487,700

Environmental Monitoring & Detection — 1.3%
MSA Safety, Inc.	106,923	5,640,188

Food-Meat Products — 1.0%
Maple Leaf Foods, Inc.	274,300	4,532,251

Home Furnishings — 1.9%
Hooker Furniture Corp.	70,500	976,425
La-Z-Boy, Inc.	300,900	7,290,807

		8,267,232

Human Resources — 0.5%
Insperity, Inc.	75,000	2,404,500

Identification Systems — 0.6%
Brady Corp., Class A	100,000	2,579,000

Industrial Automated/Robotic — 0.1%
Nordson Corp.	6,800	505,580

Instruments-Controls — 0.3%
Watts Water Technologies, Inc., Class A	23,900	1,271,480

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	1,922,354

Insurance-Life/Health — 3.4%
Protective Life Corp.	157,000	8,030,550
StanCorp Financial Group, Inc.	115,000	7,026,500

		15,057,050

Insurance-Multi-line — 1.4%
Assurant, Inc.	11,900	802,179
Old Republic International Corp.	330,000	5,464,800

		6,266,979

Insurance-Property/Casualty — 1.7%
Hanover Insurance Group, Inc.	97,500	5,698,875
HCC Insurance Holdings, Inc.	41,500	1,906,510

		7,605,385

Insurance-Reinsurance — 2.8%
Aspen Insurance Holdings, Ltd.	110,000	5,035,800
Montpelier Re Holdings, Ltd.	145,000	4,434,100
Validus Holdings, Ltd.	84,958	3,149,393

		12,619,293

Lasers-System/Components — 0.7%
Rofin-Sinar Technologies, Inc.†	148,100	3,287,820

Leisure Products — 1.0%
Brunswick Corp.	110,000	4,420,900

Machine Tools & Related Products — 2.6%
Kennametal, Inc.	128,100	5,986,113
Lincoln Electric Holdings, Inc.	81,000	5,411,610

		11,397,723

Machinery-Construction & Mining — 1.3%
Astec Industries, Inc.	145,000	5,792,750

Machinery-Electrical — 2.8%
Franklin Electric Co., Inc.	92,000	3,557,640
Regal-Beloit Corp.	121,200	9,057,276

		12,614,916

Machinery-Farming — 1.0%
Lindsay Corp.	51,900	4,573,947

Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	45,000	2,156,400

Medical Products — 2.0%
Hill-Rom Holdings, Inc.	99,200	3,706,112
Teleflex, Inc.	50,000	5,104,500

		8,810,612

Medical Sterilization Products — 1.8%
STERIS Corp.	162,200	7,793,710

Metal Processors & Fabrication — 0.8%
Mueller Industries, Inc.	118,800	3,438,072

Miscellaneous Manufacturing — 1.7%
AptarGroup, Inc.	16,600	1,119,172
Hillenbrand, Inc.	209,118	6,357,187

		7,476,359

Oil & Gas Drilling — 1.6%
Atwood Oceanics, Inc.†	95,000	4,708,200
Rowan Cos. PLC, Class A†	84,000	2,597,280

		7,305,480

Oil Companies-Exploration & Production — 2.9%
Energen Corp.	50,000	3,895,500
Unit Corp.†	134,700	8,883,465

		12,778,965

Oil-Field Services — 2.2%
Helix Energy Solutions Group, Inc.†	210,000	5,048,400
Oil States International, Inc.†	48,000	4,662,720

		9,711,120

Power Converter/Supply Equipment — 0.7%
Powell Industries, Inc.	50,000	3,166,000

Rental Auto/Equipment — 0.7%
McGrath RentCorp	95,000	3,000,100

Retail-Apparel/Shoe — 4.5%
Brown Shoe Co., Inc.	253,000	5,968,270
Cato Corp., Class A	118,500	3,376,065
Genesco, Inc.†	69,300	5,292,441
Men’s Wearhouse, Inc.	112,800	5,344,464

		19,981,240

Retail-Auto Parts — 0.7%
Pep Boys-Manny Moe & Jack†	315,900	3,228,498

Retail-Automobile — 2.0%
Group 1 Automotive, Inc.	125,000	9,016,250

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	94,200	3,737,856

Retail-Home Furnishings — 0.2%
Pier 1 Imports, Inc.	50,000	913,000

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,471,250

Semiconductor Equipment — 0.4%
Cohu, Inc.	161,000	1,658,300

Steel-Producers — 4.0%
Carpenter Technology Corp.	123,200	7,736,960
Reliance Steel & Aluminum Co.	75,200	5,325,664
Steel Dynamics, Inc.	260,000	4,750,200

		17,812,824

Transport-Marine — 1.2%
Tidewater, Inc.	105,000	5,347,650

Transport-Rail — 1.1%
Genesee & Wyoming, Inc., Class A†	49,500	4,900,995

Transport-Services — 1.9%
Bristow Group, Inc.	111,000	8,524,800

Total Long-Term Investment Securities (cost $285,194,581)		416,962,076

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Time Deposits — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014	$133,000	133,000

U.S. Government Agencies — 4.9%
Federal Home Loan Bank Disc. Notes zero coupon due 05/01/2014	21,525,000	21,525,000

Total Short-Term Investment Securities (cost $21,658,000)		21,658,000

TOTAL INVESTMENTS (cost $306,852,581)(1)	98.6%	438,620,076
Other assets less liabilities	1.4	6,432,018

NET ASSETS	100.0%	$445,052,094

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Chemicals-Specialty	$31,311,344	$—	$—	$31,311,344
Other Industries*	385,650,732	—	—	385,650,732
Short-Term Investment Securities:
Time Deposits	—	133,000	—	133,000
U.S. Government Agencies	—	21,525,000	—	21,525,000

Total	$416,962,076	$21,658,000	$—	$438,620,076

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.4%
Airlines — 1.8%
Delta Air Lines, Inc.	146,600	$5,399,278

Apparel Manufacturers — 3.2%
Michael Kors Holdings, Ltd.†	66,000	6,019,200
Ralph Lauren Corp.	25,700	3,890,209

		9,909,409

Applications Software — 1.7%
Red Hat, Inc.†	60,875	2,961,569
ServiceNow, Inc.†	44,100	2,192,652

		5,154,221

Auto-Cars/Light Trucks — 1.3%
Tesla Motors, Inc.†	19,600	4,074,644

Auto/Truck Parts & Equipment-Original — 2.5%
BorgWarner, Inc.	71,400	4,436,796
WABCO Holdings, Inc.†	30,100	3,221,001

		7,657,797

Banks-Commercial — 2.2%
East West Bancorp, Inc.	89,200	3,078,292
Signature Bank†	30,400	3,612,128

		6,690,420

Beverages-Wine/Spirits — 1.0%
Constellation Brands, Inc., Class A†	38,700	3,089,808

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.	107,800	4,295,830

Building-Residential/Commercial — 0.9%
Toll Brothers, Inc.†	76,200	2,609,088

Casino Hotels — 0.8%
Wynn Resorts, Ltd.	11,700	2,385,513

Coatings/Paint — 1.4%
Sherwin-Williams Co.	21,500	4,296,560

Commercial Services-Finance — 3.4%
Alliance Data Systems Corp.†	22,600	5,466,940
Moody’s Corp.	64,400	5,055,400

		10,522,340

Computer Aided Design — 1.0%
Autodesk, Inc.†	62,900	3,020,458

Computer Graphics — 0.4%
Tableau Software, Inc., Class A†	21,600	1,193,832

Computers-Integrated Systems — 1.1%
3D Systems Corp.†	22,600	1,069,884
VeriFone Systems, Inc.†	72,200	2,414,368

		3,484,252

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	79,041	2,590,174

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	39,100	1,892,440

Distribution/Wholesale — 1.8%
HD Supply Holdings, Inc.†	111,400	2,871,892
Watsco, Inc.	25,600	2,634,496

		5,506,388

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	43,200	3,553,200

E-Commerce/Services — 1.8%
Netflix, Inc.†	10,250	3,300,910
TripAdvisor, Inc.†	26,200	2,115,388

		5,416,298

Electronic Components-Semiconductors — 2.8%
Avago Technologies, Ltd.	79,300	5,035,550
Xilinx, Inc.	78,300	3,694,977

		8,730,527

Electronic Connectors — 1.6%
Amphenol Corp., Class A	52,000	4,958,200

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	69,700	3,766,588

Engineering/R&D Services — 0.9%
Fluor Corp.	36,500	2,763,050

Enterprise Software/Service — 1.2%
Guidewire Software, Inc.†	36,800	1,389,568
Workday, Inc., Class A†	33,400	2,440,538

		3,830,106

Entertainment Software — 1.5%
Electronic Arts, Inc.†	163,500	4,627,050

Filtration/Separation Products — 1.7%
Pall Corp.	61,100	5,141,565

Finance-Investment Banker/Broker — 2.1%
Lazard, Ltd., Class A	72,800	3,425,240
TD Ameritrade Holding Corp.	95,100	3,033,690

		6,458,930

Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,900	139,893

Hazardous Waste Disposal — 1.2%
Stericycle, Inc.†	30,560	3,558,406

Hotel/Motels — 1.0%
Hilton Worldwide Holdings, Inc.†	137,100	2,992,893

Insurance Brokers — 1.2%
Aon PLC	44,200	3,751,696

Internet Application Software — 0.6%
Splunk, Inc.†	33,700	1,839,009

Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	11,200	1,718,864

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	29,500	5,846,900

Lighting Products & Systems — 1.9%
Acuity Brands, Inc.	45,900	5,717,763

Machinery-General Industrial — 0.6%
Middleby Corp.†	7,200	1,817,856

Machinery-Pumps — 1.5%
Flowserve Corp.	61,700	4,507,185

Medical Instruments — 0.7%
Bruker Corp.†	97,300	2,010,218

Medical Products — 1.1%
Sirona Dental Systems, Inc.†	43,200	3,249,504

Medical-Biomedical/Gene — 4.2%
Alexion Pharmaceuticals, Inc.†	26,800	4,239,760

Illumina, Inc.†	44,320	6,020,872
Vertex Pharmaceuticals, Inc.†	38,400	2,599,680

		12,860,312

Medical-Drugs — 1.8%
Jazz Pharmaceuticals PLC†	16,046	2,164,605
Valeant Pharmaceuticals International, Inc.†	25,900	3,463,089

		5,627,694

Medical-Generic Drugs — 1.7%
Actavis PLC†	24,800	5,067,384

Medical-HMO — 1.2%
Humana, Inc.	32,120	3,525,170

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc., Class A†	70,700	2,121,000

Motorcycle/Motor Scooter — 2.2%
Harley-Davidson, Inc.	92,400	6,832,056

Networking Products — 0.7%
Palo Alto Networks, Inc.†	35,100	2,231,658

Oil Companies-Exploration & Production — 4.0%
Antero Resources Corp.†	38,300	2,515,161
Cabot Oil & Gas Corp.	77,800	3,055,984
Concho Resources, Inc.†	28,400	3,704,780
Laredo Petroleum, Inc.†	101,100	2,955,153

		12,231,078

Oil-Field Services — 0.8%
Frank’s International NV	84,233	2,310,511

Physicians Practice Management — 1.1%
Envision Healthcare Holdings, Inc.†	97,200	3,284,388

Pipelines — 1.2%
Plains All American Pipeline LP	65,000	3,627,000

Power Converter/Supply Equipment — 1.0%
Generac Holdings, Inc.	54,100	3,185,408

Private Equity — 0.7%
Blackstone Group LP	75,500	2,229,515

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	168,300	4,483,512

Rental Auto/Equipment — 1.2%
Hertz Global Holdings, Inc.†	131,300	3,738,111

Retail-Apparel/Shoe — 2.4%
Lululemon Athletica, Inc.†	57,200	2,627,196
Ross Stores, Inc.	39,400	2,682,352
Urban Outfitters, Inc.†	58,300	2,078,687

		7,388,235

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	27,100	3,286,959

Retail-Catalog Shopping — 1.1%
MSC Industrial Direct Co., Inc., Class A	37,316	3,397,995

Retail-Discount — 0.7%
Big Lots, Inc.†	57,300	2,263,350

Retail-Jewelry — 1.1%
Signet Jewelers, Ltd.	33,800	3,424,616

Retail-Mail Order — 1.1%
Williams-Sonoma, Inc.	53,100	3,335,742

Retail-Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	23,200	2,034,872

Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	5,700	2,841,450
Panera Bread Co., Class A†	14,900	2,279,253

		5,120,703

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	95,600	3,043,904

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	251,100	4,785,966
KLA-Tencor Corp.	50,000	3,199,500

		7,985,466

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	124,300	2,457,411

Textile-Home Furnishings — 1.1%
Mohawk Industries, Inc.†	26,600	3,522,106

Transport-Marine — 1.2%
Kirby Corp.†	36,900	3,712,878

Transport-Rail — 1.2%
Canadian Pacific Railway, Ltd.	24,200	3,774,474

Transport-Truck — 0.5%
J.B. Hunt Transport Services, Inc.	22,000	1,674,200

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	76,000	1,502,520

Total Long-Term Investment Securities (cost $242,367,638)		301,448,381

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 04/30/2014 to be repurchased 05/01/2014 in the amount of $3,185,000 and collateralized by $3,530,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,250,212 (cost $3,185,000)	$3,185,000	3,185,000

TOTAL INVESTMENTS (cost $245,552,638)(1)	99.4%	304,633,381
Other assets less liabilities	0.6	1,783,795

NET ASSETS	100.0%	$306,417,176

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$301,448,381	$—	$—	$301,448,381
Repurchase Agreement	—	3,185,000	—	3,185,000

Total	$301,448,381	$3,185,000	$—	$304,633,381

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.5%
Aerospace/Defense-Equipment — 2.2%
B/E Aerospace, Inc.†	29,290	$2,570,783

Airlines — 2.5%
Copa Holdings SA, Class A	12,980	1,755,934
Spirit Airlines, Inc.†	21,800	1,239,112

		2,995,046

Apparel Manufacturers — 1.6%
Under Armour, Inc., Class A†	39,260	1,919,421

Applications Software — 1.8%
Cvent, Inc.†	26,880	740,006
ServiceNow, Inc.†	28,479	1,415,976

		2,155,982

Auto/Truck Parts & Equipment-Original — 2.1%
BorgWarner, Inc.	28,630	1,779,068
Gentherm, Inc.†	20,180	733,543

		2,512,611

Banks-Commercial — 2.4%
First Republic Bank	28,940	1,468,994
Texas Capital Bancshares, Inc.†	24,615	1,383,117

		2,852,111

Beverages-Wine/Spirits — 2.5%
Constellation Brands, Inc., Class A†	37,140	2,965,258

Building & Construction Products-Misc. — 0.5%
Trex Co., Inc.†	7,050	553,566

Chemicals-Specialty — 1.6%
W.R. Grace & Co.†	20,350	1,874,235

Commercial Services — 2.8%
CoStar Group, Inc.†	9,906	1,593,776
Quanta Services, Inc.†	49,260	1,737,893

		3,331,669

Commercial Services-Finance — 5.3%
Alliance Data Systems Corp.†	5,130	1,240,947
Euronet Worldwide, Inc.†	34,670	1,594,473
SEI Investments Co.	41,010	1,327,904
Vantiv, Inc., Class A†	69,249	2,129,407

		6,292,731

Computer Aided Design — 1.5%
Aspen Technology, Inc.†	43,007	1,848,871

Computer Graphics — 0.7%
Tableau Software, Inc., Class A†	15,002	829,161

Computer Services — 3.0%
FleetMatics Group PLC†	33,030	991,891
IHS, Inc., Class A†	20,976	2,530,335

		3,522,226

Computer Software — 1.1%
Cornerstone OnDemand, Inc.†	35,630	1,309,759

Computers-Periphery Equipment — 0.7%
Stratasys, Ltd.†	9,275	898,469

Consulting Services — 2.6%
Advisory Board Co.†	23,980	1,373,095
Towers Watson & Co., Class A	15,600	1,750,632

		3,123,727

Diagnostic Equipment — 1.1%
Cepheid, Inc.†	30,737	1,336,445

Distribution/Wholesale — 1.9%
LKQ Corp.†	76,606	2,230,767

Diversified Manufacturing Operations — 1.5%
Colfax Corp.†	24,239	1,744,723

E-Commerce/Services — 0.9%
ChannelAdvisor Corp.†	39,740	1,042,778

Electronic Components-Semiconductors — 0.6%
Cavium, Inc.†	17,270	731,730

Electronic Measurement Instruments — 0.9%
FLIR Systems, Inc.	30,180	1,027,327

Enterprise Software/Service — 1.3%
Guidewire Software, Inc.†	40,320	1,522,483

Finance-Consumer Loans — 0.6%
Ocwen Financial Corp.†	20,350	771,265

Food-Misc./Diversified — 0.9%
Annie’s, Inc.†	33,306	1,082,778

Food-Wholesale/Distribution — 1.5%
United Natural Foods, Inc.†	26,090	1,800,993

Footwear & Related Apparel — 1.0%
Skechers U.S.A., Inc., Class A†	28,684	1,175,757

Industrial Automated/Robotic — 1.3%
Cognex Corp.†	44,030	1,515,953

Instruments-Scientific — 1.2%
FEI Co.	18,480	1,469,530

Insurance Brokers — 0.9%
eHealth, Inc.†	24,520	1,027,143

Internet Content-Entertainment — 1.0%
Shutterstock, Inc.†	16,295	1,181,551

Internet Content-Information/News — 0.9%
Yelp, Inc.†	18,290	1,066,673

Internet Incubators — 1.1%
HomeAway, Inc.†	39,020	1,272,832

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	7,730	1,532,086

Lighting Products & Systems — 1.3%
Acuity Brands, Inc.	12,440	1,549,651

Machinery-General Industrial — 2.7%
Chart Industries, Inc.†	11,558	788,487
Wabtec Corp.	32,070	2,390,818

		3,179,305

Machinery-Pumps — 1.4%
Graco, Inc.	23,860	1,729,850

Medical Information Systems — 1.3%
athenahealth, Inc.†	12,680	1,567,755

Medical Products — 2.6%
Cooper Cos., Inc.	13,830	1,824,315
Wright Medical Group, Inc.†	47,991	1,312,554

		3,136,869

Medical-Biomedical/Gene — 3.1%
Alnylam Pharmaceuticals, Inc.†	17,030	843,496
BioMarin Pharmaceutical, Inc.†	19,400	1,129,662
Insmed, Inc.†	2,020	28,159
Novavax, Inc.†	66,800	292,584
NPS Pharmaceuticals, Inc.†	16,404	436,674
Puma Biotechnology, Inc.†	9,120	688,925
Tekmira Pharmaceuticals Corp.†	16,957	225,359

		3,644,859

Medical-Drugs — 4.9%
Alkermes PLC†	28,200	1,304,532
Jazz Pharmaceuticals PLC†	12,500	1,686,250
Mallinckrodt PLC†	13,050	929,552
Salix Pharmaceuticals, Ltd.†	17,570	1,932,700

		5,853,034

Miscellaneous Manufacturing — 0.4%
Movado Group, Inc.	12,850	504,748

Oil Companies-Exploration & Production — 3.2%
Bonanza Creek Energy, Inc.†	21,080	1,024,910
Diamondback Energy, Inc.†	16,000	1,151,040
Gulfport Energy Corp.†	22,796	1,679,381

		3,855,331

Oil Refining & Marketing — 0.9%
Delek US Holdings, Inc.	35,030	1,120,610

Physicians Practice Management — 1.3%
Envision Healthcare Holdings, Inc.†	46,228	1,562,044

Rental Auto/Equipment — 1.8%
United Rentals, Inc.†	22,890	2,147,769

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	10,465	1,269,300

Retail-Automobile — 1.1%
Lithia Motors, Inc., Class A	17,880	1,328,126

Retail-Building Products — 1.3%
Lumber Liquidators Holdings, Inc.†	17,690	1,541,860

Retail-Home Furnishings — 1.2%
Restoration Hardware Holdings, Inc.†	22,781	1,421,307

Retail-Restaurants — 2.4%
Domino’s Pizza, Inc.	24,220	1,801,483
Krispy Kreme Doughnuts, Inc.†	58,890	1,032,931

		2,834,414

Rubber/Plastic Products — 1.1%
Proto Labs, Inc.†	21,860	1,323,404

Satellite Telecom — 1.3%
DigitalGlobe, Inc.†	51,144	1,523,068

Schools — 0.5%
Bright Horizons Family Solutions, Inc.†	14,413	587,762

Television — 1.6%
AMC Networks, Inc., Class A†	28,330	1,860,431

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	9,120	1,207,579

Therapeutics — 0.4%
GW Pharmaceuticals PLC ADR†	6,520	476,612

Transport-Truck — 3.0%
Old Dominion Freight Line, Inc.†	39,320	2,383,972
Swift Transportation Co.†	51,128	1,229,628

		3,613,600

Wireless Equipment — 1.8%
SBA Communications Corp., Class A†	24,119	2,164,921

Total Long-Term Investment Securities (cost $97,581,479)		116,092,649

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount $774,000 collateralized by $860,000 of Federal Home Loan Mtg. Corp. Notes., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $791,836 (cost $774,000)	774,000	774,000

TOTAL INVESTMENTS (cost $98,355,479)(1)	98.1%	116,866,649
Other assets less liabilities	1.9	2,262,768

NET ASSETS	100.0%	$119,129,417

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Deposit Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Commercial Services-Finance	$6,292,731	$—	$—	$6,292,731
Other Industries*	109,799,918	—	—	109,799,918
Repurchase Agreement	—	774,000	—	774,000

Total	$116,092,649	$774,000	$—	$116,866,649

*	The sum of all other industries each of which individually has an aggregate market value of less than 5% pf net assets. For a detailed presentation of securities by industry classification, please refer to the portfolio of investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.1%
Airlines — 0.5%
Alaska Air Group, Inc.	15,040	$1,414,963

Apparel Manufacturers — 1.0%
G-III Apparel Group, Ltd.†	39,960	2,867,929

Applications Software — 2.8%
Dealertrack Technologies, Inc.†	75,101	3,431,365
InterXion Holding NV†	59,695	1,543,116
PTC, Inc.†	80,174	2,835,754

		7,810,235

Audio/Video Products — 1.2%
Harman International Industries, Inc.	29,670	3,252,129

Auto/Truck Parts & Equipment-Original — 2.1%
Tenneco, Inc.†	52,061	3,116,892
TRW Automotive Holdings Corp.†	34,252	2,752,148

		5,869,040

Banks-Commercial — 2.2%
East West Bancorp, Inc.	39,867	1,375,810
Signature Bank†	18,207	2,163,356
SVB Financial Group†	26,293	2,805,200

		6,344,366

Broadcast Services/Program — 0.4%
Nexstar Broadcasting Group, Inc., Class A	31,781	1,266,473

Building & Construction Products-Misc. — 1.0%
Trex Co., Inc.†	37,344	2,932,251

Building & Construction-Misc. — 1.9%
Dycom Industries, Inc.†	65,827	2,066,968
MasTec, Inc.†	86,449	3,421,651

		5,488,619

Building Products-Air & Heating — 1.4%
Lennox International, Inc.	45,686	3,829,857

Building-Residential/Commercial — 0.5%
Taylor Morrison Home Corp., Class A†	71,854	1,524,023

Chemicals-Diversified — 0.8%
Rockwood Holdings, Inc.	33,128	2,353,744

Chemicals-Plastics — 0.9%
PolyOne Corp.	69,695	2,611,472

Chemicals-Specialty — 1.4%
Cytec Industries, Inc.	19,837	1,890,863
Methanex Corp.	33,616	2,084,192

		3,975,055

Commercial Services — 0.9%
CoStar Group, Inc.†	15,118	2,432,335

Commercial Services-Finance — 2.8%
Cardtronics, Inc.†	77,489	2,594,332
Euronet Worldwide, Inc.†	73,206	3,366,744
WEX, Inc.†	21,095	2,024,487

		7,985,563

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	67,807	2,915,023

Computer Services — 1.0%
Manhattan Associates, Inc.†	88,729	2,797,625

Computers-Integrated Systems — 1.4%
Jack Henry & Associates, Inc.	45,709	2,521,308
MICROS Systems, Inc.†	28,462	1,465,793

		3,987,101

Consulting Services — 1.1%
MAXIMUS, Inc.	76,296	3,247,921

Consumer Products-Misc. — 1.1%
Jarden Corp.†	32,023	1,830,114
Tumi Holdings, Inc.†	68,252	1,393,706

		3,223,820

Data Processing/Management — 1.2%
Acxiom Corp.†	69,436	1,960,873
CommVault Systems, Inc.†	28,874	1,397,501

		3,358,374

Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†	41,720	2,102,271

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	27,511	2,414,916

Diversified Manufacturing Operations — 4.8%
A.O. Smith Corp.	78,901	3,689,411
Carlisle Cos., Inc.	49,443	4,066,687
EnPro Industries, Inc.†	37,200	2,649,012
ITT Corp.	76,558	3,302,712

		13,707,822

E-Marketing/Info — 0.2%
Marketo, Inc.†	23,887	648,293

Electronic Components-Semiconductors — 1.5%
Cavium, Inc.†	41,343	1,751,703
GT Advanced Technologies, Inc.†	69,614	1,156,288
Silicon Laboratories, Inc.†	31,069	1,396,552

		4,304,543

Electronic Design Automation — 1.0%
Cadence Design Systems, Inc.†	189,826	2,953,692

Electronic Security Devices — 1.2%
Taser International, Inc.†	202,277	3,266,773

Engineering/R&D Services — 1.2%
Foster Wheeler AG	98,263	3,368,456

Enterprise Software/Service — 1.2%
Guidewire Software, Inc.†	57,248	2,161,684
Qlik Technologies, Inc.†	58,450	1,284,731

		3,446,415

Finance-Investment Banker/Broker — 2.2%
Evercore Partners, Inc., Class A	64,457	3,443,937
Stifel Financial Corp.†	61,266	2,865,411

		6,309,348

Food-Canned — 0.8%
TreeHouse Foods, Inc.†	28,812	2,156,290

Food-Dairy Products — 1.0%
WhiteWave Foods Co., Class A†	103,465	2,864,946

Food-Misc./Diversified — 1.2%
Annie’s, Inc.†	59,672	1,939,937
B&G Foods, Inc.	44,179	1,449,071

		3,389,008

Footwear & Related Apparel — 0.9%
Steven Madden, Ltd.†	73,355	2,612,171

Hazardous Waste Disposal — 1.1%
Clean Harbors, Inc.†	52,768	3,166,080

Home Furnishings — 0.6%
La-Z-Boy, Inc.	70,846	1,716,599

Human Resources — 2.9%
On Assignment, Inc.†	52,491	1,837,185
Team Health Holdings, Inc.†	72,064	3,493,663
TrueBlue, Inc.†	106,691	2,853,984

		8,184,832

Industrial Automated/Robotic — 0.9%
Cognex Corp.†	71,396	2,458,164

Instruments-Controls — 1.0%
Woodward, Inc.	60,385	2,707,059

Instruments-Scientific — 0.8%
Fluidigm Corp.†	59,287	2,226,820

Internet Content-Information/News — 0.2%
Yelp, Inc.†	11,233	655,109

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	14,303	2,834,855

Leisure Products — 1.1%
Brunswick Corp.	74,851	3,008,262

Machinery-General Industrial — 1.2%
Manitowoc Co., Inc.	108,237	3,439,772

Medical Instruments — 3.0%
Bruker Corp.†	144,799	2,991,547
DexCom, Inc.†	33,579	1,089,303
Techne Corp.	29,574	2,641,254
Thoratec Corp.†	51,603	1,691,546

		8,413,650

Medical Products — 0.7%
Wright Medical Group, Inc.†	72,806	1,991,244

Medical-Biomedical/Gene — 4.2%
Cubist Pharmaceuticals, Inc.†	48,525	3,399,661
Intercept Pharmaceuticals, Inc.†	2,280	602,194
Medivation, Inc.†	47,397	2,853,773
NPS Pharmaceuticals, Inc.†	104,448	2,780,406
Synageva BioPharma Corp.†	25,502	2,202,608

		11,838,642

Medical-Drugs — 1.0%
Clovis Oncology, Inc.†	32,910	1,779,444
TESARO, Inc.†	45,876	1,145,065

		2,924,509

Medical-Generic Drugs — 0.8%
Impax Laboratories, Inc.†	89,956	2,352,349

Medical-Hospitals — 1.7%
Acadia Healthcare Co., Inc.†	51,266	2,154,197
Tenet Healthcare Corp.†	61,121	2,755,335

		4,909,532

Medical-Outpatient/Home Medical — 0.6%
Premier, Inc., Class A†	60,850	1,825,500

Miscellaneous Manufacturing — 0.3%
TriMas Corp.†	26,969	967,108

Motion Pictures & Services — 1.0%
Lions Gate Entertainment Corp.	107,705	2,857,414

Office Furnishings-Original — 1.5%
Steelcase, Inc., Class A	249,735	4,115,633

Oil Companies-Exploration & Production — 4.0%
Gulfport Energy Corp.†	39,234	2,890,369
Laredo Petroleum, Inc.†	83,604	2,443,745
PDC Energy, Inc.†	45,751	2,912,966
Stone Energy Corp.†	63,035	3,091,867

		11,338,947

Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	18,893	2,137,176

Oil Refining & Marketing — 0.7%
Delek US Holdings, Inc.	64,215	2,054,238

Oil-Field Services — 0.8%
Superior Energy Services, Inc.	67,105	2,209,097

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	71,578	2,693,480

Physicians Practice Management — 1.0%
MEDNAX, Inc.†	46,018	2,726,566

Research & Development — 0.9%
PAREXEL International Corp.†	55,753	2,528,398

Retail-Apparel/Shoe — 0.8%
DSW, Inc., Class A	67,499	2,253,792

Retail-Building Products — 0.7%
Lumber Liquidators Holdings, Inc.†	21,635	1,885,707

Retail-Discount — 0.9%
Tuesday Morning Corp.†	187,511	2,621,404

Retail-Gardening Products — 0.5%
Tractor Supply Co.	20,611	1,385,884

Retail-Home Furnishings — 0.5%
Restoration Hardware Holdings, Inc.†	23,333	1,455,746

Retail-Restaurants — 2.3%
Fiesta Restaurant Group, Inc.†	54,126	1,981,553
Jack in the Box, Inc.†	43,524	2,330,275
Texas Roadhouse, Inc.	86,563	2,141,568

		6,453,396

Retirement/Aged Care — 0.9%
Capital Senior Living Corp.†	97,801	2,418,619

Security Services — 0.3%
LifeLock, Inc.†	46,110	723,927

Semiconductor Components-Integrated Circuits — 0.5%
Power Integrations, Inc.	30,972	1,462,808

Semiconductor Equipment — 0.7%
Teradyne, Inc.	112,982	1,996,392

Steel-Producers — 0.9%
Commercial Metals Co.	126,995	2,438,304

Telecom Equipment-Fiber Optics — 1.3%
Finisar Corp.†	79,821	2,087,319
IPG Photonics Corp.†	22,465	1,451,913

		3,539,232

Theaters — 1.2%
Cinemark Holdings, Inc.	111,679	3,307,932

Transactional Software — 0.7%
Bottomline Technologies de, Inc.†	58,498	1,850,877

Transport-Marine — 0.5%
Kirby Corp.†	14,348	1,443,696

Transport-Truck — 0.7%
Werner Enterprises, Inc.	76,062	1,947,187

Web Hosting/Design — 0.9%
Web.com Group, Inc.†	87,314	2,681,413

Wire & Cable Products — 1.1%
Belden, Inc.	43,695	3,225,128

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	72,304	1,429,450

Total Long-Term Investment Securities (cost $233,770,042)		277,834,791

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2014 (cost $9,293,000)	$9,293,000	9,293,000

TOTAL INVESTMENTS (cost $243,063,042)(1)	101.4%	287,127,791
Liabilities in excess of other assets	(1.4)	(3,824,653)

NET ASSETS	100.0%	$283,303,138

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks	$277,834,791	$—	$—	$277,834,791
Short-Term Investment Securities:
Time Deposits	—	9,293,000	—	9,293,000

Total	$277,834,791	$9,293,000	$—	$287,127,791

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.5%
Aerospace/Defense — 2.0%
General Dynamics Corp.	48,997	$5,362,722

Agricultural Chemicals — 5.3%
Monsanto Co.	126,271	13,978,200

Applications Software — 2.8%
Salesforce.com, Inc.†	143,587	7,416,269

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	138,040	7,144,950

Casino Hotels — 4.2%
Wynn Resorts, Ltd.	54,877	11,188,871

Coatings/Paint — 4.3%
Sherwin-Williams Co.	55,994	11,189,841

Coffee — 2.3%
Keurig Green Mountain, Inc.	64,879	6,077,865

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A†	115,984	5,556,213

E-Commerce/Services — 4.8%
Priceline Group, Inc.†	11,005	12,741,039

Finance-Credit Card — 7.0%
American Express Co.	79,704	6,968,520
Visa, Inc., Class A	56,239	11,394,584

		18,363,104

Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	209,161	5,553,225

Hotel/Motels — 3.4%
Starwood Hotels & Resorts Worldwide, Inc.	115,084	8,821,189

Internet Content-Entertainment — 4.7%
Facebook, Inc., Class A†	207,572	12,408,654

Medical-Biomedical/Gene — 17.0%
Biogen Idec, Inc.†	56,884	16,332,534
Celgene Corp.†	47,281	6,950,780
Gilead Sciences, Inc.†	275,109	21,593,305

		44,876,619

Medical-Drugs — 1.5%
Pacira Pharmaceuticals, Inc.†	58,839	4,029,883

Multimedia — 3.9%
Walt Disney Co.	130,661	10,366,644

Oil Companies-Exploration & Production — 3.1%
Continental Resources, Inc.†	58,729	8,135,141

Oil-Field Services — 2.8%
Schlumberger, Ltd.	71,974	7,308,960

Retail-Building Products — 1.5%
Home Depot, Inc.	49,480	3,934,155

Retail-Major Department Stores — 3.2%
TJX Cos., Inc.	144,358	8,398,748

Retail-Restaurants — 2.9%
Starbucks Corp.	109,304	7,719,048

Semiconductor Equipment — 1.9%
ASML Holding NV	60,935	4,959,500

Transport-Rail — 3.9%
Canadian Pacific Railway, Ltd.	66,301	10,340,967

Web Portals/ISP — 4.1%
Google, Inc., Class A†	15,406	8,240,361
Google, Inc., Class C†	5,013	2,640,147

		10,880,508

Total Long-Term Investment Securities (cost $208,130,748)		246,752,315

REPURCHASE AGREEMENT — 6.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $16,973,000 collateralized by $18,805,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $17,314,516 (cost $16,973,000)	$16,973,000	16,973,000

TOTAL INVESTMENTS (cost $225,103,748)(1)	100.0%	263,725,315
Other assets less liabilities	0.0	86,696

NET ASSETS	100.0%	$263,812,011

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Agricultural Chemicals	$13,978,200	$—	$—	$13,978,200
Finance-Credit Card	18,363,104	—	—	18,363,104
Medical-Biomedical/Gene	44,876,619	—	—	44,876,619
Other Industries*	169,534,392	—	—	169,534,392
Repurchase Agreement	—	16,973,000	—	16,973,000

Total	$246,752,315	$16,973,000	$—	$263,725,315

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.5%
Applications Software — 12.5%
Check Point Software Technologies, Ltd.†	38,570	$2,470,794
Citrix Systems, Inc.†	15,100	895,581
King Digital Entertainment PLC†	14,564	249,773
Microsoft Corp.	4,200	169,680
Nuance Communications, Inc.†	44,460	715,361
PTC, Inc.†	2,558	90,476
Salesforce.com, Inc.†	7,983	412,322
Verint Systems, Inc.†	2	88

		5,004,075

Cellular Telecom — 0.0%
Comverse, Inc.†	2	50

Commercial Services — 0.7%
WNS Holdings, Ltd. ADR†	14,102	262,579

Communications Software — 1.6%
Audience, Inc.†	24,500	281,750
SolarWinds, Inc.†	8,500	342,720

		624,470

Computer Services — 0.5%
Computer Sciences Corp.	3,200	189,376

Computer Software — 1.0%
AVG Technologies NV†	21,800	408,314

Computers — 5.2%
Apple, Inc.	3,554	2,097,180

Computers-Memory Devices — 6.5%
EMC Corp.	43,300	1,117,140
NetApp, Inc.	22,412	798,091
Seagate Technology PLC	5,600	294,448
Spansion, Inc., Class A†	21,400	381,562

		2,591,241

Computers-Periphery Equipment — 5.8%
Electronics for Imaging, Inc.†	16,499	623,497
Synaptics, Inc.†	27,100	1,684,265

		2,307,762

Data Processing/Management — 0.9%
Amber Road, Inc.†	15,128	201,505
CommVault Systems, Inc.†	2,889	139,828

		341,333

Distribution/Wholesale — 0.7%
Arrow Electronics, Inc.†	4,800	272,400

Electric Products-Misc. — 0.6%
Nidec Corp.	4,200	238,932

Electronic Components-Misc. — 1.4%
Japan Display, Inc.†	47,900	295,173
MiX Telematics, Ltd. ADR†	17,187	180,464
Murata Manufacturing Co., Ltd.	1,200	99,770

		575,407

Electronic Components-Semiconductors — 13.2%
Advanced Micro Devices, Inc.†	70,415	287,997
Avago Technologies, Ltd.	13,525	858,838
Broadcom Corp., Class A	38,300	1,180,023
Lattice Semiconductor Corp.†	26,022	219,105
Microsemi Corp.†	32,600	766,752
Rovi Corp.†	3,800	84,702
Samsung Electronics Co., Ltd.	300	389,916
Skyworks Solutions, Inc.†	30,887	1,267,911
Tower Semiconductor, Ltd.†	26,100	205,668

		5,260,912

Electronic Design Automation — 7.0%
Synopsys, Inc.†	74,662	2,808,784

Electronic Parts Distribution — 0.7%
Avnet, Inc.	6,200	267,406

Enterprise Software/Service — 1.0%
Informatica Corp.†	3,500	124,075
Oracle Corp.	5,400	220,752
Veeva Systems, Inc., Class A†	3,900	74,919

		419,746

Entertainment Software — 1.3%
Activision Blizzard, Inc.	26,100	522,261

Finance-Credit Card — 0.9%
Visa, Inc., Class A	1,700	344,437

Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	2,800	54,964

Internet Telephone — 0.4%
BroadSoft, Inc.†	7,000	177,660

Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	4,500	144,090

Networking Products — 1.6%
Cisco Systems, Inc.	27,100	626,281

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	8,300	181,604

Retail-Computer Equipment — 0.4%
GameStop Corp., Class A	3,700	146,816

Semiconductor Components-Integrated Circuits — 9.7%
Marvell Technology Group, Ltd.	54,707	867,653
Maxim Integrated Products, Inc.	17,300	561,212
NXP Semiconductor NV†	1,800	107,316
QUALCOMM, Inc.	14,111	1,110,677
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,500	391,950
TriQuint Semiconductor, Inc.†	58,300	826,694

		3,865,502

Semiconductor Equipment — 14.7%
ASM International NV	11,500	502,488
KLA-Tencor Corp.	7,700	492,723
Lam Research Corp.†	49,862	2,872,550
Mattson Technology, Inc.†	20,771	41,334
Montage Technology Group, Ltd.†	19,362	402,536
Teradyne, Inc.†	88,200	1,558,494

		5,870,125

Software Tools — 1.4%
VMware, Inc., Class A†	5,900	545,809

Telecom Equipment-Fiber Optics — 0.3%
Finisar Corp.†	5,100	133,365

Television — 0.2%
CBS Corp., Class B	1,600	92,416

Travel Services — 1.1%
Sabre Corp.†	25,954	427,462

Web Portals/ISP — 6.0%
Baidu, Inc. ADR†	1,300	200,005
Google, Inc., Class C†	1,800	947,988
Google, Inc., Class A†	1,800	962,784
SINA Corp.†	3,600	172,080
Trulia, Inc.†	2,900	98,600

		2,381,457

Wireless Equipment — 0.3%
Aruba Networks, Inc.†	5,300	104,781

Total Long-Term Investment Securities (cost $33,655,183)		39,288,997

REPURCHASE AGREEMENT — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $218,000 collateralized by $245,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $225,581 (cost $218,000)	$218,000	218,000

TOTAL INVESTMENTS (cost $33,873,183)(1)	99.0%	39,506,997
Other assets less liabilities	1.0	399,180

NET ASSETS	100.0%	$39,906,177

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Applications Software	$5,004,075	$—	$—	$5,004,075
Computers	2,097,180	—	—	2,097,180
Computers-Memory Devices	2,591,241	—	—	2,591,241
Computers-Periphery Equipment	2,307,762	—	—	2,307,762
Electronic Components-Semiconductors	5,260,912	—	—	5,260,912
Electronic Design Automation	2,808,784	—	—	2,808,784
Semiconductor Components-Integrated Circuits	3,865,502	—	—	3,865,502
Semiconductor Equipment	5,870,125	—	—	5,870,125
Web Portals/ISP	2,381,457	—	—	2,381,457
Other Industries*	7,101,959	—	—	7,101,959
Repurchase Agreement	—	218,000	—	218,000

Total	$39,288,997	$218,000	$—	$39,506,997

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,131,336 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.7%
Auto/Truck Parts & Equipment-Original — 5.3%
Dana Holding Corp.	388,170	$8,217,559
Lear Corp.	110,940	9,214,676
Tenneco, Inc.†	145,750	8,726,052
TRW Automotive Holdings Corp.†	105,330	8,463,266

		34,621,553

Banks-Commercial — 5.6%
Associated Banc-Corp.	345,760	6,068,088
PacWest Bancorp	118,266	4,656,132
Popular, Inc.†	257,813	7,966,422
Susquehanna Bancshares, Inc.	423,100	4,383,316
Webster Financial Corp.	168,150	5,068,041
Zions Bancorporation	287,200	8,305,824

		36,447,823

Banks-Super Regional — 2.6%
Comerica, Inc.	178,250	8,598,780
Huntington Bancshares, Inc.	907,610	8,313,708

		16,912,488

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	132,390	4,948,738
Tutor Perini Corp.†	272,830	8,075,768

		13,024,506

Building-Mobile Home/Manufactured Housing — 1.0%
Thor Industries, Inc.	104,870	6,383,437

Building-Residential/Commercial — 2.1%
Meritage Homes Corp.†	179,500	6,925,110
PulteGroup, Inc.	355,850	6,544,082

		13,469,192

Chemicals-Diversified — 1.2%
Huntsman Corp.	316,170	7,920,059

Circuit Boards — 0.7%
TTM Technologies, Inc.†	555,506	4,382,942

Commercial Services — 0.9%
Convergys Corp.	274,147	5,905,126

Computer Services — 0.9%
Insight Enterprises, Inc.†	216,887	5,665,088

Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	509,100	4,739,721

Consulting Services — 1.7%
Booz Allen Hamilton Holding Corp.	199,680	4,640,563
Genpact, Ltd.†	381,380	6,430,067

		11,070,630

Consumer Products-Misc. — 0.9%
Helen of Troy, Ltd.†	89,070	5,584,689

Containers-Paper/Plastic — 1.2%
Graphic Packaging Holding Co.†	776,910	7,971,097

Distribution/Wholesale — 2.4%
Arrow Electronics, Inc.†	167,050	9,480,087
WESCO International, Inc.†	70,050	6,148,989

		15,629,076

E-Services/Consulting — 1.4%
CDW Corp.	313,500	8,837,565

Electric-Integrated — 2.6%
PNM Resources, Inc.	311,400	8,619,552
Westar Energy, Inc.	238,410	8,554,151

		17,173,703

Electronic Components-Misc. — 2.5%
Jabil Circuit, Inc.	440,460	7,602,340
Vishay Intertechnology, Inc.	629,530	8,951,916

		16,554,256

Electronic Parts Distribution — 1.4%
Avnet, Inc.	217,160	9,366,111

Engineering/R&D Services — 1.9%
AECOM Technology Corp.†	198,990	6,451,256
URS Corp.	127,870	6,025,234

		12,476,490

Entertainment Software — 1.1%
Electronic Arts, Inc.†	259,980	7,357,434

Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	302,800	6,797,860

Finance-Leasing Companies — 0.3%
Aircastle, Ltd.	130,439	2,291,813

Food-Dairy Products — 1.0%
Dean Foods Co.	395,475	6,264,324

Gas-Distribution — 3.6%
Atmos Energy Corp.	144,700	7,385,488
Southwest Gas Corp.	142,930	7,862,579
UGI Corp.	183,130	8,550,340

		23,798,407

Insurance-Life/Health — 2.2%
CNO Financial Group, Inc.	419,780	7,241,205
Unum Group	215,445	7,157,083

		14,398,288

Insurance-Multi-line — 3.1%
American Financial Group, Inc.	161,060	9,410,736
Genworth Financial, Inc., Class A†	618,020	11,031,657

		20,442,393

Insurance-Reinsurance — 5.2%
Aspen Insurance Holdings, Ltd.	221,460	10,138,439
Essent Group, Ltd.†	45,670	860,879
PartnerRe, Ltd.	76,642	8,078,067
Reinsurance Group of America, Inc.	78,060	5,987,982
Validus Holdings, Ltd.	235,310	8,722,942

		33,788,309

Machine Tools & Related Products — 1.1%
Kennametal, Inc.	148,050	6,918,377

Machinery-Construction & Mining — 1.2%
Terex Corp.	181,010	7,835,923

Medical-Biomedical/Gene — 0.4%
Theravance, Inc.†	106,700	2,872,364

Medical-HMO — 2.6%
Health Net, Inc.†	268,600	9,221,038

Molina Healthcare, Inc.†	207,790	7,771,346

		16,992,384

Medical-Hospitals — 1.1%
LifePoint Hospitals, Inc.†	128,966	7,211,779

Networking Products — 1.0%
Anixter International, Inc.	64,320	6,302,074

Office Furnishings-Original — 0.5%
Steelcase, Inc., Class A	207,580	3,420,918

Office Supplies & Forms — 1.0%
Avery Dennison Corp.	139,740	6,799,748

Oil Companies-Exploration & Production — 4.6%
Bill Barrett Corp.†	339,760	8,045,517
Cimarex Energy Co.	38,041	4,531,444
Rosetta Resources, Inc.†	180,580	8,548,657
Stone Energy Corp.†	177,260	8,694,603

		29,820,221

Oil-Field Services — 0.7%
Helix Energy Solutions Group, Inc.†	180,190	4,331,768

Publishing-Newspapers — 1.5%
Gannett Co., Inc.	350,960	9,535,583

Real Estate Investment Trusts — 9.4%
BioMed Realty Trust, Inc.	241,120	5,039,408
Camden Property Trust	78,870	5,401,806
DDR Corp.	451,430	7,751,053
DiamondRock Hospitality Co.	612,780	7,518,811
LTC Properties, Inc.	206,780	7,987,911
Medical Properties Trust, Inc.	586,880	7,922,880
Mid-America Apartment Communities, Inc.	114,960	8,006,964
Parkway Properties, Inc.	382,960	7,222,626
STAG Industrial, Inc.	201,160	4,733,295

		61,584,754

Retail-Apparel/Shoe — 1.1%
Children’s Place Retail Stores, Inc.	152,260	7,308,480

Retail-Computer Equipment — 1.0%
GameStop Corp., Class A	166,870	6,621,402

Retail-Office Supplies — 1.2%
Office Depot, Inc.†	1,884,385	7,707,135

Retail-Restaurants — 0.9%
DineEquity, Inc.	73,450	5,568,245

Savings & Loans/Thrifts — 1.1%
First Niagara Financial Group, Inc.	790,270	7,049,208

Semiconductor Equipment — 3.4%
Entegris, Inc.†	492,750	5,464,598
Lam Research Corp.†	144,430	8,320,612
MKS Instruments, Inc.	104,046	2,928,895
Teradyne, Inc.†	329,220	5,817,317

		22,531,422

Steel-Producers — 2.5%
Commercial Metals Co.	419,610	8,056,512
Steel Dynamics, Inc.	458,390	8,374,785

		16,431,297

Telecom Services — 1.2%
Amdocs, Ltd.	170,780	7,946,393

Telecommunication Equipment — 1.3%
Harris Corp.	111,800	8,219,536

Theaters — 0.9%
Regal Entertainment Group, Class A	325,320	6,116,016

Transport-Services — 1.2%
Ryder System, Inc.	96,030	7,891,745

Transport-Truck — 1.3%
Con-way, Inc.	203,610	8,649,353

Wire & Cable Products — 1.0%
General Cable Corp.	256,080	6,560,770

Total Long-Term Investment Securities (cost $535,364,289)		651,501,275

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $4,115,000)	$4,115,000	4,115,000

TOTAL INVESTMENTS (cost $539,479,289) (1)	100.3%	655,616,275
Liabilities in excess of other assets	(0.3)	(2,146,768)

NET ASSETS	100.0%	$653,469,507

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Auto/Truck Parts & Equipment-Original	$34,621,553	$—	$—	$34,621,553
Banks-Commercial	36,447,823	—	—	36,447,823
Insurance-Reinsurance	33,788,309	—	—	33,788,309
Real Estate Investment Trusts	61,584,754	—	—	61,584,754
Other Industries*	485,058,836			485,058,836
Short-Term Investment Securities:
Time Deposits	—	4,115,000	—	4,115,000

Total	$651,501,275	$4,115,000	$—	$655,616,275

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.7%
Australia — 5.8%
Australia & New Zealand Banking Group, Ltd.	268,509	$8,598,366
Challenger, Ltd.	637,331	4,174,169
Fortescue Metals Group, Ltd.	427,860	2,007,284
Origin Energy, Ltd.	241,879	3,348,114
Shopping Centres Australasia Property Group	1,727,535	2,784,468
Telstra Corp., Ltd.	552,260	2,678,119

		23,590,520

Austria — 1.2%
Erste Group Bank AG	55,966	1,878,218
Voestalpine AG	67,888	3,098,666

		4,976,884

Belgium — 0.8%
Anheuser-Busch InBev NV	28,871	3,141,849

Bermuda — 0.6%
Hong Kong Land Holdings, Ltd.	341,000	2,387,000

Canada — 3.0%
Canadian Natural Resources, Ltd.	146,200	5,957,112
Intact Financial Corp.	41,900	2,751,282
Suncor Energy, Inc.	94,200	3,633,754

		12,342,148

France — 12.2%
Arkema SA	30,830	3,437,584
AXA SA	202,342	5,270,500
BNP Paribas SA	42,932	3,222,883
Cie de St-Gobain	51,690	3,156,766
Faurecia†	52,261	2,348,776
Iliad SA	9,584	2,586,141
Sanofi	131,059	14,185,956
Schneider Electric SA	25,205	2,362,098
SCOR SE	95,414	3,482,060
Veolia Environnement SA	164,552	3,068,232
Vinci SA	86,580	6,527,142

		49,648,138

Germany — 8.3%
Allianz SE	14,706	2,547,234
BASF SE	51,681	5,981,898
Bayer AG	33,331	4,624,174
Daimler AG	64,993	6,016,910
Deutsche Post AG	209,941	7,903,381
Siemens AG	51,444	6,780,226

		33,853,823

Hong Kong — 1.1%
AIA Group, Ltd.	668,400	3,241,584
Sun Hung Kai Properties, Ltd.	108,000	1,363,765

		4,605,349

Ireland — 1.5%
Bank of Ireland†	5,062,150	1,987,501
Kerry Group PLC, Class A (ISE)	41,862	3,304,594
Kerry Group PLC, Class A (LSE)	9,593	751,949

		6,044,044

Italy — 3.5%
Buzzi Unicem SpA	56,861	1,007,375
Eni SpA	311,472	8,084,974
UniCredit SpA	595,332	5,319,011

		14,411,360

Japan — 18.2%
Astellas Pharma, Inc.	432,000	4,804,460
Credit Saison Co., Ltd.	139,900	2,974,936
Hitachi, Ltd.	262,000	1,863,100
ITOCHU Corp.	162,500	1,818,360
Japan Airlines Co., Ltd.	50,000	2,587,177
Japan Tobacco, Inc.	159,200	5,225,952
KDDI Corp.	39,400	2,097,274
Konica Minolta, Inc.	190,500	1,768,323
Mitsubishi Corp.	215,400	3,851,432
Mitsubishi Estate Co., Ltd.	148,000	3,349,851
MS&AD Insurance Group Holdings	51,100	1,144,608
Nissan Motor Co., Ltd.	611,100	5,242,184
NSK, Ltd.	193,000	2,029,393
Panasonic Corp.	316,900	3,468,588
Sega Sammy Holdings, Inc.	97,600	1,962,788
Sekisui House, Ltd.	140,000	1,680,246
Seven & I Holdings Co., Ltd.	52,500	2,070,010
SMC Corp.	8,200	1,947,034
SoftBank Corp.	24,600	1,826,322
Sumitomo Mitsui Financial Group, Inc.	186,400	7,353,169
Takeda Pharmaceutical Co., Ltd.	39,100	1,754,691
Tokio Marine Holdings, Inc.	50,400	1,484,368
Tokyo Gas Co., Ltd.	796,000	4,165,501
Toshiba Corp.	709,000	2,774,001
Toyota Motor Corp.	84,600	4,564,519

		73,808,287

Jersey — 2.1%
Glencore Xstrata PLC	569,617	3,063,144
WPP PLC	251,704	5,414,205

		8,477,349

Netherlands — 4.7%
Airbus Group NV	49,190	3,377,381
ING Groep NV CVA†	769,223	10,922,598
NXP Semiconductor NV†	20,100	1,198,362
Ziggo NV	85,818	3,724,182

		19,222,523

Singapore — 0.4%
Ezion Holdings, Ltd.	855,600	1,549,184

South Korea — 0.9%
Samsung Electronics Co., Ltd.	2,651	3,445,556

Spain — 1.0%
Atresmedia Corp. de Medios de Comunicacion SA†	115,959	1,661,845
Banco Bilbao Vizcaya Argentaria SA	179,746	2,205,682

		3,867,527

Switzerland — 4.4%
ACE, Ltd.	53,906	5,515,662
Holcim, Ltd.	26,970	2,469,926
Nestle SA	42,583	3,287,712
Roche Holding AG	7,556	2,215,030
UBS AG	203,654	4,257,736

		17,746,066

Taiwan — 1.0%
Asustek Computer, Inc.	220,000	2,272,998
Pegatron Corp.	1,248,000	1,890,721

		4,163,719

United Kingdom — 22.5%
Admiral Group PLC	46,343	1,093,872
AstraZeneca PLC	65,642	5,169,107
Barclays PLC	970,513	4,132,583
Bellway PLC	167,536	4,070,465
BG Group PLC	93,990	1,901,138
Britvic PLC	183,909	2,249,658
Centrica PLC	919,911	5,125,484
GlaxoSmithKline PLC	142,004	3,912,874

HSBC Holdings PLC	947,609	9,665,251
Kingfisher PLC	445,305	3,143,496
Liberty Global PLC, Class C†	74,800	2,874,564
Lloyds Banking Group PLC†	2,063,362	2,625,376
Metro Bank PLC†(1)(3)	54,618	1,167,467
Prudential PLC	289,989	6,651,450
Royal Dutch Shell PLC, Class A	464,412	18,391,591
Serco Group PLC	318,686	1,829,973
St James’s Place PLC	272,068	3,537,067
TUI Travel PLC	793,676	5,732,699
Vodafone Group PLC	1,912,477	7,231,401
WM Morrison Supermarkets PLC	262,893	891,731

		91,397,247

United States — 1.5%
Philip Morris International, Inc.	21,300	1,819,659
Verizon Communications, Inc.	86,852	4,058,594

		5,878,253

Total Common Stocks (cost $321,828,920)		384,556,826

PREFERRED SECURITIES — 1.0%
Germany — 1.0%
Henkel AG & Co. KGaA (cost $3,998,612)	37,525	4,178,879

Total Long-Term Investment Securities (cost $325,827,532)		388,735,705

REPURCHASE AGREEMENT — 3.9%
Agreement with Deutsche Bank AG,bearing interest at 0.04%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $15,851,018 and collateralized by $14,348,000 of United States Treasury Notes, bearing interest at 4.50% due 05/15/2017 and having an approximate value of $16,190,283 (cost $15,851,000)	$15,851,000	15,851,000

TOTAL INVESTMENTS — (cost $341,678,532)(2)	99.6%	404,586,705
Other assets less liabilities	0.4	1,781,029

NET ASSETS —	100.0%	$406,367,734

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Illiquid security. At April 30, 2014, the aggregate value of these securities was $1,167,467 representing 0.3% of net assets.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	USD	3,953,996	EUR	2,872,800	6/18/2014	$31,154	$—
	USD	884,518	AUD	964,000	7/17/2014	6,383	—

						37,537	—

Barclays Bank PLC	CAD	752,900	USD	679,553	7/17/2014	—	(6,121)
	GBP	769,900	USD	1,280,163	6/18/2014	—	(19,260)
	USD	4,430,514	HKD	34,395,900	5/21/2014	6,152	—
	USD	1,847,489	SGD	2,355,900	5/21/2014	31,661	—
	USD	70,213	CHF	62,300	6/18/2014	599	—
	USD	1,278,280	GBP	769,900	6/18/2014	21,142	—
	USD	4,388,044	SEK	28,306,700	6/18/2014	—	(38,020)
	USD	612,816	AUD	668,200	7/17/2014	4,715	—

						64,269	(63,401)

Citibank N.A.	CAD	1,332,300	USD	1,202,793	7/17/2014	—	(10,545)
	EUR	17,215,900	USD	23,720,614	6/18/2014	—	(161,292)
	JPY	168,545,000	USD	1,634,666	5/21/2014	—	(14,128)
	USD	2,799,559	JPY	284,973,500	5/21/2014	—	(11,801)
	USD	1,433,851	DKK	7,794,700	6/18/2014	15,282	—
	USD	3,727,304	EUR	2,685,900	6/18/2014	—	(1,422)
	USD	1,197,759	AUD	1,306,000	7/17/2014	9,209	—

						24,491	(199,188)

Credit Suisse International	AUD	1,105,200	USD	1,026,849	7/17/2014	5,455	—
	CAD	979,000	USD	883,571	7/17/2014	—	(8,014)
	USD	892,380	JPY	90,845,600	5/21/2014	—	(3,681)
	USD	2,816,343	NOK	16,956,900	6/18/2014	31,266	—
	USD	3,167,363	SEK	20,429,300	6/18/2014	—	(27,896)
	USD	502,689	AUD	548,400	7/17/2014	4,127	—
	USD	588,426	NZD	692,500	7/17/2014	4,858	—

						45,706	(39,591)

Deutsche Bank AG London	CAD	1,746,000	USD	1,575,926	7/17/2014	—	(14,173)
	EUR	6,177,200	USD	8,563,329	6/18/2014	—	(5,687)
	GBP	3,158,000	USD	5,213,960	6/18/2014	—	(116,053)
	USD	5,228,782	EUR	3,799,600	6/18/2014	42,026	—
	USD	4,386,550	GBP	2,637,200	6/18/2014	64,466	—
	USD	1,166,819	AUD	1,273,000	7/17/2014	9,651	—

						116,143	(135,913)

HSBC Bank	CAD	450,300	USD	406,683	7/17/2014	—	(3,409)
	GBP	54,600	USD	90,651	6/18/2014	—	(1,502)
	USD	1,874,107	GBP	1,123,700	6/18/2014	22,453	—

						22,453	(4,911)

JPMorgan Chase Bank N.A.	CAD	2,402,000	USD	2,170,174	7/17/2014	—	(17,350)
	GBP	4,890,200	USD	8,127,820	6/18/2014	—	(125,767)
	JPY	546,138,100	USD	5,364,762	5/21/2014	22,158	—
	USD	1,050,498	JPY	107,250,400	5/21/2014	—	(1,320)
	USD	2,707,349	SGD	3,452,100	5/21/2014	46,169	—
	USD	4,093,895	CHF	3,632,800	6/18/2014	35,269	—
	USD	4,722,394	EUR	3,422,300	6/18/2014	25,022	—
	USD	10,586,591	GBP	6,346,900	6/18/2014	125,587	—
	USD	2,685,364	NOK	16,171,800	6/18/2014	30,402	—
	USD	1,758,356	SEK	11,342,800	6/18/2014	—	(15,254)

						284,607	(159,691)

State Street Bank and Trust Co.	CAD	2,160,000	USD	1,949,195	7/17/2014	—	(17,938)
	EUR	970,800	USD	1,334,161	6/18/2014	—	(12,534)
	JPY	366,808,200	USD	3,620,759	5/21/2014	32,452	—
	USD	5,127,084	JPY	524,141,900	5/21/2014	342	—
	USD	8,346,396	EUR	6,056,100	6/18/2014	54,629	—
	USD	1,808,975	SEK	11,671,600	6/18/2014	—	(15,346)
	USD	1,241,537	AUD	1,354,000	7/17/2014	9,792	—
	USD	1,809,451	ILS	6,291,100	7/17/2014	7,444	—

						104,659	(45,818)

UBS AG	CAD	1,453,700	USD	1,314,179	7/17/2014	—	(9,720)
	GBP	185,400	USD	307,821	6/18/2014	—	(5,093)
	USD	3,424,144	CHF	3,039,400	6/18/2014	30,542	—
	USD	309,246	GBP	185,400	6/18/2014	3,669	—
	USD	1,860,051	AUD	2,028,900	7/17/2014	15,001	—

						49,212	(14,813)

Westpac Banking Corp.	CAD	1,760,700	USD	1,589,438	7/17/2014	—	(14,048)
	GBP	529,900	USD	879,809	6/18/2014	—	(14,546)
	JPY	107,695,000	USD	1,062,085	5/21/2014	8,557	—
	USD	4,029,856	JPY	410,290,900	5/21/2014	—	(16,179)
	USD	3,306,167	EUR	2,407,400	6/18/2014	33,380	—
	USD	883,730	GBP	529,900	6/18/2014	10,625	—
	USD	2,078,190	AUD	2,265,600	7/17/2014	15,614	—

						68,176	(44,773)

						—	—

Net Unrealized Appreciation/(Depreciation)						$817,253	$(708,099)

AUD— Australian Dollar

CAD— Canadian Dollar

CHF— Switzerland Franc

DKK— Danish Krone

EUR— Euro Dollar

GBP— British Pound

HKD— Hong Kong Dollar

ILS— Israeli Shekel

JPY— Japanese Yen

NOK— Norwegian Krone

NZD— New Zealand Dollar

SEK— Swedish Krona

SGD— Singapore Dollar

USD— United States Dollar

Industry Allocation*
Medical-Drugs	9.0%
Oil Companies-Integrated	7.4
Diversified Banking Institutions	7.2
Insurance-Life/Health	7.0
Banks-Commercial	5.7
Commercial Paper	3.9
Auto-Cars/Light Trucks	3.9
Insurance-Multi-line	3.3
Telephone-Integrated	2.7
Chemicals-Diversified	2.3
Gas-Distribution	2.3
Transport-Services	1.9
Oil Companies-Exploration & Production	1.9
Food-Misc./Diversified	1.8
Cellular Telecom	1.8
Tobacco	1.8
Diversified Manufacturing Operations	1.7
Insurance-Property/Casualty	1.7
Building-Heavy Construction	1.6
Building-Residential/Commercial	1.4
Travel Services	1.4
Import/Export	1.4
Advertising Agencies	1.3
Electronic Components-Misc.	1.2
Soap & Cleaning Preparation	1.0
Real Estate Operations & Development	0.9
Telecom Services	0.9
Insurance-Reinsurance	0.9
Audio/Video Products	0.9
Electronic Components-Semiconductors	0.9
Building Products-Cement	0.8
Aerospace/Defense-Equipment	0.8
Real Estate Management/Services	0.8
Electric-Integrated	0.8
Building & Construction Products-Misc.	0.8
Retail-Building Products	0.8
Brewery	0.8
Steel-Producers	0.8
Metal-Diversified	0.8
Water	0.7
Finance-Credit Card	0.7
Food-Retail	0.7
Cable/Satellite TV	0.7
Real Estate Investment Trusts	0.7
Airlines	0.6
Web Portals/ISP	0.6
Power Converter/Supply Equipment	0.6
Auto/Truck Parts & Equipment-Original	0.6
Computers	0.5
Beverages-Non-alcoholic	0.5
Metal Processors & Fabrication	0.5
Metal-Iron	0.5
Leisure Products	0.5
Machinery-Electrical	0.5
Electric Products-Misc.	0.5
Consulting Services	0.4
Photo Equipment & Supplies	0.4
Television	0.4
Marine Services	0.4
Semiconductor Components-Integrated Circuits	0.3

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Australia	$23,590,520	$—	$—	$23,590,520
France	49,648,138	—	—	49,648,138
Germany	33,853,823	—	—	33,853,823
Japan	73,808,287	—	—	73,808,287
United Kingdom	90,229,780	—	1,167,467	91,397,247
Other Countries*	112,258,811	—	—	112,258,811
Preferred Securities	4,178,879	—	—	4,178,879
Repurchase Agreement	—	15,851,000	—	15,851,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	817,253	—	817,253

Total	$387,568,238	$16,668,253	$1,167,467	$405,403,958

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$708,099	$—	$708,099

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $327,343,770 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See	Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Australia — 1.0%
Australia & New Zealand Banking Group, Ltd.	59,363	$1,900,960
Challenger, Ltd.	192,172	1,258,621
Incitec Pivot, Ltd.	441,370	1,180,895

		4,340,476

Belgium — 0.7%
Anheuser-Busch InBev NV	14,840	1,614,944
bpost SA	54,466	1,226,771

		2,841,715

Bermuda — 0.3%
Marvell Technology Group, Ltd.	93,508	1,483,037

Canada — 2.8%
Alimentation Couche-Tard, Inc., Class B	39,849	1,123,065
Canadian Imperial Bank of Commerce	13,417	1,196,213
Magna International, Inc.	13,416	1,314,365
Methanex Corp.	17,178	1,064,016
Open Text Corp.	24,476	1,206,996
Suncor Energy, Inc.	41,541	1,602,439
Toronto-Dominion Bank	36,951	1,777,680
Ultra Petroleum Corp.†	53,047	1,580,801
Valeant Pharmaceuticals International, Inc.†	8,897	1,189,618

		12,055,193

Cayman Islands — 0.5%
China Resources Cement Holdings, Ltd.	1,342,000	927,791
Sands China, Ltd.	172,400	1,258,597

		2,186,388

China — 0.7%
Bank of China, Ltd., Class H	2,494,000	1,100,159
China Construction Bank Corp., Class H	2,687,000	1,854,191

		2,954,350

Denmark — 0.5%
Pandora A/S	15,911	1,070,296
TDC A/S	118,583	1,113,093

		2,183,389

Finland — 1.4%
Elisa Oyj	30,400	908,037
Outokumpu Oyj†	4,513,085	1,377,469
Sampo Oyj, Class A	23,992	1,191,280
Stora Enso OYJ, Class R	125,121	1,274,993
UPM-Kymmene OYJ	67,419	1,178,525

		5,930,304

France — 6.0%
Accor SA	26,509	1,296,030
Altran Technologies SA	94,310	1,026,709
AXA SA	70,806	1,844,318
BNP Paribas SA	17,738	1,331,582
Bouygues SA	27,152	1,221,051
Cap Gemini SA	18,467	1,304,323
Cie de St-Gobain	22,939	1,400,910
Credit Agricole SA†	83,239	1,311,293
Electricite de France	37,166	1,425,438
Gaztransport Et Technigaz SA†	16,373	1,134,391
GDF Suez	60,697	1,530,479
Kering	6,342	1,402,492
Renault SA	14,491	1,410,301
Safran SA	16,024	1,076,975
Societe Generale SA	16,225	1,008,437
Teleperformance	20,695	1,185,485
Total SA	48,415	3,457,835
Valeo SA	7,325	1,003,429

		25,371,478

Germany — 3.4%
Allianz SE	6,171	1,068,882
Bayer AG	21,901	3,038,434
Bayerische Motoren Werke AG	9,005	1,126,626
Continental AG	6,293	1,474,160
Daimler AG	18,842	1,744,351
Deutsche Lufthansa AG	42,908	1,076,273
Deutsche Post AG	38,154	1,436,335
Deutsche Telekom AG	84,239	1,412,361
Freenet AG	38,991	1,347,756
OSRAM Licht AG†	14,167	741,567

		14,466,745

Hong Kong — 0.8%
Cheung Kong Holdings, Ltd.	93,000	1,580,998
China Overseas Land & Investment, Ltd.	692,000	1,695,871

		3,276,869

India — 0.6%
Axis Bank, Ltd. GDR	47,467	1,200,915
HDFC Bank, Ltd. ADR	34,695	1,389,535

		2,590,450

Ireland — 1.4%
Actavis PLC†	6,567	1,341,835
Allegion PLC	22,421	1,106,477
Covidien PLC	14,937	1,064,261
Ingersoll-Rand PLC	20,635	1,233,973
Mallinckrodt PLC†	5,226	372,248
Ryanair Holdings PLC ADR†	20,140	1,077,087

		6,195,881

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	28,022	1,369,155

Italy — 0.9%
Azimut Holding SpA	33,640	1,047,751
Enel SpA	278,840	1,576,021
Unione di Banche Italiane SCpA	119,384	1,136,203

		3,759,975

Japan — 5.6%
Asahi Kasei Corp.	139,000	944,931
Fuji Electric Co., Ltd.	283,000	1,281,645
FUJIFILM Holdings Corp.	40,900	1,056,155
Hitachi, Ltd.	166,000	1,180,437
ITOCHU Corp.	96,900	1,084,302
Kawasaki Kisen Kaisha, Ltd.	576,000	1,154,986

KDDI Corp.	31,600	1,682,077
Kose Corp.	30,100	999,555
Mitsui Fudosan Co., Ltd.	47,000	1,388,830
Nippon Meat Packers, Inc.	75,000	1,299,213
Nippon Paint Co., Ltd.	70,000	1,081,821
Nitori Holdings Co., Ltd.	26,700	1,223,549
Omron Corp.	29,500	1,041,669
ORIX Corp.	108,500	1,567,511
Sumitomo Mitsui Financial Group, Inc.	43,800	1,727,837
Sumitomo Osaka Cement Co., Ltd.	297,000	1,179,459
T&D Holdings, Inc.	115,900	1,381,935
TOTO, Ltd.	79,000	1,116,594
Toyota Motor Corp.	24,800	1,338,062

		23,730,568

Jersey — 1.2%
Glencore Xstrata PLC	382,377	2,056,252
Petrofac, Ltd.	57,188	1,402,961
Shire PLC	28,857	1,645,834

		5,105,047

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.	20,452	1,086,615

Luxembourg — 0.3%
APERAM†	45,571	1,184,797

Netherlands — 1.3%
ING Groep NV CVA†	118,786	1,686,704
Koninklijke Ahold NV	62,929	1,213,969
LyondellBasell Industries NV, Class A	17,241	1,594,793
NXP Semiconductor NV†	20,328	1,211,955

		5,707,421

Norway — 0.4%
Statoil ASA	58,071	1,762,362

Portugal — 0.3%
EDP—Energias de Portugal SA	258,065	1,253,092

Singapore — 0.3%
Avago Technologies, Ltd.	23,127	1,468,565

South Korea — 0.6%
Hyundai Motor Co.	4,935	1,098,471
Samsung Electronics Co., Ltd.	1,060	1,377,702

		2,476,173

Spain — 1.9%
Amadeus IT Holding SA, Class A	29,772	1,237,266
CaixaBank SA	225,376	1,372,644
Ferrovial SA	65,594	1,456,029
Grupo Catalana Occidente SA	29,090	1,136,885
Iberdrola SA	192,764	1,346,515
Repsol SA	57,094	1,536,661

		8,086,000

Sweden — 1.3%
Electrolux AB, Series B	51,286	1,421,325
NCC AB, Class B	33,989	1,186,076
Svenska Handelsbanken AB, Class A	20,720	1,039,792
Swedbank AB, Class A	39,377	1,045,863
Trelleborg AB, Class B	50,074	1,067,370

		5,760,426

Switzerland — 5.0%
ACE, Ltd.	15,197	1,554,957
Actelion, Ltd.	11,686	1,147,886
Credit Suisse Group AG	53,228	1,687,983
Garmin, Ltd.	21,703	1,239,241
Georg Fischer AG†	1,533	1,214,068
Lonza Group AG	13,137	1,372,511
Novartis AG	44,953	3,897,187
OC Oerlikon Corp. AG	61,472	977,853
Roche Holding AG	12,815	3,756,698
Swiss Re AG	13,601	1,187,634
TE Connectivity, Ltd.	21,796	1,285,528
UBS AG	87,528	1,829,923

		21,151,469

United Kingdom — 9.8%
3i Group PLC	192,153	1,232,189
AstraZeneca PLC	22,855	1,799,761
Barclays PLC	368,490	1,569,083
Barratt Developments PLC	174,916	1,091,237
BP PLC	425,059	3,582,605
British American Tobacco PLC	61,369	3,540,537
British Land Co. PLC	105,985	1,235,615
Britvic PLC	102,178	1,249,887
BT Group PLC	171,052	1,064,243
Carillion PLC	197,303	1,231,901
Home Retail Group PLC	336,268	1,158,219
Imperial Tobacco Group PLC	55,055	2,376,855
Investec PLC	126,701	1,115,603
ITV PLC	456,078	1,401,476
Persimmon PLC†	58,660	1,299,424
Prudential PLC	73,946	1,696,092
Rio Tinto PLC	48,137	2,620,695
Royal Dutch Shell PLC, Class A	105,055	4,162,986
St James’s Place PLC	92,774	1,206,125
Standard Chartered PLC	70,330	1,521,719
Taylor Wimpey PLC	649,844	1,153,153
Travis Perkins PLC	44,683	1,286,299
Vodafone Group PLC	814,300	3,079,007

		41,674,711

United States — 48.1%
Advance Auto Parts, Inc.	9,195	1,115,262
Alcoa, Inc.	112,519	1,515,631
Allergan, Inc.	8,945	1,483,439
Alliance Data Systems Corp.†	4,505	1,089,760
American Express Co.	15,295	1,337,242
Ameriprise Financial, Inc.	12,182	1,359,877
Anadarko Petroleum Corp.	14,860	1,471,437
Andersons, Inc.	18,578	1,157,224
Apache Corp.	16,542	1,435,846
Apple, Inc.	9,600	5,664,864
Archer-Daniels-Midland Co.	31,453	1,375,440
Assurant, Inc.	13,777	928,708
Avnet, Inc.	27,057	1,166,968

B/E Aerospace, Inc.†	13,330	1,169,974
Ball Corp.	19,784	1,111,663
Baxter International, Inc.	21,621	1,573,793
Becton Dickinson and Co.	9,210	1,041,006
Biogen Idec, Inc.†	4,700	1,349,464
Broadcom Corp., Class A	34,048	1,049,019
Brocade Communications Systems, Inc.†	108,402	1,009,223
Cameron International Corp.†	20,159	1,309,529
Capital One Financial Corp.	17,874	1,320,889
Caterpillar, Inc.	12,160	1,281,664
CBS Corp., Class B	24,258	1,401,142
Chevron Corp.	24,153	3,031,685
Citigroup, Inc.	70,834	3,393,657
CMS Energy Corp.	46,262	1,402,201
Coca-Cola Enterprises, Inc.	32,179	1,462,214
Comcast Corp., Class A	34,188	1,769,571
ConocoPhillips	41,389	3,075,617
Constellation Brands, Inc., Class A†	18,844	1,504,505
Corning, Inc.	55,851	1,167,844
CVS Caremark Corp.	28,158	2,047,650
Deckers Outdoor Corp.†	17,025	1,344,124
Deere & Co.	12,510	1,167,683
Delta Air Lines, Inc.	32,044	1,180,181
Devon Energy Corp.	26,195	1,833,650
Discover Financial Services	19,384	1,083,566
Dow Chemical Co.	33,032	1,648,297
Dr Pepper Snapple Group, Inc.	25,846	1,432,385
East West Bancorp, Inc.	27,658	954,478
Eli Lilly & Co.	24,174	1,428,683
EMC Corp.	53,779	1,387,498
Energizer Holdings, Inc.	10,000	1,116,900
EnerSys, Inc.	16,754	1,132,235
EOG Resources, Inc.	18,255	1,788,990
Exelon Corp.	35,654	1,248,960
Facebook, Inc., Class A†	28,557	1,707,137
Fidelity National Information Services, Inc.	22,061	1,178,719
Fluor Corp.	18,283	1,384,023
Foot Locker, Inc.	26,553	1,235,511
Freeport-McMoRan Copper & Gold, Inc.	49,385	1,697,362
Generac Holdings, Inc.	17,123	1,008,202
Gilead Sciences, Inc.†	18,009	1,413,526
Google, Inc., Class A†	5,277	2,822,562
Google, Inc., Class C†	7,429	3,912,557
Great Plains Energy, Inc.	39,636	1,063,434
Halliburton Co.	22,849	1,441,086
Hanesbrands, Inc.	17,688	1,452,008
Harris Corp.	17,425	1,281,086
Hartford Financial Services Group, Inc.	39,600	1,420,452
Helmerich & Payne, Inc.	12,508	1,358,994
Hess Corp.	20,958	1,868,615
Hewlett-Packard Co.	51,422	1,700,011
Honeywell International, Inc.	16,169	1,502,100
Humana, Inc.	10,078	1,106,060
Huntington Ingalls Industries, Inc.	11,348	1,168,844
ITT Corp.	32,217	1,389,841
Jack in the Box, Inc.†	21,148	1,132,264
Jarden Corp.†	19,889	1,136,656
Johnson & Johnson	58,707	5,946,432
Jones Lang LaSalle, Inc.	9,835	1,139,778
Juniper Networks, Inc.†	47,915	1,183,021
Kirby Corp.†	12,546	1,262,379
Kroger Co.	34,470	1,586,999
Lam Research Corp.†	29,167	1,680,311
Lear Corp.	14,996	1,245,568
Macy’s, Inc.	26,711	1,534,013
Manpowergroup, Inc.	14,705	1,196,105
Marathon Oil Corp.	35,948	1,299,520
McKesson Corp.	7,530	1,274,001
Medtronic, Inc.	21,220	1,248,160
MetLife, Inc.	25,655	1,343,039
Microsoft Corp.	144,306	5,829,962
Mohawk Industries, Inc.†	8,861	1,173,285
Molson Coors Brewing Co., Class B	22,114	1,326,177
Morgan Stanley	57,053	1,764,649
Murphy USA, Inc.†	22,983	976,778
News Corp., Class B†	8,647	143,021
Northrop Grumman Corp.	12,418	1,508,911
Packaging Corp. of America	18,130	1,208,002
PerkinElmer, Inc.	28,525	1,197,194
Pfizer, Inc.	122,275	3,824,762
Phillips 66	17,890	1,488,806
Pinnacle Foods, Inc.	37,923	1,152,859
PNC Financial Services Group, Inc.	18,943	1,591,970
Priceline Group, Inc.†	1,335	1,545,596
Prosperity Bancshares, Inc.	16,247	958,573
Prudential Financial, Inc.	16,002	1,291,041
Public Service Enterprise Group, Inc.	40,020	1,639,619
QUALCOMM, Inc.	23,605	1,857,950
Quanta Services, Inc.†	32,924	1,161,559
Raytheon Co.	12,925	1,234,079
Reinsurance Group of America, Inc.	12,849	985,647
Salix Pharmaceuticals, Ltd.†	11,297	1,242,670
SanDisk Corp.	15,768	1,339,807
Signature Bank†	6,722	798,708
SM Energy Co.	13,849	1,026,626
Snap-on, Inc.	10,691	1,240,156
Southwestern Energy Co.†	26,887	1,287,350
Spirit Airlines, Inc.†	15,024	853,964
St Jude Medical, Inc.	16,897	1,072,453
Stanley Black & Decker, Inc.	13,879	1,192,067
Synaptics, Inc.†	18,170	1,129,265
Texas Instruments, Inc.	31,006	1,409,223
Thermo Fisher Scientific, Inc.	10,894	1,241,916
Torchmark Corp.	14,723	1,173,423
Trinity Industries, Inc.	12,216	916,933
Tyson Foods, Inc., Class A	29,817	1,251,419
United Technologies Corp.	16,783	1,985,932
UnitedHealth Group, Inc.	18,070	1,355,973
Unum Group	36,159	1,201,202
Valero Energy Corp.	20,907	1,195,253
VCA Antech, Inc.†	33,051	1,012,352
VeriFone Systems, Inc.†	36,637	1,225,141
Verizon Communications, Inc. (NYSE)	11,134	520,292

Verizon Communications, Inc. (LSE)	32,075	1,499,185
VF Corp.	19,854	1,212,881
Walgreen Co.	25,964	1,762,956
Wells Fargo & Co.	80,023	3,972,342
Wendy’s Co.	126,751	1,053,301
Western Digital Corp.	12,923	1,138,904
Whirlpool Corp.	9,843	1,509,719
Xerox Corp.	80,501	973,257
Yahoo!, Inc.†	32,953	1,184,660
Zimmer Holdings, Inc.	14,509	1,404,471

		204,886,255

Total Common Stocks (cost $366,990,191)		416,338,906

PREFERRED SECURITIES — 0.3%
Germany — 0.3%
Volkswagen AG (cost $1,152,736)	5,143	1,384,930

Total Long-Term Investment Securities (cost $368,142,927)		417,723,836

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 04/30/2014 to be repurchased 05/01/2014 in the amount of $12,236,000 and collateralized by $13,560,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $12,485,234 (cost $12,236,000)	$12,236,000	12,236,000

TOTAL INVESTMENTS — (cost $380,378,927)(1)	100.9%	429,959,836
Liabilities in excess of other assets	(0.9)	(4,026,334)

NET ASSETS —	100.0%	$425,933,502

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depository Receipt
LSE	— London Stock Exchange
NYSE	— New York Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse International	USD	1,193,727	EUR	864,155	5/2/2014	$5,159	$—

Goldman Sachs International	USD	1,738,759	EUR	1,255,150	5/5/2014	2,572	—

Toronto Dominion Bank	USD	289,568	SEK	1,901,099	5/2/2014	2,810	—

Net Unrealized Appreciation/(Depreciation)						$10,541	$—

EUR — Euro Currency

SEK — Swedish Krona

USD — United States Dollar

Industry Allocation*
Medical-Drugs	7.2%
Oil Companies-Integrated	5.5
Banks-Commercial	4.8
Diversified Banking Institutions	3.3
Oil Companies-Exploration & Production	3.0
Electric-Integrated	2.9
Repurchase Agreements	2.9
Insurance-Life/Health	2.6
Insurance-Multi-line	2.5
Telephone-Integrated	2.2
Auto-Cars/Light Trucks	1.9
Web Portals/ISP	1.9
Computers	1.7
Banks-Super Regional	1.6
Tobacco	1.4
Applications Software	1.4
Electronic Components-Semiconductors	1.1
Medical Products	1.1
Auto/Truck Parts & Equipment-Original	1.1
Metal-Diversified	1.1
Real Estate Operations & Development	1.1
Diversified Manufacturing Operations	1.1
Semiconductor Components-Integrated Circuits	1.0
Airlines	1.0
Chemicals-Diversified	0.9
Beverages-Non-alcoholic	0.9
Building & Construction-Misc.	0.9
Computers-Memory Devices	0.9
Retail-Drug Store	0.9
Electronic Components-Misc.	0.8
Building-Residential/Commercial	0.8
Aerospace/Defense-Equipment	0.8
Cellular Telecom	0.7
Brewery	0.7
Appliances	0.7
Food-Retail	0.7
Aerospace/Defense	0.7
Oil-Field Services	0.6
Television	0.6
Medical-Biomedical/Gene	0.6
Medical-Generic Drugs	0.6
Apparel Manufacturers	0.6
Transport-Services	0.6
Steel-Specialty	0.6
Retail-Major Department Stores	0.6
Food-Meat Products	0.6
Agricultural Operations	0.6
Engineering/R&D Services	0.6
Building & Construction Products-Misc.	0.6
Telecommunication Equipment	0.6
Medical-HMO	0.6
Paper & Related Products	0.6
Instruments-Scientific	0.6
Tools-Hand Held	0.6
Finance-Credit Card	0.6
Transport-Marine	0.6
Medical Instruments	0.6
Batteries/Battery Systems	0.6
Chemicals-Specialty	0.5
Investment Management/Advisor Services	0.5
Computers-Integrated Systems	0.5
Retail-Restaurants	0.5
Insurance-Reinsurance	0.5
Oil Refining & Marketing	0.5
Building Products-Cement	0.5
Cable/Satellite TV	0.4
Internet Content-Entertainment	0.4
Metal-Copper	0.4
Semiconductor Equipment	0.4
Finance-Leasing Companies	0.4
E-Commerce/Services	0.4
Retail-Regional Department Stores	0.4
Metal-Aluminum	0.4
Beverages-Wine/Spirits	0.4
Instruments-Controls	0.4
Rubber-Tires	0.3
Oil & Gas Drilling	0.3
Footwear & Related Apparel	0.3
Oil Field Machinery & Equipment	0.3
Computer Services	0.3
Hotels/Motels	0.3
Retail-Building Products	0.3
Machinery-Construction & Mining	0.3
Machinery-Electrical	0.3
Medical-Wholesale Drug Distribution	0.3
Casino Hotels	0.3
Transactional Software	0.3
Real Estate Investment Trusts	0.3
Retail-Apparel/Shoe	0.3
Private Equity	0.3
Retail-Home Furnishings	0.3
Containers-Paper/Plastic	0.3
Enterprise Software/Service	0.3
Human Resources	0.3
Building-Heavy Construction	0.3
Advertising Sales	0.3
Agricultural Chemicals	0.3
Electric Products-Misc.	0.3
Data Processing/Management	0.3
Textile-Home Furnishings	0.3
Shipbuilding	0.3
Telecom Equipment-Fiber Optics	0.3
Machinery-Farming	0.3
Electronic Parts Distribution	0.3
Commercial Services	0.3
Food-Misc./Diversified	0.3
Real Estate Management/Services	0.3
Consumer Products-Misc.	0.3
Computers-Periphery Equipment	0.3
Diversified Financial Services	0.3
Retail-Auto Parts	0.3
Containers-Metal/Glass	0.3
Electronic Security Devices	0.3
Commercial Services-Finance	0.3
Cruise Lines	0.3
Import/Export	0.3
Coatings/Paint	0.3
Electronics-Military	0.3
Consulting Services	0.3
Retail-Convenience Store	0.2
Retail-Jewelry	0.2
Photo Equipment & Supplies	0.2
Veterinary Diagnostics	0.2
Power Converter/Supply Equipment	0.2
Cosmetics & Toiletries	0.2
Machinery-General Industrial	0.2
Office Automation & Equipment	0.2
Lighting Products & Systems	0.2

100.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
France	$25,371,478	$—	$—	$25,371,478
Japan	23,730,568	—	—	23,730,568
Switzerland	21,151,469	—	—	21,151,469
United Kingdom	41,674,711	—	—	41,674,711
United States	204,886,255	—	—	204,886,255
Other Countries*	99,524,425	—	—	99,524,425
Preferred Securities	1,384,930	—	—	1,384,930
Repurchase Agreement	—	12,236,000	—	12,236,000
Other Financial Instruments:@
Open Forward Foreign Currency
Contracts-Appreciation	—	10,541	—	10,541

Total	$417,723,836	$12,246,541	$—	$429,970,377

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $140,175,814 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 85.1%
Australia — 4.8%
AGL Energy, Ltd.	7,014	$102,757
ALS, Ltd.	4,319	30,093
Amcor, Ltd.	16,912	161,669
AMP, Ltd.	38,454	180,405
APA Group	9,301	57,547
Asciano, Ltd.	11,518	57,888
Aurizon Holdings, Ltd.	20,040	96,437
Australia & New Zealand Banking Group, Ltd.	34,869	1,116,597
BHP Billiton, Ltd.	57,397	2,012,899
Boral, Ltd.	150	793
Brambles, Ltd.	18,664	163,505
Coca-Cola Amatil, Ltd.	9,933	85,357
Cochlear, Ltd.	671	36,585
Commonwealth Bank of Australia	18,440	1,351,617
Crown Resorts, Ltd.	4,806	71,615
CSL, Ltd.	6,046	384,353
Echo Entertainment Group, Ltd.	8,637	22,627
Fortescue Metals Group, Ltd.	16,698	78,338
Goodman Group	23,116	106,944
Harvey Norman Holdings, Ltd.	6,938	21,141
Iluka Resources, Ltd.	6,149	50,783
Incitec Pivot, Ltd	22,247	59,522
Insurance Australia Group, Ltd.	26,853	143,193
Leighton Holdings, Ltd.	1,765	31,285
Lend Lease Group	985	11,850
Macquarie Group, Ltd.	3,502	187,719
National Australia Bank, Ltd.	26,582	871,722
Orica, Ltd.	4,933	100,225
Origin Energy, Ltd.	13,113	181,512
QBE Insurance Group, Ltd.	12,315	132,483
Rio Tinto, Ltd.	7,733	443,250
Santos, Ltd.	11,699	149,440
Sonic Healthcare, Ltd.	5,344	87,873
Stockland	71,545	258,550
Suncorp Group, Ltd.	14,939	180,696
Sydney Airport	3,711	14,549
Tabcorp Holdings, Ltd.	9,026	31,193
Tatts Group, Ltd.	17,419	48,870
Telstra Corp., Ltd.	48,023	232,882
Toll Holdings, Ltd.	8,061	39,615
Transurban Group(1)	15,616	105,468
Wesfarmers, Ltd.	15,649	620,915
Westfield Group	30,826	313,579
Westfield Retail Trust	51,794	153,492
Westpac Banking Corp.	33,489	1,092,628
Woodside Petroleum, Ltd.	7,526	285,260
Woolworths, Ltd.	19,154	664,075
WorleyParsons, Ltd.	2,638	41,196

		12,672,992

Belgium — 0.8%
Ageas	921	39,591
Anheuser-Busch InBev NV	9,867	1,073,763
Anheuser-Busch InBev NV (VVPR)†(2)	10,360	0
Belgacom SA	270	8,263
Groupe Bruxelles Lambert SA	3,078	311,174
KBC Groep NV†	2,147	130,792
Solvay SA	1,106	179,066
Telenet Group Holding NV†	1,232	72,206
UCB SA	2,497	204,700
Umicore SA	2,656	130,166

		2,149,721

Bermuda — 0.0%
Cheung Kong Infrastructure Holdings, Ltd.	2,000	13,040
First Pacific Co., Ltd.	10,000	11,080
Li & Fung, Ltd.	20,000	29,047
Noble Group, Ltd.	13,686	14,028

		67,195

Cayman Islands — 0.0%
MGM China Holdings, Ltd.	3,200	11,123
Sands China, Ltd.	8,000	58,404
Wynn Macau, Ltd.	5,200	20,457

		89,984

Denmark — 1.4%
AP Moeller - Maersk A/S, Series A	55	124,721
AP Moeller - Maersk A/S, Series B	105	250,205
Carlsberg A/S, Class B	1,792	179,034
Coloplast A/S, Class B	2,760	231,573
Danske Bank A/S	14,724	415,994
DSV A/S	2,249	75,036
Novo Nordisk A/S, Class B	46,055	2,077,611
Novozymes A/S, Class B	5,803	277,962
TDC A/S	16,774	157,451

		3,789,587

Finland — 1.0%
Elisa Oyj	2,937	87,727
Fortum Oyj	8,946	201,931
Kone Oyj, Class B	8,717	372,723
Metso Oyj	6,720	269,248
Neste Oil Oyj	4,485	92,090
Nokia Oyj†	61,224	458,246
Sampo Oyj, Shares A	8,274	410,831
Stora Enso OYJ, Class R	12,969	132,155
UPM-Kymmene OYJ	14,181	247,892
Valmet Corp.	6,720	77,940
Wartsila Oyj Abp	5,343	297,542

		2,648,325

France — 8.4%
Accor SA	1,748	85,460
Air Liquide SA	2,349	335,991
Alstom SA	5,341	218,738
AtoS	4,683	404,306
AXA SA	34,309	893,663
BNP Paribas SA	28,244	2,120,262
Bouygues SA	6,940	312,098
Cap Gemini SA	7,395	522,309
Carrefour SA	5,241	203,809
Casino Guichard Perrachon SA	201	25,585
CGG SA†	3,191	55,161
Christian Dior SA	1,173	241,093
Cie de St-Gobain	10,792	659,080
Cie Generale des Etablissements Michelin	6,120	747,171
CNP Assurances	2,106	48,530
Credit Agricole SA†	14,023	220,909

Danone SA	7,306	538,828
Dassault Systemes SA	356	43,774
Edenred	2,492	84,046
Electricite de France	3,477	133,354
Essilor International SA	1,708	182,672
Eurazeo SA	413	34,791
Fonciere Des Regions	196	19,896
GDF Suez	19,765	498,376
Gecina SA	184	24,774
ICADE	167	17,029
Iliad SA	847	228,554
Imerys SA	258	22,647
Kering	1,128	249,450
Klepierre	731	33,513
L’Oreal SA	420	72,253
Lafarge SA	6,164	563,124
Lagardere SCA	1,741	72,884
Legrand SA	6,074	391,844
LVMH Moet Hennessy Louis Vuitton SA	4,665	917,404
Natixis	16,126	114,480
Orange SA	9,770	158,248
Pernod Ricard SA	652	78,253
Publicis Groupe SA	3,497	297,886
Remy Cointreau SA	314	27,614
Renault SA	9,046	880,380
Safran SA	6,010	403,933
Sanofi	25,174	2,724,859
Schneider Electric SA	13,003	1,218,582
SCOR SE	1,819	66,383
Societe BIC SA	351	46,544
Societe Generale SA	18,923	1,176,126
Sodexo	899	96,910
Suez Environnement Co.	3,208	62,976
Technip SA	2,043	229,866
Total SA	22,268	1,590,397
Unibail-Rodamco SE	1,348	363,650
Veolia Environnement SA	6,064	113,069
Vinci SA	16,592	1,250,847
Vivendi SA	6,142	164,798

		22,289,179

Germany — 7.7%
Adidas AG	3,095	330,326
Allianz SE	6,890	1,193,421
Axel Springer SE	672	41,021
BASF SE	15,908	1,841,296
Bayer AG	13,185	1,829,220
Bayerische Motoren Werke AG	8,074	1,010,148
Beiersdorf AG	1,762	176,640
Brenntag AG	863	156,066
Commerzbank AG†	31,630	561,907
Continental AG	750	175,690
Daimler AG	19,968	1,848,594
Deutsche Bank AG	20,654	910,061
Deutsche Boerse AG	2,229	163,248
Deutsche Lufthansa AG	7,700	193,141
Deutsche Post AG	11,115	418,432
Deutsche Telekom AG	66,241	1,110,604
E.ON SE	35,466	678,273
Fraport AG Frankfurt Airport Services Worldwide	297	21,917
Fresenius Medical Care AG & Co. KGaA	6,145	422,427
Fresenius SE & Co. KGaA	389	59,122
GEA Group AG	3,637	162,702
Hannover Rueck SE	499	46,459
Infineon Technologies AG	3,820	44,406
LANXESS AG	838	63,710
Linde AG	2,293	475,429
Merck KGaA	1,246	210,116
Metro AG†	9,608	383,894
Muenchener Rueckversicherungs AG	3,864	892,291
OSRAM Licht AG†	1,180	61,767
ProSiebenSat.1 Media AG	6,629	289,835
RWE AG	6,717	256,128
SAP AG	16,227	1,306,627
Siemens AG	17,095	2,253,090
Telefonica Deutschland Holding AG	5,040	41,863
ThyssenKrupp AG†	4,964	141,317
United Internet AG	1,566	67,220
Volkswagen AG	2,044	545,880

		20,384,288

Hong Kong — 0.8%
AIA Group, Ltd.	40,400	195,930
Bank of East Asia, Ltd.	4,912	20,242
BOC Hong Kong Holdings, Ltd.	13,000	38,398
Cheung Kong Holdings, Ltd.	16,000	272,000
China Merchants Holdings International Co., Ltd.	29	90
CLP Holdings, Ltd.	7,000	55,979
Galaxy Entertainment Group, Ltd.†	7,000	54,985
Hang Lung Properties, Ltd.	26,000	77,635
Hang Seng Bank, Ltd.	2,900	47,317
Henderson Land Development Co., Ltd.	13,000	77,803
Hong Kong & China Gas Co., Ltd.	21,000	48,431
Hong Kong Exchanges and Clearing, Ltd.	3,900	70,274
Hutchison Whampoa, Ltd.	8,000	109,378
Hysan Development Co., Ltd.	8,000	34,413
Link REIT	25,500	126,794
MTR Corp., Ltd.	6,500	24,607
New World Development Co., Ltd.	60,950	62,971
Power Assets Holdings, Ltd.	5,500	47,530
Sino Land Co., Ltd.	35,922	53,747
SJM Holdings, Ltd.	7,000	19,457
Sun Hung Kai Properties, Ltd.	18,624	235,174
Swire Pacific, Ltd., Class A	8,000	92,300
Swire Properties, Ltd.	14,200	42,858
Wharf Holdings, Ltd.	17,000	119,284
Wheelock & Co., Ltd.	11,000	45,402

		1,972,999

Ireland — 0.4%
Bank of Ireland†	894,650	351,257

CRH PLC	18,870	547,409
Kerry Group PLC, Class A	2,144	169,248
Ryanair Holdings PLC ADR†	600	32,088

		1,100,002

Isle of Man — 0.0%
Genting Singapore PLC	37,000	39,104

Italy — 0.9%
Assicurazioni Generali SpA	20,882	487,576
Fiat SpA†	12,513	150,684
Intesa Sanpaolo SpA	274,084	935,416
Luxottica Group SpA	3,307	189,345
Telecom Italia SpA RSP	124,379	123,464
UniCredit SpA	46,253	413,249
Unione di Banche Italiane SCpA	8,438	80,306

		2,380,040

Japan — 18.8%
Aeon Co., Ltd.	13,700	158,260
Aeon Mall Co., Ltd.	2,600	61,901
Ajinomoto Co., Inc.	17,000	249,758
Asahi Glass Co., Ltd.	24,200	137,055
Asahi Group Holdings, Ltd.	9,400	259,101
Asahi Kasei Corp.	27,000	183,548
Astellas Pharma, Inc.	60,000	667,286
Bank of Kyoto, Ltd.	11,000	89,519
Bank of Yokohama, Ltd.	47,000	235,839
Benesse Holdings, Inc.	2,300	87,402
Bridgestone Corp.	18,900	676,618
Canon, Inc.	6,600	207,551
Central Japan Railway Co.	3,866	474,198
Chiba Bank, Ltd.	23,000	146,007
Chubu Electric Power Co., Inc.†	14,300	162,673
Chugai Pharmaceutical Co., Ltd.	6,100	153,760
Credit Saison Co., Ltd.	4,100	87,185
Dai Nippon Printing Co., Ltd.	14,400	129,865
Daido Steel Co., Ltd.	3,000	14,643
Daiichi Sankyo Co., Ltd.	17,500	293,221
Daikin Industries, Ltd.	6,600	380,952
Daito Trust Construction Co., Ltd.	2,100	213,420
Daiwa House Industry Co., Ltd.	13,400	225,835
Daiwa Securities Group, Inc.	57,000	426,517
Denso Corp.	16,109	733,008
East Japan Railway Co.	8,900	648,816
Eisai Co., Ltd.	5,000	192,840
FANUC Corp.	4,200	755,905
Fast Retailing Co., Ltd.	2,200	683,660
FUJIFILM Holdings Corp.	13,500	348,609
Fujitsu, Ltd.	49,400	289,920
Fukuoka Financial Group, Inc.	25,000	101,971
Hankyu Hanshin Holdings, Inc.	21,000	115,029
Hirose Electric Co., Ltd.	700	98,665
Hisamitsu Pharmaceutical Co., Inc.	1,700	71,169
Hitachi Metals, Ltd.	2,000	27,114
Hitachi, Ltd.	90,800	645,685
Honda Motor Co., Ltd.	37,704	1,246,535
Hoya Corp.	9,700	285,967
IHI Corp.	32,000	127,393
Inpex Corp.	6,800	98,972
ITOCHU Corp.	35,900	401,718
Japan Real Estate Investment Corp.	25	132,293
Japan Retail Fund Investment Corp.	44	88,400
Japan Tobacco, Inc.	22,200	728,745
JFE Holdings, Inc.	13,400	247,723
JGC Corp.	5,000	161,882
Joyo Bank, Ltd.	28,000	136,118
JSR Corp.	3,600	58,982
JX Holdings, Inc.	77,100	399,697
Kajima Corp.	16,800	63,923
Kansai Electric Power Co., Inc.†	23,900	200,111
Kao Corp.	12,500	470,362
Kawasaki Heavy Industries, Ltd.	26,000	96,386
Keikyu Corp.	11,000	91,241
Keio Corp.	5,000	35,360
Keyence Corp.	990	381,387
Kintetsu Corp.	40,500	142,216
Kirin Holdings Co., Ltd.	19,500	269,893
Kobe Steel, Ltd.	71,000	93,060
Komatsu, Ltd.	20,000	440,554
Konami Corp	3,900	88,883
Konica Minolta, Inc.	13,700	127,171
Kubota Corp.	27,000	347,024
Kuraray Co., Ltd.	6,400	71,803
Kurita Water Industries, Ltd.	1,800	37,854
Kyocera Corp.	8,500	399,663
Kyushu Electric Power Co., Inc.†	8,000	80,677
Lawson, Inc.	2,100	145,840
LIXIL Group Corp.	5,400	142,771
Marubeni Corp.	37,200	248,158
Maruichi Steel Tube, Ltd.	500	12,672
Mitsubishi Chemical Holdings Corp.	30,300	121,218
Mitsubishi Corp.	31,500	563,232
Mitsubishi Electric Corp.	39,800	452,755
Mitsubishi Estate Co., Ltd.	29,000	656,390
Mitsubishi Heavy Industries, Ltd.	78,400	412,571
Mitsubishi Materials Corp.	44,000	127,393
Mitsubishi Tanabe Pharma Corp.	7,100	97,227
Mitsubishi UFJ Financial Group, Inc.	109,611	581,104
Mitsui & Co., Ltd.	37,800	535,748
Mitsui Fudosan Co., Ltd.	21,000	620,541
Mitsui OSK Lines, Ltd.	4,000	13,342
Mizuho Financial Group, Inc.	576,400	1,127,598
MS&AD Insurance Group Holdings	10,400	232,953
Murata Manufacturing Co., Ltd.	5,500	457,280
Namco Bandai Holdings, Inc.	3,600	77,609
NEC Corp.	63,800	179,103
Nexon Co., Ltd.	2,600	20,294
NGK Insulators, Ltd.	9,400	177,362
NGK Spark Plug Co., Ltd.	6,000	137,389
Nidec Corp.	5,100	290,132
Nikon Corp.	10,300	161,499
Nintendo Co., Ltd.	2,400	252,125
Nippon Building Fund, Inc.	25	138,407
Nippon Express Co., Ltd.	23,400	110,551
Nippon Steel & Sumitomo Metal Corp.	236,000	618,653
Nippon Telegraph & Telephone Corp.	8,700	481,740

Nippon Yusen KK	30,000	81,283
Nissan Motor Co., Ltd.	56,100	481,241
Nitto Denko Corp.	4,000	172,544
NKSJ Holdings, Inc.	7,300	182,009
Nomura Holdings, Inc.	83,500	480,246
Nomura Research Institute, Ltd.	3,900	112,726
NSK, Ltd.	15,000	157,725
NTT Data Corp.	4,200	162,479
NTT DOCOMO, Inc.	11,900	188,798
Obayashi Corp.	11,000	70,905
Oji Holdings Corp.	25,800	108,262
Omron Corp.	6,000	211,865
Ono Pharmaceutical Co., Ltd.	2,200	174,089
Oriental Land Co., Ltd.	1,800	269,467
ORIX Corp.	19,330	279,263
Osaka Gas Co., Ltd.	70,200	264,362
Otsuka Holdings Co., Ltd.	6,400	184,234
Resona Holdings, Inc.	17,700	90,374
Rohm Co., Ltd.	4,100	195,505
Santen Pharmaceutical Co., Ltd.	2,000	89,206
Secom Co., Ltd.	3,700	212,912
Sekisui Chemical Co., Ltd.	23,000	233,296
Sekisui House, Ltd.	43,400	520,876
Seven & I Holdings Co., Ltd.	15,900	626,917
Shimamura Co., Ltd.	800	74,495
Shimano, Inc.	3,800	379,127
Shimizu Corp.	13,000	73,624
Shin-Etsu Chemical Co., Ltd.	7,648	448,699
Shionogi & Co., Ltd.	7,800	136,568
Shiseido Co., Ltd.	9,000	160,571
Shizuoka Bank, Ltd.	22,000	210,026
Showa Denko KK	21,000	27,936
SMC Corp.	1,300	308,676
SoftBank Corp.	29,000	2,152,981
Sony Corp.	30,747	538,941
Stanley Electric Co., Ltd.	1,900	42,001
Sumitomo Chemical Co., Ltd.	29,400	110,140
Sumitomo Corp.	23,400	303,730
Sumitomo Electric Industries, Ltd.	14,500	200,122
Sumitomo Heavy Industries, Ltd.	13,000	55,187
Sumitomo Metal Mining Co., Ltd.	19,400	292,418
Sumitomo Mitsui Financial Group, Inc.	33,800	1,333,354
Sumitomo Mitsui Trust Holdings, Inc.	169,518	698,069
Sumitomo Realty & Development Co., Ltd.	10,000	387,343
T&D Holdings, Inc.	13,300	158,583
Taiheiyo Cement Corp.	17,000	59,530
Taisei Corp.	19,000	87,905
Takeda Pharmaceutical Co., Ltd.	17,100	767,397
TDK Corp.	3,400	144,999
Teijin, Ltd.	23,800	58,432
Terumo Corp.	10,100	200,449
THK Co., Ltd.	3,300	69,819
Tobu Railway Co., Ltd.	21,200	103,683
Tohoku Electric Power Co., Inc.	14,300	135,957
Tokio Marine Holdings, Inc.	21,571	635,304
Tokyo Electron, Ltd.	6,200	351,921
Tokyo Gas Co., Ltd.	72,400	378,872
Tokyu Corp.	27,000	169,815
Tokyu Fudosan Holdings Corp.	14,400	104,512
TonenGeneral Sekiyu KK	12,000	113,268
Toppan Printing Co., Ltd.	11,200	77,015
Toray Industries, Inc.	24,100	157,233
Toshiba Corp.	79,000	309,092
Toyo Suisan Kaisha, Ltd.	4,000	127,941
Toyota Industries Corp.	2,750	126,693
Toyota Motor Corp.	68,600	3,701,253
Trend Micro, Inc.	3,100	100,215
Unicharm Corp.	2,700	146,310
USS Co., Ltd.	8,200	119,429
West Japan Railway Co.	1,316	53,330
Yahoo Japan Corp.	51,600	224,095
Yakult Honsha Co., Ltd.	2,200	118,785
Yamada Denki Co., Ltd.	31,200	115,053
Yamaha Motor Co., Ltd.	1,400	21,595
Yamato Holdings Co., Ltd.	6,200	127,475
Yamato Kogyo Co., Ltd.	400	11,519
Yaskawa Electric Corp.	5,900	66,540

		49,808,766

Jersey — 1.0%
Experian PLC	26,234	503,174
Glencore Xstrata PLC	53,481	287,597
Petrofac, Ltd.	3,175	77,890
Shire PLC	98	5,589
Wolseley PLC	5,652	326,460
WPP PLC	62,821	1,351,293

		2,552,003

Luxembourg — 0.1%
ArcelorMittal	17,481	283,873
SES SA FDR	920	34,647
Subsea 7 SA	2,258	45,165

		363,685

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	24,683	12,010

Netherlands — 3.5%
Aegon NV	33,485	303,586
Airbus Group NV	9,894	679,321
Akzo Nobel NV	6,162	474,375
ASML Holding NV	9,100	750,296
CNH Industrial NV	82,418	960,477
Corio NV	1,352	63,277
Fugro NV CVA	859	56,864
Gemalto NV	1,053	117,893
Heineken NV	3,347	232,173
ING Groep NV CVA†	95,483	1,355,813
Koninklijke Ahold NV	39,118	754,629
Koninklijke Boskalis Westminster NV	3,437	194,690
Koninklijke DSM NV	2,576	184,695
Koninklijke KPN NV†	65,687	233,477
Koninklijke Philips NV	23,753	760,407
Randstad Holding NV	1,156	67,206

Reed Elsevier NV	18,703	381,559
STMicroelectronics NV†	6,546	62,627
TNT Express NV	10,954	98,629
Unilever NV CVA	20,360	872,391
Wolters Kluwer NV	14,376	400,287
Ziggo NV	4,683	203,225

		9,207,897

Norway — 0.7%
Aker Solutions ASA	6,351	101,660
DNB ASA	27,750	490,643
Norsk Hydro ASA	23,644	126,527
Orkla ASA	18,287	151,020
Statoil ASA	24,177	733,733
Telenor ASA	13,083	307,030

		1,910,613

Poland — 0.5%
Bank Pekao SA	2,935	187,918
Bank Zachodni WBK SA	660	80,984
Cyfrowy Polsat SA†	2,959	20,084
Eurocash SA	2,273	29,992
KGHM Polska Miedz SA†	3,194	115,464
mBank SA	436	71,283
Orange Polska SA	15,948	54,465
PGE SA	18,133	125,772
Polski Koncern Naftowy Orlen SA	7,795	116,630
Polskie Gornictwo Naftowe I Gazownictwo SA	42,651	66,350
Powszechna Kasa Oszczednosci Bank Polski SA	19,743	270,617
Powszechny Zaklad Ubezpieczen SA	1,308	185,422
Tauron Polska Energia SA	32,699	57,781

		1,382,762

Portugal — 0.2%
EDP - Energias de Portugal SA	31,983	155,301
Galp Energia SGPS SA	9,695	167,928
Jeronimo Martins SGPS SA	15,327	268,031
Portugal Telecom SGPS SA	13,011	54,152

		645,412

Singapore — 0.4%
Ascendas Real Estate Investment Trust	8,000	14,613
CapitaLand, Ltd.	13,000	33,182
CapitaMall Trust	11,004	17,510
City Developments, Ltd.	2,983	25,768
ComfortDelGro Corp., Ltd.	8,481	14,341
DBS Group Holdings, Ltd.	10,947	147,916
Jardine Cycle & Carriage, Ltd.	1,025	38,353
Keppel Corp., Ltd.	8,200	68,873
Oversea-Chinese Banking Corp., Ltd.	20,901	160,879
Sembcorp Industries, Ltd.	6,370	27,285
Sembcorp Marine, Ltd.	4,800	15,583
Singapore Airlines, Ltd.	1,810	14,986
Singapore Airlines, Ltd. 200	2,000	16,527
Singapore Exchange, Ltd.	3,008	16,603
Singapore Press Holdings, Ltd.	13,952	46,629
Singapore Technologies Engineering, Ltd.	7,000	21,329
Singapore Telecommunications, Ltd.	2,560	7,821
Singapore Telecommunications, Ltd.10	38,000	115,785
United Overseas Bank, Ltd.	9,059	157,234
Wilmar International, Ltd.	6,000	16,272

		977,489

Spain — 1.5%
Abertis Infraestructuras SA	2,342	52,653
ACS Actividades de Construccion y Servicios SA	1,617	69,263
Amadeus IT Holding SA, Class A	4,365	181,401
Banco Bilbao Vizcaya Argentaria SA	48,008	589,111
Banco de Sabadell SA	36,503	124,074
Banco Popular Espanol SA	13,382	98,397
Banco Santander SA	88,434	879,311
Bankia SA†	42,844	87,317
CaixaBank SA	18,178	110,712
Distribuidora Internacional de Alimentacion SA	7,014	62,647
Enagas SA	1,289	39,700
Ferrovial SA	4,364	96,870
Gas Natural SDG SA	2,363	67,746
Grifols SA	2,190	116,974
Iberdrola SA	32,058	223,935
Inditex SA	2,503	375,555
International Consolidated Airlines Group SA† (LSE)	35,650	243,234
International Consolidated Airlines Group SA† (Aquis)	5,644	38,603
Mapfre SA	7,265	30,590
Red Electrica Corp. SA	731	60,119
Repsol SA	8,928	240,293
Telefonica SA	6,068	101,611
Zardoya Otis SA	1,740	30,513

		3,920,629

Sweden — 2.6%
Assa Abloy AB, Class B	7,815	413,694
Electrolux AB, Series B	4,404	122,051
Elekta AB, Series B	7,678	107,456
Getinge AB, Class B	10,081	296,281
Hennes & Mauritz AB, Class B	24,483	997,062
Investment AB Kinnevik, Class B	1,497	52,608
Investor AB, Class B	14,947	578,138
Lundin Petroleum AB†	3,201	68,380
Nordea Bank AB	62,568	904,042
Scania AB, Class B	7,916	239,835
Securitas AB, Class B	6,740	81,319
Skandinaviska Enskilda Banken AB, Class A	7,751	106,749
Skanska AB, Class B	11,135	254,648
Svenska Cellulosa AB SCA, Class B	11,912	333,606
Svenska Handelsbanken AB, Class A	14,776	741,504
Swedbank AB, Class A	3,117	82,788
Swedish Match AB	3,810	130,609
Tele2 AB, Series B	579	7,391

Telefonaktiebolaget LM Ericsson, Class B	51,684	623,973
TeliaSonera AB	25,258	183,195
Volvo AB, Class B	29,318	462,166

		6,787,495

Switzerland — 10.1%
ABB, Ltd.	55,654	1,336,809
Baloise Holding AG	1,104	134,221
Cie Financiere Richemont SA	9,058	919,077
Credit Suisse Group AG	42,964	1,362,487
Geberit AG	1,178	392,577
Givaudan SA	162	255,305
Holcim, Ltd.	5,504	504,059
Julius Baer Group, Ltd.	6,743	315,276
Lonza Group AG	1,033	107,924
Nestle SA	59,922	4,626,406
Novartis AG	64,215	5,567,100
Pargesa Holding SA	129	11,697
Partners Group Holding AG	347	94,941
Roche Holding AG	16,563	4,855,419
Schindler Holding AG	1,424	220,371
Sonova Holding AG	973	140,406
Swatch Group AG	583	373,939
Swiss Life Holding AG	520	127,740
Swiss Prime Site AG	1,010	84,865
Swiss Re AG	6,476	565,482
Swisscom AG	734	446,188
Syngenta AG	1,337	529,574
UBS AG	126,475	2,644,177
Zurich Insurance Group AG	3,744	1,072,449

		26,688,489

United Kingdom — 19.5%
3i Group PLC	19,012	121,915
Aberdeen Asset Management PLC	28,208	208,032
Admiral Group PLC	2,897	68,380
AMEC PLC	4,047	84,387
Anglo American PLC	29,037	775,592
Antofagasta PLC	393	5,222
ARM Holdings PLC	63,547	956,514
AstraZeneca PLC	32,368	2,548,881
Aviva PLC	70,389	624,529
BAE Systems PLC	98,878	667,782
Barclays PLC	422,444	1,798,827
BG Group PLC	79,097	1,599,897
BHP Billiton PLC	42,100	1,364,056
BP PLC	328,054	2,764,999
British American Tobacco PLC	28,736	1,657,855
British Land Co. PLC	20,839	242,949
British Sky Broadcasting Group PLC	57,601	855,831
BT Group PLC	172,671	1,074,316
Bunzl PLC	10,977	311,549
Burberry Group PLC	9,995	250,602
Capita PLC	5,512	100,975
Carnival PLC	5,301	211,762
Centrica PLC	45,069	251,112
Cobham PLC	19,707	102,715
Compass Group PLC	46,268	735,880
Croda International PLC	2,760	120,041
Diageo PLC	40,581	1,245,295
easyJet PLC	4,780	132,115
GKN PLC	46,270	299,989
GlaxoSmithKline PLC	122,315	3,370,350
Hammerson PLC	17,248	166,138
Hargreaves Lansdown PLC	3,336	65,900
HSBC Holdings PLC	184,439	1,881,208
ICAP PLC	7,050	49,291
Imperial Tobacco Group PLC	12,553	541,943
InterContinental Hotels Group PLC	7,161	243,989
Intertek Group PLC	4,190	205,582
Intu Properties PLC	11,356	55,987
Investec PLC	4,439	39,085
J Sainsbury PLC	24,186	137,085
Johnson Matthey PLC	3,844	212,425
Kingfisher PLC	19,366	136,708
Land Securities Group PLC	18,339	328,833
Legal & General Group PLC	102,217	365,531
Lloyds Banking Group PLC†	1,297,297	1,650,652
Marks & Spencer Group PLC	32,659	243,229
Meggitt PLC	18,992	152,859
National Grid PLC	40,354	572,663
Next PLC	3,973	437,362
Old Mutual PLC	82,210	277,190
Pearson PLC	25,248	472,752
Prudential PLC	37,497	860,065
Reckitt Benckiser Group PLC	15,804	1,274,135
Reed Elsevier PLC	31,548	464,476
Rexam PLC	15,147	126,848
Rio Tinto PLC	25,186	1,371,187
Rolls-Royce Holdings PLC	40,222	713,063
Royal Dutch Shell PLC, Class A	91,404	3,622,042
Royal Dutch Shell PLC, Class B	61,639	2,622,595
RSA Insurance Group PLC†	59,909	99,279
SABMiller PLC	12,984	706,004
Sage Group PLC	36,618	263,625
Schroders PLC	2,310	99,689
Segro PLC	17,192	101,565
Severn Trent PLC	4,496	140,055
Smith & Nephew PLC	64,610	1,003,059
Smiths Group PLC	11,861	267,349
SSE PLC	14,753	379,862
Standard Chartered PLC	24,259	524,888
Standard Life PLC	32,533	209,937
Tesco PLC	134,702	666,258
TUI Travel PLC	13,700	98,955
Tullow Oil PLC	439	6,523
Unilever PLC	16,328	728,903
United Utilities Group PLC	4,670	62,763
Vodafone Group PLC	521,656	1,972,470
Weir Group PLC	4,459	202,519
Whitbread PLC	4,409	303,721

WM Morrison Supermarkets PLC	278	943

		51,681,539

Total Common Stocks (cost $187,584,250)		225,522,205

PREFERRED SECURITIES — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA	2,642	294,220
Porsche Automobil Holding SE	3,635	400,163
Volkswagen AG	2,297	618,546

		1,312,929

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Class C†	5,389,748	9,100

Total Preferred Securities (cost $962,733)		1,322,029

WARRANTS† — 0.0%
Sun Hung Kai Properties, Ltd. Expires 04/22/2016 (Strike Price $12.72)	1,536	1,050

Total Long-Term Investment Securities (cost $188,546,983)		226,845,284

REPURCHASE AGREEMENT — 12.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 04/30/2014, to be repurchased 05/01/2014 in the amount of $31,848,000 collateralized by $34,750,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $32,486,316 (cost $31,848,000)	$31,848,000	31,848,000

TOTAL INVESTMENTS — (cost $220,394,983) (3)	97.6%	258,693,284
Other assets less liabilities	2.4	6,228,479

NET ASSETS —	100.0%	$264,921,763

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Aquis — Aquis Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Federal Depository Receipt

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
12	Long	SPI 200 Index	June 2014	$1,494,670	$1,524,211	$29,541
35	Long	CAC40 10 EURO Index	May 2014	2,097,915	2,156,669	58,754
155	Long	Euro Stoxx 50 Index	June 2014	6,495,624	6,762,981	267,357
71	Long	FTSE/MIB Index	June 2014	10,082,101	10,582,541	500,440
48	Long	IBEX 35 Index	May 2014	6,751,922	6,925,581	173,659
48	Long	FTSE 100 Index	June 2014	5,285,751	5,465,956	180,205
20	Long	Hang Seng Index	May 2014	2,904,443	2,816,605	(87,838)

						$1,122,118

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	USD	799,885	EUR	578,654	05/15/2014	$2,892	$—

Commonwealth Bank of Australia Sydney	USD	7,282,283	AUD	7,751,645	05/15/2014	—	(87,415)

Deutsche Bank AG London	USD	15,342,634	EUR	11,098,299	05/15/2014	54,226	—
	USD	824,600	GBP	492,983	05/15/2014	7,666	—

						61,892	—

JPMorgan Chase Bank N.A	USD	1,345,163	EUR	973,127	05/15/2014	4,873	—

Northern Trust Co.	USD	2,563,996	GBP	1,532,853	05/15/2014	23,809	—
	USD	4,843,740	JPY	492,259,655	05/15/2014	—	(28,379)

						23,809	(28,379)

State Street Bank And Trust Co.	EUR	435,107	USD	602,179	05/15/2014	—	(1,452)
	GBP	1,051,935	USD	1,767,356	05/15/2014	—	(8,549)
	USD	1,314,830	GBP	786,057	05/15/2014	12,213	—

						12,213	(10,001)

UBS AG	EUR	738,800	USD	1,021,228	05/15/2014	—	(3,721)
	JPY	590,768,733	USD	5,812,834	05/15/2014	33,840	—

						33,840	(3,721)

Net Unrealized Appreciation/(Depreciation)						$139,519	$(129,516)

AUD— Australian Dollar

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

USD— United States Dollars

Industry Allocation*

Repurchase Agreement	12.0%
Medical-Drugs	10.2
Banks-Commercial	6.3
Diversified Banking Institutions	5.6
Oil Companies-Integrated	4.5
Auto-Cars/Light Trucks	4.2
Food-Misc./Diversified	2.7
Telephone-Integrated	2.6
Insurance-Multi-line	1.7
Diversified Minerals	1.7
Insurance-Life/Health	1.7
Chemicals-Diversified	1.6
Food-Retail	1.5
Electric-Integrated	1.5
Tobacco	1.2
Diversified Manufacturing Operations	1.1
Real Estate Investment Trusts	1.1
Brewery	1.1
Electronic Components-Misc.	1.1
Retail-Apparel/Shoe	1.1
Metal-Diversified	0.8
Oil Companies-Exploration & Production	0.8
Cellular Telecom	0.8
Import/Export	0.8
Auto/Truck Parts & Equipment-Original	0.7
Insurance-Property/Casualty	0.7
Medical Products	0.7
Rubber-Tires	0.7
Aerospace/Defense	0.7
Real Estate Operations & Development	0.6
Transport-Rail	0.6
Building-Heavy Construction	0.6
Building Products-Cement	0.6
Engineering/R&D Services	0.6
Soap & Cleaning Preparation	0.6
Building & Construction Products-Misc.	0.6
Gas-Distribution	0.5
Insurance-Reinsurance	0.5
Machinery-General Industrial	0.5
Steel-Producers	0.5
Advertising Agencies	0.5
Beverages-Wine/Spirits	0.5
Electric Products-Misc.	0.5
Machinery-Farming	0.5
Enterprise Software/Service	0.5
Retail-Jewelry	0.5
Electronic Components-Semiconductors	0.5
Power Converter/Supply Equipment	0.5
Finance-Investment Banker/Broker	0.5
Cosmetics & Toiletries	0.5
Semiconductor Equipment	0.4
Wireless Equipment	0.4
Computer Services	0.4
Machinery-Electrical	0.4
Building-Residential/Commercial	0.4
Telecom Services	0.4
Textile-Apparel	0.4
Aerospace/Defense-Equipment	0.4
Publishing-Periodicals	0.4
Diversified Operations	0.4
Real Estate Management/Services	0.3
Investment Companies	0.3
Cable/Satellite TV	0.3
Chemicals-Specialty	0.3
Paper & Related Products	0.3
Industrial Gases	0.3
Industrial Automated/Robotic	0.3
Food-Catering	0.3
Oil Refining & Marketing	0.3
Auto-Heavy Duty Trucks	0.3
Airlines	0.3
Metal Processors & Fabrication	0.3
Building & Construction-Misc.	0.2
Transport-Services	0.2
Investment Management/Advisor Services	0.2
Hotels/Motels	0.2
Photo Equipment & Supplies	0.2
Retail-Misc./Diversified	0.2
Agricultural Chemicals	0.2
Diversified Operations/Commercial Services	0.2
Multimedia	0.2
Audio/Video Products	0.2
Web Portals/ISP	0.2
Commercial Services-Finance	0.2
Oil-Field Services	0.2
Retail-Major Department Stores	0.2
Apparel Manufacturers	0.2
Dialysis Centers	0.2
Computers-Integrated Systems	0.2
Machinery-Construction & Mining	0.2
Electronics-Military	0.2
Medical-Biomedical/Gene	0.2
Optical Supplies	0.2
Transport-Marine	0.1
Medical Instruments	0.1
Distribution/Wholesale	0.1
Publishing-Books	0.1
Electronic Measurement Instruments	0.1
Building Products-Air & Heating	0.1
Bicycle Manufacturing	0.1
Water	0.1
Diversified Financial Services	0.1
Athletic Footwear	0.1
Toys	0.1
Television	0.1
Advertising Services	0.1
Security Services	0.1
Commercial Services	0.1
Finance-Leasing Companies	0.1
Resorts/Theme Parks	0.1
Applications Software	0.1
Finance-Other Services	0.1
Cruise Lines	0.1
Office Automation & Equipment	0.1
Printing-Commercial	0.1
Machinery-Pumps	0.1
Transactional Software	0.1
Retail-Discount	0.1
Containers-Paper/Plastic	0.1
Textile-Products	0.1
Retail-Convenience Store	0.1
Computers-Memory Devices	0.1
Building Products-Doors & Windows	0.1
Retail-Building Products	0.1
Fisheries	0.1
Transport-Truck	0.1
Appliances	0.1

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Australia	$12,567,524	$105,468	$—	$12,672,992
Belgium	2,149,721	—	0	2,149,721
France	22,289,179	—	—	22,289,179
Germany	20,384,288	—	—	20,384,288
Japan	49,808,766	—	—	49,808,766
Switzerland	26,688,489	—	—	26,688,489
United Kingdom	51,681,539	—	—	51,681,539
Other Countries*	39,847,231	—	—	39,847,231
Preferred Securities	1,312,929	9,100	—	1,322,029
Warrants	1,050	—	—	1,050
Repurchase Agreement	—	31,848,000	—	31,848,000
Other Financial Instruments:@
Open Futures Contracts - Appreciation	1,209,956	—	—	1,209,956
Open Forward Foreign Currency Contracts - Appreciation	—	139,519	—	139,519

Total	$227,940,672	$32,102,087	$0	$260,042,759

Liabilities:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	87,838	—	—	87,838
Open Forward Foreign Currency Contracts - Depreciation	—	129,516	—	129,516

Total	$87,838	$129,516	$—	$217,354

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $222,886,513 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.9%
Bermuda — 1.2%
REXLot Holdings, Ltd.	8,075,000	$843,646
Shenzhen International Holdings, Ltd.	813,750	985,575
Skyworth Digital Holdings, Ltd.	2,482,000	1,184,504
VimpelCom, Ltd. ADR	147,900	1,242,360

		4,256,085

Brazil — 8.0%
AMBEV SA ADR	900,160	6,526,160
Arteris SA	138,100	1,140,846
Banco do Brasil SA	355,100	3,728,172
Cia Brasileira de Distribuicao ADR	83,890	3,989,808
Embraer SA	443,200	3,832,222
Even Construtora e Incorporadora SA	366,050	1,178,715
Ez Tec Empreendimentos e Participacoes SA	88,870	1,090,872
Grendene SA	74,040	468,198
Kroton Educacional SA	79,010	1,692,350
Porto Seguro SA	106,500	1,552,304
Telefonica Brasil SA ADR	182,170	3,862,004

		29,061,651

Cayman Islands — 3.8%
ANTA Sports Products, Ltd.	511,000	744,788
Anxin-China Holdings, Ltd.	2,548,000	400,952
Baidu, Inc. ADR†	9,940	1,529,269
China Resources Cement Holdings, Ltd.	2,420,000	1,673,066
Coolpad Group, Ltd.	2,076,000	897,026
Geely Automobile Holdings, Ltd.	5,725,000	1,986,373
NetEase, Inc. ADR	43,530	2,963,958
Perfect World Co., Ltd. ADR	57,020	1,060,572
Truly International Holdings, Ltd.	1,478,000	997,032
WuXi PharmaTech Cayman, Inc. ADR†	26,800	911,200
Zhen Ding Technology Holding, Ltd.	286,000	828,697

		13,992,933

China — 12.8%
Bank of China, Ltd., Class H	15,623,000	6,891,655
China Construction Bank Corp., Class H	11,442,000	7,895,666
China Merchants Bank Co., Ltd., Class H	1,565,930	2,787,305
China Oilfield Services, Ltd., Class H	1,286,000	3,058,686
China Petroleum & Chemical Corp., Class H	6,516,600	5,740,831
China Telecom Corp., Ltd., Class H	8,902,000	4,558,386
Great Wall Motor Co., Ltd., Class H	750,500	3,392,905
Guangzhou R&F Properties Co., Ltd., Class H	1,036,400	1,347,476
Industrial & Commercial Bank of China, Ltd., Class H	12,190,000	7,248,325
Ping An Insurance Group Co. of China, Ltd.	310,000	2,289,129
Weichai Power Co., Ltd.	460,000	1,599,004

		46,809,368

Greece — 0.2%
OPAP SA	43,770	698,329

Hong Kong — 6.0%
China Mobile, Ltd.	922,000	8,764,587
CNOOC, Ltd.	3,573,000	5,880,533
Fosun International, Ltd.	848,500	1,025,474
Lenovo Group, Ltd.	3,012,000	3,418,776
SJM Holdings, Ltd.	1,048,000	2,913,007

		22,002,377

Hungary — 0.2%
Richter Gedeon Nyrt	54,380	930,908

India — 5.5%
HDFC Bank, Ltd. ADR	108,150	4,331,407
Infosys, Ltd. ADR	104,470	5,611,084
State Bank of India GDR	43,870	3,002,902
Tata Motors, Ltd. ADR	121,720	4,554,762
Wipro, Ltd. ADR	199,970	2,391,641

		19,891,796

Mexico — 1.0%
Compartamos SAB de CV	7,033	12,268
Grupo Financiero Banorte SAB de CV, Class O	544,840	3,618,593

		3,630,861

Poland — 1.5%
PGE SA	174,930	1,213,327
Powszechny Zaklad Ubezpieczen SA	29,260	4,147,901

		5,361,228

Qatar — 0.4%
Qatar National Bank SAQ	27,640	1,442,410

Russia — 7.5%
Aeroflot - Russian Airlines OJSC	737,950	1,076,527
Lukoil OAO ADR (LSE)	79,700	4,212,145
Lukoil OAO ADR (OTC)	37,820	2,001,434
MegaFon OAO GDR	107,200	2,787,200
Mobile Telesystems OJSC	21,860	158,926
Mobile Telesystems OJSC ADR	254,890	4,271,956
Rosneft OAO GDR	556,600	3,491,552
Sberbank of Russia ADR	635,200	5,354,736
Tatneft OAO ADR	113,540	3,894,422

		27,248,898

South Africa — 5.7%
Barloworld, Ltd.	102,400	1,115,542
Clicks Group, Ltd.	57,230	348,967
Imperial Holdings, Ltd.	153,820	2,864,835
MTN Group, Ltd.	358,360	7,180,825
Sasol, Ltd.	129,740	7,279,523
Steinhoff International Holdings, Ltd.	357,390	1,855,147

		20,644,839

South Korea — 18.3%
Amorepacific Corp.	600	775,186
BS Financial Group, Inc.	45,900	701,848
E-Mart Co., Ltd.	7,790	1,779,193
Grand Korea Leisure Co., Ltd.	25,740	1,072,396
GS Home Shopping, Inc.	4,020	907,641
Halla Visteon Climate Control Corp.	42,900	1,789,403
Hankook Tire Co., Ltd.	64,420	3,721,934
Hyosung Corp.	15,190	1,083,425
Hyundai Motor Co.	30,910	6,880,190

Kia Motors Corp.	86,320	4,786,738
KT&G Corp.	49,330	3,952,893
Mando Corp.	8,840	1,060,834
NongShim Co., Ltd.	2,400	714,217
Partron Co., Ltd.	45,430	615,523
Samsung Electronics Co., Ltd.	14,820	19,261,841
SK Holdings Co., Ltd.	20,740	3,673,106
SK Hynix, Inc.†	132,960	5,166,306
SK Telecom Co., Ltd.	19,780	4,086,935
Wonik IPS Co., Ltd.†	124,950	1,245,509
Woori Finance Holdings Co., Ltd.† (1)	312,450	3,522,735

		66,797,853

Taiwan — 12.1%
AcBel Polytech, Inc.	793,000	1,038,584
Advanced Semiconductor Engineering, Inc.	3,745,000	4,340,519
Catcher Technology Co., Ltd.	538,000	4,534,108
Chicony Electronics Co., Ltd.	715,250	1,859,300
Chipbond Technology Corp.	770,000	1,315,716
Compeq Manufacturing Co., Ltd.	1,278,000	835,834
Coretronic Corp.	905,000	1,078,879
Fubon Financial Holding Co., Ltd.	3,251,000	4,198,589
Grand Pacific Petrochemical	956,000	607,828
Inventec Corp.	1,316,000	1,211,497
Kenda Rubber Industrial Co., Ltd.	416,361	965,139
Lite-On Technology Corp.	1,160,240	1,771,212
Pou Chen Corp.	1,279,000	1,626,386
Radiant Opto-Electronics Corp.	352,000	1,416,253
Realtek Semiconductor Corp.	529,240	1,508,960
Taiwan Semiconductor Manufacturing Co., Ltd.	1,049,000	4,116,382
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	445,960	8,963,796
Teco Electric and Machinery Co., Ltd.	982,000	1,066,614
Vanguard International Semiconductor Corp.	635,000	866,349
Wistron NeWeb Corp.	289,000	673,740

		43,995,685

Thailand — 1.2%
Jasmine International PCL NVDR	3,668,100	940,829
PTT Exploration & Production PCL NVDR	704,700	3,473,413
PTT Exploration & Production PCL	16,800	82,806

		4,497,048

Turkey — 4.0%
Arcelik AS	129,040	794,449
Enka Insaat ve Sanayi AS	244,490	741,037
Eregli Demir ve Celik Fabrikalari TAS	2,137,440	2,965,925
Ford Otomotiv Sanayi AS	72,580	819,792
Koza Altin Isletmeleri AS	72,370	721,455
Pegasus Hava Tasimaciligi AS†	53,860	719,307
TAV Havalimanlari Holding AS	109,670	877,755
Tofas Turk Otomobil Fabrikasi AS	182,220	1,113,229
Tupras Turkiye Petrol Rafinerileri AS	129,000	2,901,897
Turk Hava Yollari	869,960	2,781,004

		14,435,850

United Arab Emirates — 1.0%
Air Arabia	1,869,900	672,012
Dubai Islamic Bank PJSC	858,400	1,584,544
First Gulf Bank PJSC	311,808	1,472,895

		3,729,451

United Kingdom — 0.3%
Old Mutual PLC	312,580	1,057,433

United States — 0.2%
CTC Media, Inc.	104,390	905,061

Total Common Stocks (cost $328,431,739)		331,390,064

PREFERRED SECURITIES — 5.0%
Brazil — 5.0%
Banco do Estado do Rio Grande do Sul SA, Class B	168,330	944,415
Itau Unibanco Holding SA ADR	485,305	7,939,590
Petroleo Brasileiro SA ADR	98,860	1,463,128
Randon Participacoes SA	318,500	1,028,456
Vale SA ADR	588,350	6,983,714

Total Preferred Securities (cost $20,907,373)		18,359,303

RIGHTS — 0.0%
Hong Kong — 0.0%
Fosun International, Ltd. Expires 05/13/ 2014 (Strike Price $9.76) (cost $0)	60,099	302

Total Long-Term Investment Securities (cost $349,339,112)		349,749,669

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Time Deposit — 3.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $13,585,000)	$13,585,000	13,585,000

TOTAL INVESTMENTS — (cost $362,924,112) (2)	99.6%	363,334,669
Other assets less liabilities	0.4	1,291,866

NET ASSETS —	100.0%	$364,626,535

†	Non-income producing security
(1)	Fair value security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

OTC — Over The Counter US

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2014	Unrealized Appreciation (Depreciation)
615	Long	SGX S&P CNX NIFTY Index	May 2014	$8,437,549	$8,282,820	$(154,729)

Industry Allocation*
Banks-Commercial	15.8%
Cellular Telecom	7.5
Electronic Components-Semiconductors	6.7
Auto-Cars/Light Trucks	6.4
Semiconductor Components-Integrated Circuits	5.8
Oil Companies-Integrated	5.7
Time Deposits	3.7
Oil Companies-Exploration & Production	2.5
Diversified Financial Services	2.4
Computer Services	2.2
Chemicals-Diversified	2.2
Metal-Iron	1.9
Telecom Services	1.9
Oil Refining & Marketing	1.8
Brewery	1.8
Airlines	1.5
Rubber-Tires	1.3
Computers	1.2
Metal Processors & Fabrication	1.2
Insurance-Property/Casualty	1.2
Internet Content-Entertainment	1.1
Food-Retail	1.1
Casino Hotels	1.1
Diversified Operations	1.1
Tobacco	1.1
Auto/Truck Parts & Equipment-Original	1.1
Telephone-Integrated	1.1
Aerospace/Defense	1.1
Insurance-Multi-line	1.0
Computers-Periphery Equipment	1.0
Electronic Components-Misc.	1.0
Oil-Field Services	0.8
Steel-Producers	0.8
Real Estate Operations & Development	0.7
Wireless Equipment	0.6
Public Thoroughfares	0.6
Home Furnishings	0.5
Retail-Discount	0.5
Schools	0.5
Building Products-Cement	0.5
Circuit Boards	0.4
Athletic Footwear	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Web Portals/ISP	0.4
Retail-Misc./Diversified	0.3
Semiconductor Equipment	0.3
Electric-Integrated	0.3
Audio/Video Products	0.3
Building-Residential/Commercial	0.3
Metal Products-Distribution	0.3
Engines-Internal Combustion	0.3
Investment Management/Advisor Services	0.3
Power Converter/Supply Equipment	0.3
Diversified Manufacturing Operations	0.3
Research & Development	0.3
Airport Development/Maintenance	0.3
Banks-Super Regional	0.2
Medical-Drugs	0.2
Television	0.2
Lottery Services	0.2
Appliances	0.2
Cosmetics & Toiletries	0.2
Retail-Apparel/Shoe	0.2
Building & Construction-Misc.	0.2
Gold Mining	0.2
Food-Misc./Diversified	0.2
Gambling (Non-Hotel)	0.2
Footwear & Related Apparel	0.1
Security Services	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
Brazil	$29,061,651	$—	$—	$29,061,651
China	46,809,368	—	—	46,809,368
Hong Kong	22,002,377	—	—	22,002,377
India	19,891,796	—	—	19,891,796
Russia	27,248,898	—	—	27,248,898
South Africa	20,644,839	—	—	20,644,839
South Korea	63,275,118	3,522,735	—	66,797,853
Taiwan	43,995,685	—	—	43,995,685
Other Countries*	54,937,597	—	—	54,937,597
Preferred Securities:
Brazil	18,359,303	—	—	18,359,303
Rights	302	—	—	302
Short-Term Investment Securities:
Time Deposits	—	13,585,000	—	13,585,000

Total	$346,226,934	$17,107,735	$—	$363,334,669

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$154,729	$—	$—	$154,729

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $207,456,005 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2014

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.6%
Australia — 1.4%
Qantas Airways, Ltd.†	12,818,097	$14,527,778

Bermuda — 1.5%
Kunlun Energy Co., Ltd.	3,644,106	5,677,942
Noble Group, Ltd.	9,079,000	9,305,667

		14,983,609

Canada — 1.7%
Talisman Energy, Inc.	1,102,450	11,396,157
Trican Well Service, Ltd.	448,300	6,421,523

		17,817,680

China — 2.8%
China Life Insurance Co., Ltd.	4,168,000	10,730,532
China Telecom Corp., Ltd., Class H	27,609,383	14,137,748
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	3,906,902

		28,775,182

France — 13.2%
AXA SA	473,514	12,333,848
BNP Paribas SA	263,970	19,816,088
Cie de St-Gobain	189,680	11,583,969
Cie Generale des Etablissements Michelin	124,955	15,255,349
Credit Agricole SA†	681,140	10,730,238
Lafarge SA	99,830	9,120,165
Orange SA	668,610	10,829,679
Sanofi	161,528	17,483,951
Total SA	167,370	11,953,690
Vivendi SA	573,965	15,400,248

		134,507,225

Germany — 10.3%
Bayer AG	131,090	18,186,762
Commerzbank AG†	526,060	9,345,460
Deutsche Boerse AG	157,810	11,557,716
Deutsche Lufthansa AG	370,300	9,288,337
HeidelbergCement AG	176,770	15,332,513
Merck KGaA	63,100	10,640,699
Metro AG	254,270	10,159,526
Muenchener Rueckversicherungs AG	47,060	10,867,297
Siemens AG	76,570	10,091,787

		105,470,097

Hong Kong — 1.4%
China Mobile, Ltd.	887,500	8,436,628
Hutchison Whampoa, Ltd.	401,000	5,482,558

		13,919,186

Ireland — 1.6%
CRH PLC	405,905	11,775,091
Perrigo Co. PLC	29,419	4,261,636

		16,036,727

Israel — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	14,667,626

Italy — 4.0%
Eni SpA	470,320	12,208,240
Intesa Sanpaolo SpA	3,745,401	12,782,601
Saipem SpA	452,820	12,124,637
UniCredit SpA	458,213	4,093,918

		41,209,396

Japan — 8.5%
Canon, Inc.	314,900	9,902,709
ITOCHU Corp.	731,900	8,189,892
Konica Minolta, Inc.	1,463,500	13,584,991
Mazda Motor Corp.	1,509,000	6,745,371
Nikon Corp.	556,900	8,731,948
Nissan Motor Co., Ltd.	1,503,700	12,899,153
Suntory Beverage & Food, Ltd.	382,800	13,348,481
Toyota Motor Corp.	250,800	13,531,695

		86,934,240

Netherlands — 6.8%
Akzo Nobel NV	232,110	17,868,759
ING Groep NV CVA†	1,327,620	18,851,567
Koninklijke Philips NV	229,399	7,343,770
LyondellBasell Industries NV, Class A	57,130	5,284,525
SBM Offshore NV†	336,215	6,140,783
TNT Express NV	1,484,910	13,369,977

		68,859,381

Norway — 2.4%
Statoil ASA	403,260	12,238,296
Telenor ASA	524,000	12,297,159

		24,535,455

Portugal — 0.9%
Galp Energia SGPS SA	528,450	9,153,312

Russia — 1.1%
MMC Norilsk Nickel OJSC ADR	607,410	10,951,602

Singapore — 2.2%
DBS Group Holdings, Ltd.	1,072,950	14,497,705
Singapore Telecommunications, Ltd.	2,426,000	7,404,595

		21,902,300

South Korea — 6.9%
Hana Financial Group, Inc.	328,870	11,569,171
Hyundai Mobis	32,559	9,295,369
Hyundai Motor Co.	21,416	4,766,941
KB Financial Group, Inc. ADR	318,766	10,943,237
POSCO	44,786	13,327,877
Samsung Electronics Co., Ltd. GDR*	31,613	20,374,578

		70,277,173

Spain — 3.1%
International Consolidated Airlines Group SA†	924,920	6,310,564
Repsol SA	380,842	10,250,201
Telefonica SA	902,694	15,115,887

		31,676,652

Sweden — 2.4%
Getinge AB, Class B	390,470	11,475,934

Telefonaktiebolaget LM Ericsson, Class B	1,114,464	13,454,742

		24,930,676

Switzerland — 6.8%
Credit Suisse Group AG†	295,356	9,366,420
Lonza Group AG†	156,306	16,330,345
Novartis AG	86,270	7,479,151
Roche Holding AG	58,120	17,037,791
Swiss Re AG	157,215	13,727,955
UBS AG	253,816	5,306,459

		69,248,121

United Kingdom — 14.2%
Aviva PLC	1,360,570	12,071,708
BAE Systems PLC	1,071,271	7,234,932
Barclays PLC	1,877,810	7,995,983
BP PLC	1,030,322	8,684,057
GlaxoSmithKline PLC	496,067	13,668,965
HSBC Holdings PLC ADR	267,138	13,709,522
Kingfisher PLC	2,126,680	15,012,653
Lloyds Banking Group PLC†	11,912,420	15,157,097
Marks & Spencer Group PLC	1,551,140	11,552,160
Rexam PLC	805,650	6,746,884
Royal Dutch Shell PLC ADR	140,618	11,903,314
Tesco PLC	2,613,240	12,925,517
Vodafone Group PLC	2,294,873	8,677,305

		145,340,097

Total Common Stocks (cost $746,617,350)		965,723,515

PREFERRED SECURITIES — 1.0%
Brazil — 1.0%
Petroleo Brasileiro SA ADR (cost $11,684,958)	697,053	10,316,384

Total Long-Term Investment Securities (cost $758,302,308)		976,039,899

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Time Deposits — 4.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 05/01/2014 (cost $40,666,000)	$40,666,000	40,666,000

TOTAL INVESTMENTS — (cost $798,968,308) (1)	99.6%	1,016,705,899
Other assets less liabilities	0.4	3,976,216

NET ASSETS —	100.0%	$1,020,682,115

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $20,374,578 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certificate)

GDR — Global Depository Receipt

Industry Allocation*

Oil Companies-Integrated	8.5%
Diversified Banking Institutions	8.4
Medical-Drugs	8.2
Telecom Services	4.9
Insurance-Life/Health	4.1
Time Deposits	4.0
Auto-Cars/Light Trucks	3.8
Building Products-Cement	3.6
Banks-Commercial	3.5
Airlines	2.9
Telephone-Integrated	2.6
Insurance-Reinsurance	2.5
Oil-Field Services	2.4
Chemicals-Diversified	2.3
Food-Retail	2.3
Diversified Financial Services	2.2
Photo Equipment & Supplies	2.1
Electronic Components-Semiconductors	2.0
Medical-Generic Drugs	1.8
Oil Companies-Exploration & Production	1.7
Cellular Telecom	1.6
Chemicals-Specialty	1.6
Rubber-Tires	1.5
Retail-Building Products	1.5
Diversified Operations	1.5
Wireless Equipment	1.3
Transport-Services	1.3
Beverages-Non-alcoholic	1.3
Steel-Producers	1.3
Insurance-Multi-line	1.2
Building & Construction Products-Misc.	1.1
Finance-Other Services	1.1
Retail-Major Department Stores	1.1
Medical Instruments	1.1
Metal-Diversified	1.1
Diversified Manufacturing Operations	1.0
Office Automation & Equipment	1.0
Auto/Truck Parts & Equipment-Original	0.9
Import/Export	0.8
Electronic Components-Misc.	0.7
Aerospace/Defense	0.7
Containers-Metal/Glass	0.7
Retail-Drug Store	0.4

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2014 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stocks:
France	$134,507,225	$—	$—	$134,507,225
Germany	105,470,097	—	—	105,470,097
Japan	86,934,240	—	—	86,934,240
Netherlands	68,859,381	—	—	68,859,381
South Korea	70,277,173	—	—	70,277,173
Switzerland	69,248,121	—	—	69,248,121
United Kingdom	145,340,097	—	—	145,340,097
Other Countries*	285,087,181	—	—	285,087,181
Preferred Securities	10,316,384	—	—	10,316,384
Short-Term Investment Securities:
Time Deposits	—	40,666,000	—	40,666,000

Total	$976,039,899	$40,666,000	$—	$1,016,705,899

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $822,244,929 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2014—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of April 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2. Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Options contacts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on Swaps (“Swaptions”) and other derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended April 30, 2014, the Global Bond, Total Return Bond, VCP Total Return BalancedSM, VCPsm Value, Telecom Utility, International Growth and Income, Global Equities, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond and International Diversified Equities Portfolios also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2014, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ending April 30, 2014, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond and VCP Total Return Balancedsm Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, International Diversified Equities and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2014, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded. as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended April 30, 2014, the Total Return Bond and VCP Total Return Balancedsm Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2014, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended April 30, 2014 are summarized as follows:

	Written Options
	Total Return Bond Portfolio			VCP Total Return BalancedSM Portfolio
	Number of Contracts	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2014	1,913	$755,000,000	$3,380,521	8	$15,800,000	$35,657
Options written	762	198,900,000	829,394	—	—	—
Options terminated in closing purchase transactions	—	(456,100,000)	(428,517)	—	(12,600,000)	(21,692)
Options exercised	—	—	—	—	—	—
Options expired (written)	(1,913)	(62,000,000)	(977,110)	(4)	(3,200,000)	(10,814)

Options outstanding as of April 30, 2014	762	$435,800,000	$2,804,288	4	$—	$3,151

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended April 30, 2014, the Global Bond, Total Return Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of April 30, 2014, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of April 30, 2014 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swaps, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the period ending April 30, 2014, the VCP Total Return Balancedsm Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the period ending April 30, 2014, VCP Total Return Balancedsm Portfolio had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended April 30, 2014, the Global Bond, Total Return Bond and VCP Total Return Balancedsm Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond and VCP Total Return Balancedsm Portfolios also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2014, the Global Bond, Total Return Bond and VCP Total Return Balancedsm Portfolios had open interest rate swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, the Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

The following tables present the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of April 30, 2014, please refer to the Portfolio of Investments.

	Corporate Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$126,563

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $37,245,313
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(110,831) as reported in the Portfolio of Investments.

	Global Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$291,158	$466,611
Unrealized appreciation (depreciation) on interest rate swaps(4)	2,733,090	3,432,940

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	205,772	16,456

Foreign exchange contracts(6)	1,226,875	1,283,135

	$4,456,895	$5,199,142

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $414,608,856
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $490,412 as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for interest rate swap contracts was $825,193,466
(5)	The average notional amount outstanding for credit default swap contracts was $30,650,000
(6)	The average notional amount outstanding for forward foreign currency contracts was $328,941,972

	Total Return Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(8)	$1,280,034	$—
Call and Put options purchased at value(3)	1,587	—
Call and Put options written at value(4)	—	1,412,346
Unrealized appreciation (depreciation) on interest rate swaps(5)	870,851	1,259,283

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(6)	637,131	18,187

Foreign exchange contracts(7)	1,005,562	5,628,467

	$3,795,165	$8,318,283

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $894,951,160
(3)	The average notional amount outstanding for purchased options contracts on interest rate contracts was $103,733,333
(4)	The average notional amount outstanding for written options contracts on interest rate contracts was $701,183,029
(5)	The average notional amount outstanding for interest rate swap contracts was $127,115,947
(6)	The average notional amount outstanding for credit default swap contracts was $107,115,999
(7)	The average notional amount outstanding for forward foreign currency contracts was $519,972,246
(8)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,276,812 as reported in the Portfolio of Investments.

	Balanced Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$4,880	$—

Interest rate contracts
Futures contracts (variation margin)(3)(4)	3,844	3,711

	$8,724	$3,711

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,308,067
(3)	The average value outstanding for interest rate futures contracts was $5,413,052
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $28,570 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,205,313

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,076,855,232
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,212,035 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$189,299	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $238,868,857
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $241,192 as reported in the Portfolio of Investments.

	VCP Total Return Balancedsm Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(7)	$212,370	$—
Unrealized appreciation (depreciation) on total return swaps(9)	0	—

Interest rate contracts
Futures contracts (variation margin)(3)(7)	3,375	—
Call and Put options written at value(4)	1,908	—
Unrealized appreciation (depreciation) on interest rate swaps(6)	—	16,378

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	63,201	—

Foreign exchange contracts(8)	—	8,058

	$280,854	$24,436

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $55,159,735
(3)	The average value outstanding for interest rate futures contracts was $993,208
(4)	The average value outstanding for written options contracts on exchange traded futures contracts was $1,862
(5)	The average notional amount outstanding for credit default swap contracts was $19,566,667
(6)	The average notional amount outstanding for interest rate swap contracts was $552,707
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $483,270 as reported in the Portfolio of Investments.
(8)	The average notional amount outstanding for forward foreign currency contracts was $708,877
(9)	The average notional amount outstanding for total return swaps was $14,116,233

	VCPsm Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$17,358

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $3,037,724

	Telecom Utility Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$9,282	$43,840

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,737,119

	Equity Index Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$26,230	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $14,033,050
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $117,023 as reported in the Portfolio of Investments.

	International Growth and Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$817,253	$708,099

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $165,744,103

	Global Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$10,541	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $3,232,594

	International Diversified Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$23,646	$170,472

Foreign exchange contracts(3)	139,519	129,516

	$163,165	$299,988

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $33,804,014
(3)	The average notional amount outstanding for forward foreign currency contracts was $39,905,486
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,122,118 as reported in the Portfolio of Investments.

	Emerging Markets portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$37,515

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,018,188
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(154,729) as reported in the Portfolio of Investments.

Note 2. Repurchase Agreements

As of April 30, 2014, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	14.44%	$22,300,000
Equity Index	6.48	10,009,000
“Dogs” of Wall Street	2.16	3,332,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $154,388,000 a repurchase price of $154,388,000 and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note	1.00	3/31/17	$31,270,000	$31,426,350
U.S. Treasury Bond	2.00	1/31/18	121,680,000	120,258,169
U.S. Treasury Bond	1.50	8/31/18	5,780,000	5,794,450

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group (“AIG”) or an affiliate thereof. During the period ended April 30, 2014, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$277,344,545	$85,431,091	$—	$—	$7,331,581	$370,107,217
Global Bond Portfolio, Class 1	—	—	47,505,742	5,402,016	—	—	1,241,611	54,149,369
High-Yield Bond Portfolio, Class 1	—	—	92,302,476	10,804,030	—	—	2,808,011	105,914,517
Total Return Bond Portfolio, Class 1	—	—	332,250,196	38,486,418	—	—	2,353,985	373,090,599
Equity Index Portfolio, Class 1	—	—	475,940,745	48,997,032	24,000,000	6,741,207	22,772,507	530,451,491
Growth-Income Portfolio, Class 1	—	—	190,033,790	21,608,060	—	—	13,889,257	225,531,107
MFS Massachusetts Portfolio, Class 1	—	—	240,956,166	27,010,076	—	—	11,063,041	279,029,283
Fundamental Growth Portfolio, Class 1	—	—	148,206,433	1,960,995	12,000,000	3,287,692	(4,725,576)	136,729,544
Blue Chip Growth Portfolio, Class 1	—	—	2,024,523	75,059,147	—	—	1,188,386	78,272,056
Real Estate Portfolio, Class 1	—	—	41,864,733	5,402,015	—	—	3,892,864	51,159,612
Small Company Value Portfolio, Class 1	—	—	98,705,222	10,804,030	—	—	4,089,076	113,598,328
Mid Cap Growth Portfolio, Class 1	—	—	51,856,872	5,402,015	—	—	690,959	57,949,846
Aggressive Growth Portfolio, Class 1	—	—	40,019,442	1,674,374	—	—	(2,139,279)	39,554,537
Growth Opportunities Portfolio, Class 1	—	—	50,210,726	5,402,016	—	—	(1,410,700)	54,202,042
International Growth and Income Portfolio, Class 1	—	—	46,692,475	5,402,015	—	—	2,651,171	54,745,661
Global Equities Portfolio, Class 1	—	—	233,726,308	20,312,582	25,000,000	6,491,234	5,819,962	241,350,086
Emerging Markets Portfolio, Class 1	—	—	120,013,276	16,206,046	—	—	7,019,029	143,238,351
Foreign Value Portfolio, Class 1	—	—	142,805,881	48,905,598	—	—	9,305,770	201,017,249
Seasons Series Trust
Stock Portfolio, Class 1	—	—	206,747,046	19,145,512	—	—	(4,652,756)	221,239,802
Large Cap Growth Portfolio, Class 1	—	—	81,192,182	5,591,461	12,000,000	2,531,146	(166,838)	77,147,951
Large Cap Value Portfolio, Class 1	—	—	189,002,035	21,608,061	—	—	12,903,922	223,514,018
Mid Cap Growth Portfolio, Class 1	—	—	49,350,835	5,402,016	—	—	239,197	54,992,048
Mid Cap Value Portfolio, Class 1	—	—	99,369,732	10,804,032	—	—	6,442,847	116,616,611
Small Cap Portfolio, Class 1	—	—	59,094,067	9,129,657	—	—	922,078	69,145,802
International Equity Portfolio, Class 1	—	—	182,278,628	21,608,062	—	—	9,539,338	213,426,028
Diversified Fixed Income Portfolio, Class 1	—	—	331,284,884	38,486,421	—	—	4,055,967	373,827,272
Real Return Portfolio, Class 1	—	—	135,896,958	13,187,047	50,000,000	(3,037,539)	3,828,501	99,874,967
Focus Growth Portfolio, Class 1	—	—	67,282,932	2,939,468	—	—	(1,460,109)	68,762,291
Focus Value Portfolio, Class 1	—	—	93,226,629	10,804,030	—	—	5,888,701	109,919,360
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	197,150,051	21,608,060	—	—	1,557,522	220,315,633
Growth and Income Portfolio, Class 1	—	—	96,617,434	10,804,030	—	—	5,210,930	112,632,394
Growth Portfolio, Class 1	—	—	195,393,522	21,608,061	—	—	9,586,989	226,588,572
Capital Appreciation Portfolio, Class 1	—	—	100,186,688	10,804,030	—	—	453,074	111,443,792
Natural Resources Portfolio, Class 1	—	—	41,167,363	5,402,015	—	—	6,082,008	52,651,386

	$—	$—	$4,757,700,537	$663,201,519	$123,000,000	$16,013,740	$148,273,026	$5,462,188,822

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2014
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$78,841,758	$16,057,387	$—	$—	$2,123,313	$97,022,458
Global Bond Portfolio, Class 1	—	—	37,407,719	8,028,693	—	—	1,018,019	46,454,431
High-Yield Bond Portfolio, Class 1	—	—	39,823,102	8,028,693	—	—	1,247,420	49,099,215
Total Return Bond Portfolio, Class 1	—	—	113,816,390	24,086,080	—	—	844,479	138,746,949
Equity Index Portfolio, Class 1	—	—	221,085,769	44,157,813	—	—	14,340,843	279,584,425
Growth-Income Portfolio, Class 1	—	—	99,292,734	20,071,733	—	—	7,484,771	126,849,238
Equity Opportunities Portfolio, Class 1	—	—	60,956,447	12,043,040	—	—	2,963,480	75,962,967
Davis Venture Value Portfolio, Class 1	—	—	100,210,338	20,071,733	—	—	4,333,852	124,615,923
Dogs of Wall Street Portfolio, Class 1	—	—	59,938,766	12,043,040	—	—	5,670,105	77,651,911
Alliance Growth Portfolio, Class 1	—	—	41,957,723	8,028,693	—	—	991,042	50,977,458
MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	141,429,587	28,100,427	—	—	6,612,755	176,142,769
Real Estate Portfolio, Class 1	—	—	37,106,708	8,028,693	—	—	3,580,907	48,716,308
Small Company Value Portfolio, Class 1	—	—	61,133,014	12,043,040	—	—	2,557,625	75,733,679
Mid Cap Growth Portfolio, Class 1	—	—	21,569,249	4,014,347	—	—	250,328	25,833,924
Marsico Focused Growth Portfolio, Class 1	—	—	83,383,428	16,057,383	—	—	(1,656,590)	97,784,221
Growth Opportunities Portfolio, Class 1	—	—	14,545,690	—	—	—	(357,688)	14,188,002
Small & Mid Cap Value Portfolio, Class 1	—	—	40,502,991	8,028,694	—	—	2,384,316	50,916,001
International Growth and Income Portfolio, Class 1	—	—	59,252,328	12,043,040	—	—	3,463,758	74,759,126
Global Equities Portfolio, Class 1	—	—	60,069,644	12,043,040	—	—	3,392,714	75,505,398
Foreign Value Portfolio, Class 1	—	—	99,626,988	20,071,734	—	—	6,421,714	126,120,436
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	55,694,313	12,043,040	—	—	1,834,114	69,571,467
Large Cap Value Portfolio, Class 1	—	—	145,904,932	32,114,773	—	—	10,371,478	188,391,183
Mid Cap Growth Portfolio, Class 1	—	—	20,704,128	4,014,346	—	—	62,543	24,781,017
Mid Cap Value Portfolio, Class 1	—	—	40,482,450	8,028,693	—	—	2,698,563	51,209,706
Small Cap Portfolio, Class 1	—	—	20,680,926	4,014,347	—	—	320,606	25,015,879
International Equity Portfolio, Class 1	—	—	52,592,786	12,043,039	—	—	2,849,190	67,485,015
Diversified Fixed Income Portfolio, Class 1	—	—	37,328,604	8,028,694	—	—	483,482	45,840,780
Real Return Portfolio, Class 1	—	—	20,925,980	4,014,346	—	—	150,516	25,090,842
Focus Value Portfolio, Class 1	—	—	59,410,769	12,043,040	—	—	3,862,691	75,316,500
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	55,929,831	12,043,039	—	—	474,512	68,447,382

	$—	$—	$1,981,605,092	$401,434,660	$—	$—	$90,774,858	$2,473,814,610

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2014
AIG Common Stock	$—	$—	$2,867,193	$435,061	$—	$—	$336,035	$3,638,289

At April 30, 2014, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	24%
	SunAmerica Dynamic Strategy Portfolio	6%
Global Bond	SunAmerica Dynamic Allocation Portfolio	12%
	SunAmerica Dynamic Strategy Portfolio	10%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	23%
	SunAmerica Dynamic Strategy Portfolio	11%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	23%
	SunAmerica Dynamic Strategy Portfolio	8%
Equity Index	SunAmerica Dynamic Allocation Portfolio	64%
	SunAmerica Dynamic Strategy Portfolio	34%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	17%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	38%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	9%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	32%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	12%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	30%
	SunAmerica Dynamic Strategy Portfolio	19%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	49%
Real Estate	SunAmerica Dynamic Allocation Portfolio	12%
	SunAmerica Dynamic Strategy Portfolio	11%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	17%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	19%
	SunAmerica Dynamic Strategy Portfolio	8%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	33%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	19%
	SunAmerica Dynamic Allocation Portfolio	5%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	37%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	8%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	14%
	SunAmerica Dynamic Strategy Portfolio	18%
Global Equities	SunAmerica Dynamic Allocation Portfolio	57%
	SunAmerica Dynamic Strategy Portfolio	18%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	39%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	20%
	SunAmerica Dynamic Strategy Portfolio	12%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At April 30, 2014, each Dynamic Portfolio held less than 64% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

As of April 30, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$11,251	$(69,611)	$(58,360)	$275,386,933
Corporate Bond	92,608,096	(7,150,898)	85,457,198	1,472,712,473
Global Bond	16,407,820	(6,682,611)	9,725,209	463,182,419
High-Yield Bond	15,598,141	(10,088,653)	5,509,488	459,393,827
Total Return Bond	28,835,754	(9,723,222)	19,112,532	1,630,851,164
Balanced	24,577,451	(3,626,936)	20,950,515	206,018,472
MFS Total Return	123,157,997	(9,993,761)	113,164,236	550,243,772
SunAmerica Dynamic Allocation	556,762,847	(38,745,199)	518,017,648	6,201,031,180
SunAmerica Dynamic Strategy	191,259,131	(6,895,515)	184,363,616	2,867,181,476
VCP Total Return Balancedsm	218,179	(74,292)	143,887	101,941,781
VCPsm Value	5,525,439	(1,312,987)	4,212,452	106,560,291
Telecom Utility	11,454,186	(1,424,502)	10,029,684	45,195,254
Equity Index	115,345,637	(3,616,506)	111,729,131	717,865,588
Growth-Income	130,162,484	(567,791)	129,594,693	604,562,942
Equity Opportunities	22,898,010	(726,658)	22,171,352	181,450,335
Davis Venture Value	495,679,226	(4,828,182)	490,851,044	834,553,123
“Dogs” of Wall Street	33,377,616	(1,031,126)	32,346,490	206,098,751
Alliance Growth	84,793,922	(4,135,865)	80,658,057	347,568,770
Capital Growth	13,145,346	(801,159)	12,344,187	48,292,360
MFS Massachusetts Investors Trust	189,107,186	(5,183,330)	183,923,856	745,076,734
Fundamental Growth	37,888,234	(3,091,760)	34,796,474	244,335,613
Blue Chip Growth	13,784,223	(1,718,051)	12,066,172	162,717,036
Real Estate	31,241,561	(2,062,004)	29,179,557	394,528,037
Small Company Value	137,100,559	(5,899,247)	131,201,312	307,418,764
Mid-Cap Growth	65,350,799	(6,103,452)	59,247,347	245,386,034
Aggressive Growth	22,202,270	(3,777,454)	18,424,816	98,441,833
Growth Opportunities	51,022,594	(7,377,315)	43,645,279	243,482,512
Marsico Focused Growth	42,523,913	(4,404,938)	38,118,975	225,606,340
Technology	6,825,970	(1,330,231)	5,495,739	34,011,258
Small & Mid Cap Value	125,542,511	(12,417,190)	113,125,321	542,490,954
International Growth and Income	72,012,473	(10,601,127)	61,411,346	343,175,359
Global Equities	53,621,535	(5,494,488)	48,127,047	381,832,789
International Diversified Equities	44,897,987	(10,462,762)	34,435,225	224,258,059
Emerging Markets	26,444,659	(26,586,045)	(141,386)	363,476,055
Foreign Value	243,171,085	(25,433,501)	217,737,584	798,968,315

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 27, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 27, 2014